As filed with the Securities and Exchange Commission on April 24, 2002

Registration No. 333-01713

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                      POST-EFFECTIVE AMENDMENT NO. 16 TO

                                   FORM S-6

    FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Address of Depositor's Principal Executive Office)

                                 (949) 219-3743
              (Depositor's Telephone Number, including Area Code)


                                Diane N. Ledger
                               Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                               Jeffrey S. Puretz
                                    Dechert
                             1775 Eye Street, N.W.
                          Washington, D.C. 20006-2401

It is proposed that this filing will become effective on May 1, 2002 pursuant to paragraph (b) of Rule 485.


Title of securities being registered: Interests in the Separate Account under Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policies and Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life Insurance Policies.

Filing Fee: None

Pacific Select Exec Separate Account of Pacific Life Insurance Company

RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2 AND THE PROSPECTUS

Pursuant to Instructions as to the Prospectus in Form S-6



Form N-8B-2                                                     Form S-6
Item Number                                              Heading in Prospectus

1.  (a)  Name of trust.................................  Prospectus front cover

    (b)  Title of securities issued....................  Prospectus front cover

2.  Name and address of each depositor.................  Prospectus front cover; Back cover

3.  Name and address of trustee........................  N/A

4.  Name and address of each principal underwriter.....  About Pacific Life

5.  State of organization of trust.....................  Pacific Select Exec Separate
                                                         Account

6.  Execution and termination of trust agreement.......  Pacific Select Exec Separate
                                                         Account

7.  Changes of name....................................  N/A

8.  Fiscal year........................................  N/A

9.  Material Litigation................................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities...............  Pacific Select Estate Preserver basics; The death benefit

    (b)  Cumulative or distributive securities.........  Pacific Select Estate Preserver basics; The death benefit

    (c)  Withdrawal or redemption......................  Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc.....................  Withdrawals, surrenders and loans



                                                         Policy

    (e)  Periodic payment plan.........................  N/A

    (f)  Voting rights.................................  Voting Rights

    (g)  Notice to security holders....................  Reports we'll send you

    (h)  Consents required.............................  Voting rights

    (i)  Other provisions..............................  N/A

11. Type of securities comprising units................  Pacific Select Estate
                                                         Preserver Basics

12. Certain information regarding periodic
    payment plan certificates..........................  N/A

13. (a)  Load, fees, expenses, etc.....................  Deductions from your premiums;
                                                         Surrendering your policy

    (b)  Certain information regarding periodic
         payment plan certificates.....................  N/A

    (c)  Certain percentages...........................  Deductions from your premiums

    (d)  Difference in price...........................  N/A

    (e)  Certain other fees, etc.......................  Deductions from your premiums;
                                                         Surrendering your policy

    (f)  Certain other profits or benefits.............  The death benefit; Your policy's accumulated value

    (g)  Ratio of annual charges to income.............  N/A

14. Issuance of trust's securities.....................  Pacific Select Estate Preserver Basics

15. Receipt and handling of payments from
    purchasers.........................................  How premiums work

16. Acquisition and disposition of underlying
    securities.........................................  Your policy's accumulated value; Your investment options

17. Withdrawal or redemption...........................  Withdrawals, surrenders and loans

18. (a)  Receipt, custody and disposition
         of income.....................................  Your policy's accumulated value

    (b)  Reinvestment of distributions.................  N/A

    (c)  Reserves or special funds.....................  N/A

    (d)  Schedule of distributions.....................  N/A

19. Records, accounts and reports......................  Statements and Reports


20. Certain miscellaneous provisions of trust agreement

    (a)  Amendment.....................................  N/A

    (b)  Termination...................................  N/A

    (c) and (d) Trustee, removal and successor.........  N/A

    (e) and (f) Depositors, removal and successor......  N/A

21. Loans to security holders..........................  Withdrawals, Surrenders and Loan

22. Limitations on liability...........................  N/A

23. Bonding arrangements...............................  N/A

24. Other material provisions of trust agreement.......  N/A

III. Organizations, Personnel and Affiliated Persons of Depositor

25. Organization of depositor..........................  About Pacific Life


26. Fees received by depositor.........................  See Items 13(a) and 13(e)

27. Business of depositor..............................  About Pacific Life


28. Certain information as to officials and affiliated
    persons of depositor...............................  About Pacific Life

29. Voting securities of depositor.....................  N/A

30. Persons controlling depositor......................  N/A

31. Payments by depositor for certain services


     rendered to trust.................................  N/A

32.  Payments by depositor for certain other services
     rendered to trust.................................  N/A

33.  Remuneration of employees of depositor for
     certain services rendered to trust................  N/A

34.  Remuneration of other persons for certain
     services rendered to trust........................  N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states......  N/A

36.  Suspension of sales of trust's securities.........  N/A

37.  Revocation of authority to distribute.............  N/A

38.  (a)  Method of distribution.......................  How policies are distributed

     (b)  Underwriting agreements......................  How policies are distributed

     (c)  Selling agreements...........................  How policies are distributed

39.  (a)  Organization of principal underwriters.......  How policies are distributed

     (b)  N.A.S.D. membership of principal
          underwriters.................................  How policies are distributed

40.  Certain fees received by principal underwriters...  How policies are distributed

41.  (a)  Business of each principal underwriter.......  How policies are distributed

     (b)  Branch offices of each principal
          underwriter..................................  N/A

     (c)  Salesmen of each principal underwriter.......  N/A

42.  Ownership of trust's securities by certain persons  N/A

43.  Certain brokerage commissions received by
     principal underwriters............................  N/A

44.  (a)  Method of valuation..........................  Your Policy's Accumulated Value

                                                         Value

     (b)  Schedule as to offering price................  How premiums work

     (c)  Variation in offering price to certain
          persons......................................  Monthly Deductions

45.  Suspension of redemption rights...................  Timing of payments, forms, and requests

46.  (a)  Redemption Valuation.........................  Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price..............  Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities..  Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee............  N/A

49.  Fees and expenses of trustees.....................  N/A

50.  Trustee's lien....................................  N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities........  The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect
          to selection or elimination of underlying
          securities...................................  How our accounts work

     (b)  Transactions involving elimination of
          underlying securities........................  How our accounts work

     (c)  Policy regarding substitution or
          elimination of underlying securities.........  How our accounts work

     (d)  Fundamental policy not otherwise
          covered......................................  N/A

53.  Tax status of trust...............................  Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial statements


PACIFIC SELECT
ESTATE PRESERVER       PROSPECTUS MAY 1, 2002


                       Pacific Select Estate Preserver is a last survivor flexible premium variable life insurance policy issued by Pacific Life Insurance Company.

This policy is not     This prospectus provides information that you should
available in all       know before buying a policy. It's accompanied by a
states. This           current prospectus for the Pacific Select Fund, a fund
prospectus is not      that provides the underlying portfolios for the
an offer in any        variable investment options offered under the policy.
state or               Please read these prospectuses carefully and keep them
jurisdiction where     for future reference.
we're not legally
permitted to offer     Here's a list of all of the investment options
the policy.            available under your policy:

The policy is          VARIABLE INVESTMENT OPTIONS
described in detail
in this prospectus.    Blue Chip                  International Value
The Pacific Select
Fund is described      Aggressive Growth          Capital Opportunities
in its prospectus
and in its             Emerging Markets           Mid-Cap Growth
Statement of
Additional             Diversified Research       Global Growth
Information (SAI).
No one has the         Small-Cap Equity           Equity Index
right to describe
the policy or the      International Large-Cap    Small-Cap Index

Pacific Select Fund
any differently        I-Net Tollkeeper/SM/       Real Estate
than they have been                                (formerly called "REIT")

described in these     Financial Services
documents.                                        Inflation Managed
                       Health Sciences
You should be aware                               Managed Bond
that the Securities    Technology
and Exchange                                      Money Market
Commission (SEC)       Telecommunications
has not reviewed                                  High Yield Bond
the policy for its     Multi-Strategy

investment merit,                                 Equity Income
and does not           Large-Cap Core
guarantee that the       (formerly called         Research
informationin this       "Equity Income")
prospectus is                                     Equity
accurate or            Strategic Value
complete. It's a                                  Aggressive Equity
criminal offense to    Growth LT
say otherwise.                                    Large-Cap Value
                       Focused 30

                       Mid-Cap Value



                       FIXED OPTIONS

                       Fixed Account

                       Fixed LT Account

YOUR GUIDE TO THIS PROSPECTUS


An overview of Pacific Select Estate Preserver                         4
------------------------------------------------------------------------
Pacific Select Estate Preserver basics                                13
Owners, people insured by the policy, and beneficiaries               14
Policy date, monthly payment date, policy anniversary date            15
Statements and reports we'll send you                                 16
Your right to cancel                                                  16
Timing of payments, forms and requests                                17
Telephone and electronic transactions                                 18
------------------------------------------------------------------------
The death benefit                                                     19
Choosing your death benefit option                                    19
The guideline minimum death benefit                                   20
When we pay the death benefit                                         20
Comparing the death benefit options                                   21
Changing your death benefit option                                    21
Decreasing the face amount                                            22
Optional riders                                                       22
------------------------------------------------------------------------
How premiums work                                                     23
Your first premium payment                                            23
Planned periodic premium payments                                     23
Paying your premium                                                   24
Deductions from your premiums                                         24
Allocating your premiums                                              25
Limits on the premium payments you can make                           26
------------------------------------------------------------------------
Your policy's accumulated value                                       28
Calculating your policy's accumulated value                           28
Monthly deductions                                                    28
Lapsing and reinstatement                                             30
------------------------------------------------------------------------
Your investment options                                               32
Variable investment options                                           32
Fixed options                                                         37
Transferring among investment options                                 37
Transfer programs                                                     38
------------------------------------------------------------------------
Withdrawals, surrenders and loans                                     40
Making withdrawals                                                    40
Taking out a loan                                                     41
Ways to use your policy's loan and withdrawal features                42
Surrendering your policy                                              43
Policy restoration                                                    45
Estate tax waiver of surrender charge rider                           45
------------------------------------------------------------------------
General information about your policy                                 46
------------------------------------------------------------------------
Variable life insurance and your taxes                                48
------------------------------------------------------------------------
About Pacific Life                                                    52
------------------------------------------------------------------------
Financial statements of Pacific Select Exec Separate Account        SA-1
------------------------------------------------------------------------
Financial statements of Pacific Life Insurance Company              PL-1
------------------------------------------------------------------------
Appendices
Appendix A: Joint equal age                                          A-1
Appendix B: Rates per $1,000 of initial face amount                  B-1
Appendix C: Death benefit percentages                                C-1
Appendix D: Death benefit factor table                               D-1
------------------------------------------------------------------------
Where to go for more information                              back cover

                       Terms used in this prospectus
                       We've tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We've identified some of these below and the pages where you'll find an explanation of what they mean.

                       If you have any questions, please ask your registered representative or call us at 1-800-800-7681.


                            Accumulated value                28   Joint Owners                14
                            Accumulation units               35   Lapse                       30
                            Age                              14   Loan account                41
In this prospectus,         Allocation                       25   Modified endowment contract 50
you and your mean           Assignment                       47   Net amount at risk          21
the policy holder           Beneficiary                      15   Net cash surrender value    43
or owner. Pacific           Business day                     17   Net premium                 23
Life, we, us and            Cash surrender value             43   Outstanding loan amount     41
our refer to                Contingent beneficiary           15   Planned periodic premium    23
Pacific Life                Cost of insurance rate           28   Policy anniversary          15
Insurance Company.          Death benefit                    19   Policy date                 15
The fund refers to          Death benefit factor             20   Policy year                 15
Pacific Select              Death benefit percentage         20   Portfolio                   32
Fund. Policy means          Face amount                      19   Proper form                 17
a Pacific Select            Fixed account                    37   Reinstatement               31
Fund. Policy means          Fixed LT account                 37   Riders                      22
a Pacific Select            Fixed options                    37   Sales surrender target      44
Estate Preserver            General account                  53   Separate account            53
variable life               Guideline minimum death benefit  20   Seven-pay limit             50
insurance policy,           Guideline premium limit          26   Tax Code                    48
unless we state             Illustration                     16   Unit value                  35
otherwise.                  In force                         13   Variable account            32
                            Income benefit                   46   Variable investment option  32
                            Joint equal age                  20

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER

                       This overview tells you some key things you should know about your policy. It's designed as a summary only - please read the entire prospectus and your policy for more detailed information.

                       Some states have different rules about how life insurance policies are described or administered. The terms of your policy, or of any endorsement or rider, prevail over what's in this prospectus.

                      ---------------------------------------------------------
Pacific Select         Pacific Select Estate Preserver is a last survivor
Estate Preserver       flexible premium variable life insurance policy.
basics
                       . Last survivor means the policy insures the lives of
Last survivor life       two people and provides a death benefit that's
insurance may be         payable after both people have died.
appropriate for two
spouses who want to    . Flexible premium means you can vary the amount and
provide a death          frequency of your premium payments.
benefit for their
children.              . Variable means the policy's value depends on the
                         performance of the investment options you choose.
This may not be the
right kind of          . Life insurance means the policy provides a death
policy for someone       benefit to the beneficiary you choose.
who wants to

provide a death
benefit for his or     In addition to providing a death benefit that is
her spouse. In that    generally free of federal income tax, any growth in
case, a policy that    your policy's accumulated value is tax-deferred. You
insures a single       can choose from 33 variable investment options, each of
life may be more       which invests in a corresponding portfolio of the
appropriate.           Pacific Select Fund, and from two fixed options, both
                       of which provide a guaranteed minimum rate of interest.
Please discuss your

insurance needs and
financial              You may choose to allocate net premium and accumulated
objectives with        value to no more than 20 investment options at any one
your registered        time.
representative.
                       Pacific Select Estate Preserver is designed for long-

                    term financial planning. Please take some time to read
You'll find more       the information in this prospectus before you decide if
about the basics of    this life insurance policy meets your insurance needs
Pacific Select         and financial objectives.
Estate Preserver
starting on            Your right to cancel
page 13.               During the free look period, you have the right to

                       cancel your policy and return it to us or your registered representative for a refund. The amount of your refund may be more or less than the premium payments you've made, depending on the state where you signed your application. If you signed your application in a state that requires us to refund premium payments, we'll hold the net premiums in the Money Market investment option until the free look transfer date.

                      ---------------------------------------------------------
The death benefit      You can choose one of four death benefit options
                       depending on what is more important to you: a larger
Your policy            death benefit or building the accumulated value of your
provides a death       policy.
benefit for your
beneficiary after      You can change your death benefit option and reduce
both of the people     your policy's face amount (with certain restrictions)
insured by the         while your policy is in force.
policy have died,
as long as your        Optional riders

policy is in force.
                       There are five optional riders that provide extra
                       benefits, some at additional cost. Not all riders are
You'll find more       available in every state, and some riders may only be
about the death        added when you apply for your policy.
benefit starting on
page 19.


                      ---------------------------------------------------------
How premiums work      Your first premium must be equal to at least 25% of the
                       sum of your premium load and your policy's monthly
Your policy gives      charges for the first year. Your planned periodic
you the flexibility    premium must be for at least $50.
to choose the
amount and             Deductions from your premiums
frequency of your      We deduct a premium load from each premium payment you
premium payments,      make. The premium load is made up of a sales load, a
within certain         state and local tax charge, and a federal tax charge.
limits.
                       Limits on the premium payments you can make

                    Federal tax law puts limits on the premium payments you
You'll find more       can make in relation to your policy's death benefit. We
about how premiums     may refuse all or part of a premium payment you make,
work starting on       or remove all or part of a premium from your policy and
page 23.               return it to you under certain circumstances.



                      ---------------------------------------------------------
Your policy's          Accumulated value is the value of your policy on any
accumulated value      business day. It is not guaranteed - it depends on the
                       performance of the investment options you've chosen,
Accumulated value      the premium payments you've made, policy charges, and
is used as the         how much you've borrowed or withdrawn from the policy.
basis for
determining policy     Monthly deductions
benefits and           We deduct a monthly charge from your policy's
charges. If there      accumulated value on each monthly payment date. The
is not enough          charge is made up of cost of insurance, an
accumulated value      administrative charge, and a mortality and expense risk
to cover policy        charge. If you add any riders, we'll add any charges
charges, your          for them to your monthly charge.
policy could lapse.
                       Lapsing and reinstatement

                    If there is not enough accumulated value to cover the
You'll find more       monthly charge on the day we make the deduction, your
about accumulated      policy may lapse - which means you'll no longer have
value starting on      any insurance coverage. If your policy is in danger of
page 28.               lapsing, we'll give you a grace period of 61 days to

                       pay the required premium. If your policy lapses at the end of the grace period, you have five years from the day it lapses to apply for a reinstatement.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER

                      ---------------------------------------------------------

Your investment
options                You can choose from 33 variable investment options,
                       each of which invests in a corresponding portfolio of
The investment         the Pacific Select Fund. We're the investment adviser
options you choose     for the Pacific Select Fund. We oversee the management
will affect your       of all the fund's portfolios and manage two of the
policy's               portfolios directly. We've retained other portfolio
accumulated value,     managers to manage the other portfolios. The value of
and may affect the     each portfolio will fluctuate with the value of the
death benefit.         investments it holds, and returns are not guaranteed.

Your policy's

accumulated value      You can also choose from two fixed options, the Fixed
may be allocated to account and the Fixed LT account, both of which provide up to 20 investment a guaranteed minimum annual interest rate of 4%. We may options at any one offer a higher interest rate. If we do, we'll guarantee
time.                  that rate for one year.

Please review the      We allocate your premium payments and accumulated value
investment options     to the investment options you choose. Your policy's
carefully and ask      accumulated value will fluctuate depending on the
your registered        investment options you've chosen. You bear the
representative to      investment risk of any variable investment options you
help you choose the    choose.
right ones for your
goals and risk         In some states we'll hold your premium payments in the
tolerance.             Money Market investment option until the free look
                       transfer date. Please turn to Your right to cancel for

                    details.
You'll find more
about the              Transferring among investment options
investment options     You can transfer among the investment options during
starting on page       the life of your policy without paying any current
32.                    income tax. There is currently no charge for transfers.


                       You can make as many transfers as you like between variable investment options. You can also make automatic transfers from one variable investment option to another using our dollar cost averaging or portfolio rebalancing program. These programs are not available for the fixed options.


                    You can only make one transfer from each fixed option
We reserve the         in any 12-month period. For the Fixed account, each
right, in our sole     transfer may be no more than $5,000 or 25% of the
discretion, to         accumulated value in the Fixed account, whichever is
waive the transfer     greater. For the Fixed LT account, each transfer may be
restrictions on the    no more than $5,000 or 10% of the accumulated value in
fixed options.         the Fixed LT account, whichever is greater. You can
Please contact us      only transfer to the fixed options in the policy month
or your registered     right before each policy anniversary.
representative to
find out if a          Beginning October 1, 2001, the restrictions for
waiver is currently    transfers from the Fixed LT account are temporarily
in effect.             waived during the first policy year. You will be
                       permitted to transfer any amount out of the Fixed LT account at any time during the first twelve policy months. We reserve the right to discontinue this waiver at any time. However, if the waiver is in effect on the date you sign the application for your policy, the waiver on transfer restrictions will remain in effect for your first policy year.



                    You can also make automatic transfers from the Fixed
You'll find out        account to other investment options during the first
more about our         policy year using our first year transfer program.
automatic transfer
programs starting
on page 38.

                      ---------------------------------------------------------

                    You can take out all or part of your policy's
Withdrawals,           accumulated value while your policy is in force by
surrenders and         making withdrawals or surrendering your policy. You can
loans                  take out a loan from us using your policy as security.
                       You can also use your policy's loan and withdrawal
                       features to supplement your income, for example, during
Making a               retirement.
withdrawal, taking
out a loan or          Making withdrawals
surrendering your      You can withdraw part of your policy's net cash
policy can change      surrender value starting on your policy's first
your policy's tax      anniversary. This reduces your policy's accumulated
status, generate       value and could affect the face amount and death
taxable income, or     benefit.
make your policy
more susceptible to    Taking out a loan
lapsing. Be sure to    You can take out a loan from us using your policy's
plan carefully         accumulated value as security. You pay interest on the
before using these     amount you borrow at an annual rate of 4.5% during the
policy benefits.       first 10 policy years and 4.25% thereafter. The

                   accumulated value used to secure your loan is set aside
                       in a loan account, where it earns interest at an annual rate of 4%.


                    The amount in the loan account is not available to help
You'll find more       pay for any policy charges. Taking out a loan affects
about withdrawals,     the accumulated value of your policy because the amount
surrenders and         set aside in the loan account misses out on the
loans starting on      potential earnings available through the investment
page 40.               options.


                       Surrendering your policy
                       You can surrender or cash in your policy for its net cash surrender value while either of the two people insured by the policy is still living. If you surrender your policy during the first 10 policy years, we'll apply a surrender charge.

                      ---------------------------------------------------------
Variable life          Your beneficiary generally will not have to pay federal
insurance and your     income tax on death benefit proceeds. You'll also
taxes                  generally not be taxed on any or all of your policy's
                       accumulated value unless you receive a cash

                    distribution by making a withdrawal or surrendering
There are tax          your policy.
issues to consider
when you own a life    If your policy is a modified endowment contract, all
insurance policy.      distributions you receive during the life of the policy
These are described    may be subject to tax and a 10% penalty.
in detail starting
on page 48.


                      ---------------------------------------------------------
About Pacific Life     Pacific Life is a life insurance company based in
                       California. We issue the policies. Pacific Select
When you buy a life    Distributors, Inc., our subsidiary, is the distributor
insurance policy,      of the policies.
you're relying on
the insurance          How our accounts work
company that issues    We put your premium payments in our general and
it to be able to       separate accounts. We own the assets in our accounts
meet its financial     and make the allocations to the investment options
obligations to you.    you've chosen.


                    Amounts allocated to the fixed options are held in our
You'll find more       general account. Our general account includes all of
about Pacific Life,    our assets, except for those held in our separate
and our strength as    accounts. Our ability to meet our obligations under the
a company, starting    policy is backed by our strength as an insurance
on page 52.            company.


We may use any         Amounts allocated to the variable investment options
profit derived from    are held in our separate account. The assets in this
any charges under      account are kept separate from the assets in our
the policy for any     general account and our other separate accounts, and
lawful purpose,        are protected from our general creditors.
including our
distribution and
administrative
expenses.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER

                                              This section of the overview explains the fees and expenses associated with your Pacific Select Estate Preserver policy.
                                            --------------------------------------------------------------------------------
Understanding policy expenses
and cash flow                                     -------------------
                                                    Your premium
The chart to the right illustrates how
cash normally flows through a Pacific               You make a
Select Estate Preserver policy.                     premium payment
                                                  -------------------                       We deduct
The dark shaded boxes show the fees and           -------------------                       a premium load
expenses you pay directly or indirectly           Net premium
under your policy. These are explained            We allocate the
in the pages that follow.                         net premium to
                                                  the investment
In some states we'll hold your net                options you
premium payments in the Money Market              choose
investment option until the free look             -------------------
transfer date. Please turn to Your right             v                         v
to cancel for details.                      -------------------      ------------------   -----------------   -----------------
                                             Fixed options            Variable             Pacific Select      The fund
                                             We hold                  investment           Fund                deducts
                                             amounts you              options                                  advisory fees
                                             allocate to these                         --- The variable    --- and other fund
                                             options in our           We hold              investment          expenses from
                                             general account          amounts you          options invest      the portfolios
                                                                      allocate to these    in the fund's
                                                                      options in our       portfolios
                                                                      separate account
                                            -------------------      ------------------   -----------------   ------------------
                                                                                                              ------------------
                                                                                                               We deduct:
                                                                                                               . cost of
                                                                                                                 insurance
                                                                                                               . administrative
                                                                                                                 charge
                                                                               We make monthly deductions      . mortality and
                                                                           -----------------------------------   expense risk
                                                                                                                 charge
                                                                                                               . rider charges
                                                                                                              ------------------
                                                                    v
                                        ---------------     ----------------                                  ------------------
                                        Loan account         Accumulated                                       We deduct a
                                        Accumulated          Value              If you make a withdrawal       withdrawal charge
                                        value set aside ----                ----------------------------------
                                        to secure a          The total value
                                        policy loan          of your policy
                                        ---------------     ----------------                                  ------------------

                                                                                                              ------------------
                                                                                If you surrender your policy   We deduct a
                                                                                during the first 10 policy     surrender charge
                                                                                years
                                                                           -----------------------------------


                                                                                                              ------------------

                      ---------------------------------------------------------
Deductions from        We deduct a premium load from each premium payment you
your premiums          make. The load is made up of three charges:


                    Sales load - 5% of each premium payment during the
The premium load is    first 10 policy years and reduced to 3% after the 10th
explained in more      policy year.
detail on page 24.

                   State and local tax charge - 2.35% of each premium
                       payment.

                       Federal tax charge - 1.50% of each premium payment.

                      ---------------------------------------------------------
Deductions from        We deduct a monthly charge from your policy's
your policy's          accumulated value in the investment options on each
accumulated value      monthly payment date. This charge is made up of three
                       charges:

The monthly charge     Cost of insurance - We calculate this charge by
is explained in        multiplying the current cost of insurance rate by a
more detail            discounted net amount at risk at the beginning of each
starting on page       policy month. When the younger of the two people
28.                    insured by the policy reaches age 100, the cost of

                       insurance charge is zero -- in other words, you no
An example             longer pay any cost of insurance charge.
For a policy with:
.. a joint equal age    Administrative charge - We deduct a charge of $16 a
  of 50                month during the first five policy years, and $6 a
.. a face amount of     month thereafter. When the younger of the two people
  $100,000             insured by the policy reaches age 100, the
.. accumulated value    administrative charge is zero -- in other words, you no
  of $60,000 after     longer pay any administrative charge.
  deducting any
  outstanding loan     Mortality and expense risk charge - The mortality and
  amount.              expense risk charge varies depending on your policy's
                       face amount, joint equal age on the policy date and
The monthly charge     accumulated value. It's made up of two components:
for the face amount
component of the       . The face amount component, which we deduct every
mortality and            month during the first 10 policy years at a rate that
expense risk charge      is based on the joint equal age and each $1,000 of
is $10.20                the initial face amount of your policy.
(($100,000 / 1,000) X
0.102).                . The accumulated value component, which we deduct
                         every month during the first 20 policy years at an
The monthly charge       annual rate of 0.30% (0.025% monthly) of your
for the accumulated      policy's accumulated value in the investment options.
value component is       During policy years 21 and thereafter, we reduce the
$15                      annual rate to 0.10% (0.008333% monthly) of the
($60,000 X 0.025%).      accumulated value.
The charge in
policy year 21 (and    Riders - If you add any riders to your policy, we add
thereafter) would      any charges for them to your monthly charge.
be $5
($60,000 X 0.008333%)
if the policy's
accumulated value
was $60,000.

Joint equal age is
explained in
Appendix A. The
rates for the face
amount component
are shown in
Appendix B.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER

                      ---------------------------------------------------------
Withdrawal and         You can withdraw part of your policy's net cash
surrender charges      surrender value at any time starting on your policy's
                       first anniversary. There is a $25 charge for each

                    withdrawal you make. We deduct this charge
Withdrawal and         proportionately from all of your investment options.
surrender charges
are explained in       If you surrender or cash in your policy, or decrease
more detail on         its face amount, during the first 10 years of owning
pages 40 and 43.       the policy, we'll deduct a surrender charge. The

                   surrender charge is made up of two components:

An example             . The underwriting surrender charge, which is assessed
                         at a rate that is based on the joint equal age and
For a policy that        each $1,000 of the initial face amount of your
is surrendered at        policy. The amount of the charge does not change
the end of the           during the first policy year. Starting on the first
first policy year,       policy anniversary, we reduce the charge by 0.9259% a
with:                    month until it reaches zero at the end of 10 policy
                         years.
.. a joint equal age
  of 50                . The sales surrender charge, which, during the first
.. an initial face        policy year, equals the smaller of the following
  amount of              amounts:
  $100,000.
                         . 25% of the premium payments you've made, or
The underwriting
surrender charge is      . 25% of the sales surrender target, which is based
$520.                      on the joint equal age of the people insured by the
                           policy for each $1,000 of a policy's initial face
The sales surrender        amount.
target is $905. The
maximum sales          The sales surrender charge increases until the premiums
surrender charge is    you pay reach the sales surrender target. In the 13th
$226.25.               month you own your policy, we reduce the sales
                       surrender charge so that it is 99.0741% of the charge
The underwriting       as calculated above. After that, we reduce it by
surrender charge       0.9259% a month until it reaches zero at the end of 10
and sales surrender    policy years.

target rates appear
in Appendix B.         Subject to state availability, if your policy
                       application is signed after June 6, 2001, your policy
We explain the         has an Estate tax waiver of surrender charge rider.
Estate tax waiver      This rider gives you a conditional right to surrender
of surrender charge    the policy without paying any surrender charge.
rider in more
detail under
Withdrawals,
surrenders and
loans.


                      ---------------------------------------------------------
Fees and expenses      The Pacific Select Fund pays advisory fees and other
paid by the            expenses. These are deducted from the assets of the
Pacific Select Fund    fund's portfolios and may vary from year to year. They
                       are not fixed and are not part of the terms of your

                    policy. If you choose a variable investment option,
You'll find more       these fees and expenses affect you indirectly because
about the Pacific      they reduce portfolio returns.
Select Fund
starting on page       Advisory fee
32, and in the         Pacific Life is the investment adviser to the fund. The
fund's prospectus,     fund pays an advisory fee to us for these services. The
which accompanies      table below shows the advisory fee as a annual
this prospectus.       percentage of each portfolio's average daily net

                   assets.

                       Other expenses


                       The table below shows the advisory fee and fund expenses as an annual percentage of each portfolio's average daily net assets, based on the year 2001 unless otherwise noted. To help limit fund expenses, effective July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. For each portfolio, our right to repayment of amounts waived and/or reimbursed is limited to amounts that do not cause such expenses to exceed the new 0.10% expense cap and, except for portfolios that started on or after October 2, 2000, that do not exceed the previously established 0.25% expense cap with respect to expenses incurred through December 31, 2001. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2002.




                       In 2001, Pacific Life reimbursed $42,185 to the Aggressive Growth Portfolio, $32,032 to the Financial Services Portfolio, $4,249 to the Health Sciences Portfolio, $28,084 to the Technology Portfolio, $24,277 to the Telecommunications Portfolio, $12,603 to the Capital Opportunities Portfolio, $9,417 to the Mid-Cap Growth Portfolio and $59,355 to the Global Growth Portfolio. In 2001, Pacific Life recouped $13,202 from the I-Net Tollkeeper Portfolio, $16,714 from the Strategic Value Portfolio, $5,499 from the Focused 30 Portfolio and $27,505 from the Small-Cap Index Portfolio for adviser's reimbursements in 2000 under the expense limitation agreement.



                   -------------------------------------------------------------------------------------
                                                                                 Less
                                             Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                   -------------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                   Blue Chip/1/              0.95     0.05     0.04     1.04      --           1.04
                   Aggressive Growth/1/      1.00     0.18     0.06     1.24     (0.08)        1.16
                   Emerging Markets/1/       1.10     0.22     --       1.32      --           1.32
                   Diversified Research/1/   0.90     0.04     0.02     0.96      --           0.96
                   Small-Cap Equity/1/       0.65     0.05     --       0.70      --           0.70
                   International Large-Cap   1.05     0.09     --       1.14      --           1.14
                   I-Net Tollkeeper/2/       1.40     0.07     --       1.47      --           1.47
                   Financial Services/1/     1.10     0.20     0.04     1.34     (0.09)        1.25
                   Health Sciences/1/        1.10     0.11     0.03     1.24     (0.01)        1.23
                   Technology                1.10     0.21     --       1.31     (0.11)        1.20
                   Telecommunications        1.10     0.29     --       1.39     (0.18)        1.21
                   Multi-Strategy/1/         0.65     0.04     0.01     0.70      --           0.70
                   Large-Cap Core/1/         0.65     0.04     0.02     0.71      --           0.71
                    (formerly Equity Income)
                   Strategic Value           0.95     0.10     --       1.05      --           1.05
                   Growth LT/1/              0.75     0.04     0.03     0.82      --           0.82
                   Focused 30/1/             0.95     0.11     --       1.06      --           1.06
                   Mid-Cap Value/1/          0.85     0.04     0.11     1.00      --           1.00
                   International Value       0.85     0.08     --       0.93      --           0.93
                   Capital Opportunities/1/  0.80     0.13     0.01     0.94     (0.01)        0.93
                   Mid-Cap Growth/1/         0.90     0.12     0.01     1.03     (0.02)        1.01
                   Global Growth/1/          1.10     1.04     0.01     2.15     (0.35)        1.80
                   Equity Index              0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index           0.50     0.07     --       0.57      --           0.57
                   Real Estate               1.10     0.05     --       1.15      --           1.15
                    (formerly REIT)
                   Inflation Managed/1/      0.60     0.07     --       0.67      --           0.67
                   Managed Bond/1/           0.60     0.05     --       0.65      --           0.65
                   Money Market              0.33     0.03     --       0.36      --           0.36
                   High Yield Bond/1/        0.60     0.04     --       0.64      --           0.64
                   Equity Income/3/          0.95     0.15     --       1.10     (0.05)        1.05
                   Research/3/               1.00     0.12     --       1.12     (0.02)        1.10
                   Equity                    0.65     0.05     --       0.70      --           0.70
                   Aggressive Equity/1/      0.80     0.07     0.04     0.91      --           0.91
                   Large-Cap Value/1/        0.85     0.03     0.02     0.90      --           0.90
                   -------------------------------------------------------------------------------------


                       /1/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.00% for the Blue Chip Portfolio, 1.10% for the Aggressive Growth Portfolio, 1.31% for the Emerging Markets Portfolio, 0.94% for the Diversified Research Portfolio, 0.69% for the Small-Cap Equity Portfolio, 1.20% for the Financial Services Portfolio, 1.20% for the Health Sciences Portfolio, 0.69% for the Multi-Strategy Portfolio, 0.69% for the Large-Cap Core Portfolio, 0.79% for the Growth LT Portfolio, 1.05% for the Focused 30 Portfolio, 0.89% for the Mid-Cap Value Portfolio, 0.91% for the Capital Opportunities Portfolio, 1.00% for the Mid-Cap Growth Portfolio, 1.76% for the Global Growth Portfolio, 0.66% for the Inflation Managed Portfolio, 0.64% for the Managed Bond Portfolio, 0.63% for the High Yield

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER


                       Bond Portfolio, 0.87% for the Aggressive Equity Portfolio and 0.88% for the Large-Cap Value Portfolio.


                   /2/ Effective January 1, 2002, advisory fee is reduced
                       from the annual rate of 1.50% of average daily net assets to 1.40%.


                   /3/ Expenses are estimated. There were no actual
                       advisory fees or expenses for these portfolios in 2001 because the portfolios started after December 31, 2001.




                   + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

PACIFIC SELECT ESTATE PRESERVER BASICS

                       When you buy a Pacific Select Estate Preserver life insurance policy, you're entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your policy, applications to change or reinstate the policy, any amendments, riders or endorsements to your policy, and specification pages.

Policy amendments      When we approve your signed application, we'll issue
and endorsements       your policy. If your application does not meet our
are a part of your     underwriting and administrative requirements, we can
policy and confirm     reject it or ask you for more information. Once we
changes you or we      receive your first premium payment, and any contractual
make to the policy.    and administrative requirements have been met, we'll
                       consider your policy to be in force. Our obligations
Specification pages    under the policy begin when the policy is in force and
summarize              has been delivered to you.
information
specific to your       Your policy will be in force until one of the following
policy at the time     happens:
the policy is          . both people insured by the policy die
issued.                . the grace period expires and your policy lapses, or
                       . you surrender your policy.
Riders provide
extra benefits,        If your policy is not in force when both people insured
some at additional     by the policy die, we are not obligated to pay the
cost. Not all          death benefit proceeds to your beneficiary.
riders are
available in every     Pacific Select Estate Preserver is a last survivor
state and some         flexible premium variable life insurance policy that
riders may only be     insures the lives of two people and pays death benefit
added when you         proceeds after both people have died.
apply for your
policy.                Under a flexible premium life insurance policy, you
                       have the flexibility to choose the amount and frequency
Last survivor life     of your premium payments. You must, however, pay enough
insurance may be       premiums to cover the ongoing cost of policy benefits.
appropriate for two
spouses who want to    A premium load is deducted from each premium payment
provide a death        you make. The resulting net premium is allocated to the
benefit for their      investment options you choose, and becomes part of your
children.              policy's accumulated value.

This may not be the    Charges are deducted from the accumulated value each
right kind of          month to help cover the cost of the policy's death
policy for someone     benefit and other expenses. If there is not enough
who wants to           accumulated value to cover the monthly charge on the
provide a death        day we make the deduction, your policy may lapse after
benefit for his or     a grace period - which means you'll no longer have any
her spouse. In that    insurance coverage.
case, a policy that
insures a single       Investment earnings will increase your policy's
life may be more       accumulated value, while investment losses will
appropriate.           decrease it. The premium payments you'll be required to
                       make to keep your policy in force will be influenced by
Please discuss your    the investment results of the investment options you've
insurance needs and    chosen.
financial
objectives with
your registered
representative.

In some states
we'll hold your net
premium payments in
the Money Market
investment option
until the free look
transfer date.
Please turn to Your
right to cancel for
details.

PACIFIC SELECT ESTATE PRESERVER BASICS

                      ---------------------------------------------------------
Owners, people         Owners
insured by the         The owner is the person named on the application who
policy, and            makes the decisions about the policy and its benefits
beneficiaries          while it's in force. You can own a policy by yourself
                       or with someone else. Two or more owners are called
                       joint owners. You need the signatures of all owners for
Please consult your    all policy transactions.
financial advisor
or a lawyer about      If one of the joint owners dies, the surviving owners
designating            will hold all rights under the policy. If the last
ownership              joint owner dies, his or her estate will own the policy
interests.             unless you've given us other instructions.

                       A policy can also be owned by an institution, trust,
                       corporation or group or sponsored arrangement. These
If you would like      owners often buy more than one policy, which may
to change the owner    qualify them for reduced charges or lower premium
of your policy,        payments.
please contact us
or your registered     We may reduce or waive the sales load or surrender
representative for     charges on policies sold to our directors or employees,
a change of owner      to any of our affiliates, or to trustees, employees or
form. We can           affiliates of the fund.
process the change
only if we receive     You can change the owner of your policy by completing a
your instructions      change of owner form. Once we've received and recorded
in writing.            your request, the change will be effective as of the
                       day you signed the change of owner form.

                       People insured by the policy
                       This policy insures the lives of two people who are between the ages of 20 and 85 at the time you apply for your policy, and who have given us satisfactory evidence of insurability. Your policy refers to these people as the insureds. The policy pays death benefit proceeds after both of these people have died.

Risk classes are       Each person to be insured by the policy is assigned an
usually based on       underwriting or insurance risk class which we use to
age, gender, health    calculate cost of insurance and other charges. We
and whether or not     normally use the medical or paramedical underwriting
the person to be       method to assign underwriting or insurance risk
insured by the         classes, which may require a medical examination. We
policy smokes. Most    may, however, use other forms of underwriting if we
insurance companies    think it's appropriate.
use similar risk
classification         When we use a person's age in policy calculations, we
criteria.              generally use his or her age as of the nearest policy
                       date, and we add one year to this age on each policy
When we refer to       anniversary date. For example, when we talk about
age throughout this    someone "reaching age 100", we're referring to the
prospectus, we're      policy anniversary date closest to that person's 100th
using the word as      birthday, not to the day when he or she actually turns
we've defined it       100.
here, unless we
tell you otherwise.

                       Beneficiaries
                       The beneficiary is the person, people, entity or entities you name to receive the death benefit proceeds. Here are some things you need to know about naming beneficiaries:

                       . You can name one or more primary beneficiaries who
                         each receive an equal share of the death benefit
                         proceeds unless you tell us otherwise. If one
                         beneficiary dies, his or her share will pass to the
                         surviving primary beneficiaries in proportion to the
                         share of the proceeds they're entitled to receive,
                         unless you tell us otherwise.
If you would like
to change the          . You can also name a contingent beneficiary for each
beneficiary of your      primary beneficiary you name. The contingent
policy, please           beneficiary will receive the death benefit proceeds
contact us or your       if the primary beneficiary dies.
registered
representative for     . You can choose to make your beneficiary permanent
a change of              (sometimes called irrevocable). You cannot change a
beneficiary form.        permanent beneficiary's rights under the policy
We can process the       without his or her permission.
change only if we
receive your           . If none of your beneficiaries is still living when
instructions in          the death benefit proceeds are payable, you as the
writing.                 policy owner will receive the proceeds. If you're no
                         longer living, the proceeds will go to your estate.

                       . You can change your beneficiary at any time while
                         either person insured by the policy is still living, and while the policy is in force. The change will be effective as of the day you signed the change of beneficiary form.

                      ---------------------------------------------------------
Policy date,           Your policy date
monthly payment        This is usually the day we approve your policy
date, policy           application. It's also the beginning of your first
anniversary date       policy year. Your policy's monthly, quarterly, semi-
                       annual and annual anniversary dates are based on your
                       policy date.
In Massachusetts,
the policy date is     The policy date is set so that it never falls on the
known as the issue     29th, 30th or 31st of any month. We'll apply your first
date.                  premium payment as of your policy date or as of the day
                       we receive your premium, whichever is later.

                       Backdating your policy
In Ohio, your          You can have your policy backdated up to six months, as
policy can be          long as we approve it. Backdating in some cases may
backdated only         lower your cost of insurance rates since these rates
three months.          are based on the ages of the people insured by the
                       policy. Your first premium payment must cover the premium load and monthly charges for the period between the backdated policy date and the day your policy is issued.

                       Your monthly payment date
                       This is the day we deduct the monthly charges from your policy's accumulated value. The first monthly payment date is your policy date, and it's the same day each month thereafter. Monthly charges are explained in the section called Your policy's accumulated value.

                       Your policy anniversary date
                       This is the same day as your policy date every year after we issue your policy. A policy year starts on your policy date and each anniversary date, and ends on the day before the next anniversary date.

PACIFIC SELECT ESTATE PRESERVER BASICS

                      ---------------------------------------------------------
Statements and         We send the following statements and reports to policy
reports                owners:
we'll send you
                       . a confirmation for many financial transactions,
                         usually including premium payments and transfers,
                         loans, loan repayments, withdrawals and surrenders.
                         Monthly deductions and scheduled transactions made
We can create            under the dollar cost averaging and portfolio
customized               rebalancing programs are reported on your quarterly
hypothetical             policy statement.
illustrations of
benefits under your    . a quarterly policy statement. The statement will tell
policy based on          you the accumulated value of your policy by
different                investment option, cash surrender value, the amount
assumptions.             of the death benefit, the policy's face amount, and
                         any outstanding loan amount. It will also include a
We'll send you one       summary of all transactions that have taken place
policy illustration      since the last quarterly statement, as well as any
free of charge each      other information required by law.
policy year if you
ask for one. We        . supplemental schedules of benefits and planned
reserve the right        periodic premiums. We'll send these to you if you
to charge $25 for        change your policy's face amount or change any of the
additional               policy's other benefits.
illustrations.
                       . financial statements, at least annually or as
                         required by law, of the separate account and Pacific
                         Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund.

                      ---------------------------------------------------------
Your right to          During the free look period, once your policy is in
cancel                 force you have the right to cancel (or refuse) your
                       policy and return it to us or your registered
There are special      representative for a refund.
rules for the free
look period in         The amount of your refund may be more or less than the
certain states.        premium payments you've made, depending on the state
Here are some          where you signed your application. We'll always deduct
examples:              any outstanding loan amount from the amount we refund
.. In California the    to you.
  free look period
  ends 30 days         You'll find a complete description of the free look
  after you receive    period that applies to your policy on the policy's
  your policy if       cover sheet, or on a notice that accompanied your
  you're 60 years      policy. Generally, the free look period ends on the
  old or over or if    latest of the following:
  you're replacing
  another life         . 10 days after you receive your policy (20 days for
  insurance policy.      many states if you are replacing another life
.. In Colorado the        insurance policy)
  free look period     . 10 days after we mail or deliver this prospectus
  ends after 15          which includes a notice of your right of withdrawal
  days.                . 45 days after you complete and sign your policy
.. In North Dakota        application.
  the free look
  period ends after    In most states, your refund will be based on the
  20 days.             accumulated value of your policy. In these states,
.. Pennsylvania         we'll allocate your net premiums to the investment
  requires that you    options you've chosen. If you exercise your right to
  exercise your        cancel, your refund will be:
  right to cancel
  your policy          . any charges or taxes we've deducted from your
  within 10 days         premiums
  after you receive    . the net premiums allocated to the fixed options
  it, regardless of    . the accumulated value allocated to the variable
  the date you           investment options
  signed your          . any monthly charges and fees we've deducted from your
  application.           policy's accumulated value in the variable investment
                         options.
Please call us or
your registered        In some states we're required to refund the premium
representative if      payments you've made. If you sign your application in
you have questions     one of these states, we'll hold the net premiums in the
about your right to    Money Market investment option until the free look
cancel your policy.    transfer date. On that day, we'll transfer the
                       accumulated value in the Money Market investment option to the investment options you've chosen.

                       The free look transfer date is the latest of the following:

                       . 15 days after we issue your policy
                       . 45 days after you complete and sign your policy
                         application
                       . the day we receive your minimum initial premium . when we consider your policy to be in force.

                      ---------------------------------------------------------
Timing of payments,    Effective date
forms and requests     Once your policy is in force, the effective date of
                       payments, forms and requests you send us is usually
A business day,        determined by the day and time we receive the item in
called a valuation     proper form at the mailing address that appears on the
date in your           back cover of this prospectus.
policy, is any day
that the New York      Planned periodic premium payments, loan requests,
Stock Exchange and     transfer requests, loan payments or withdrawal or
our life insurance     surrender requests that we receive in proper form
client services        before 4:00 p.m. Eastern time on a business day will
offices are open.      normally be effective as of the end of that day, unless
It usually ends at     the transaction is scheduled to occur on another
4:00 p.m. Eastern      business day. If we receive your payment or request on
time.                  or after 4:00 p.m. Eastern time on a business day, your
                       payment or request will be effective as of the end of
The New York Stock     the next business day. If a scheduled transaction falls
Exchange is usually    on a day that is not a business day, we'll process it
closed on weekends     as of the end of the next business day.
and on the
following days:        Other forms, notices and requests are normally
.. New Year's Day,      effective as of the next business day after we receive
  Martin Luther        them in proper form, unless the transaction is
  King, Jr. Day,       scheduled to occur on another business day. Change of
  President's Day,     owner and beneficiary forms are effective as of the day
  Good Friday,         you sign the change form, once we receive them in
  Memorial Day,        proper form.
  July Fourth,
  Labor Day,           Proper form
  Thanksgiving Day     We'll process your requests once we receive all
  and Christmas        letters, forms or other necessary documents, completed
  Day,                 to our satisfaction. Proper form may require, among
and                    other things, a signature guarantee or some other proof
.. the Friday before    of authenticity. We do not generally require a
  New Year's Day,      signature guarantee, but we may ask for one if it
  July Fourth or       appears that your signature has changed, if the
  Christmas Day if     signature does not appear to be yours, if we have not
  that holiday         received a properly completed application or
  falls on a           confirmation of an application, or for other reasons to
  Saturday             protect you and us.
.. the Monday
  following New        When we make payments and transfers
  Year's Day, July     We'll normally send the proceeds of transfers,
  Fourth or            withdrawals, loans, surrenders, exchanges and death
  Christmas Day if     benefit payments within seven days after the effective
  that holiday         date of the request in proper form. We may delay
  falls on a Sunday    payments and transfers, or the calculation of payments
unless unusual         and transfers based on the value in the variable
business conditions    investment options under unusual circumstances, for
exist, such as the     example, if:
ending of a monthly
or yearly              . the New York Stock Exchange closes on a day other
accounting period.       than a regular holiday or weekend
                       . trading on the New York Stock Exchange is restricted
Our client services    . an emergency exists as determined by the SEC, as a
offices are also         result of which the sale of securities is not
usually closed on        practicable, or it is not practicable to determine
the following days:      the value of a variable account's assets, or
.. the Monday before    . the SEC permits a delay for the protection of policy
  New Year's Day,        owners.
  July Fourth, or
  Christmas Day, if    We may delay transfers and payments from the fixed
  any of these         options, including the proceeds from withdrawals,
  holidays falls on    surrenders and loans, for up to six months. We'll pay
  a Tuesday            interest at an annual rate of at least 4% on any
.. the Tuesday          withdrawals or surrender proceeds from the fixed
  before Christmas     options that we delay for 30 days or more.
  Day if that
  holiday falls on     We pay interest at an annual rate of at least 4% on
  a Wednesday          death benefit proceeds, calculated from the day the
.. the Friday after     last surviving person insured by the policy dies to the
  New Year's Day,      day we pay the proceeds.
  July Fourth or
  Christmas Day, if
  any of these
  holidays falls on
  a Thursday
.. the Friday after
  Thanksgiving.

Call us or contact
your registered
representative if
you have any
questions about the
proper form
required for a
request.

To request payment
of death benefit
proceeds, send us
proof of death and
payment
instructions.

PACIFIC SELECT ESTATE PRESERVER BASICS

                      ---------------------------------------------------------
Telephone and          You can make loans or transfers, and give us
electronic             instructions regarding the dollar cost averaging
transactions           program or portfolio rebalancing program, by telephone
                       any time after the free look period as long as we have
Please ask your        your signed authorization form on file.
registered
representative for     Certain registered representatives are able to give us
more information       instructions electronically if authorized by you. You
regarding              may appoint your registered representative to give us
electronic             instructions on your behalf by completing and filing a
transactions.          telephone and electronic authorization form with us.

                       Here are some things you need to know about telephone and electronic transactions:

                       . You must complete a telephone and electronic
                         authorization form.
                       . If your policy is jointly owned, all joint owners
                         must sign the telephone and electronic authorization. We'll take instructions from any owner or anyone you appoint.
                       . We may use any reasonable method to confirm that your
                         telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

                       We'll send you a written confirmation of each telephone and electronic transaction.

                       Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next business day or when service has resumed.

                       When you send us your telephone and electronic authorization form, you agree that:

                       . we can accept and act upon instructions you or anyone
                         you appoint give us over the telephone or electronically
                       . neither we, any of our affiliates, the Pacific Select
                         Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures
                       . you bear the risk of any loss that arises from your
                         right to make loans or transfers over the telephone or electronically.

THE DEATH BENEFIT

                       We'll pay death benefit proceeds to your beneficiary after the last surviving person insured by the policy dies while the policy is still in force. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.

Your policy's          This policy offers four death benefit options, Options
initial amount of      A, B, C and D. The option you choose will generally
insurance coverage     depend on which is more important to you: a larger
is its initial face    death benefit or building the accumulated value of your
amount. We             policy.
determine the face
amount based on        Here are some things you need to know about the death
instructions           benefit:
provided in your
application.           . You choose your death benefit option on your policy
                         application.
The minimum face
amount when a          . If you do not choose a death benefit option, we'll
policy is issued is      assume you've chosen Option A.
usually $100,000,
but we may reduce      . The death benefit will always be the greater of the
this in some             death benefit under the option you choose or the
circumstances.           guideline minimum death benefit.

You'll find your       . The death benefit will never be lower than the face
policy's face            amount of your policy if you've chosen Option A, B or
amount, which            D. Of course, the death benefit proceeds will always
includes any             be reduced by any outstanding loan amount.
increases or
decreases, in the      . We'll pay the death benefit proceeds to your
specification pages      beneficiary when we receive proof of the deaths of
in your policy.          both of the people insured by the policy.


                      ---------------------------------------------------------
Choosing your death    You can choose one of the following four options for
benefit option         the death benefit on your application. The graphs below
                       help you compare the options using several hypothetical examples.

                       Option A - the         Option B - the face amount of
                       face amount of         your policy plus its accumulated
                       your policy.           value.


                       [ILLUSTRATION          [ILLUSTRATION APPEARS HERE]
                       APPEARS HERE]
                                              The death benefit changes as
                                              your policy's accumulated value
                                              changes. The better your
                                              investment options perform, the
                                              larger the death benefit will
                                              be.

                       Option C - the         Option D - the face amount of
                       face amount of         your policy multiplied by a
                       your policy plus       death benefit factor.
                       the total premiums
                       you've paid minus
                       any withdrawals or     [ILLUSTRATION APPEARS HERE]
                       distributions
                       made.                  The death benefit gradually
                                              increases over time no matter
                                              how your investment options
                       [ILLUSTRATION          perform, as long as there is
                       APPEARS HERE]          enough accumulated value to keep
                                              your policy in force.
                       The more premiums
                       you pay and the
                       less you withdraw,
                       the larger the
                       death benefit will
                       be.

THE DEATH BENEFIT

                      ---------------------------------------------------------
                       How we calculate the death benefit for
                       Option D

                       If you choose Option D, we'll calculate the death benefit by multiplying the face amount by a death benefit factor. The death benefit factor is a number from 1.0 to 2.0. A factor of 1.0 means the death benefit equals the face amount. A factor of 2.0 means the death benefit is two times the face amount.

                       The factor changes on each policy anniversary and is based on the joint equal age of the people insured by the policy and the number of completed policy years. Joint equal age is a calculation that blends the ages and insurance risks of the two people insured by the policy. Generally, the death benefit factor will reach the maximum of 2.0 when joint equal age plus the number of completed policy years is between 85 and 90. You'll find more information about how we calculate joint equal age in Appendix A.

                       You'll find more information about the death benefit factor in Appendix D and in your policy.

                      ---------------------------------------------------------
The guideline          The guideline minimum death benefit is the minimum
minimum death          death benefit needed for your policy to qualify as life
benefit                insurance under Section 7702 of the Internal Revenue
                       Code. If the amount of the death benefit under the
If your policy's       option you choose is less than the guideline minimum
death benefit is       death benefit, we'll adjust your death benefit to equal
equal to the           the guideline minimum death benefit.
guideline minimum
death benefit, and     We calculate the guideline minimum death benefit by
the net amount at      multiplying the accumulated value of your policy by a
risk is more than      death benefit percentage. This percentage is based on
three times the        the age of the younger person insured by the policy,
death benefit on       and will increase over time. You'll find a table of
the policy date, we    guideline minimum death benefit percentages in Appendix
may reduce the         C.
death benefit by
making withdrawals
from your policy.

We will not charge
you our usual $25
withdrawal fee, but
the withdrawals may
be taxable. Please
turn to
Withdrawals,
surrenders and
loans for
information about
making withdrawals.

                      ---------------------------------------------------------
When we pay the        We calculate the amount of the death benefit proceeds
death benefit          as of the end of the day the last surviving person
                       insured by the policy dies. If that person dies on a
Your beneficiary       day that is not a business day, we calculate the
can choose to          proceeds as of the next business day.
receive the death
benefit proceeds in    Your policy's beneficiary must send us proof that both
a lump sum or use      people insured by the policy died while the policy was
it to buy an income    in force, along with payment instructions. If both
benefit. Please see    people insured by the policy die at the same time, or
the discussion         if it's not clear who died first, we'll assume the
about income           younger of the two died first.
benefits in General
information about      Death benefit proceeds equal the total of the death
your policy.           benefits provided by your policy and any riders you've
                       added, minus any outstanding loan amount, minus any
It is important        overdue charges.
that we have a
current address for    We'll pay interest at an annual rate of at least 4% on
your beneficiary so    the death benefit proceeds, calculated from the day the
that we can pay        last surviving person insured by the policy dies to the
death benefit          day we pay the proceeds. In some states we may pay a
proceeds promptly.     higher rate of interest if required by law.
If we cannot pay
the proceeds to
your beneficiary
within five years
of the death of the
last surviving
person insured by
the policy, we'll
be required to pay
them to the state.

                      ---------------------------------------------------------
Comparing the death    The tables below compare the death benefits provided by
benefit options        the policy's four death benefit options. The examples
                       are intended only to show differences in death benefits and net amounts at risk. Accumulated value assumptions may not be realistic.

Example A assumes      These examples show that each death benefit option
the following:         provides a different level of protection. Keep in mind
                       that cost of insurance charges, which affect your
.. the people           policy's accumulated value, increase with the amount of
  insured by the       the death benefit, as well as over time. The cost of
  policy are male      insurance is charged at a rate per $1,000 of the
  and female non-      discounted net amount at risk. As the net amount at
  smokers, each age    risk increases, your cost of insurance increases.
  45 at the time       Accumulated value also varies depending on the
  the policy was       performance of the investment options in your policy.
  issued
.. face amount is
  $1,000,000
.. accumulated value
  at year 20 is
  $600,000
.. total premiums
  paid into the
  policy at year 20
  is $300,000
.. the death benefit
  percentage for
  the guideline
  minimum death
  benefit is 120%
.. the death benefit
  factor for Option
  D at year 20 is
  108.4%
.. the guideline
  minimum death
  benefit is
  $720,000
  (accumulated
  value times a
  death benefit
  percentage factor
  of 120%)

                   ------------------------------------------------------------------------------------------
                   Example A                               The death benefit is the larger
                                                           of these two amounts
                                                           -------------------------------
                   Death                                   Death benefit   Guideline       Net amount at risk
                   benefit     How it's                    under           minimum         used for cost of
                   option      calculated                  the option      death benefit   insurance charge
                   ------------------------------------------------------------------------------------------
                   Option A    Face amount                  $1,000,000       $720,000         $396,736.94
                   Option B    Face amount plus
                               accumulated value            $1,600,000       $720,000         $994,779.11
                   Option C    Face amount plus
                               premiums less distributions  $1,300,000       $720,000         $695,758.03
                   Option D    Face amount times
                               death benefit factor         $1,084,000       $720,000         $480,462.85
                   ------------------------------------------------------------------------------------------

Example B uses the
same assumptions as
Example A, but has
an accumulated
value of
$1,400,000. Because
accumulated value
has increased, the
guideline minimum
death benefit is
now $1,680,000
($1,400,000 times a
death benefit
factor of 120%).

                   ------------------------------------------------------------------------------------------
                   Example B                               The death benefit is the larger
                                                           of these two amounts
                                                           -------------------------------
                   Death                                   Death benefit   Guideline       Net amount at risk
                   benefit     How it's                    under           minimum         used for cost of
                   option      calculated                  the option      death benefit   insurance charge
                   ------------------------------------------------------------------------------------------
                   Option A    Face amount                  $1,000,000      $1,680,000        $274,518.06
                   Option B    Face amount plus
                               accumulated value            $2,400,000      $1,680,000        $992,168.66
                   Option C    Face amount plus
                               premiums less distributions  $1,300,000      $1,680,000        $274,518.06
                   Option D    Face amount times
                               death benefit factor         $1,084,000      $1,680,000        $274,518.06
                   ------------------------------------------------------------------------------------------

                      ---------------------------------------------------------
Changing your death    You can change your death benefit option after your
benefit option         fifth policy year. Here's how it works:

We will not change     . You can change the death benefit once in any policy
your death benefit       year.
option if it means     . You must send us your request in writing.
your policy will be    . You can only change to Option A or Option B.
treated as a           . The change will become effective on the first monthly
modified endowment       payment date after we receive your request. If we
contract, unless         receive your request on a monthly payment date, we'll
you've told us in        process it that day.
writing that this      . The face amount of your policy will change by the
would be acceptable      amount needed to make the death benefit under the new
to you. Modified         option equal the death benefit under the old option
endowment contracts      just before the change. We will not let you change
are discussed in         the death benefit if doing so means the face amount
Variable life            of your policy will become less than $100,000. We may
insurance and your       waive this minimum amount under certain
taxes.                   circumstances.
                       . Changing the death benefit option can also affect the
Net amount at risk       monthly cost of insurance charge since this charge
is the difference        varies with the net amount at risk.
between the death      . The new death benefit option will be used in all
benefit that would       future calculations.
be payable if both
people insured by
the policy died,
and the accumulated
value of your
policy.

THE DEATH BENEFIT

                      ---------------------------------------------------------
Decreasing the face    You can decrease your policy's face amount starting on
amount                 the first policy anniversary as long as we approve it.
                       Here's how it works:
Decreasing the face
amount may affect      . You can decrease the face amount as long as at least
your policy's tax        one of the people insured by the policy is still
status. To ensure        living.
your policy            . You can only decrease the face amount once in any
continues to             policy year.
qualify as life        . You must send us your request in writing while your
insurance, we might      policy is in force.
be required to         . The decrease will become effective on the first
return part of your      monthly payment date after we receive your request.
premium payments to      If we receive your request on a monthly payment date,
you, or make             we'll process it that day.
distributions from     . Decreasing the face amount can affect the monthly
the accumulated          cost of insurance charge since this charge varies
value, which may be      with the net amount at risk.
taxable.               . We can refuse your request to make the face amount
                         less than $100,000. We can waive this minimum amount
We will not              in certain situations, such as group or sponsored
decrease the face        arrangements.
amount if it means
your policy will be    If you decrease your face amount in the first 10 years
treated as a           of the policy, we'll deduct a surrender charge from
modified endowment     your policy's accumulated value. Please turn to
contract, unless       Withdrawals, surrenders and loans for information about
you've told us in      how we calculate surrender charges.
writing that this
would be acceptable
to you.

For more
information, please
see Variable life
insurance and your
taxes.

                      ---------------------------------------------------------

Optional riders
                       There are five optional riders that provide extra
We offer other         benefits, some at additional cost. Not all riders are
variable life          available in every state, and some riders may only be
insurance policies     added when you apply for your policy.

which provide
insurance              . Last survivor added protection benefit
protection on the        Provides level or varying term insurance on the two
lives of two people      people insured by the policy.
or on the life of
one person. The        . Individual annual renewable term rider
loads and charges        Provides level or varying term insurance on either or
on these policies        both people insured by the policy.
may be different.
Combining a policy     . Enhanced policy split option rider
and a rider,             Available only to married couples, it splits the
however, may be          policy into two individual policies without evidence
more economical          of insurability under certain circumstances.
than adding another
policy. It may also    . Policy split option rider
be more economical       Splits the policy into two individual policies with
to provide an            evidence of insurability.
amount of insurance
coverage through a     . Accelerated living benefits rider
policy alone.            Gives the policy owner access to a portion of the
                         policy's death benefit if the last surviving person
Ask your registered      insured by the policy has been diagnosed with a
representative for       terminal illness resulting in a life expectancy of
more information         six months or less (or longer than six months in some
about the riders         states).
available with the
policy, or about         Certain restrictions may apply and are described in the
other kinds of life      rider or benefit. We'll add any rider charges to the
insurance policies       monthly charge we deduct from your policy's accumulated
offered by Pacific       value.
Life.

There may be tax
consequences if you
exercise your
rights under the
Accelerated living
benefits rider or
either of the two
Policy split option
riders. Please see
Variable life
insurance and your
taxes for more
information.


Samples of the
provisions for the
extra optional
benefits are
available from us
upon written
request.

HOW PREMIUMS WORK

                       Your policy gives you the flexibility to choose the amount and frequency of your premium payments.


The amount,            We usually set the amount of your first premium
frequency, and         payment. You can schedule the amount and frequency of
period of time over    remaining premium payments within certain limits. Each
which you make         premium payment must be at least $50.
premium payments
may affect whether     We deduct a premium load from each premium payment, and
your policy will be    then allocate your net premium to the investment
classified as a        options you've chosen. Depending on the performance of
modified endowment     your investment options, and on how many withdrawals,
contract, or no        loans or other policy features you've taken advantage
longer qualifies as    of, you may need to make additional premium payments to
life insurance for     keep your policy in force.
tax purposes. See
Variable life
insurance and your
taxes for more
information.

                      ---------------------------------------------------------
Your first premium     We usually require you to make a minimum initial
payment                premium payment that's equal to at least 25% of the sum
                       of your premium load and your policy's monthly charges for the first year.

                       The amount of the monthly charge and premium load are calculated based on your policy's face amount and the age, smoking status, gender (unless unisex cost of insurance rates apply), and risk classes of the people insured by your policy.

                       We describe premium load later in this section. You'll find an explanation of the monthly charge in Your policy's accumulated value.

                       If we do not receive the minimum initial premium payment within 20 days after we issue your policy, we can cancel the policy and refund any partial premium payment you've made. We may waive the 20 day requirement in some cases.

                      ---------------------------------------------------------
Planned periodic       You can schedule the amount and frequency of your
premium payments       premium payments. We refer to scheduled premium
                       payments as your planned periodic premium. Here's how
Even if you pay all    it works:
your premiums when
they're scheduled,     . On your application, you choose a fixed amount of at
your policy could        least $50 for each premium payment.
lapse if the

accumulated value,
less any               . You indicate whether you want to make premium
outstanding loan         payments annually, semi-annually, or quarterly. You
amount, is not           can also choose monthly payments using our monthly
enough to pay your       electronic funds transfer plan, which is described
monthly charges.         below.

Turn to Your

policy's
accumulated value      . We send you a notice to remind you of your scheduled
for more                 premium payment (except for monthly electronic funds
information.             transfer plan payments, which are paid
                         automatically). While you do not have to make the premium payments you've scheduled, not making a premium payment may have an impact on any financial objectives you may have set for your policy's accumulated value and death benefit, and could cause your policy to lapse.


                       . We'll treat any payment you make during the life of
                         your policy as a premium, not as a loan repayment, unless you tell us otherwise.

HOW PREMIUMS WORK


                   ---------------------------------------------------------
Paying your premium    Premium payments must be made in a form acceptable to
                       us before we can process it. You may pay your premium:


                        .  by personal check, drawn on a U.S. bank


                        . by cashier's check, money order, and traveler's checks in single denominations of $10,000 or more if they originate in a U.S. bank


                        . by cashier's check of less than $10,000 for non-qualified IRC Section 1035(a) exchanges, that are requested by Pacific Life


                        . by third party check, when there is a clear connection of the third party to the underlying transaction


                        .  wire transfers that originate in U.S. banks.


                       We may not accept premium payments in the following forms:


                        .  cash


                        . credit card or check drawn against a credit card account


                        . cashier's check, money order or traveler's checks in single denominations of less than $10,000


                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks, even if the payment may be effected through a U.S. bank


                        . third party check, if there is not a clear connection of the third party to the underlying transaction


                        .  wires that originate from foreign bank accounts.


                       All unacceptable forms of premium payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. If you make premium payments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the free look period may be delayed until we receive confirmation in our administrative office that your check has cleared.


                       Monthly electronic funds transfer plan (formerly "Uni-check plan")


                       Once you've made your first premium payment, you can make monthly premium payments using our electronic funds transfer plan. Here's how it works:


                       . you authorize us to withdraw a specified amount from
                         your checking account each month

                       . you can choose any day between the 4th and 28th of
                         the month

                       . if you do not specify a day for us to make the
                         withdrawal, we'll withdraw the premium payment on your policy's monthly anniversary. If your policy's monthly anniversary falls on the 1st, 2nd or 3rd of the month, we'll withdraw the payment on the 4th of each month.

                      ---------------------------------------------------------
Deductions from        We deduct a premium load from each premium payment you
your premiums          make. The load is made up of three charges:

Your net premium is    Sales load
your premium           During the first 10 years of your policy, we deduct a
payment less the       5% sales load from each premium payment you make. The
premium load.          sales load is reduced to 3% after the 10th policy year.

                       This charge helps pay for the cost of distributing our policies and is guaranteed not to increase. If our sales and distribution expenses are more than the sales load, we can recover these expenses from other charges, such as the mortality and expense risk charge and the surrender charge, and from any mortality gains.

                       State and local tax charge
                       We deduct 2.35% from each premium payment to pay state and local premium and other taxes. The actual taxes we pay vary from state to state, and in some instances, among municipalities. This rate approximates the average rate we pay for all states. We do not expect to profit from this charge, and do not expect to change the rate unless the rate we pay increases.

                       Federal tax charge

                       We deduct 1.50% from each premium payment to compensate us for our cost associated with federal taxes. We reserve the right to change this rate to respond to changes in law.


                      ---------------------------------------------------------
Allocating your        We generally allocate your net premiums to the
premiums               investment options you've chosen on your application on
                       the day we receive them. We currently limit your
There are special      allocations to 20 investment options at one time.
restrictions when
allocating premiums    When we allocate your first premium depends on the
to the Fixed LT        state where you signed your policy application. If you
account.               signed your application in a state that requires us to
                       return the premiums you've paid, we'll hold your net
Please turn to Your    premiums in the Money Market investment option until
investment options     the free look transfer date, and then transfer them to
for more               the investment options you've chosen.
information about
the investment         If you signed your application in a state that requires
options.               refunds to be based on accumulated value, we allocate
                       net premiums to the investment options you've chosen on the day we receive them or your policy date, if later.

                       Portfolio optimization

Portfolio              Pacific Life and Ibbotson Associates, one of the
optimization is an     premier firms in designing asset allocation-based
asset allocation       investment strategies, developed five model portfolios,
service we offer       each comprised of a carefully selected combination of
for use with your      Pacific Select Fund portfolios. The portfolios are
policy. Asset          selected by evaluating the asset classes represented by
allocation is the      the underlying securities holdings of the portfolios
distribution of        and combining portfolios to combine major types of
investments among      asset classes based on historical asset performance and
asset classes and      attribution analysis in a way intended to optimize
involves decisions     returns given a particular level of risk tolerance. The
about which asset      analysis is accomplished by using a state-of-the-art
classes should be      program and a statistical analytical technique known as
selected and how       "mean-variance optimization". This portfolio
much of the total      optimization analysis is performed each year to help
accumulated value      maintain the risk/return profile of the models.
should be allocated
to each asset          If you select a portfolio optimization model, your
class. The theory      initial net premium payment (in the case of a new
of portfolio           application) or accumulated value, as applicable, will
optimization is        be allocated to the investment options according to the
that                   model you select. Subsequent net premium payments will
diversification        also be allocated accordingly, unless otherwise
among asset classes    instructed by you in writing. If you choose, you can
can help reduce        rebalance your accumulated value quarterly, semi-
volatility over the    annually, or annually to maintain the asset allocation
long-term.             given in your portfolio optimization model. If you also
                       allocate part of your net premium payment or
                       accumulated value outside the model, rebalancing is
The actual             only permitted within the model. Each model may change
percentage             and investment options may be added to or deleted from
allocations within     a model as a result of the annual analysis.
the portfolio model
that matches your
investment profile
are described in
the investment
policy statement
for that model. You
should consult with
your financial
adviser or
investment
professional to
assist you in
determining which
model meets your
financial needs,
investment time
horizon, and is
consistent with
your risk comfort
level.

HOW PREMIUMS WORK

Unless you provide     To enroll in portfolio optimization, you must submit to
written                us, together with any other required forms, a
authorization, we      completed, signed and dated portfolio optimization
will not               acknowledgment contained in the investment policy
automatically          statement. The investment policy statement describes
adjust your            the portfolio optimization model that matches your
accumulated value      investment profile, based on the responses you provide
and net premium        regarding your financial needs, investment time horizon
payments among         and risk comfort level, on the investor profile
investment options     questionnaire. Your financial advisor or investment
to reflect updates     professional can assist you in completing the proper
to the model. You      forms. We have the right to terminate or change the
may change your        portfolio optimization service at any time.
allocations at any
time by writing or     Although the models are designed to optimize returns
sending a fax. If      given the various levels of risk, there is no assurance
we have your           that a model portfolio will not lose money or that
completed telephone    investment results will not experience some volatility.
and electronic         Historical market and asset class performance may
authorization form     differ in the future from the historical performance
on file, you can       upon which the models are built. Also, allocation to a
call us at 1-800-      single asset class may outperform a model, so that you
800-7681 or submit     would have been better off in an investment option or
a request              options representing a single asset class than in a
electronically         model. The value of the variable accounts will
through your           fluctuate, and when redeemed, may be worth more or less
appointed agent. Or    than the original cost.
you can ask your
registered
representative to
contact us.


                      ---------------------------------------------------------
Limits on the          Federal tax law puts limits on the amount of premium
premium payments       payments you can make in relation to your policy's
you can make           death benefit. These limits apply in the following
                       situations:
Before you buy a
policy, you can ask   . If accepting the premium means your policy will no
us or your              longer qualify as life insurance for federal income
registered              tax purposes.
representative for
a personalized         The total amount you can pay in premiums and still have
illustration that      your policy qualify as life insurance is your policy's
will show you the      guideline premium limit. The sum of the premiums paid,
guideline single       less any withdrawals, at any time cannot exceed the
premium and            guideline premium limit, which is the greater of:
guideline level
annual premiums.       . the guideline single premium or
                       . the sum of the guideline level annual premiums.

                       Your policy's guideline single premium and guideline level annual premiums appear on your policy's specification pages.

                       We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your policy's guideline premium limit. If we find that you've exceeded your guideline premium limit, we may remove all or part of a premium you've paid from your policy as of the day we applied it, and return it to you. We'll adjust the death benefit retroactively to that date to reflect the reduction in premium payments.

You'll find a         . If applying the premium in that policy year means your
detailed discussion     policy will become a modified endowment contract.
of modified
endowment contracts    A life insurance policy will become a modified
in Variable life       endowment contract if the sum of premium payments made
insurance and your     during the first seven contract years, less a portion
taxes.                 of withdrawals, exceeds the seven-pay limit defined in
                       Section 7702A of the Internal Revenue Code.

                       Unless you've told us in writing that you want your policy to become a modified endowment contract, we'll remove all or part of the premium payment from your policy as of the day we applied it and return it to you. We'll also adjust the death benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 20 days before your policy anniversary, we'll hold it and apply it to your policy on the anniversary date.

                       In both of these situations, if we remove an excess premium from your policy, we'll return the premium amount to you no later than 60 days after the end of that policy year. We may adjust the amount for interest or for changes in accumulated value that relate to the amount of the excess premium payment we're returning to you.

                       If we do not return the premium amount to you within that time, we'll increase your policy's death benefit retroactively, to the day we applied the premium, and prospectively, so that it's always the amount necessary to ensure your policy qualifies as life insurance, or to prevent it from becoming a modified endowment contract. If we increase your death benefit, we'll adjust cost of insurance or rider charges retroactively and prospectively to reflect the increase.

Net amount at risk    . If applying the premium payment to your policy will
is the difference       increase the net amount at risk. This will happen if
between the death       your policy's death benefit is equal to the guideline
benefit that would      minimum death benefit or would be equal to it once we
be payable if both      applied your premium payment.
people insured by
the policy died and    We may choose to accept your premium payment in this
the accumulated        situation, but before we do so, we may require
value of your          satisfactory evidence of the insurability of the two
policy.                people insured by the policy.

                       We will not accept premium payments after the youngest person insured by the policy reaches age 100.

YOUR POLICY'S ACCUMULATED VALUE

Accumulated value      Accumulated value is the value of your policy on any
is used as the         business day.
basis for
determining policy     We use it to calculate how much money is available to
benefits and           you for loans and withdrawals, and how much you'll
charges.               receive if you surrender your policy. It also affects
                       the amount of the death benefit if you choose a death benefit option that's calculated using accumulated value.

                       The accumulated value of your policy is not guaranteed - it depends on the performance of the investment options you've chosen, the premium payments you've made, policy charges and how much you've borrowed or withdrawn from the policy.

                      ---------------------------------------------------------
Calculating your       Your policy's accumulated value is the total amount
policy's               allocated to the variable investment options and the
accumulated value      fixed options, plus the amount in the loan account.

                       We determine the value allocated to the variable investment options on any business day by multiplying the number of accumulation units for each variable investment option credited to your policy on that day, by the variable investment option's unit value at the end of that day. The process we use to calculate unit values for the variable investment options is described in Your investment options.

                      ---------------------------------------------------------
Monthly deductions     We deduct a monthly charge from your policy's
                       accumulated value in the investment options each
If there is not        monthly payment date.
enough accumulated
value to pay the       Unless you tell us otherwise, we deduct the monthly
monthly charge,        charge from the investment options that make up your
your policy could      policy's accumulated value, in proportion to the
lapse. The             accumulated value you have in each option. This charge
performance of the     is made up of three charges:
investment options
you choose, not        Cost of insurance
making planned         This charge is for providing you with life insurance
premium payments,      protection. Like other policy charges, we may profit
or taking out a        from the cost of insurance charge and may use these
loan all affect the    profits for any lawful purpose such as the payment of
accumulated value      distribution and administrative expenses.
of your policy.
                       There are maximum or guaranteed cost of insurance rates
You'll find a          associated with your policy. When the younger of the
discussion about       two people insured by your policy reaches age 100, the
when your policy       guaranteed cost of insurance rate is zero - in other
might lapse, and       words, you no longer pay any cost of insurance.
what you can do to
reinstate it, later    The guaranteed rates include the insurance risks
in this section.       associated with insuring two people. They are
                       calculated using 1980 Commissioners Standard Ordinary
                       Mortality Tables or the 1980 Commissioners Ordinary
                       Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the ages, gender and risk classes of the people insured by the policy unless unisex rates are required.

                       Our current cost of insurance rates are based on the ages, risk classes and genders (unless unisex rates are required) of the two people insured by the policy. These rates generally increase as the ages of the two people increase, and they vary with the number of years the policy has been in force. Our current rates are lower than the guaranteed rates and they will not exceed the guaranteed rates in the future.

                      ---------------------------------------------------------
                       How we calculate cost of insurance

                       We calculate cost of insurance by multiplying the current cost of insurance rate by a discounted net amount at risk at the beginning of each policy month.

                       Net amount at risk for the cost of insurance calculation is the difference between a discounted death benefit that would be payable if both people insured by the policy died, and the accumulated value of your policy. We calculate it in two steps:

                       . Step 1: we divide the death benefit that would be
                         payable at the beginning of the policy month by 1.00327374.

                       . Step 2: we subtract your policy's accumulated value
                         at the beginning of the policy month from the amount we calculated in step 1.

                       Administrative charge
                       We deduct a charge of $16 a month during the first five policy years to help cover the costs of administering and maintaining our policies. After five policy years, we reduce this charge to $6 a month. We guarantee that this charge will not increase. When the younger of the two people insured by the policy reaches age 100, the administrative charge is zero - in other words, you no longer pay any administrative charge.

                       If you buy additional Pacific Select Estate Preserver policies that insure the same two people, we will not deduct the administrative charge from the additional policies. Instead, we'll deduct $200 from each policy's first premium payment to help cover our processing costs.

                       Mortality and expense risk charge
                       Mortality risk is the chance that the people insured by policies we've issued do not live as long as expected. This means the cost of insurance charges specified in the policies may not be enough to pay out actual claims.

                       Expense risk is the chance that our actual administrative and operating expenses are more than expenses we expected.

                       The mortality and expense risk charge helps compensate us for these risks. It has two components, which are described in the box on the following page. We guarantee this charge will not increase.

                       Charges for optional riders
                       If you add any riders to your policy, we add any charges for them to your monthly charge.

YOUR POLICY'S ACCUMULATED VALUE

                      ---------------------------------------------------------
An example             How we calculate the mortality and expense risk charge

For a policy with:     The mortality and expense risk charge has two
.. a joint equal age    components: a face amount component and an accumulated
  of 50                value component.
.. a face amount of
  $100,000             . Face amount component We deduct a face amount
.. accumulated value      component every month during the first 10 policy
  of $60,000 after       years, at a rate that is based on the joint equal age
  deducting any          on the policy date and each $1,000 of the initial
  outstanding loan       face amount of your policy. The rates for the face
  amount.                amount component are shown in Appendix B. Joint equal
                         age is a calculation that combines the ages and
The monthly charge       insurance risks of the two people insured by the
for the face amount      policy, and is explained in Appendix A.
component is $10.20
(($100,000 / 1,000)    . Accumulated value component We deduct an accumulated
X 0.102).                value component every month during the first 20
                         policy years at an annual rate of 0.30% (0.025%
The monthly charge       monthly) of your policy's accumulated value in the
for the accumulated      investment options. During policy years 21 and
value component is       thereafter, we reduce the annual rate to 0.10%
$15 ($60,000 X           (0.008333% monthly) of the accumulated value. For the
0.025%). The charge      purposes of this charge, the amount of accumulated
in policy year 21        value is calculated on the monthly payment date after
(and thereafter)         we deduct the cost of insurance and charges for any
would be $5              optional riders.
($60,000 X
..008333%) if the
policy's
accumulated value
was $60,000.

                      ---------------------------------------------------------
Lapsing and            Your policy will lapse if there is not enough
reinstatement          accumulated value, after subtracting any outstanding
                       loan amount, to cover the monthly charge on the day we make the deduction. Your policy's accumulated value is affected by the following:

                       . loans or withdrawals you make from your policy . not making planned premium payments
                       . the performance of your investment options
                       . charges under the policy.

                       There is no guarantee that your policy will not lapse even if you pay your planned periodic premium.

                       If there is not enough accumulated value to pay the total monthly charge, we deduct the amount that's available and send you, and anyone you've assigned your policy to, a notice telling you the minimum amount you have to pay to keep your policy in force. This minimum amount is equal to three times the monthly charge that was due on the monthly payment date when there was not enough accumulated value to pay the charge.

                       We'll give you a grace period of 61 days from when we send the notice to pay the required premium. Your policy will remain in force during the grace period.

                       If you do not make the minimum payment
                       If we do not receive your payment within the grace period, your policy will lapse with no value. This means we'll end your life insurance coverage.

                       If you make the minimum payment
                       If we receive your payment within the grace period, we'll allocate your net premium to the investment options you've chosen and deduct the monthly charge from your investment options in proportion to the accumulated value you have in each option.

Remember to tell us    If your policy is in danger of lapsing and you have an
if a payment is a      outstanding loan amount, you may find that making the
premium payment or     minimum payment would cause the total premiums paid to
a loan repayment.      exceed the maximum amount for your policy's face amount
                       under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your policy from lapsing, you'll have to repay a portion of your outstanding loan amount.

                       How to avoid future lapsing
                       To stop your policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a loan, you may want to repay a portion if it.

                       Paying death benefit proceeds during the grace period If the last surviving person insured by the policy dies during the grace period, we'll pay death benefit proceeds to your beneficiary. We'll reduce the payment by any unpaid monthly charges and any outstanding loan amount.

                       Reinstating a lapsed policy
                       If your policy lapses, you have five years from the end of the grace period to apply for a reinstatement. We'll reinstate it if you send us the following:

                       . a written application

                       . evidence satisfactory to us that the two people
                         insured by the policy are still insurable

                       . a premium payment sufficient to keep your policy in
                         force for three months after the day your policy is reinstated

                       . payment of all unpaid monthly charges that were due
                         in the grace period.

                       We'll reinstate your policy as of the first monthly payment date on or after the day we approve the reinstatement. When we reinstate your policy, its accumulated value will be the same as it was on the day your policy lapsed. We'll allocate it according to your most recent premium allocation instructions.

                       Reinstating a lapsed policy with an outstanding loan amount
                       If you had an outstanding loan amount when your policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your policy. There are special rules that apply to reinstating a policy with an outstanding loan amount:

                       . If we reinstate your policy on the first monthly
                         payment date that immediately follows the lapse, we'll also reinstate the loan amount that was outstanding the day your policy lapsed.

                       . If we reinstate your policy on any monthly payment
                         date other than the monthly payment date that immediately follows the lapse, we'll deduct the outstanding loan amount from your policy's accumulated value. This means you will no longer have an outstanding loan amount when your policy is reinstated.

YOUR INVESTMENT OPTIONS

                       This section tells you about the investment options available under your policy and how they work.


You can change your
premium allocation     We put your premium payments in our general and
instructions by        separate accounts. We own the assets in our accounts
writing or sending     and allocate your net premiums, less any charges, to
a fax. If we have      the investment options you've chosen. Amounts allocated
your completed         to the fixed options are held in our general account.
telephone and          Amounts allocated to the variable investment options
electronic             are held in our separate account.

authorization form
on file, you can       You choose your initial investment options on your
call us at 1-800-      application. If you choose more than one investment
800-7681 or submit     option, you must tell us the dollar amount or
a request              percentage you want to allocate to each option. You can
electronically         change your premium allocation instructions at any
through your           time.
appointed agent. Or
you can ask your       The investment options you choose, and how they
registered             perform, will affect your policy's accumulated value
representative to      and may affect the death benefit. Please review the
contact us.            investment options carefully and ask your registered
                       representative to help you choose the right ones for
                       your goals and tolerance for risk. Make sure you
You'll find            understand any costs you may pay directly and
information about      indirectly on your investment options because they will
when we allocate       affect the value of your policy.
net premiums to
your investment
options in How
premiums work.

Your policy's
accumulated value
may be allocated to
up to 20 investment
options at any one
time.

                      ---------------------------------------------------------

Variable investment
options                You can choose from 33 variable investment options.
                       Each variable investment option is set up as a variable
Variable investment    account under our separate account and invests in a
options are also       corresponding portfolio of the Pacific Select Fund.
known as variable      Each portfolio invests in different securities and has
accounts. These        its own investment goals, strategies and risks. The
variable accounts      value of each portfolio will fluctuate with the value
are divisions of       of the investments it holds, and returns are not
our separate           guaranteed. Your policy's accumulated value will
account. We bear       fluctuate depending on the investment options you've
the direct             chosen. You bear the investment risk of any variable
operating expenses     investment options you choose.

of our separate
account. For more      The following chart is a summary of the Pacific Select
information about      Fund portfolios. You'll find detailed descriptions of
how these accounts     the portfolios in the Pacific Select Fund prospectus
work, see              that accompanies this prospectus. There's no guarantee
About Pacific Life.    that a portfolio will achieve its investment objective.
                       You should read the fund prospectus carefully before investing.
We're the
investment adviser
for the Pacific
Select Fund. We
oversee the
management of all
the fund's
portfolios, and
manage two of the
portfolios
directly. We've
retained other
portfolio managers
to manage the other
portfolios.

YOUR INVESTMENT OPTIONS





PORTFOLIO                INVESTMENT GOAL           THE PORTFOLIO'S                        PORTFOLIO
                                                   MAIN INVESTMENTS                       MANAGER

Blue Chip                Long-term growth of       Equity securities of "blue chip"       A I M Capital
                         capital. (Current income  companies and related derivatives.     Management, Inc.
                         is of secondary           Blue chip companies fall within the
                         importance.)              largest 85% of publicly traded
                                                   companies listed in the U.S.

Aggressive Growth        Long-term growth of       Equity securities of small- and        A I M Capital
                         capital.                  medium-sized growth companies.         Management, Inc.

Emerging Markets         Long-term growth of       Equity securities of companies that    Alliance Capital
                         capital.                  are located in countries generally     Management L.P.
                                                   regarded as "emerging market"
                                                   countries.

Diversified Research     Long-term growth of       Equity securities of U.S. companies    Capital Guardian
                         capital.                  and securities whose principal markets Trust Company
                                                   are in the U.S.

Small-Cap Equity         Long-term growth of       Equity securities of small companies.  Capital Guardian
                         capital.                                                         Trust Company

International Large-Cap  Long-term growth of       Equity securities of large non-U.S.    Capital Guardian
                         capital.                  companies and securities whose         Trust Company
                                                   principal markets are outside of the
                                                   U.S.

I-Net Tollkeeper         Long-term growth of       Equity securities of companies which   Goldman Sachs
                         capital.                  use, support, or relate directly or    Asset Management
                                                   indirectly to use of the Internet.
                                                   Such companies include those in the
                                                   media, telecommunications, and
                                                   technology sectors.

Financial Services       Long-term growth of       Equity securities in the financial     INVESCO
                         capital.                  services sector (including             Funds Group, Inc.
                                                   derivatives). Such companies include
                                                   banks, insurance companies, brokerage
                                                   firms and other finance-related firms.

Health Sciences          Long-term growth of       Equity securities in the health        INVESCO
                         capital.                  sciences sector (including             Funds Group, Inc.
                                                   derivatives). Such companies include
                                                   medical equipment or supplies,
                                                   pharmaceuticals, health care
                                                   facilities and other health sciences-
                                                   related firms.

Technology               Long-term growth of       Equity securities in the technology    INVESCO
                         capital.                  sector (including derivatives). Such   Funds Group, Inc.
                                                   companies include biotechnology,
                                                   communications, computers,
                                                   electronics, Internet
                                                   telecommunications, networking,
                                                   robotics, video and other technology-
                                                   related firms.

Telecommunications       Long-term growth of       Equity securities in the               INVESCO
                         capital. (Current income  telecommunications sector (including   Funds Group, Inc.
                         is of secondary           derivatives). Such as companies that
                         importance.)              offer telephone service, wireless
                                                   communications, satellite
                                                   communications, television and movie
                                                   programming, broadcasting and Internet
                                                   access.

Multi-Strategy           High total return.        A mix of equity and fixed income       J.P. Morgan
                                                   securities.                            Investment
                                                                                          Management Inc.

Large-Cap Core           Long-term growth of       Equity securities of large dividend-   J.P. Morgan
 (formerly called        capital and income.       paying U.S. companies.                 Investment
 Equity Income)                                                                           Management Inc.

Strategic Value          Long-term growth of       Equity securities with the potential   Janus Capital
                         capital.                  for long-term growth of capital.       Management LLC

Growth LT                Long-term growth of       Equity securities of a large number of Janus Capital
                         capital consistent with   companies of any size.                 Management LLC
                         the preservation of
                         capital.

Focused 30               Long-term growth of       Equity securities selected for their   Janus Capital
                         capital.                  growth potential.                      Management LLC

PORTFOLIO              INVESTMENT GOAL            THE PORTFOLIO'S                        PORTFOLIO
                                                  MAIN INVESTMENTS                       MANAGER
Mid-Cap Value          Capital appreciation.      Equity securities of medium-sized U.S. Lazard Asset
                                                  companies believed to be undervalued.  Management

International Value    Long-term capital          Equity securities of relatively large  Lazard Asset
                       appreciation primarily     companies located in developed         Management
                       through investment in      countries outside of the U.S.
                       equity securities of
                       corporations domiciled in
                       countries other than the
                       U.S.

Capital Opportunities  Long-term growth of        Equity securities with the potential   MFS Investment
                       capital.                   for long-term growth of capital.       Management

Mid-Cap Growth         Long-term growth of        Equity securities of medium-sized      MFS Investment
                       capital.                   companies believed to have above-      Management
                                                  average growth potential.

Global Growth          Long-term growth of        Equity securities of any size located  MFS Investment
                       capital.                   within and outside of the U.S.         Management

Equity Index           Investment results that    Equity securities of companies that    Mercury Advisors
                       correspond to the total    are included in or representative of
                       return of common stocks    the Standard & Poor's 500 Composite
                       publicly traded in the     Stock Price Index (including
                       U.S.                       derivatives).

Small-Cap Index        Investment results that    Equity securities of companies that    Mercury Advisors
                       correspond to the total    are included in or representative of
                       return of an index of      the Russell 2000 Index (including
                       small capitalization       derivatives).
                       companies.

Real Estate            Current income and long-   Equity securities of companies in the  Morgan Stanley
 (formerly called      term capital               U.S. real estate industry, including   Asset Management
 "REIT")               appreciation.              real estate investment trusts (REITs)
                                                  and real estate operating companies
                                                  (REOCs).

Inflation Managed      Maximize total return      Inflation-indexed bonds of varying     Pacific
                       consistent with prudent    maturities issued by the U.S. and non  Investment
                       investment management.     U.S. governments, their agencies and   Management
                                                  government sponsored enterprises, and  Company
                                                  corporations, forward contracts and
                                                  derivative instruments relating to
                                                  such securities.

Managed Bond           Maximize total return      Medium and high-quality fixed income   Pacific
                       consistent with prudent    securities with varying terms to       Investment
                       investment management.     maturity and derivatives relating to   Management
                                                  such securities or related indices.    Company

Money Market           Current income consistent  Highest quality money market           Pacific Life
                       with preservation of       instruments believed to have limited
                       capital.                   credit risk.

High Yield Bond        High level of current      Fixed income securities with lower and Pacific Life
                       income.                    medium-quality credit ratings and
                                                  intermediate to long terms to
                                                  maturity.

Equity Income          Current income. (Capital   Equity securities of large U.S.        Putnam
                       growth is of secondary     companies with a focus on income-      Investment
                       importance.)               producing securities believed to be    Management, Inc.
                                                  undervalued by the market.

Research               Long-term growth of        Equity securities of large U.S.        Putnam
                       capital.                   companies with potential for capital   Investment
                                                  appreciation.                          Management, Inc.

Equity                 Capital appreciation.      Equity securities of large U.S.        Putnam
                       (Current income is of      growth-oriented companies.             Investment
                       secondary importance.)                                            Management, Inc.

Aggressive Equity      Capital appreciation.      Equity securities of small and medium- Putnam
                                                  sized companies.                       Investment
                                                                                         Management, Inc.

Large-Cap Value        Long-term growth of        Equity securities of large U.S.        Salomon Brothers
                       capital. (Current income   companies.                             Asset Management
                       is of secondary                                                   Inc
                       importance.)

An example             Calculating unit values
                       When you choose a variable investment option, we credit
You ask us to          your policy with accumulation units. The number of
allocate $6,000 to     units we credit equals the amount we've allocated
the Inflation          divided by the unit value of the variable account.
Managed investment     Similarly, the number of accumulation units in your
option on a            policy will be reduced when you make a transfer,
business day. At       withdrawal or loan from a variable investment option,
the end of that        and when your monthly charges are deducted.
day, the unit value
of the variable        The value of an accumulation unit is the basis for all
account is $15.        financial transactions relating to the variable
We'll credit your      investment options. We calculate the unit value for
policy with 400        each variable account once every business day, usually
units ($6,000          at or about 4:00 p.m. Eastern time.
divided by $15).
                       Generally, for any transaction, we'll use the next unit
The value of an        value calculated after we receive your written request.
accumulation unit      If we receive your written request before 4:00 p.m.
is not the same as     Eastern time, we'll use the unit value calculated as of
the value of a         the end of that business day. If we receive your
share in the           request on or after 4:00 p.m. Eastern time, we'll use
underlying             the unit value calculated as of the end of the next
portfolio.             business day.

For information        If a scheduled transaction falls on a day that is not a
about timing of        business day, we'll process it as of the end of the
transactions, see      next business day. For your monthly charge, we'll use
Pacific Select         the unit value calculated on your monthly payment date.
Estate Preserver       If your monthly payment date does not fall on a
basics.                business day, we'll use the unit value calculated as of
                       the end of the next business day.

                       The unit value calculation is based on the following:

                       . the investment performance of the underlying
                         portfolio
                       . any dividends or distributions paid by the underlying
                         portfolio
                       . any charges for any taxes that are, or may become,
                         associated with the operation of the variable account.

                       The unit value of a variable account will change with the value of its corresponding Pacific Select Fund portfolio. Changes in the unit value of a variable account will not change the number of accumulation units credited to your policy.

                       A look at performance
                       Performance information may appear in advertisements, sales literature, or reports to policy owners or prospective buyers.

                       Information about the performance of any variable account of the separate account reflects only the performance of a hypothetical policy. The calculations are based on allocating the hypothetical policy's accumulated value to the variable account during a particular time period.

                       Performance information is no guarantee of how a variable account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the fund in which the variable account invests, and the market conditions during the period of time that's shown.

                       We may show performance information in any way that's allowed under the law that applies to it. This may include presenting a change in accumulated value due to the performance of one or more variable accounts, or as a change in a policy owner's death benefit.

YOUR INVESTMENT OPTIONS

                       We may show performance as a change in accumulated value over time or in terms of the average annual compounded rate of return on accumulated value. This would be based on allocating premium payments for a hypothetical policy to a particular variable account over certain periods of time, including one year, or from the day the variable account started operating. If a portfolio has existed for longer than its corresponding variable account, we may also show the hypothetical returns that the variable account would have achieved had it invested in the portfolio from the day the portfolio started operating.

                       Performance may reflect the deduction of all policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different death benefit options will result in different expenses for the cost of insurance, and the varying expenses will result in different accumulated values.

                       Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the policy is surrendered and do not reflect any deduction of the surrender charge.

                       In our advertisements, sales literature and reports to policy owners, we may compare performance information for a variable account to:

                       . other variable life separate accounts, mutual funds,
                         or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria
                       . the Consumer Price Index, to assess the real rate of
                         return from buying a policy by taking inflation into consideration.

                       Reports and promotional literature may also contain our rating or a rating of our claims-paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

You'll find more       Fees and expenses paid by the Pacific Select Fund
about Pacific          The Pacific Select Fund pays advisory fees and other
Select Fund fees       expenses. These are deducted from the assets of the
and expenses in An     fund's portfolios and may vary from year to year. They
overview of Pacific    are not fixed and are not part of the terms of your
Select Estate          policy. If you choose a variable investment option,
Preserver.             these fees and expenses affect you indirectly because
                       they reduce portfolio returns. The fund is governed by its own Board of Trustees.

                      ---------------------------------------------------------
Fixed options          You can also choose from two fixed options: the Fixed
                       account and the Fixed LT account. The fixed options
The fixed options      provide a guaranteed minimum annual rate of interest.
are not securities,    The amounts allocated to the fixed options are held in
so they do not fall    our general account.
under any
securities act. For    Here are some things you need to know about the fixed
this reason, the       options:
SEC has not
reviewed the           . Accumulated value allocated to the fixed options earn
disclosure in this       interest on a daily basis, using a 365-day year. Our
prospectus about         minimum annual interest rate is 4%.
these options.         . We may offer a higher annual interest rate on the
However, other           fixed options. If we do, we'll guarantee the higher
federal securities       rate for one year.
laws may apply to      . There are no investment risks or direct charges.
the accuracy and       . There are limitations on when and how much you can
completeness of the      transfer from the fixed options. These limitations
disclosure about         are described below in Transferring among investment
these options. For       options.

more information
about the general      . We may place a limit of $1,000,000 on amounts
account, see About       allocated to the Fixed LT account in any 12-month
Pacific Life.            period. This includes allocations of net premium,
                         transfers, and loan repayments for all Pacific Life policies you own. Any allocations in excess of $1,000,000 will be allocated to your other investment options according to your most recent instructions.
                         We may increase the $1,000,000 limit at any time at our sole discretion. To find out if a higher limit is in effect, ask your registered representative or contact us.


                      ---------------------------------------------------------
Transferring among     You can transfer among your investment options any time
investment options     during the life of your policy without triggering any
                       current income tax. You can make transfers by writing
If your state          to us, by making a telephone or electronic transfer, or
requires us to         by signing up for one of our automatic transfer
refund your            programs. You'll find more information about making
premiums when you      telephone and electronic transfers in Pacific Select
exercise your right    Estate Preserver basics.
to cancel, you can
make transfers and     Transfers will normally be effective as of the end of
use transfer           the business day we receive your written, telephone or
programs only after    electronic request.
the free look
transfer date. For     Here are some things you need to know about making
more information,      transfers:
please see Pacific
Select Estate          . Your policy's accumulated value may be invested in up
Preserver basics.        to 20 investment options at one time.
                       . If you're making transfers between variable
If you live in           investment options, there is no minimum amount
Connecticut,             required and you can make as many transfers as you
Georgia, Maryland,       like.
North Carolina,        . You can make transfers from the variable investment
North Dakota, or         options to the fixed options only in the policy month
Pennsylvania, you        right before each policy anniversary.

can make a transfer
to the fixed           . You can only make one transfer in any 12-month period
options any time         from each fixed option, except if you've signed up
during the first 18      for the first year transfer program. Such transfers
months of your           are limited to:

policy.

We reserve the          . $5,000 or 25% of your policy's accumulated value in
right, in our sole        the Fixed account
discretion, to
waive the transfer      . $5,000 or 10% or your policy's accumulated value in
restrictions on the       the Fixed LT
fixed options.
Please contact us      Beginning October 1, 2001, the restrictions for
or your registered     transfers from the Fixed LT account are temporarily
representative to      waived during the first policy year. You will be
find out if a          permitted to transfer any amount out of the Fixed LT
waiver is currently    account at any time during the first twelve policy
in effect.             months. We reserve the right to discontinue this waiver
                       at any time. However, if the waiver is in effect on the
You'll find more       date you sign the application for your policy, the
about the first        waiver on transfer restrictions will remain in effect
year transfer          for your first policy year.

program later in
this section.          . Currently, there is no charge for making a transfer
                         but we may charge you in the future.
                       . There is no minimum required value for the investment
                         option you're transferring to or from.

YOUR INVESTMENT OPTIONS

                       . You cannot make a transfer if your policy is in the
                         grace period and is in danger of lapsing.
                       . We can restrict or suspend transfers.
                       . We may choose to impose limits on transfer amounts,
                         the value of the investment options you're transferring to or from, or the number and frequency of transfers you can make.


                      ---------------------------------------------------------
Transfer programs      We offer three programs that allow you to make
                       automatic transfers of accumulated value from one investment option to another. Under the dollar cost averaging and portfolio rebalancing programs, you can transfer among the variable investment options. Under the first year transfer program, you can make transfers from the Fixed account to the Fixed LT account and the variable investment options.

Since the value of     Dollar cost averaging program
accumulation units     Our dollar cost averaging program allows you to make
can change, more       scheduled transfers of $50 or more between variable
units are credited     investment options. It does not allow you to make
for a scheduled        transfers to or from either of the fixed options.
transfer when unit     Here's how the program works:
values are lower,
and fewer units        . You need to complete a request form to enroll in the
when unit values         program. You may enroll by telephone or
are higher. This         electronically if you have a completed telephone and
allows you to            electronic authorization form on file.
average the cost of    . You must have at least $5,000 in a variable
investments over         investment option to start the program.
time. Investing        . We'll automatically transfer accumulated value from
this way does not        one variable investment option to one or more of the
guarantee profits        other variable investment options you've selected.
or prevent losses.     . We'll process transfers as of the end of the business
                         day on your policy's monthly, quarterly, semi-annual or annual anniversary, depending on the interval you've chosen. We will not make the first transfer until after the free look transfer date in states that require us to return your premiums if you exercise your right to cancel your policy.
                       . We will not charge you for the dollar cost averaging
                         program or for transfers made under this program, even if we decide to charge you in the future for transfers outside of the program, except if we have to by law.
                       . We have the right to discontinue, modify or suspend
                         the program at any time.

                       We'll keep making transfers at the intervals you've chosen until one of the following happens:
                       . the total amount you've asked us to transfer has been
                         transferred
                       . there is no more accumulated value in the investment
                         option you're transferring from
                       . your policy enters the grace period and is in danger
                         of lapsing
                       . you tell us in writing to cancel the program
                       . we discontinue the program.

Because the            Portfolio rebalancing program
portfolio              As the value of the underlying portfolios changes, the
rebalancing program    value of the allocations to the variable investment
matches your           options will also change. The portfolio rebalancing
original percentage    program automatically transfers your policy's
allocations, we may    accumulated value among the variable investment options
transfer money from    according to your original percentage allocations.
an investment
option with            Here's how the program works:
relatively higher
returns to one with    . You enroll in the program by sending us a written
relatively lower         signed request or a completed automatic rebalancing
returns.                 form. You may enroll by telephone or electronically
                         if you have a completed telephone and electronic authorization form on file.

                       . Your first rebalancing will take place on the monthly
                         payment date you choose. You choose whether we should make transfers quarterly, semi-annually or annually, based on your policy date.
                       . If you cancel this program, you must wait 30 days to
                         begin it again.
                       . You cannot use this program if you're already using
                         the dollar cost averaging program.
                       . We do not currently charge for the portfolio
                         rebalancing program or for transfers made under this program.
                       . We can discontinue, modify or suspend the program at
                         any time.

This program allows    First year transfer program
you to average the     Our first year transfer program allows you to make
cost of investments    monthly transfers during the first policy year from the
over your first        Fixed account to the variable investment options or the
policy year.           Fixed LT account. It does not allow you to transfer
Investing this way     among variable investment options.
does not guarantee
profits or prevent     Here's how the program works:
losses.
                       . You enroll in the program when you apply for your
                         policy.
                       . You choose a regular amount to be transferred every
                         month for 12 months.
                       . We make the first transfer on the day we allocate
                         your first net premium to the investment options you've chosen. Each transfer will be made on the same day every month.
                       . If you sign up for this program, we'll waive the
                         usual transfer limit for the Fixed account during the first policy year.
                       . If we make the last transfer during the second policy
                         year, we will not count it toward the usual one transfer per year limit for the Fixed account.
                       . If the accumulated value in the Fixed account is less
                         than the amount to be transferred, we'll transfer the balance and then cancel the program.
                       . If there is accumulated value remaining in the Fixed
                         account at the end of the program, our usual rules for the Fixed account will apply.
                       . We do not currently charge for the first year
                         transfer program or for transfers made under this program.

WITHDRAWALS, SURRENDERS AND LOANS

Making a               You can take out all or part of your policy's
withdrawal, taking     accumulated value while your policy is in force by
out a loan or          making withdrawals or surrendering your policy. You can
surrendering your      take out a loan from us using your policy as security.
policy can change      You can also use your policy's loan and withdrawal
your policy's tax      features to supplement your income, for example, during
status, generate       retirement.
taxable income, or
make your policy
more susceptible to
lapsing. Be sure to
plan carefully
before using these
policy benefits.

If you withdraw a
larger amount than
you've paid into
your policy, your
withdrawal may be
considered taxable
income.

For more
information, see
Variable life
insurance and your
taxes.
                      ---------------------------------------------------------
Making withdrawals     You can withdraw part of your policy's net cash
                       surrender value starting on your policy's first
You can choose to      anniversary. Here's how it works:
receive your
withdrawal in a        . You must send us a written request that's signed by
lump sum or use it       all owners.
to buy an income       . Each withdrawal must be at least $500, and the net
benefit. Please see      cash surrender value of your policy after the
the discussion           withdrawal must be at least $500.
about income           . If your policy has an outstanding loan amount, the
benefits in General      maximum withdrawal you can take is the amount, if
information about        any, by which the cash surrender value just before
your policy.             the withdrawal, exceeds the outstanding loan amount
                         divided by 90%.
We will not accept     . We'll charge you $25 for each withdrawal you make.
your request to        . If you do not tell us which investment options to
make a withdrawal        take the withdrawal from, we'll deduct the withdrawal
if it will cause         and the withdrawal charge from all of your investment
your policy to           options in proportion to the accumulated value you
become a modified        have in each option.
endowment contract,    . The accumulated value, cash surrender value and net
unless you've told       cash surrender value of your policy will be reduced
us in writing that       by the amount of each withdrawal.
you want your          . If the last surviving person insured under the policy
policy to become a       dies after you've sent a withdrawal request to us,
modified endowment       but before we've made the withdrawal, we'll deduct
contract.                the amount of the withdrawal from any death benefit
                         proceeds owing.

                       How withdrawals affect your policy's death benefit Making a withdrawal will affect your policy's death benefit in the following ways:

                       . if your policy's death benefit does not equal the
                         guideline minimum death benefit, the death benefit will decrease by the amount of your withdrawal.
                       . if your policy's death benefit equals the guideline
                         minimum death benefit, the death benefit may decrease by more than the amount of your withdrawal.

                       How withdrawals affect your policy's face amount
                       If you've chosen death benefit Option B or Option C, making a withdrawal does not reduce your policy's face amount.

                       If you've chosen death benefit Option A or Option D, a withdrawal may reduce your face amount. You can make one withdrawal during each of the first 15 policy years of $10,000 or 10% of your policy's cash surrender value, whichever is less, without reducing your policy's face amount. If you withdraw a larger amount, or make additional withdrawals, the face amount will be reduced by the amount if any, by which the face amount exceeds the death benefit immediately before the withdrawal, minus the amount of the withdrawal.

                      ---------------------------------------------------------
Taking out a loan      You can borrow money from us any time while your policy
                       is in force either by sending us a request in writing,
The amount in the      over the telephone or electronically. You'll find more
loan account, plus     information about requesting a loan by telephone or
any interest you       electronically in Pacific Select Estate Preserver
owe, is referred to    basics.
throughout this
prospectus as your     When you borrow money from us, we use your policy's
outstanding loan       accumulated value as security. You pay interest on the
amount. Your policy    amount you borrow. The accumulated value set aside to
refers to this         secure your loan also earns interest. Here's how it
amount as policy       works:
debt.
                       . To secure the loan, we transfer an amount equal to
Taking out a loan        the amount you're borrowing from your accumulated
will affect the          value in the investment options to the loan account.
growth of your           We'll transfer this amount from your investment
policy's                 options in proportion to the accumulated value you
accumulated value,       have in each option, unless you tell us otherwise.

and may affect the
death benefit.         . Interest owing on the amount you've borrowed accrues
                         daily at an annual rate of 4.5% during the first 10 policy years, and 4.25% thereafter.

                       . Interest that has accrued during the policy year is
                         due on your policy anniversary. If you do not pay the interest when it's due, we'll add it to the amount of your loan and begin accruing interest on it from the day it was due. We'll also transfer an amount equal to the interest that was due, from your policy's accumulated value to the loan account. We'll transfer this amount from your investment options in proportion to the accumulated value you have in each option, unless you tell us otherwise.
                       . The amount in the loan account earns interest daily
                         at an annual rate of 4.0%. On your policy anniversary, we transfer the interest that's been credited to the loan account proportionately to your investment options according to your most recent allocation instructions.

                       How much you can borrow
                       The minimum amount you can borrow is $500, unless there
                       are other restrictions in your state. You can borrow up
An example             to the larger of the following amounts:

For a policy in        . 100% of the accumulated value in the fixed options,
policy year 13           plus 90% of the accumulated value in the variable
with:                    investment options, less any surrender charges that
.. accumulated value      would apply if you surrendered your policy on the day
  of $100,000            you took out the loan.
.. a most recent
  monthly charge of    . the result of a x (b / c) - d, where:
  $100
                         a = the accumulated value of your policy less any
.. an outstanding             surrender charges that would have applied if you
  loan amount of             surrendered your policy on the day you took out
  $50,000                    the loan, and less 12 times the most recent
                             monthly charge
The maximum amount       b = 1.04
you can borrow is        c = 1.045 during the first 10 policy years, and
$48,327.24                   1.0425 during policy year 11 and thereafter
(($100,000 -             d = any outstanding loan amount.
$1,200) X (1.04 /
1.0425)- $50,000)      Paying off your loan
                       You can pay off all or part of the loan any time while
If you live in         your policy is in force. Unless you tell us otherwise,
Connecticut, the       we'll transfer any loan payments you make
minimum amount you     proportionately to your investment options according to
can borrow is $200.    your most recent allocation instructions.
If you live in
Oregon, the minimum    While you have an outstanding loan, we'll treat any
amount is $250.        money you send us as a premium payment unless you tell
                       us in writing that it's a loan repayment.

WITHDRAWALS, SURRENDERS AND LOANS

                       What happens if you do not pay off your loan
                       If you do not pay off your loan, we'll deduct the
Your outstanding       amount in the loan account, including any interest you
loan amount could      owe, from one of the following:
result in taxable
income if you          . the death benefit proceeds before we pay them to your
surrender your           beneficiary
policy, if your        . the cash surrender value if you surrender your policy
policy lapses, or      . the amount we refund if you exercise your right to
if your policy is a      cancel.
modified endowment
contract. You          Taking out a loan, whether or not you repay it, will
should talk to your    have a permanent effect on the value of your policy.
tax advisor before     For example, while your policy's accumulated value is
taking out a loan      held in the loan account, it will miss out on the
under your policy.     potential earnings available through the variable
For more               investment options. The amount of interest you earn on
information, please    the loan account may be less than the amount of
turn to Taking out     interest you would have earned from the fixed options.
a loan in Variable     These could lower your policy's accumulated value,
life insurance and     which could reduce the amount of the death benefit.
your taxes.
                       When a loan is outstanding, the amount in the loan account is not available to help pay for any policy charges. If, after deducting your outstanding loan amount, there is not enough accumulated value in your policy to cover the policy charges, your policy could lapse. You may need to make additional premium payments or loan repayments to prevent your policy from lapsing.

                      ---------------------------------------------------------
Ways to use your       You can use your policy's loan and withdrawal features
policy's loan and      to supplement your income, for example, during
withdrawal features    retirement.

If you're              Using your policy to supplement your income does not
interested in using    change your rights or our obligations under the policy.
your life insurance    The terms for loans and withdrawals described in this
policy to              prospectus remain the same.
supplement your
retirement income,     Here are some things you should consider when setting
please contact us      up an income stream:
for more
information.           . the rate of return you expect to earn on your
                         investment options
We can provide you     . how long you would like to receive regular income
with illustrations     . the amount of accumulated value you want to maintain
that give you            in your policy.
examples of how
this could affect      Understanding the risks
the accumulated        Setting up an income stream may not be suitable for all
value, net cash        policy owners. It's important to understand the risks
surrender value and    that are involved in using your policy's loan and
death benefit of       withdrawal features.
your policy based
on different           You must always leave enough accumulated value in your
hypothetical gross     policy to help ensure your policy will continue to
rates of return. We    qualify as life insurance and will not lapse. Your
will not use a         policy will lapse if there is not enough accumulated
higher rate than       value, after subtracting any outstanding loan amount,
12%, and will          to cover the monthly charge on the day we make the
always compare it      deduction and the grace period expires. If your policy
with a rate of 0%      lapses, we'll end your life insurance coverage.
based on guaranteed
insurance costs.       There are also charges associated with reinstating a
                       lapsed policy.
The hypothetical
rates of return are    You should consult with your financial adviser and
not illustrative of    carefully consider how much you can withdraw and borrow
past or future         from your policy each year to set up your income
results. Policy        stream.
values and benefits
would be different     Remember that the performance of your investment
if:                    options also affects your policy's accumulated value.
                       Poor performance can increase the danger of your policy
.. the gross annual     lapsing. And as the cost of insurance generally
  rates of return      increases with the ages of the persons insured by the
  are different        policy, this can also reduce the accumulated value.
  from the
  hypothetical
  rates
.. premiums were not
  paid as
  illustrated
.. loan interest was
  paid when due.

You can also ask       In addition, you should carefully review the policy
for accompanying       statements we send you. Your statements will allow you
charts and graphs      to monitor your policy's accumulated value, less your
that compare           outstanding loan amount, to ensure your policy can
results from           continue to support the income stream you have chosen.
various retirement
strategies.            If your policy lapses, or you surrender your policy
                       after you have taken out a loan, you could face
You can ask your       significant income tax liability in the year of the
registered             lapse or surrender. Any outstanding loan amount will
representative for     automatically be repaid when your policy lapses or you
illustrations          surrender your policy. You could be taxed to the extent
showing how policy     that the net surrender value plus the outstanding loan
charges may affect     amount repaid exceeds the cost basis of your policy.
existing
accumulated value      Interest on a loan is due to us on each policy
and how future         anniversary. If we do not receive the interest when
withdrawals and        due, we'll add it to the outstanding loan amount and
loans may affect       begin accruing interest from the day it was due. This
the accumulated        has a compounding effect and can add to your income tax
value and death        liability.
benefit.
                       If both persons insured by the policy die, we'll deduct
Tax issues are         any outstanding loan amount from the death benefit.
described in detail    This means the death benefit proceeds will be less than
in Variable            the death benefit and may be less than the face amount.
insurance and your
taxes.

                      ---------------------------------------------------------
Surrendering your      You can surrender or cash in your policy at any time
policy                 while either of the two people insured by the policy is
                       still living. Your policy's cash surrender value is its
You can choose to      accumulated value less any surrender charge that
receive your money     applies. The net cash surrender value equals your
in a lump sum or       policy's cash surrender value after deducting any
use it to buy an       outstanding loan amount.
income benefit.
Please see the         Here are some things you need to know about
discussion about       surrendering your policy:
income benefits in
General information    . You must send us your policy and a written request.
about your policy.     . We'll send you the policy's net cash surrender value.
                         If you surrender your policy during the first 10 policy years, we'll deduct a surrender charge that helps cover our costs for underwriting, issuing and distributing our policies. The box on the next page describes how we calculate the surrender charge. There's no surrender charge after 10 policy years.
                       . We guarantee the surrender charge rates will not
                         increase. We can reduce or waive the surrender charge on policies sold to our directors or employees, to any of our affiliates or to any trustees or employees or affiliates of the Pacific Select Fund.

WITHDRAWALS, SURRENDERS AND LOANS

                      ---------------------------------------------------------
Joint equal age is     How we calculate the surrender charge
a calculation that
combines the ages      The surrender charge is assessed against your policy's
and insurance risks    accumulated value. It has two parts: an underwriting
of the two people      surrender charge and a sales surrender charge. Both
insured by the         charges are based on the joint equal age on the policy
policy, and is         date of the two people insured by the policy, and on
explained in           the initial face amount of your policy.
Appendix A.
                       The underwriting surrender charge is designed to help
The underwriting       cover our administrative expenses for underwriting and
surrender charge       issuing a policy, including the costs of processing
and sales surrender    applications, conducting medical examinations,
target rate appear     determining the insurability and underwriting classes
in Appendix B.         of the people insured, and establishing policy records.

An example             The amount of the charge does not change during the
                       first policy year. Starting on the first policy
For a policy with:     anniversary, the charge decreases by 0.9259% each month
                       until it reaches zero at the end of the 10th policy
.. a joint equal age    year.
  of 50
.. an initial face      The sales surrender charge helps pay for our costs of
  amount of            distributing policies. During the first policy year,
  $100,000.            this charge is equal to the smaller of the following
                       amounts:
Here's the
surrender charge at    . 25% of the premium payments you've made, or
the end of the         . 25% of the sales surrender target, which is based on
first policy year:       the joint equal age of the people insured by the
                         policy for each $1,000 of the policy's initial face
.. Underwriting           amount.
  surrender charge:
  $520 (5.20 X         The sales surrender charge increases until the premiums
  $100,000 / 1,000)    you pay reach the sales surrender target. In the 13th
.. Maximum sales        month you own your policy, we reduce the sales
  surrender charge:    surrender charge so that it is 99.0741% of the charge
  $226.25 (25% X       as calculated above. After that, we reduce it by
  9.05 X               0.9259% a month until it reaches zero at the end of 10
  $100,000 / 1,000).   policy years.

At the end of the      We will not increase the charge if your policy's face
third policy year,     amount increases. If you decrease the face amount of
the surrender          your policy, we'll charge you a surrender charge that's
charge is reduced      calculated based on the amount of the decrease.
to:
.. Underwriting        ---------------------------------------------------------
  surrender charge:    Calculating the surrender charge on a decrease in face
  $404.45 ($520 -      amount
  ($520 X 0.9259% X
  24 months))          Here's how we calculate the surrender charge on a
.. Maximum sales        decrease in face amount:
  surrender charge:
  $175.97 ($226.25     . Step 1: we divide the amount of the decrease by your
  - ($226.25 X           policy's face amount immediately before the decrease
  0.9259% X 24         . Step 2: we multiply the amount we calculated in step
  months)).              1 by the total surrender charge that would apply if
                         you surrendered your policy.

                       We deduct the amount we calculated in step 2 from your investment options in proportion to the accumulated value you have in each option.

                       We calculate any surrender charge after a decrease in face amount by dividing the new face amount by the old face amount, and multiplying the result by the surrender charge that would have applied before the decrease.

                      ---------------------------------------------------------
Policy restoration     You may request to restore a policy you surrender if
                       the person insured by the policy is still living.
                       Here's how it works:
                        . We must receive your request to restore the policy
                          along with the full amount of the surrender proceeds within 30 days from the original date of the surrender. We will not require evidence of insurability.
                        . If we assessed a surrender charge when you
                          surrendered your policy, we will add the value of the charge to the surrender proceeds we receive from you.
                        . The surrender proceeds and any refunded surrender
                          charge will be placed into the Fixed account as of the original date of the surrender. We will calculate and pay interest on this amount from the date of surrender to the date we process your restoration request.
                        . On the date we process your restoration request, we
                          will transfer your accumulated value in the Fixed account to the investment options you choose according to your most recent premium allocation instructions.
                        . If you had an outstanding loan amount when you
                          surrendered your policy, we will reinstate the loan amount that was outstanding the day you surrendered your policy.
                        . Once we have restored the policy, we will send you a
                          written confirmation.
                       We will not restore a policy that has been surrendered for an income benefit.

                      ---------------------------------------------------------
Estate tax waiver      Subject to state availability, if your policy
of surrender charge    application is signed after June 6, 2001, your policy
rider                  has an Estate tax waiver of surrender charge rider.

Tax legislation        If there is no federal estate tax in effect for the
passed in 2001         estates of persons dying after December 31, 2010, the
provides for           option date, you may elect to surrender your policy and
reductions in          we will waive any surrender charge on the initial face
federal estate tax     amount of your policy. If you elect this benefit, you
rates, and a           must notify us in proper form within 60 days after the
"repeal" of the        option date, and your policy and all attached riders
federal estate tax     will end. There is no additional charge for the rider
in 2010. However,      or to elect the benefit under this rider.
the legislation
provides for full
reinstatement of
the federal estate
tax in the year
2011.

GENERAL INFORMATION ABOUT YOUR POLICY

                       This section tells you some additional things you should know about your policy.

                      ---------------------------------------------------------
Income benefit         If you surrender or make a withdrawal from your policy,
                       you can use the money to buy an income benefit that provides a monthly income. Your policy's beneficiary can use death benefit proceeds to buy an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

                       The following is one income benefit available under the Pacific Select Estate Preserver policy:

                       . The income benefit is based on the life of the person
                         receiving the income. If the policy owner is buying the income benefit, monthly income will be based on the owner's life. If the policy's beneficiary buys the income benefit, monthly income will be based on the beneficiary's life.
                       . We'll pay a monthly income for at least 10 years
                         regardless of whether the person receiving the income is still alive.
                       . After 10 years, we'll only pay the monthly income for
                         as long as the person receiving it is still alive.
                       . The minimum monthly income benefit calculated must be
                         at least $100.
                       . For this income benefit, the amount you receive will
                         always be at least as much as the amount guaranteed by your policy.

                      ---------------------------------------------------------
Paying the death       If either person insured by the policy, whether sane or
benefit in the         insane, commits suicide within two years of the policy
case of suicide        date, death benefit proceeds will be the total of all
                       premiums you've paid, less any outstanding loan amount, any withdrawals you've made, and any cash dividends we've paid.

                      ---------------------------------------------------------
Replacement of life    The term replacement has a special meaning in the life
insurance or           insurance industry. Before you make a decision to buy,
annuities              we want you to understand what impact a replacement may
                       have on your existing insurance policy.

                       A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

                       . lapsed, forfeited, surrendered or partially
                         surrendered, assigned to the replacing insurer, or otherwise terminated
                       . converted to reduced paid-up insurance, continued as
                         extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values
                       . amended to effect either a reduction in benefits or
                         in the term for which coverage would otherwise remain in force or for which benefits would be paid
                       . reissued with any reduction in cash value, or . pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

                       There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

                      ---------------------------------------------------------
Errors on your         If the age or gender of either person insured by your
application            policy is stated incorrectly on your application, we'll
                       adjust the face amount to reflect the correct age or
If unisex cost of      gender. Here's how we'll do it:
insurance rates
apply to your          . Using the monthly cost of insurance rate for the
policy, we will not      policy year in which we discover the mistake, we'll
adjust the face          multiply the face amount by the rate based on the
amount if we             incorrect age or gender. We'll then divide the result
discover that            by the monthly cost of insurance rate that's based on
gender has been          the correct age or gender.
stated incorrectly     . We'll calculate accumulated value using cost of
on your                  insurance, rider and benefit charges based on the
application.             correct age and gender, for all policy months
                         following the month we discover the mistake.
                       . We will not recalculate accumulated value for the
                         policy months up to and including the month in which we discover the mistake.
                       . We will not recalculate mortality and expense risk
                         charges or surrender charges.

                      ---------------------------------------------------------
Contesting the         We have the right to contest the validity of your
validity               policy for two years from the policy date. Once your
of your policy         policy has been in force for two years from the policy
                       date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity.

                       We also have the right to contest the validity of a policy that you reinstate for two years from the day that it was reinstated. Once your reinstated policy has been in force for two years from the reinstatement date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity. During this period, we may contest your policy only if there is a material misrepresentation on your application for reinstatement.

                       Regardless of the above, we can contest the validity of your policy for failure to pay premiums at any time. The policy will terminate upon successful contest with respect to either person insured by the policy.

                      ---------------------------------------------------------
Assigning your         You can assign your policy as collateral to secure a
policy as              loan, mortgage, or other kind of debt. Here's how it
collateral             works:

Assigning a policy     . An assignment does not change the ownership of the
that's a modified        policy.
endowment contract     . After the policy has been assigned, your rights and
may generate             the rights of your beneficiary will be subject to the
taxable income and       assignment. The entire policy, including any income
a 10% penalty tax.       benefit, rider, benefit and endorsement, will also be
                         subject to the assignment.
                       . We're not responsible for the validity of any
                         assignment.
                       . We must receive and record a copy of the original
                         assignment in a form that's acceptable to us before we'll consider it binding.
                       . Unless otherwise provided, the person or organization
                         you assign your policy to may exercise the rights under the policy, except the right to change the policy owner or the beneficiary or the right to choose a monthly income benefit.

                      ---------------------------------------------------------
Dividends              We do not expect to pay any dividends. If we do pay
                       dividends, we'll pay them annually in cash.

VARIABLE LIFE INSURANCE AND YOUR TAXES

The tax                This discussion about taxes is based on our
consequences of        understanding of the present federal income tax laws as
owning a policy or     they are currently interpreted by the Internal Revenue
receiving proceeds     Service (IRS). It's based on the Internal Revenue Code
from it may vary by    (the tax code) and does not cover any state or local
jurisdiction and       tax laws.
according to the
circumstances of       This is not a complete discussion of all federal income
each owner or          tax questions that may arise under the policy. There
beneficiary.           are special rules that we do not include here that may
                       apply in certain situations.
Speak to a
qualified tax          We do not know whether the current treatment of life
adviser for            insurance policies under current federal income tax or
complete               estate or gift tax laws will continue. We also do not
information about      know whether the current interpretations of the laws by
federal, state and     the IRS or the courts will remain the same. Future
local taxes that       legislation may adversely change the tax treatment of
may apply to you.      life insurance policies, other tax consequences
                       described in this discussion or tax consequences that

                    relate directly or indirectly to life insurance
Recently passed tax    policies.
legislation
provides, among        We do not make any guarantees about the tax status of
other things, for      your policy, and you should not consider the discussion
reductions in          that follows to be tax advice.
federal estate tax
rates, increases in
the exemption
amount, and a
"repeal" of the
federal estate tax
in 2010. However,
the legislation
provides for full
reinstatement of
the federal estate
tax in the year
2011. If you are
considering the
purchase of the
policy to help pay
federal estate
taxes at death,
consult with your
tax advisor.

                      ---------------------------------------------------------
Tax treatment of       Definition of life insurance
life insurance         We believe that the policy qualifies as life insurance.
policies               That means it will receive the same tax advantages as a
                       conventional fixed life insurance policy. The two main
In order to qualify    tax advantages are:
as a life insurance
contract for           . In general, your policy's beneficiary will not be
federal income tax       subject to federal income tax when he or she receives
purposes, the            the death benefit proceeds. This is true regardless
policy must meet         of whether the beneficiary is an individual,
the statutory            corporation, or other entity.
definition of life     . You'll generally not be taxed on your policy's
insurance.               accumulated value unless you receive a cash
                         distribution by making a withdrawal, surrendering
Death benefits may       your policy, or in some instances, taking a loan from
be excluded from         your policy.
income under
Section 101(a) of      The tax laws defining life insurance, however, do not
the tax code.          cover all policy features. Your policy may have
                       features that could prevent it from qualifying as life
We believe that        insurance. For example, the tax laws have yet to
last survivor          address many issues concerning the treatment of
policies meet the      substandard risk policies, policies with term insurance
statutory              on the people insured by the policy or certain tax
definition of life     requirements relating to joint survivorship life
insurance under        insurance policies. We can make changes to your policy
Section 7702 of the    if we believe the changes are needed to ensure that
tax code. However,     your policy continues to qualify as a life insurance
the area of tax law    contract.
relating to the
definition of life     The tax code and tax regulations impose limitations on
insurance does not     unreasonable mortality and expense charges for purposes
explicitly address     of determining whether a policy qualifies as life
all relevant issues    insurance for federal tax purposes. For life insurance
relating to last       policies entered into on or after October 21, 1988,
survivor life          these calculations must be based upon reasonable
insurance policies.    mortality charges and other charges reasonably expected
We reserve the         to be actually paid.
right to make
changes to the
policy if we deem
the changes
appropriate to
continue to qualify
your policy as a
life insurance
contract. If a
policy were
determined not to
qualify as life
insurance, the
policy would not
provide the tax
advantages normally
provided by life
insurance. This
includes excluding
the death benefit
from the gross
income of the
beneficiary.

                       While the Treasury Department has issued proposed regulations about reasonable standards for mortality charges, the standards that apply to joint survivor life insurance policies are not entirely clear. While we believe that our mortality costs and other expenses used in calculating whether the policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your policy qualifies as a life insurance contract.

                       Diversification rules and ownership of the separate
Section 817(h) of      account

the tax code
describes the          Your policy will not qualify for the tax benefit of a
diversification        life insurance contract unless, among other
rules.                 requirements, the separate account follows certain
                       rules requiring diversification of investments
                       underlying the policy. In addition, the IRS requires
For more               that the policyholder does not have control over the
information about      underlying assets.
diversification
rules, please see      The Treasury Department has announced that the
Managing Pacific       diversification rules "do not provide guidance
Select Fund in the     concerning the circumstances in which it will treat an
attached Pacific       investor, rather than the insurance company, as the
Select Fund            owner of the assets in a separate account." The IRS
prospectus.            treats a variable policy owner as the owner of separate

                       account assets if he or she has the ability to exercise investment control over them. Owners of the assets are taxed on any income or gains the assets generate. Although the Treasury Department announced several years ago that it would provide further guidance on the issue, it had not done so when we wrote this prospectus.

                       The ownership rights under your policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible the IRS would treat you as the owner of your policy's proportionate share of the assets of the separate account.

                       We do not know what will be in future Treasury Department regulations or other guidance. We cannot guarantee that the fund's portfolios will be able to operate as currently described in the prospectus, or that the fund will not have to change any portfolio's investment objective or policies. We can modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the separate account.

Policy exchanges       Policy exchanges
fall under Section     If you exchange your policy for another one that
1035(a) of the tax     insures the same people, it generally will be treated
code.                  as a tax-free exchange and, if so, will not result in
                       the recognition of gain or loss. If any of the people insured by the policy are changed, the exchange will be treated as a taxable exchange.

                       Change of ownership
                       You may have taxable income if you transfer ownership of your policy, sell your policy, or change the ownership of it in any way.

There are special      Corporate owners
rules for              There are special tax issues for corporate owners:
corporate-owned
policies. You          . using your policy to fund deferred compensation
should consult your      arrangements for employees has special tax
tax adviser.             consequences
                       . corporate ownership of a policy may affect your
Section 59A of the       liability under the alternative minimum tax and the
tax code deals with      environmental tax.
the environmental
tax.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                      ---------------------------------------------------------
Conventional life      The tax treatment of your policy will depend upon
insurance policies     whether it is a type of contract known as a modified
                       endowment contract. We describe modified endowment
Under Section 7702A    contracts later in this section. If your policy is not
of the tax code,       a modified endowment contract, it will be treated as a
policies that are      conventional life insurance policy and will have the
not classified as      following tax treatment:
modified endowment
contracts are taxed    Surrendering your policy
as conventional        When you surrender, or cash in, your policy, you'll
life insurance         generally be taxed on the difference, if any, between
policies.              the cash surrender value and the cost basis in your
                       policy.
The cost basis in
your policy is         Making a withdrawal
generally the          If you make a withdrawal after your policy has been in
premiums you've        force for 15 years, you'll only be taxed on the amount
paid plus any          you withdraw that exceeds the cost basis in the policy.
taxable
distributions less     Special rules apply if you make a withdrawal within the
any withdrawals or     first 15 policy years and it's accompanied by a
premiums previously    reduction in benefits. In this case, there is a special
recovered that were    formula under which you may be taxed on all or a
not taxable.           portion of the withdrawal amount.

                       Taking out a loan
                       If you take out a loan, you will not pay tax on the loan amount unless your policy is surrendered or lapses and you have not repaid your outstanding loan amount. The interest you pay, or that's accrued, on a loan is generally nondeductible. Ask your tax adviser for more information.

                       Loans and corporate-owned policies

                       If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. If the taxpayer is an entity that's a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity's deductions for loan interest may be disallowed, even though this interest may relate to debt that's completely unrelated to the contract. There may be a limited exception that applies to contracts issued on 20% owners, officers, directors or employees of the entity. For more information about this exception, you should consult your tax adviser.


                      ---------------------------------------------------------
Modified endowment     A modified endowment contract is a special type of life
contracts              insurance policy. If your policy is a modified
                       endowment contract, it will have the tax treatment
Section 7702A of       described below. Any distributions you receive during
the tax code           the life of the policy are treated differently than
defines a class of     under conventional life insurance policies.
life insurance         Withdrawals, loans, pledges, assignments and
policies known as      surrendering your policy are all considered
modified endowment     distributions and may be subject to tax on an income-
contracts. Like        first basis and a 10% penalty.
other life
insurance policies,    When a policy becomes a modified endowment contract
the death benefit      A life insurance policy becomes a modified endowment
proceeds paid to       contract if, at any time during the first seven policy
your beneficiary       years, the sum of actual premiums paid exceeds the
generally are not      seven-pay limit. The seven-pay limit is the cumulative
subject to federal     total of the level annual premiums (or seven-pay
income tax and your    premiums) required to pay for the policy's future death
policy's               and endowment benefits.
accumulated value
grows on a tax-        For example, if the seven-pay premiums were $1,000 a
deferred basis         year, the maximum premiums you could pay during the
until you receive a    first seven years to avoid modified endowment treatment
cash distribution.     would be $1,000 in the first year, $2,000 through the
                       first two years and $3,000 through the first three
If there is a          years, etc. Under this test, a Pacific Select Estate
material change to     Preserver policy may or may not be a modified endowment
your policy, like a    contract, depending on the amount of premiums paid
change in the death    during the policy's first seven contract years or after
benefit, we may        a material change has been made to the policy.
have to retest your
policy and restart
the seven-pay
premium period to
determine whether
the change has
caused the policy
to become a
modified endowment
contract.

                       Surrendering your policy
                       If you surrender your policy, you're taxed on the amount by which the cash surrender value exceeds the cost basis in the policy.

                       Making a withdrawal or taking out a loan

                       If you make a withdrawal or take out a loan from a modified endowment contract, you're taxed on the amount of the withdrawal or loan that's considered income, including all previously non-taxed gains. Income is the difference between the cash surrender value and the cost basis in your policy. It's unclear whether interest paid, or accrued, on a loan is considered interest for federal income tax purposes. If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. You should consult your tax adviser.


                       All modified endowment contracts we or our affiliates issue to you in a calendar year are treated as a single contract when we calculate whether a distribution amount is subject to tax.

                       10% penalty tax
                       If any amount you receive from a modified endowment contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount.

                       A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

                       . you're at least 59 1/2 years old
                       . you're receiving an amount because you've become
                         disabled
                       . you're receiving an amount that's part of a series of
                         substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your beneficiaries.

                       Distributions before a policy becomes a modified endowment contract
                       If your policy fails the seven-pay test and becomes a modified endowment contract, any amount you receive or are deemed to have received during the two years before it became a modified endowment contract may be taxable. The distribution would be treated as having been made in anticipation of the policy's failing to meet the seven-pay test under Treasury Department regulations which are yet to be prescribed.

                      ---------------------------------------------------------
Policy riders          Accelerated living benefits rider
                       Amounts received under this rider should be generally
Please see the         excluded from taxable income under Section 101(g) of
discussion of          the tax code.
optional riders in
The death benefit.     Benefits under the rider will be taxed, however, if
                       they are paid to someone other than a person insured by
Please consult with    the policy, and either person insured by the policy:
your tax adviser if
you want to            . is a director, officer or employee of the person
exercise your            receiving the benefit, or
rights under either    . has a financial interest in a business of the person
of these riders.         receiving the benefit.

                       In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet technical aspects of the definition of "life insurance contract" under the tax code. We may reserve the right (but are not obligated) to modify the rider to conform under tax code requirements.

                       Policy split option rider

                       This rider allows a policy to be split into two individual policies. If the split is not treated as a nontaxable exchange, it could result in the recognition of taxable income up to any gain or income in the policy at the time of the split.

ABOUT PACIFIC LIFE

                       Pacific Life Insurance Company is a life insurance company based in California. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, pension and institutional products, group employee benefits, broker-dealer operations, and investment and advisory services. At the end of 2001, we had $124.8 billion of individual life insurance in force and total admitted assets of approximately $52.0 billion. We are ranked the 15th largest life insurance carrier in the U.S. in terms of 2001 admitted assets.


                       The Pacific Life family of companies has total assets and funds under management of $357 billion. We are authorized to conduct our life and annuity business in the District of Columbia and in all states except
                       New York. Our principal office is at 700 Newport Center Drive, Newport Beach, California 92660.


                      ---------------------------------------------------------
How we're organized    Pacific Life was established on January 2, 1868 under
                       the name, Pacific Mutual Life Insurance Company of
                       California. It was reincorporated as Pacific Mutual
                       Life Insurance Company on July 22, 1936. On September
                       1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company.
                       Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

                       Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

                      ---------------------------------------------------------
How policies are       Pacific Select Distributors, Inc. (PSD), our
distributed            subsidiary, is the distributor of our policies. PSD is
                       located at 700 Newport Center Drive, Newport Beach,
                       California 92660.

                       PSD is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers (NASD). We pay PSD for its services as our distributor.

                       The policies are sold by registered representatives of broker-dealers who have signed agreements with us and PSD. Registered representatives must be licensed to sell variable life insurance under the state insurance and securities regulations that apply. Broker-dealers must be registered with the SEC.

                       How we pay broker-dealers
                       We pay broker-dealers commission for promoting, marketing and selling our policies. Broker-dealers pay a portion of the commission to their registered representatives, under their own arrangements.

                       Commissions are based on sales surrender "target"
                       premiums we determine. The commission we pay will vary
For more               with the agreement, but the most common schedule of
information about      commissions we pay is:
the sales surrender
target, see            . 90% of premiums paid up to the first sales surrender
Withdrawals,             target premium
surrenders and         . 6% of the premiums paid under sales surrender targets
loans and Appendix       2 and 3
B.                     . 4% of premiums paid in excess of sales surrender
                         target 3
                       . 2% of premiums paid after policy year 10.

                       We may pay broker-dealers an annual renewal commission of up to 0.20% of a policy's accumulated value less any outstanding loan amount. We calculate the renewal amount monthly and it becomes payable on each policy anniversary.

                       We may also pay override payments, expense and marketing allowances, bonuses, wholesaler fees and training allowances.

                       Registered representatives who meet certain sales levels can qualify for sales incentives programs we sponsor. We may also pay them non-cash compensation like expense-paid trips, expense-paid educational seminars, and merchandise.


                      ---------------------------------------------------------
How our accounts       We own the assets in our general account and our
work                   separate account. We allocate your net premiums to
                       these accounts according to the investment options you've chosen.

                       General account
We can provide you     Our general account includes all of our assets, except
with reports of our    for those held in our separate accounts. We guarantee
ratings as an          you an interest rate for up to one year on any amount
insurance company      allocated to the fixed options. The rate is reset
and our ability to     annually. The fixed options are part of our general
pay claims with        account, which we may invest as we wish, according to
respect to our         any laws that apply. We'll credit the guaranteed rate
general account        even if the investments we make earn less. Our ability
assets.                to pay these guarantees is backed by our strength as a
                       company.

                       The fixed options are not securities, so they do not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the fixed options. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the fixed options.

                       Separate account

                    Amounts allocated to the variable investment options
You'll find the        are held in our separate account. The assets in this
audited financial      account are kept separate from the assets in our
statements for the     general account and our other separate accounts, and
Pacific Select Exec    are protected from our general creditors.
separate account
later in this          The separate account was established on May 12, 1988
prospectus.            under California law under the authority of our Board

                       of Directors. It's registered with the SEC as a type of
This section of the    investment company called a unit investment trust. The
prospectus also        SEC does not oversee the administration or investment
includes the           practices or policies of the account.
audited
consolidated           The separate account is divided into variable accounts.
financial              Each variable account invests in shares of a designated
statements for         portfolio of the Pacific Select Fund. We may add
Pacific Life, which    variable accounts that invest in other portfolios of
we include to show     the fund or in other securities.
our strength as a
company and our
ability to meet our
obligations under
the policies.

ABOUT PACIFIC LIFE

                       We're the legal owner of the assets in the separate
                       account, and pay its operating expenses. The separate
The separate           account is operated only for our variable life
account is not the     insurance policies. We must keep enough money in the
only investor in       account to pay anticipated obligations under the
the Pacific Select     insurance policies funded by the account, but we can
Fund. Investment in    transfer any amount that's more than these anticipated
the fund by other      obligations to our general account. Some of the money
separate accounts      in the separate account may include charges we collect
for variable           from the account and any investment results on those
annuity contracts      charges.
and variable life
insurance contracts    We cannot charge the assets in the separate account
could cause            attributable to our reserves and other liabilities
conflicts. For more    under the policies funded by the account with any
information, please    liabilities from our other business.
see the Statement
of Additional          Similarly, the income, gains or losses, realized or
Information for the    unrealized, of the assets of any variable account
Pacific Select         belong to that variable account and are credited to or
Fund.                  charged against the assets held in that variable
                       account without regard to our other income, gains or losses.

                       Making changes to the separate account
                       We can add, change or remove any securities that the separate account or any variable account holds or buys, as long as we comply with the laws that apply.

                       We can substitute shares of one Pacific Select Fund portfolio with shares of another portfolio or fund if:

                       . any portfolio is no longer available for investment
                       . our management believes that a portfolio is no longer
                         appropriate in view of the purposes of the policy.

                       We'll give you any required notice or receive any required approval from policy owners or the SEC before we substitute any shares. We'll comply with the filing or other procedures established by insurance regulators as required by law.

                       We can add new variable accounts, which may include additional subaccounts of the separate account, to serve as investment options under the policies. These may be managed separate accounts or they may invest in a new portfolio of the fund, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

                       We can add new variable accounts when we believe that it's warranted by marketing needs or investment conditions. We'll decide on what basis we'll make new accounts available to existing policy owners.

                       We can also eliminate any of our variable accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any variable account.

                       If we make any changes to variable accounts or substitution of securities, we can make appropriate changes to this policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

                       If we believe it's in the best interests of people holding voting rights under the policies and we meet any required regulatory approvals we can do the following:

                       . operate the separate account as a management
                         investment company, unit investment trust, or any other form permitted under securities or other laws
                       . register or deregister the separate account under
                         securities law

                       . combine the separate account with one of our other
                         separate accounts or our affiliates' separate accounts
                       . combine one or more variable accounts
                       . create a committee, board or other group to manage
                         the separate account
                       . change the classification of any variable account.

                       Taxes we pay
                       We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the policy. If these taxes increase significantly, we may deduct them from the separate account.

                       We may charge the separate account for any federal, state and local taxes that apply to the separate account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

                      ---------------------------------------------------------
Voting rights          We're the legal owner of the shares of the Pacific
                       Select Fund that are held by the variable accounts. We may vote on any matter at shareholder meetings of the fund. However, we are required by law to vote as you instruct on the shares relating to your allocation in a variable investment option. This is called your voting interest.

                       Your voting interest is calculated as of a day set by the Board of Trustees of the fund called the record date. Your voting interest equals the accumulated value in a variable investment option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

                       We'll send you documents from the fund called proxy materials. They include information about the items you'll be voting on and forms for you to give us your instructions. We'll vote shares held in the separate account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by that separate account for which we've received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we've received timely instructions.

                       We'll vote shares of any portfolio we hold in our general account in the same proportion as the total votes for all of our separate accounts, including this separate account. We'll vote shares of any portfolio held by our non-insurance affiliates in the same proportion as the total votes for all separate accounts of ours and our insurance affiliates.

                       If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the separate account.

                       When required by state insurance regulatory authorities, we may disregard voting instructions that:

                       . would change a portfolio's investment objective or
                         subclassification
                       . would approve or disapprove an investment advisory
                         contract.

                       We may disregard voting instructions on a change initiated by policy owners that would change a portfolio's investment policy, investment adviser or portfolio manager if:

                       . our disapproval is reasonable

ABOUT PACIFIC LIFE

                       . we determine in good faith that the change would be
                         against state law or otherwise be inappropriate, considering the portfolio's objectives and purpose, and considering what effect the change would have on us.

                       If we disregard any voting instructions, we'll include a summary of the action we took and our reasons for it in the next report to policy owners.

                      ---------------------------------------------------------
Illustrations          We will provide you with illustrations based on
                       different sets of assumptions upon your request. You
If you ask us,         can request such illustrations at any time.
we'll provide you      Illustrations may help you understand how your policy
with different         values would vary over time based on different
kinds of               assumptions. We have filed examples of such an
illustrations.         illustration as an exhibit to the registration
                       statement that relates to the policy on file with the
.. Illustrations        SEC.
  based on
  information you
  give us about the
  age of the person
  to be insured by
  the policy, their
  risk class, the
  face amount, the
  death benefit and
  premium payments.

.. Illustrations
  that show the
  allocation of
  premium payments
  to specified
  variable
  accounts. These
  will reflect the
  expenses of the
  portfolio of the
  Fund in which the
  variable account
  invests.

.. Illustrations
  that use a
  hypothetical
  gross rate of
  return that's
  greater than 12%.
  These are
  available only to
  certain large
  institutional
  investors.

State regulation      ---------------------------------------------------------
                       We're subject to the laws of the state of California governing insurance companies and to regulations issued by the Commissioner of Insurance of California. In addition, we're subject to the insurance laws and regulations of the other states and jurisdictions in which we're licensed or may become licensed to operate.

                       An annual statement in a prescribed form must be filed with the Commissioner of Insurance of California and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

                      ---------------------------------------------------------
Legal proceedings      The separate account is not involved in any legal
and legal matters      proceedings that would have a material effect on policy
                       owners.

                       Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the policies under California law, and the validity of the forms of the policies under California law, have been passed upon by our general counsel. Legal matters relating to federal securities laws and federal income tax laws have been passed upon by Dechert.

                      ---------------------------------------------------------
Registration           We've filed a registration statement with the SEC for
statement              Pacific Select Estate Preserver, under the Securities
                       Act of 1933. The SEC's rules allow us to omit some of the information required by the registration statement from this prospectus. You can ask for it from the SEC's office in Washington, D.C. They may charge you a fee.

                      ---------------------------------------------------------
Management             The following is a list of our directors and certain
                       officers, along with some information about their business activities over the past five years. They do not receive any compensation from the separate account for services they provide to it nor do we pay any separately allocable compensation for these services.

                       The business address of each of these people is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.



  NAME AND POSITION    PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS

  Thomas C. Sutton     Director, Chairman of the Board and Chief Executive Officer of Pacific Life;
  Director, Chairman   Director, Chairman of the Board and Chief Executive Officer of Pacific LifeCorp,
  of the Board and     August 1997 to present; Director, Chairman of the Board and Chief Executive Officer
  Chief Executive      of Pacific Mutual Holding Company, August 1997 to present; Trustee and Chairman of
  Officer              the Board and former President of Pacific Select Fund; Trustee and Chairman of
                       Pacific Funds, June 2001 to present; Director, Chairman of the Board and Chief
                       Executive Officer of Pacific Life & Annuity Company; former Management Board Member of PIMCO Advisors L.P.; former Equity Board Member of PIMCO Advisors L.P.; former
                       Director of Pacific Corinthian Life Insurance Company; Director of: Newhall Land &
                       Farming; The Irvine Company; Edison International; and similar positions with other affiliated companies of Pacific Life.

  Glenn S. Schafer     Director and President of Pacific Life; Director and President of Pacific LifeCorp,
  Director and         August 1997 to present; Director and President of Pacific Mutual Holding Company,
  President            August 1997 to present; President (since February 1999) and former Trustee of
                       Pacific Select Fund; Trustee and President of Pacific Funds, June 2001 to present;
                       former Management Board Member of PIMCO Advisors L.P.; former Equity Board Member of
                       PIMCO Advisors L.P.; former Director of Pacific Corinthian Life Insurance Company;
                       Director and President (since August 2001) of Pacific Life & Annuity Company; and
                       similar positions with other affiliated companies of Pacific Life.

  Khanh T. Tran        Director (since August 1997), Executive Vice President (since April 2001) and Chief
  Director, Executive  Financial Officer of Pacific Life; Senior Vice President of Pacific Life, June 1996
  Vice President and   to April 2001; Executive Vice President (since April 2001) and Chief Financial
  Chief Financial      Officer of Pacific LifeCorp, August 1997 to present; Senior Vice President of
  Officer              Pacific LifeCorp, August 1997 to April 2001; Executive Vice President (since April
                       2001) and Chief Financial Officer of Pacific Mutual Holding Company, August 1997 to
                       present; Senior Vice President of Pacific Mutual Holding Company, August 1997 to
                       April 2001; Director (since August 2001), Executive Vice President (since April
                       2001) and Chief Financial Officer of Pacific Life & Annuity Company, February 1999
                       to present; Senior Vice President of Pacific Life & Annuity Company, February 1999
                       to April 2001; Executive Vice President and Chief Financial Officer to other affiliated companies of Pacific Life; Director of Prandium, Inc.

  David R. Carmichael  Director (since August 1997), Senior Vice President and General Counsel of Pacific
  Director, Senior     Life; Senior Vice President and General Counsel of Pacific LifeCorp, August 1997 to
  Vice President and   present; Senior Vice President and General Counsel of Pacific Mutual Holding
  General Counsel      Company, August 1997 to present; Director, Senior Vice President (since July 1998)
                       and General Counsel (since July 1998) of Pacific Life & Annuity Company; Director of
                       Association of California Life and Health Insurance Companies; and President-Elect
                       and former Director of Association of Life Insurance Counsel.

  Audrey L. Milfs      Director (since August 1997), Vice President and Corporate Secretary of Pacific
  Director, Vice       Life; Vice President and Corporate Secretary of Pacific LifeCorp, August 1997 to
  President and        present; Vice President and Secretary of Pacific Mutual Holding Company, August 1997
  Corporate Secretary  to present; Secretary of Pacific Select Fund; Secretary of Pacific Funds, June 2001
                       to present; similar positions with other affiliated companies of Pacific Life.

  James T. Morris      Executive Vice President of Pacific Life, January 2002 to present; Senior Vice
  Executive Vice       President of Pacific Life, April 1996 to January 2002; Executive Vice President of
  President            Pacific Life & Annuity Company, January 2002 to present; Senior Vice President of
                       Pacific Life & Annuity Company, August 1999 to January 2002.

  Edward R. Byrd       Vice President and Controller of Pacific Life; Vice President and Controller of
  Vice President and   Pacific LifeCorp, August 1997 to present; Vice President and Controller of Pacific
  Controller           Mutual Holding Company, August 1997 to present; and similar positions with other affiliated companies of Pacific Life.

  Brian D. Klemens     Vice President and Treasurer of Pacific Life, December 1998 to present; Assistant
  Vice President and   Vice President, Accounting and Assistant Controller of Pacific Life, April 1994 to
  Treasurer            December 1998; Vice President and Treasurer of Pacific LifeCorp, June 1999 to
                       present; Vice President and Treasurer of Pacific Mutual Holding Company, June 1999
                       to present; Vice President and Treasurer of Pacific Select Fund; Vice President and
                       Treasurer of other affiliated companies of Pacific Life.

ABOUT PACIFIC LIFE


                      ---------------------------------------------------------

                    The next several pages contain the statement of assets
Financial              and liabilities of the Pacific Select Exec Separate
statements             Account as of December 31, 2001 and the related
                       statement of operations and financial highlights for the year then ended and the statements of changes in net assets for each of the two years in the period then ended.


                       These are followed by the consolidated statements of financial condition for Pacific Life as of December 31, 2001 and 2000 and the consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended
                       December 31, 2001, which are included in this prospectus so you can assess our ability to meet our obligations under the policies.


                      ---------------------------------------------------------

                    The consolidated statements of financial condition of
Experts Pacific Life as of December 31, 2001 and 2000 and the consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001 as well as the statement of assets and liabilities of Pacific Select Exec Separate Account as of December 31, 2001, the related statement of operations and financial highlights for the year then ended and statements of changes in net assets for each of the two years in the period then ended included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT
The Board of Directors
Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (the "Separate Account") (comprised of Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, and Variable Account IV) as of December 31, 2001 and the related statement of operations and financial highlights for the year then ended (as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2001), and the statement of changes in net assets for each of the two years in the period then ended (as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value, and Focused 30 Variable Accounts, for the year ended December 31, 2001 and for each of the periods from commencement of operations through December 31, 2000, and as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2001). These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities owned as of December 31, 2001. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2001 and the results of their operations, financial highlights, and the changes in their net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 8, 2002

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
(In thousands)

                           Blue   Aggressive Emerging Diversified Small-Cap International   I-Net    Financial  Health
                           Chip     Growth   Markets   Research    Equity     Large-Cap   Tollkeeper Services  Sciences
                         Variable  Variable  Variable  Variable   Variable    Variable     Variable  Variable  Variable
                         Account   Account   Account    Account    Account     Account     Account    Account  Account
                         ----------------------------------------------------------------------------------------------
ASSETS

Investments:
 Blue Chip Portfolio.... $21,810
 Aggressive Growth
 Portfolio..............            $5,514
 Emerging Markets
 Portfolio..............                     $20,822
 Diversified Research
 Portfolio..............                                $21,942
 Small-Cap Equity
 Portfolio..............                                          $234,944
 International Large-Cap
 Portfolio..............                                                       $32,280
 I-Net Tollkeeper
 Portfolio..............                                                                    $4,057
 Financial Services
 Portfolio..............                                                                              $2,685
 Health Sciences
 Portfolio..............                                                                                        $5,978

Receivables:
 Due from Pacific Life
 Insurance Company......                12                   19                     60          11         2        27
 Fund shares redeemed...                          61                   124
                          --------------------------------------------------------------------------------------------
Total Assets............  21,810     5,526    20,883     21,961    235,068      32,340       4,068     2,687     6,005
                          --------------------------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......       5                  61                   124
 Fund shares purchased..       6        12                   19                     76          11         2        27
                         ---------------------------------------------------------------------------------------------
Total Liabilities.......      11        12        61         19        124          76          11         2        27
                         ---------------------------------------------------------------------------------------------
NET ASSETS.............. $21,799    $5,514   $20,822    $21,942   $234,944     $32,264      $4,057    $2,685    $5,978
                         =============================================================================================
Shares Owned in each
Portfolio...............   2,680       687     3,391      2,058     13,500       5,077         905       290       648
                         =============================================================================================
Cost of Investments..... $23,865    $5,961   $19,146    $21,915   $277,137     $32,667      $5,438    $2,691    $5,869
                         =============================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

                                     Telecom-    Multi-   Equity  Strategic  Growth  Focused  Mid-Cap  International
                         Technology munications Strategy  Income    Value      LT       30     Value       Value
                          Variable   Variable   Variable Variable Variable  Variable Variable Variable   Variable
                          Account     Account   Account  Account   Account  Account  Account  Account     Account
                         -------------------------------------------------------------------------------------------
ASSETS

Investments:
 Technology Portfolio...   $3,903
 Telecommunications
 Portfolio..............               $765
 Multi-Strategy
 Portfolio..............                        $156,631
 Equity Income
 Portfolio..............                                 $195,359
 Strategic Value
 Portfolio..............                                           $3,292
 Growth LT Portfolio....                                                    $346,026
 Focused 30 Portfolio...                                                              $1,890
 Mid-Cap Value
 Portfolio..............                                                                      $72,026
 International Value
 Portfolio..............                                                                                 $170,228

Receivables:
 Due from Pacific Life
 Insurance Company......                  5                            21         92       9       95         185
 Fund shares redeemed...        1                  5,485       15
                            ----------------------------------------------------------------------------------------
Total Assets............    3,904       770      162,116  195,374   3,313    346,118   1,899   72,121     170,413
                            ----------------------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......        1                  5,485       15
 Fund shares purchased..                  5                            21         96       9      103         184
                           -----------------------------------------------------------------------------------------
Total Liabilities.......        1         5        5,485       15      21         96       9      103         184
                           -----------------------------------------------------------------------------------------
NET ASSETS..............   $3,903      $765     $156,631 $195,359  $3,292   $346,022  $1,890  $72,018    $170,229
                           =========================================================================================
Shares Owned in each
Portfolio...............      661       144       10,572    9,312     375     18,615     266    5,085      14,115
                           =========================================================================================
Cost of Investments.....   $3,903      $732     $164,496 $228,996  $3,424   $581,272  $2,041  $67,814    $217,163
                           =========================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

                            Capital    Mid-Cap   Global   Equity  Small-Cap                      Managed   Money
                         Opportunities  Growth   Growth   Index     Index     REIT   Inflation     Bond    Market
                           Variable    Variable Variable Variable Variable  Variable   Managed   Variable Variable
                            Account    Account  Account  Account   Account  Account  Account (1) Account  Account
                         -----------------------------------------------------------------------------------------
ASSETS

Investments:
 Capital Opportunities
 Portfolio..............    $8,503
 Mid-Cap Growth
 Portfolio..............                $5,948
 Global Growth
 Portfolio..............                          $967
 Equity Index
 Portfolio..............                                 $426,520
 Small-Cap Index
 Portfolio..............                                           $35,837
 REIT Portfolio.........                                                    $21,181
 Inflation Managed
 Portfolio (1)..........                                                              $42,398
 Managed Bond
 Portfolio..............                                                                         $206,821
 Money Market
 Portfolio..............                                                                                  $227,673

Receivables:
 Due from Pacific Life
 Insurance Company......         7          22       4         83       92                 28         404      370
 Fund shares redeemed...                                                          5
                         -----------------------------------------------------------------------------------------
Total Assets............     8,510       5,970     971    426,603   35,929   21,186    42,426     207,225  228,043
                         -----------------------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......                                                          5
 Fund shares purchased..         7          22       4         82       92                 31         399      369
                         -----------------------------------------------------------------------------------------
Total Liabilities.......         7          22       4         82       92        5        31         399      369
                         -----------------------------------------------------------------------------------------
NET ASSETS..............    $8,503      $5,948    $967   $426,521  $35,837  $21,181   $42,395    $206,826 $227,674
                         =========================================================================================
Shares Owned in each
Portfolio...............     1,008         733     114     14,437    3,477    1,655     3,951      18,753   22,566
                         =========================================================================================
Cost of Investments.....    $9,277      $5,613    $999   $451,571  $37,509  $20,046   $41,690    $202,723 $227,888
                         =========================================================================================

(1) Formerly named Government Securities Variable Account and Government Securities Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

                         High Yield          Aggressive Large-Cap
                            Bond     Equity    Equity     Value   Variable Variable Variable Variable
                          Variable  Variable  Variable  Variable  Account  Account  Account  Account
                          Account   Account   Account    Account     I        II      III       IV
                         ----------------------------------------------------------------------------
ASSETS

Investments:
 High Yield Bond
 Portfolio..............  $54,146
 Equity Portfolio.......            $53,102
 Aggressive Equity
 Portfolio..............                      $30,701
 Large-Cap Value
 Portfolio..............                                 $74,923
 Brandes International
 Equity Portfolio.......                                          $24,187
 Turner Core Growth
 Portfolio..............                                                   $11,356
 Frontier Capital
 Appreciation
 Portfolio..............                                                            $19,940
 Clifton Enhanced U.S.
 Equity Portfolio.......                                                                     $11,335

Receivables:
 Due from Pacific Life
 Insurance Company......                 36        12        274       18
 Fund shares redeemed...        4                                                        27        7
                         ----------------------------------------------------------------------------
Total Assets............   54,150    53,138    30,713     75,197   24,205   11,356   19,967   11,342
                         ----------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......        3                                                        27        7
 Fund shares purchased..                 36        12        282       18
                         ----------------------------------------------------------------------------
Total Liabilities.......        3        36        12        282       18                27        7
                         ----------------------------------------------------------------------------
NET ASSETS..............  $54,147   $53,102   $30,701    $74,915  $24,187  $11,356  $19,940  $11,335
                         ============================================================================
Shares Owned in each
Portfolio...............    7,663     2,764     3,347      6,385    1,955      847    1,178      836
                         ============================================================================
Cost of Investments.....  $59,851   $79,382   $40,788    $78,896  $28,329  $15,716  $19,287  $13,779
                         ============================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                      Blue     Aggressive  Emerging  Diversified Small-Cap International   I-Net     Financial    Health
                      Chip       Growth    Markets    Research    Equity     Large-Cap   Tollkeeper  Services    Sciences
                    Variable    Variable   Variable   Variable   Variable    Variable     Variable   Variable    Variable
                   Account (1) Account (1) Account     Account    Account     Account     Account   Account (1) Account (1)
                   --------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends.......        $14                   $31       $26      $37,839        $218                    $7
                   --------------------------------------------------------------------------------------------------------
Net Investment
Income...........         14                    31        26       37,839         218                     7
                   --------------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS

 Net realized
 gain (loss) from
 security
 transactions....        (70)     ($133)   (10,792)     (133)     (68,486)     (6,365)    ($2,791)      (36)        $44
 Net unrealized
 appreciation
 (depreciation)
 on investments..     (2,054)      (447)     9,305        14       24,790       1,397         856        (7)        109
                   --------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments.....     (2,124)      (580)    (1,487)     (119)     (43,696)     (4,968)     (1,935)      (43)        153
                   --------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS..    ($2,110)     ($580)   ($1,456)     ($93)     ($5,857)    ($4,750)    ($1,935)     ($36)       $153
                   ========================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                                      Telecom-    Multi-    Equity   Strategic            Focused  Mid-Cap  International
                         Technology  munications Strategy   Income     Value   Growth LT     30     Value       Value
                          Variable    Variable   Variable  Variable  Variable  Variable   Variable Variable   Variable
                         Account (1) Account (1) Account   Account    Account   Account   Account  Account     Account
                        -------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends.............                    $1     $4,250     $3,839      $11     $67,117      $1    $1,610      $4,872
                        -------------------------------------------------------------------------------------------------

Net Investment Income..                     1      4,250      3,839       11      67,117       1     1,610       4,872
                        -------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS

 Net realized gain
 (loss) from security
 transactions..........    ($1,025)      (232)     2,814      5,623     (168)     12,936    (222)    1,646     (11,754)

 Net unrealized
 appreciation
 (depreciation)
 on investments........                    33     (8,595)   (29,183)    (121)   (227,892)     (1)    2,200     (38,846)
                        -------------------------------------------------------------------------------------------------

Net Realized and
Unrealized Gain (Loss)
on Investments.........     (1,025)      (199)    (5,781)   (23,560)    (289)   (214,956)   (223)    3,846     (50,600)
                        -------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS........    ($1,025)     ($198)   ($1,531)  ($19,721)   ($278)  ($147,839)  ($222)   $5,456    ($45,728)
                        =================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                            Capital     Mid-Cap      Global     Equity   Small-Cap          Inflation   Managed   Money
                         Opportunities   Growth      Growth     Index      Index     REIT    Managed      Bond    Market
                           Variable     Variable    Variable   Variable  Variable  Variable  Variable   Variable Variable
                          Account (1)  Account (1) Account (1) Account    Account  Account  Account (2) Account  Account
                        -------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends.............        $10                               $6,210   $1,861      $703    $1,359     $9,748   $8,530
                        -------------------------------------------------------------------------------------------------
Net Investment Income..         10                                6,210    1,861       703     1,359      9,748    8,530
                        -------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS

 Net realized gain
 (loss) from security
 transactions..........       (228)      ($745)       ($15)      16,104     (693)      601       (29)       177     (153)
 Net unrealized
 appreciation
 (depreciation)
 on investments........       (774)        335         (33)     (79,415)    (408)      105        82      3,287      208
                        -------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments.........     (1,002)       (410)        (48)     (63,311)  (1,101)      706        53      3,464       55
                        -------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS........      ($992)      ($410)       ($48)    ($57,101)    $760    $1,409    $1,412    $13,212   $8,585
                        =================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                         High Yield           Aggressive Large-Cap
                            Bond     Equity     Equity     Value   Variable  Variable  Variable Variable
                          Variable  Variable   Variable  Variable  Account   Account   Account  Account
                          Account   Account    Account    Account     I         II       III       IV
                         --------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends..............   $4,974     $3,830               $1,836   $1,220       $13      $139     $495
                         --------------------------------------------------------------------------------
Net Investment Income...    4,974      3,830                1,836    1,220        13       139      495
                         --------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS

 Net realized gain
 (loss) from security
 transactions...........   (3,013)   (11,055)  ($3,000)       115      297    (2,816)   (4,760)    (536)
 Net unrealized
 appreciation
 (depreciation)
 on investments.........   (1,328)    (8,440)   (3,044)    (4,813)  (4,705)     (708)    4,675   (1,060)
                         --------------------------------------------------------------------------------
Net Realized and
Unrealized Loss
on Investments..........   (4,341)   (19,495)   (6,044)    (4,698)  (4,408)   (3,524)      (85)  (1,596)
                         --------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.........     $633   ($15,665)  ($6,044)   ($2,862) ($3,188)  ($3,511)      $54  ($1,101)
                         ================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                      Blue     Aggressive  Emerging  Diversified Small-Cap  International   I-Net     Financial    Health
                      Chip       Growth    Markets    Research    Equity      Large-Cap   Tollkeeper  Services    Sciences
                    Variable    Variable   Variable   Variable   Variable     Variable     Variable   Variable    Variable
                   Account (1) Account (1) Account     Account    Account      Account     Account   Account (1) Account (1)
                  ----------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS

 Net investment
 income..........        $14                   $31         $26    $37,839         $218                     $7
 Net realized
 gain (loss) from
 security
 transactions....        (70)     ($133)   (10,792)       (133)   (68,486)      (6,365)    ($2,791)       (36)        $44
 Net unrealized
 appreciation
 (depreciation)
 on investments..     (2,054)      (447)     9,305          14     24,790        1,397         856         (7)        109
                  ----------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..     (2,110)      (580)    (1,456)        (93)    (5,857)      (4,750)     (1,935)       (36)        153
                  ----------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM
POLICY
TRANSACTIONS

 Transfer of net
 premiums........      3,469        989      5,004       2,750     31,448        7,829       1,347        396         703
 Transfers
 between variable
 accounts, net...     22,184      5,556       (965)     15,217     (3,988)      14,059         (81)     2,497       5,413
 Transfers--
 policy charges
 and deductions..     (1,261)      (324)    (1,786)       (764)   (16,016)      (2,550)       (582)      (133)       (241)
 Transfers--
 surrenders......       (143)       (19)      (785)       (588)    (8,737)      (1,344)        (85)       (18)        (23)
 Transfers--
 other...........       (340)      (108)      (327)       (519)    (1,904)      (1,296)        (27)       (21)        (27)
                  ----------------------------------------------------------------------------------------------------------
Net Increase in
Net Assets
Derived from
Policy
Transactions.....     23,909      6,094      1,141      16,096        803       16,698         572      2,721       5,825
                  ----------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS...........     21,799      5,514       (315)     16,003     (5,054)      11,948      (1,363)     2,685       5,978
                  ----------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of
 Year............                           21,137       5,939    239,998       20,316       5,420
                  ----------------------------------------------------------------------------------------------------------
 End of Year.....    $21,799     $5,514    $20,822     $21,942   $234,944      $32,264      $4,057     $2,685      $5,978
                  ==========================================================================================================

(1)  Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                                       Telecom-    Multi-    Equity   Strategic  Growth   Focused  Mid-Cap   International
                          Technology  munications Strategy   Income     Value      LT        30     Value        Value
                           Variable    Variable   Variable  Variable  Variable  Variable  Variable Variable    Variable
                          Account (1) Account (1) Account   Account    Account  Account   Account  Account      Account
                         -----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS

 Net investment income..                   $1       $4,250    $3,839      $11    $67,117       $1   $1,610       $4,872
 Net realized gain
 (loss) from security
 transactions...........    ($1,025)     (232)       2,814     5,623     (168)    12,936     (222)   1,646      (11,754)
 Net unrealized
 appreciation
 (depreciation)
 on investments.........                   33       (8,595)  (29,183)    (121)  (227,892)      (1)   2,200      (38,846)
                         -----------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations..............     (1,025)     (198)      (1,531)  (19,721)    (278)  (147,839)    (222)   5,456      (45,728)
                         -----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS

 Transfer of net
 premiums...............        533       234       13,677    27,200      764     71,991      503   10,622       28,776
 Transfers between
 variable accounts,
 net....................      4,642       808        6,932   (11,482)   2,204     (8,033)     700   39,918       (2,165)
 Transfers--policy
 charges and
 deductions.............       (206)      (63)      (8,214)  (13,720)    (222)   (31,637)    (180)  (3,821)     (12,349)
 Transfers--surrenders..        (25)       (6)      (9,555)   (6,691)     (31)   (14,287)     (19)  (2,297)      (5,006)
 Transfers--other.......        (16)      (10)      (1,782)   (3,194)     (24)    (5,117)       3   (1,359)      (1,679)
                         -----------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Derived from Policy
Transactions............      4,928       963        1,058    (7,887)   2,691     12,917    1,007   43,063        7,577
                         -----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........      3,903       765         (473)  (27,608)   2,413   (134,922)     785   48,519      (38,151)
                         -----------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year......                           157,104   222,967      879    480,944    1,105   23,499      208,380
                         -----------------------------------------------------------------------------------------------
 End of Year............     $3,903      $765     $156,631  $195,359   $3,292   $346,022   $1,890  $72,018     $170,229
                         ===============================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                            Capital     Mid-Cap      Global     Equity   Small-Cap            Inflation  Managed    Money
                         Opportunities   Growth      Growth     Index      Index     REIT      Managed     Bond     Market
                           Variable     Variable    Variable   Variable  Variable  Variable   Variable   Variable  Variable
                          Account (1)  Account (1) Account (1) Account    Account  Account   Account (2) Account   Account
                        ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS

 Net investment
 income................        $10                               $6,210    $1,861     $703      $1,359     $9,748    $8,530
 Net realized gain
 (loss) from security
 transactions..........       (228)       ($745)       ($15)     16,104      (693)     601         (29)       177      (153)
 Net unrealized
 appreciation
 (depreciation)
 on investments........       (774)         335         (33)    (79,415)     (408)     105          82      3,287       208
                        ----------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations.............       (992)        (410)        (48)    (57,101)      760    1,409       1,412     13,212     8,585
                        ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS

 Transfer of net
 premiums..............      1,350        1,109         135      82,811     3,609    3,940       6,292     24,814   295,870
 Transfers between
 variable accounts,
 net...................      8,853        5,601         942       3,463    17,627    5,351       7,498     23,038  (239,807)
 Transfers--policy
 charges and
 deductions............       (488)        (247)        (43)    (32,661)   (1,510)  (1,443)     (2,702)   (11,435)  (21,449)
 Transfers--
 surrenders............        (46)         (62)        (14)    (14,259)     (601)    (580)     (1,209)    (5,935)  (11,483)
 Transfers--other......       (174)         (43)         (5)     (5,132)     (220)    (727)       (362)    (1,929)   (6,587)
                        ----------------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions...........      9,495        6,358       1,015      34,222    18,905    6,541       9,517     28,553    16,544
                        ----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS..........      8,503        5,948         967     (22,879)   19,665    7,950      10,929     41,765    25,129
                        ----------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.....                                         449,400    16,172   13,231      31,466    165,061   202,545
                        ----------------------------------------------------------------------------------------------------
 End of Year...........     $8,503       $5,948        $967    $426,521   $35,837  $21,181     $42,395   $206,826  $227,674
                        ====================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                                    High Yield           Aggressive Large-Cap
                                       Bond     Equity     Equity     Value   Variable  Variable  Variable  Variable
                                     Variable  Variable   Variable  Variable  Account   Account   Account   Account
                                     Account   Account    Account    Account     I         II       III        IV
                                   ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS

 Net investment income............    $4,974    $3,830                $1,836   $1,220       $13      $139      $495
 Net realized gain (loss) from
 security transactions............    (3,013)  (11,055)   ($3,000)       115      297    (2,816)   (4,760)     (536)
 Net unrealized appreciation
 (depreciation) on investments....    (1,328)   (8,440)    (3,044)    (4,813)  (4,705)     (708)    4,675    (1,060)
                                   ----------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations..       633   (15,665)    (6,044)    (2,862)  (3,188)   (3,511)       54    (1,101)
                                   ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS

 Transfer of net premiums.........     7,576    14,123      7,605     11,740    6,296     3,330     3,306     2,644
 Transfers between variable
 accounts, net....................     9,314    (1,791)    (2,146)    49,282    1,298      (434)    3,966     3,150
 Transfers--policy charges and
 deductions.......................    (3,393)   (5,205)    (2,914)    (4,255)  (1,400)     (813)   (1,034)     (598)
 Transfers--surrenders............    (2,019)   (1,534)    (1,081)    (1,217)  (1,198)     (264)     (515)     (470)
 Transfers--other.................      (480)   (1,087)      (601)      (850)  (1,369)      (54)     (431)     (113)
                                   ----------------------------------------------------------------------------------
Net Increase in Net Assets
Derived from Policy Transactions..    10,998     4,506        863     54,700    3,627     1,765     5,292     4,613
                                   ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS............................    11,631   (11,159)    (5,181)    51,838      439    (1,746)    5,346     3,512
                                   ----------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year................    42,516    64,261     35,882     23,077   23,748    13,102    14,594     7,823
                                   ----------------------------------------------------------------------------------
 End of Year......................   $54,147   $53,102    $30,701    $74,915  $24,187   $11,356   $19,940   $11,335
                                   ==================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                        Emerging  Diversified Small-Cap  International   I-Net      Multi-    Equity    Strategic   Growth
                        Markets    Research    Equity      Large-Cap   Tollkeeper  Strategy   Income      Value       LT
                        Variable   Variable   Variable     Variable     Variable   Variable  Variable   Variable   Variable
                        Account   Account (1)  Account    Account (1)  Account (1) Account   Account   Account (1) Account
                       -----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS

 Net investment
 income...............      $12        $16     $22,131          $17                 $15,492   $20,983       $1      $86,293
 Net realized gain
 (loss) from security
 transactions.........    2,174         33      37,014         (899)       ($39)      1,836     6,806                54,726
 Net unrealized
 appreciation
 (depreciation)
 on investments.......  (12,692)        13    (130,859)      (1,783)     (2,237)    (16,234)  (43,571)     (11)    (277,267)
                       -----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting from
Operations............  (10,506)        62     (71,714)      (2,665)     (2,276)      1,094   (15,782)     (10)    (136,248)
                       -----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY
TRANSACTIONS

 Transfer of net
 premiums.............    5,600        834      38,899        4,114       1,210      15,754    33,109       52       84,921
 Transfers between
 variable accounts,
 net..................    8,725      5,218      16,628       20,341       7,035      (1,013)    1,768      861       55,046
 Transfers--policy
 charges and
 deductions...........   (1,542)      (157)    (14,915)        (794)       (272)     (6,614)  (11,919)      (8)     (30,926)
 Transfers--
 surrenders...........     (570)        (3)    (12,744)        (114)        (13)     (2,799)   (6,034)              (17,105)
 Transfers--other.....     (480)       (15)     (5,225)        (566)       (264)     (1,215)   (3,641)     (16)     (11,190)
                       -----------------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions..........   11,733      5,877      22,643       22,981       7,696       4,113    13,283      889       80,746
                       -----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS................    1,227      5,939     (49,071)      20,316       5,420       5,207    (2,499)     879      (55,502)
                       -----------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year....   19,910                289,069                              151,897   225,466               536,446
                       -----------------------------------------------------------------------------------------------------
 End of Year..........  $21,137     $5,939    $239,998      $20,316      $5,420    $157,104  $222,967     $879     $480,944
                       =====================================================================================================

(1) Operations commenced on January 4, 2000 for the Diversified Research Variable Account, January 3, 2000 for the International Large-Cap Variable Account, May 1, 2000 for the I-Net Tollkeeper Variable Account, and October 2, 2000 for the Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                           Focused   Mid-Cap   International  Equity   Small-Cap            Inflation  Managed    Money
                             30       Value        Value      Index      Index     REIT      Managed     Bond     Market
                          Variable   Variable    Variable    Variable  Variable  Variable   Variable   Variable  Variable
                         Account (1) Account      Account    Account    Account  Account   Account (2) Account   Account
                         -------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS

 Net investment income..       $5       $192       $6,503      $9,274      $240     $406      $1,405     $8,482    $9,399
 Net realized gain
 (loss) from security
 transactions...........       (4)     1,064        3,605      27,250       (19)     537        (359)      (737)      245
 Net unrealized
 appreciation
 (depreciation)
 on investments.........     (150)     1,946      (35,319)    (81,837)   (1,931)   1,170       1,794      7,338      (175)
                         -------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations..............     (149)     3,202      (25,211)    (45,313)   (1,710)   2,113       2,840     15,083     9,469
                         -------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS

 Transfer of net
 premiums...............       43      4,295       36,625      92,486     4,652    1,931       4,994     20,167   316,982
 Transfers between
 variable accounts,
 net....................    1,263     12,071        2,733      13,565     8,085    7,479       4,631     26,330  (220,717)
 Transfers--policy
 charges and
 deductions.............      (18)    (1,042)     (11,035)    (26,801)     (868)    (517)     (1,531)    (6,394)  (15,498)
 Transfers--surrenders..                 (54)      (6,805)    (13,558)     (122)    (251)     (1,229)    (3,001)  (10,933)
 Transfers--other.......      (34)      (181)      (3,276)     (5,544)     (291)    (167)       (457)    (1,321)   (7,804)
                         -------------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions............    1,254     15,089       18,242      60,148    11,456    8,475       6,408     35,781    62,030
                         -------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........    1,105     18,291       (6,969)     14,835     9,746   10,588       9,248     50,864    71,499
                         -------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year......               5,208      215,349     434,565     6,426    2,643      22,218    114,197   131,046
                         -------------------------------------------------------------------------------------------------
 End of Year............   $1,105    $23,499     $208,380    $449,400   $16,172  $13,231     $31,466   $165,061  $202,545
                         =================================================================================================

(1) Operations commenced on October 2, 2000.

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                             High Yield           Aggressive Large-Cap
                                Bond     Equity     Equity     Value   Variable  Variable  Variable  Variable
                              Variable  Variable   Variable  Variable  Account   Account   Account   Account
                              Account   Account    Account    Account     I         II       III        IV
                            ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS

 Net investment income.....    $4,404    $4,305     $1,226       $217   $1,858    $1,826    $3,567    $1,054
 Net realized gain (loss)
 from security
 transactions..............    (4,022)    4,154      1,368        785      305     1,170     1,545       318
 Net unrealized
 appreciation
 (depreciation)
 on investments............    (2,080)  (28,706)   (11,733)       781     (879)   (6,036)   (6,187)   (2,074)
                            ---------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets
Resulting from Operations..    (1,698)  (20,247)    (9,139)     1,783    1,284    (3,040)   (1,075)     (702)
                            ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM POLICY
TRANSACTIONS

 Transfer of net premiums..     8,079    17,220      9,760      5,067    4,882     3,857     3,548     1,298
 Transfers between variable
 accounts, net.............    (7,770)   14,858      6,623     12,710    9,591    (7,257)    5,683     2,156
 Transfers--policy charges
 and deductions............    (2,543)   (4,462)    (2,604)    (1,110)    (902)     (716)     (713)     (336)
 Transfers--surrenders.....    (1,322)   (1,490)      (944)      (186)    (636)     (917)     (793)     (515)
 Transfer--other...........      (262)   (1,217)      (849)      (565)    (398)     (447)     (519)      (83)
                            ---------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Derived from
Policy Transactions........    (3,818)   24,909     11,986     15,916   12,537    (5,480)    7,206     2,520
                            ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS.................    (5,516)    4,662      2,847     17,699   13,821    (8,520)    6,131     1,818
                            ---------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.........    48,032    59,599     33,035      5,378    9,927    21,622     8,463     6,005
                            ---------------------------------------------------------------------------------
 End of Year...............   $42,516   $64,261    $35,882    $23,077  $23,748   $13,102   $14,594    $7,823
                            =================================================================================

See Notes to Financial Statements

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2001 is comprised of thirty-five subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed (formerly Government Securities), Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, and Variable Account IV. The assets in each of the first thirty-one Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets in each of the last four Variable Accounts (I-IV) are invested in the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Clifton Enhanced U.S. Equity Portfolios, respectively, which are all portfolios of M Fund, Inc. (collectively, the "Funds"). Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account organized and registered with the Securities and Exchange Commission nine new Variable Accounts: the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, which commenced operations in 2001. The Aggressive Growth Variable Account commenced operations on January 2, 2001, the Telecommunications Variable Account commenced operations on January 3, 2001, the Blue Chip, Financial Services, Health Sciences, Mid-Cap Growth, and Global Growth Variable Accounts commenced operations on January 4, 2001, the Technology Variable Account commenced operations on January 5, 2001, and the Capital Opportunities Variable Account commenced operations on January 12, 2001.

 On September 22, 2000, the net assets of the Pacific Select Fund Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Pacific Select Fund Managed Bond Portfolio (the "reorganization"). In connection with the reorganization a total of 657,265 outstanding accumulation units (valued at $8,510,243) of the Bond and Income Variable Account were exchanged for 326,731 accumulation units with equal value of the Managed Bond Variable Account.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 2001, the Funds declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Mid-Cap Growth, Global Growth, and Aggressive Equity Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS' SHARES

 The investment in the Funds' shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account's investments in the Funds as of December 31, 2001 were as follows (amounts in thousands):

                                                            Variable Accounts
                        -----------------------------------------------------------------------------------------
                             Blue      Aggressive   Emerging    Diversified   Small-Cap  International   I-Net
                           Chip (1)    Growth (1)   Markets      Research       Equity     Large-Cap   Tollkeeper
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year                                  $28,766        $5,926      $306,981     $22,104      $7,665
Add: Total net proceeds
     from policy
     transactions           $24,185      $6,548      23,404        20,085       100,927      43,408       3,476
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income                  14                      31            26         1,385         218
     (b) Net realized
         gain                                                                    36,454
                        -----------------------------------------------------------------------------------------
            Sub-Total        24,199       6,548      52,201        26,037       445,747      65,730      11,141
Less: Cost of
      investments
      disposed during
      the year                  334         587      33,055         4,122       168,610      33,063       5,703
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                        23,865       5,961      19,146        21,915       277,137      32,667       5,438
Add: Unrealized
     appreciation
     (depreciation)          (2,055)       (447)      1,676            27       (42,193)       (387)     (1,381)
                        -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                       $21,810      $5,514     $20,822       $21,942      $234,944     $32,280      $4,057
                        =========================================================================================

                          Financial      Health      Tech-       Telecom-       Multi-                 Strategic
                         Services (1) Sciences (1) nology (1) munications (1)  Strategy  Equity Income   Value
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year                                                             $156,374    $227,421        $890
Add: Total net proceeds
     from policy
     transactions            $3,122      $9,461      $7,204        $1,565        22,130      19,854       4,399
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income                   7                                     1         3,965       1,411          11
     (b) Net realized
         gain                                                                       285       2,428
                        -----------------------------------------------------------------------------------------
            Sub-Total         3,129       9,461       7,204         1,566       182,754     251,114       5,300
Less:Cost of
 investments disposed
 during the year                438       3,592       3,301           834        18,258      22,118       1,876
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                         2,691       5,869       3,903           732       164,496     228,996       3,424
Add: Unrealized
     appreciation
     (depreciation)              (6)        109                        33        (7,865)    (33,637)       (132)
                        -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                        $2,685      $5,978      $3,903          $765      $156,631    $195,359      $3,292
                        =========================================================================================

                                                                  Inter-       Capital
                            Growth      Focused     Mid-Cap      national     Opportuni-    Mid-Cap      Global
                              LT           30        Value         Value       ties (1)   Growth (1)   Growth (1)
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year         $488,298      $1,256     $21,488      $216,468
Add: Total net proceeds
     from policy
     transactions            79,311       1,550      55,055        52,652       $10,204     $14,481      $1,102
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income               4,241           1         403         1,823            10
     (b) Net realized
         gain                62,876                   1,207         3,049
                        -----------------------------------------------------------------------------------------
            Sub-Total       634,726       2,807      78,153       273,992        10,214      14,481       1,102
Less:Cost of
 investments disposed
 during the year             53,454         766      10,339        56,829           937       8,868         103
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                       581,272       2,041      67,814       217,163         9,277       5,613         999
Add: Unrealized
     appreciation
     (depreciation)        (235,246)       (151)      4,212       (46,935)         (774)        335         (32)
                        -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                      $346,026      $1,890     $72,026      $170,228        $8,503      $5,948        $967
                        =========================================================================================

                                       Small-Cap                 Inflation     Managed                 High Yield
                         Equity Index    Index        REIT      Managed (2)      Bond    Money Market     Bond
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year         $395,037     $17,437     $12,201       $30,840      $164,249    $202,967     $46,893
Add: Total net proceeds
     from policy
     transactions            75,155      22,930      11,281        20,194        46,724     408,771      30,540
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income               4,572         228         642         1,359         9,748       8,530       4,974
     (b) Net realized
         gain                 1,638       1,633          61
                        -----------------------------------------------------------------------------------------
            Sub-Total       476,402      42,228      24,185        52,393       220,721     620,268      82,407
Less:Cost of
 investments disposed
 during the year             24,831       4,719       4,139        10,703        17,998     392,380      22,556
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                       451,571      37,509      20,046        41,690       202,723     227,888      59,851
Add: Unrealized
     appreciation
     (depreciation)         (25,051)     (1,672)      1,135           708         4,098        (215)     (5,705)
                        -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                      $426,520     $35,837     $21,181       $42,398      $206,821    $227,673     $54,146
                        =========================================================================================

----------------
(1) Operations commenced during 2001 (See Note 1 to Financial Statements).

(2) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


                                                            Variable Accounts
                         ---------------------------------------------------------------------------------------
                                       Aggressive  Large-Cap
                            Equity       Equity      Value           I            II          III          IV
                         ---------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year         $82,101      $42,926     $22,237       $23,185      $16,753      $18,615      $9,207
Add: Total net proceeds
     from policy
     transactions           25,312        7,926      62,927        10,021        5,959       28,643       6,511
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income                 27                      433         1,172           13                      495
     (b) Net realized
         gain                3,803                    1,403            48                       139
                         ---------------------------------------------------------------------------------------
            Sub-Total      111,243       50,852      87,000        34,426       22,725       47,397      16,213
Less:Cost of
 investments disposed
 during the year            31,861       10,064       8,104         6,097        7,009       28,110       2,434
                         ---------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                       79,382       40,788      78,896        28,329       15,716       19,287      13,779
Add: Unrealized
     appreciation
     (depreciation)        (26,280)     (10,087)     (3,973)       (4,142)      (4,360)         653      (2,444)
                         ---------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                      $53,102      $30,701     $74,923       $24,187      $11,356       19,940     $11,335
                         ========================================================================================

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS

 Transactions in Separate Account units for the year ended December 31, 2001 were as follows (units in thousands):

                                                            Variable Accounts
                         ----------------------------------------------------------------------------------------
                             Blue      Aggressive   Emerging    Diversified   Small-Cap  International   I-Net
                           Chip (1)    Growth (1)   Markets      Research       Equity     Large-Cap   Tollkeeper
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year                                 3,028           522        5,308        2,589         800
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                  442          122         784           251          734        1,163         266
 (b) Transfers between
     variable accounts,
     net                     2,591          617         (92)        1,378          (84)       2,045         (21)
 (c) Transfers--policy
     charges and
     deductions               (161)         (40)       (284)          (71)        (376)        (382)       (114)
 (d) Transfers--
     surrenders                (19)          (2)       (122)          (53)        (204)        (195)        (14)
 (e) Transfers--other          (41)         (10)        (47)          (45)         (47)        (188)        (12)
                         ----------------------------------------------------------------------------------------
            Sub-Total        2,812          687         239         1,460           23        2,443         105
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at end of year              2,812          687       3,267         1,982        5,331        5,032         905
                         ========================================================================================
                          Financial      Health      Tech-       Telecom-       Multi-                 Strategic
                         Services (1) Sciences (1) nology (1) munications (1) Strategy   Equity Income   Value
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year                                                            4,239        4,665          90
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                   43           72          82            44          376          611          84
 (b) Transfers between
     variable accounts,
     net                       268          556         583           128          196         (261)        229
 (c) Transfers--policy
     charges and
     deductions                (15)         (25)        (32)          (12)        (226)        (310)        (25)
 (d) Transfers--
     surrenders                 (2)          (2)         (3)           (1)        (262)        (149)         (3)
 (e) Transfers--other           (1)          (2)         (2)                       (48)         (71)         (2)
                         ----------------------------------------------------------------------------------------
            Sub-Total          293          599         628           159           36         (180)        283
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at end of year                293          599         628           159        4,275        4,485         373
                         ========================================================================================
                                                                  Inter-       Capital
                            Growth      Focused     Mid-Cap      national     Opportuni-    Mid-Cap      Global
                              LT           30        Value         Value       ties (1)   Growth (1)   Growth (1)
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year        9,673          134       1,819         8,754
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                1,829           71         780         1,440          171          142          16
 (b) Transfers between
     variable accounts,
     net                      (319)          88       2,864           (88)       1,012          654         109
 (c) Transfers--policy
     charges and
     deductions               (812)         (26)       (281)         (621)         (62)         (32)         (5)
 (d) Transfers--
     surrenders               (357)          (2)       (165)         (248)          (6)          (7)         (2)
 (e) Transfers--other         (135)          (1)        (97)          (83)         (22)          (6)
                         ----------------------------------------------------------------------------------------
            Sub-Total          206          130       3,101           400        1,093          751         118
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at end of year              9,879          264       4,920         9,154        1,093          751         118
                         ========================================================================================

----------------
(1) Operations commenced during 2001 (See Note 1 to Financial Statements).

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                                        Variable Accounts
                                --------------------------------------------------------------------
                                Equity  Small-Cap             Inflation  Managed  Money   High Yield
                                Index     Index      REIT    Managed (1)  Bond   Market      Bond
                                --------------------------------------------------------------------
Total units outstanding at
 beginning of year               9,728    1,429        998      1,209     6,071   10,749    1,581
Increase (decrease) in
 units resulting from policy
 transactions:
 (a) Transfer of net premiums    1,984      331        288        243       722   15,396      275
 (b) Transfers between
     variable accounts, net         46    1,563        386        253       859  (12,467)     344
 (c) Transfers--policy
     charges and deductions       (783)    (138)      (106)       (91)     (335)  (1,112)    (123)
 (d) Transfers--surrenders        (339)     (54)       (41)       (40)     (175)    (596)     (73)
 (e) Transfers--other             (127)     (19)       (54)       (12)      (54)    (337)     (17)
                                --------------------------------------------------------------------
          Sub-Total                781    1,683        473        353     1,017      884      406
                                --------------------------------------------------------------------
Total units outstanding at
 end of year                    10,509    3,112      1,471      1,562     7,088   11,633    1,987
                                ====================================================================
                                        Aggressive Large-Cap
                                Equity    Equity     Value        I        II      III        IV
                                --------------------------------------------------------------------
Total units outstanding at
 beginning of year               4,147    2,798      1,840      1,288       599      724      421
Increase (decrease) in units
 resulting from policy
 transactions:
 (a) Transfer of net premiums    1,087      706        967        372       187      155      173
 (b) Transfers between
     variable accounts, net       (249)    (182)     3,915         74       (45)     206      188
 (c) Transfers--policy
     charges and deductions       (406)    (275)      (351)       (83)      (45)     (53)     (38)
 (d) Transfers--surrenders        (118)     (99)      (102)       (69)      (14)     (25)     (26)
 (e) Transfers--other              (81)     (55)       (70)       (78)       (3)      (8)     (17)
                                --------------------------------------------------------------------
          Sub-Total                233       95      4,359        216        80      275      280
                                --------------------------------------------------------------------
Total units outstanding at
 end of year                     4,380    2,893      6,199      1,504       679      999      701
                                ====================================================================

----------------
(1) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

7. FINANCIAL HIGHLIGHTS

 Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for the year ended December 31, 2001 were as follows:

----------------------------------------------------------------------------------
                                                            Ratios of
                             AUV     Number      Total     Investment
                             at        of         Net       Income to
     Variable                End      Units      Assets    Average Net   Total
     Accounts              of Year Outstanding (in $000's)   Assets    Returns (1)
----------------------------------------------------------------------------------
 Blue Chip (2)               $7.75   2,811,771    $21,799        0.12%   (21.39%)
----------------------------------------------------------------------------------
 Aggressive Growth (2)        8.02     687,433      5,514        0.00%   (18.82%)
----------------------------------------------------------------------------------
 Emerging Markets             6.37   3,266,714     20,822        0.16%    (9.32%)
----------------------------------------------------------------------------------
 Diversified Research        11.07   1,981,854     21,942        0.27%    (2.05%)
----------------------------------------------------------------------------------
 Small-Cap Equity            44.07   5,331,480    234,944       16.62%    (1.75%)
----------------------------------------------------------------------------------
 International Large-Cap      6.41   5,031,727     32,264        0.84%   (18.63%)
----------------------------------------------------------------------------------
 I-Net Tollkeeper             4.48     904,785      4,057        0.00%   (32.93%)
----------------------------------------------------------------------------------
 Financial Services (2)       9.17     292,594      2,685        0.49%    (7.97%)
----------------------------------------------------------------------------------
 Health Sciences (2)          9.98     598,921      5,978        0.00%     1.04%
----------------------------------------------------------------------------------
 Technology (2)               6.22     627,943      3,903        0.00%   (36.41%)
----------------------------------------------------------------------------------
 Telecommunications (2)       4.82     158,754        765        0.18%   (51.36%)
----------------------------------------------------------------------------------
 Multi-Strategy              36.64   4,275,164    156,631        2.68%    (0.79%)
----------------------------------------------------------------------------------
 Equity Income               43.56   4,485,299    195,359        1.88%    (7.87%)
----------------------------------------------------------------------------------
 Strategic Value              8.82     373,489      3,292        0.43%    (9.20%)
----------------------------------------------------------------------------------
 Growth LT                   35.03   9,878,677    346,022       17.28%   (28.84%)
----------------------------------------------------------------------------------
 Focused 30                   7.16     264,148      1,890        0.07%   (13.24%)
----------------------------------------------------------------------------------
 Mid-Cap Value               14.64   4,920,202     72,018        3.58%    13.93%
----------------------------------------------------------------------------------
 International Value         18.60   9,153,924    170,229        2.73%   (22.30%)
----------------------------------------------------------------------------------
 Capital Opportunities (2)    7.78   1,093,055      8,503        0.21%   (21.52%)
----------------------------------------------------------------------------------
 Mid-Cap Growth (2)           7.92     750,712      5,948        0.00%   (19.83%)
----------------------------------------------------------------------------------
 Global Growth (2)            8.21     117,688        967        0.00%   (17.57%)
----------------------------------------------------------------------------------
 Equity Index                40.58  10,509,402    426,521        1.46%   (11.18%)
----------------------------------------------------------------------------------
 Small-Cap Index             11.52   3,111,792     35,837        9.13%     2.78%
----------------------------------------------------------------------------------
 REIT                        14.40   1,471,261     21,181        4.06%     8.79%
----------------------------------------------------------------------------------
 Inflation Managed (3)       27.14   1,561,993     42,395        3.63%     4.28%
----------------------------------------------------------------------------------
 Managed Bond                29.18   7,087,634    206,826        5.14%     6.65%
----------------------------------------------------------------------------------
 Money Market                19.57  11,632,924    227,674        3.70%     3.85%
----------------------------------------------------------------------------------
 High Yield Bond             27.25   1,987,170     54,147        9.89%     1.17%
----------------------------------------------------------------------------------
 Equity                      12.12   4,379,878     53,102        6.78%   (20.84%)
----------------------------------------------------------------------------------
 Aggressive Equity           10.61   2,892,614     30,701        0.00%   (16.90%)
----------------------------------------------------------------------------------
 Large-Cap Value             12.08   6,199,163     74,915        3.85%    (3.04%)
----------------------------------------------------------------------------------
 I                           16.08   1,503,806     24,187        5.27%   (12.77%)
----------------------------------------------------------------------------------
 II                          16.71     679,453     11,356        0.11%   (22.46%)
----------------------------------------------------------------------------------
 III                         19.96     999,083     19,940        0.84%    (0.36%)
----------------------------------------------------------------------------------
 IV                          16.16     701,361     11,335        5.49%   (12.38%)
----------------------------------------------------------------------------------

------------------
(1) Total returns do not include deductions at the separate account or contract level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract, which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(2) Variable Accounts commenced operations during 2001 (See Note 1 to Financial Statements). The ratios of investment income to average daily net assets are annualized.

(3) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

INDEPENDENT AUDITORS' REPORT
----------------------------

Pacific Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated statements of financial condition of Pacific Life Insurance Company and Subsidiaries (the Company) as of December 31, 2001 and 2000, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, CA
February 27, 2002

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                              December 31,
                                                              2001     2000
------------------------------------------------------------------------------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturity securities available for sale, at estimated
   fair value                                                $17,047  $15,136
  Equity securities available for sale, at estimated fair
   value                                                         266      179
  Trading securities, at fair value                              458       71
  Mortgage loans                                               2,933    3,026
  Real estate                                                    183      221
  Policy loans                                                 4,899    4,680
  Other investments                                            2,796    2,654
-----------------------------------------------------------------------------
TOTAL INVESTMENTS                                             28,582   25,967
Cash and cash equivalents                                        510      211
Deferred policy acquisition costs                              2,113    1,796
Accrued investment income                                        377      335
Other assets                                                     642      557
Separate account assets                                       23,458   25,918
-----------------------------------------------------------------------------
TOTAL ASSETS                                                 $55,682  $54,784
=============================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products                $21,796  $19,410
  Future policy benefits                                       4,580    4,542
  Short-term and long-term debt                                  439      359
  Other liabilities                                            1,690    1,323
  Separate account liabilities                                23,458   25,918
-----------------------------------------------------------------------------
TOTAL LIABILITIES                                             51,963   51,552
-----------------------------------------------------------------------------
Commitments and contingencies (Note 18)
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares authorized,
   issued and outstanding                                         30       30
  Paid-in capital                                                151      147
  Unearned ESOP shares                                            (3)      (6)
  Retained earnings                                            3,271    3,030
  Accumulated other comprehensive income                         270       31
-----------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                     3,719    3,232
-----------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                   $55,682  $54,784
=============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    Years Ended December 31,
                                                     2001      2000     1999
------------------------------------------------------------------------------
                                                         (In Millions)
REVENUES
Universal life and investment-type product policy
 fees                                              $    821  $    769 $    654
Insurance premiums                                      812       552      484
Net investment income                                 1,628     1,683    1,510
Net realized investment gain (loss)                     (14)      997       99
Commission revenue                                      181       270      234
Other income                                            225       209      145
------------------------------------------------------------------------------
TOTAL REVENUES                                        3,653     4,480    3,126
------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Policy benefits paid or provided                      1,163       879      735
Interest credited to universal life and invest-
 ment-type products                                   1,029       997      938
Commission expenses                                     524       576      485
Operating expenses                                      634       575      453
------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                           3,350     3,027    2,611
------------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                303     1,453      515
Provision for income taxes                               55       458      144
------------------------------------------------------------------------------

INCOME BEFORE CUMULATIVE ADJUSTMENTS DUE
 TO CHANGES IN ACCOUNTING PRINCIPLES                    248       995      371
Cumulative adjustments due to changes in account-
 ing principles, net of taxes                            (7)
------------------------------------------------------------------------------

NET INCOME                                         $    241  $    995 $    371
==============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                Accumulated Other
                                                                           Comprehensive Income (Loss)
                                                                     ----------------------------------------
                                                                       Unrealized
                                                                     Gain (Loss) on              Unrealized
                                                                      Derivatives     Foreign      Gain on
                                                   Unearned          and Securities  Currency    Interest in
                                    Common Paid-in   ESOP   Retained Available for  Translation     PIMCO
                                    Stock  Capital  Shares  Earnings   Sale, Net    Adjustment  Advisors L.P. Total
--------------------------------------------------------------------------------------------------------------------
                                                                     (In Millions)
BALANCES, JANUARY 1, 1999            $30    $126             $1,664      $ 507          $ 1                   $2,328
Comprehensive loss:
  Net income                                                    371                                              371
  Other comprehensive loss                                                (785)          (1)                    (786)
                                                                                                              ------
Total comprehensive loss                                                                                        (415)
Other equity adjustments                      11                                                                  11
Capital contribution                           3                                                                   3
Purchase of ESOP note                                $(13)                                                       (13)
Allocation of unearned ESOP shares                      1                                                          1
--------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 1999           30     140      (12)    2,035       (278)          -                     1,915
Comprehensive income:
  Net income                                                    995                                              995
  Other comprehensive income (loss)                                        236           (4)         $77         309
                                                                                                              ------
Total comprehensive income                                                                                     1,304
Other equity adjustments                       5                                                                   5
Allocation of unearned ESOP shares             2        6                                                          8
--------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2000           30     147       (6)    3,030        (42)          (4)          77       3,232
Comprehensive income:
  Net income                                                    241                                              241
  Other comprehensive income (loss)                                        129           (1)         111         239
                                                                                                              ------
Total comprehensive income                                                                                       480
Other equity adjustments                       1                                                                   1
Allocation of unearned ESOP shares             3        3                                                          6
--------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2001          $30    $151     $ (3)   $3,271      $  87          $(5)        $188      $3,719
====================================================================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                    Years Ended December 31,
                                                        2001     2000     1999
-------------------------------------------------------------------------------
                                                         (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                           $   241  $   995  $   371
Adjustments to reconcile net income to net cash
 provided by operating activities:
  Amortization on fixed maturity securities              (73)     (72)     (78)
  Depreciation and other amortization                     26       36       21
  Earnings of equity method investees                     (6)     (23)     (93)
  Deferred income taxes                                   56      424       (8)
  Net realized investment (gain) loss                     14     (997)     (99)
  Net change in deferred policy acquisition costs       (317)    (350)    (545)
  Interest credited to universal life and
   investment-type products                            1,029      997      938
  Change in trading securities                          (387)      29       (3)
  Change in accrued investment income                    (42)     (48)     (28)
  Change in future policy benefits                        38      156       58
  Change in other assets and liabilities                 154       24      172
-------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                733    1,171      706
-------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed maturity and equity securities available
 for sale:
  Purchases                                           (4,864)  (2,903)  (4,173)
  Sales                                                  941    1,595    2,334
  Maturities and repayments                            1,652    1,601    1,400
Repayments of mortgage loans                             682      700      681
Proceeds from sales of mortgage loans and real
 estate                                                   44        1       24
Purchases of mortgage loans and real estate             (593)    (806)    (886)
Change in policy loans                                  (219)    (422)    (255)
Cash received from acquisition of insurance block
 of business                                                               165
Other investing activity, net                            467     (664)     390
-------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                 (1,890)    (898)    (320)
-------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                               Years Ended December 31,
(Continued)                                     2001      2000      1999
--------------------------------------------------------------------------
                                                    (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                    $  4,690  $  4,090  $  4,453
  Withdrawals                                   (3,320)   (4,734)   (4,322)
Net change in short-term and long-term debt         80       135      (220)
Purchase of ESOP note                                                  (13)
Allocation of unearned ESOP shares                   6         8         1
--------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING
 ACTIVITIES                                      1,456      (501)     (101)
--------------------------------------------------------------------------

Net change in cash and cash equivalents            299      (228)      285
Cash and cash equivalents, beginning of year       211       439       154
--------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF YEAR        $    510  $    211  $    439
==========================================================================

SUPPLEMENTAL SCHEDULE OF INVESTING AND FINANCING ACTIVITIES

In connection with the acquisition of an annuity block of business in 1999, as discussed in Note 4, the following assets and liabilities were assumed:

     Fixed maturity securities                                    $  1,593
     Cash and cash equivalents                                         165
     Other assets                                                      100
                                                                  --------
        Total assets assumed                                      $  1,858
                                                                  ========

     Annuity reserves                                             $  1,847
     Other liabilities                                                  11
                                                                  --------
        Total liabilities assumed                                 $  1,858
                                                                  ========

==========================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Income taxes paid (received)                  $    (48) $     74  $     83
Interest paid                                 $     23  $     28  $     23
==========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION AND DESCRIPTION OF BUSINESS

   Pacific Life Insurance Company (Pacific Life) was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California (CA DOI) and the implementation of a plan of conversion to form a mutual holding company structure in 1997 (the Conversion).

   Pacific Life and its subsidiaries and affiliates have primary business operations consisting of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

   BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated. Pacific Life prepares its regulatory financial statements based on accounting practices prescribed or permitted by the CA DOI. These consolidated financial statements differ from those filed with regulatory authorities (Note 2).

   NEW ACCOUNTING PRONOUNCEMENTS

   Effective January 1, 2001, the Company adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of SFAS No. 133. SFAS No. 133 and SFAS No. 138 establish accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. All derivatives, whether designated in hedging relationships or not, are required to be recorded at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item are recognized in net realized investment gain (loss). If the derivative is designated as a cash flow hedge, changes in the fair value of the derivative are recorded in other comprehensive income (loss) (OCI) and are recognized in earnings when the hedged item affects earnings. For derivative instruments not designated as hedges, the change in fair value of the derivative is recorded in net realized investment gain (loss).

   Upon adoption of SFAS No. 133 and SFAS No. 138, the Company recorded an increase to net income of $1 million, net of taxes, as a cumulative adjustment due to change in accounting principle. This increase was primarily attributable to recording derivatives not designated as hedges at fair value, offset by the recording of initial ineffectiveness on fair value hedges. In addition, upon adoption the Company recorded an increase to accumulated OCI of $38 million, net of taxes. This increase was primarily attributable to the designation of derivatives as fair value hedges. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of the hedged items were not affected by the implementation of SFAS No. 133 and SFAS No. 138.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   Upon adoption of SFAS No. 133 and SFAS No. 138, the Company transferred $306 million of fixed maturity securities available for sale into the trading category. The transfer resulted in a reclassification of unrealized losses of $4 million, net of taxes, from accumulated OCI into net realized investment gain (loss).

   Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue (EITF) 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets. Under EITF 99-20, investors in certain asset-backed securities are required to record changes in their estimated yield on a prospective basis and to evaluate these securities for a decline in value, which is other than temporary. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be other than temporary, the security is written down to fair value. Upon adoption of EITF 99-20, the Company recorded a decrease to net income of $8 million, net of taxes, as a cumulative adjustment due to change in accounting principle.

   Effective April 1, 2001, the Company adopted the requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a replacement of FASB Statement No. 125, which revises the standards of accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosures, but it carries over most of FASB Statement No. 125's provisions without reconsideration. Adoption of SFAS No. 140 did not have a material impact on the Company's consolidated financial statements.

   In June 2001, the FASB issued SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No. 141, which was effective July 1, 2001, for any business combination entered into subsequent to June 30, 2001, requires the purchase method of accounting and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial statements. SFAS No. 142, effective for fiscal years beginning after December 15, 2001, requires that ratable amortization of goodwill be replaced with periodic impairment tests of the goodwill asset and that intangible assets, other than goodwill, should be amortized over their useful lives. Amortization of goodwill was $5 million, $3 million and $12 million for the years ended December 31, 2001, 2000 and 1999, respectively. The Company has not yet finalized the quantification of the impact, if any, on its consolidated financial statements of applying the new requirements of SFAS No. 142.

   In August 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses accounting and reporting for the impairment of long-lived assets and for long-lived assets to be disposed of. SFAS No. 144 is effective for fiscal years beginning after December 15, 2001. The Company has not yet finalized the quantification of the impact, if any, on its consolidated financial statements of applying the new requirements of SFAS No. 144.

   INVESTMENTS

   Fixed maturity and equity securities available for sale are reported at estimated fair value, with unrealized gains and losses, net of deferred income taxes and adjustments related to deferred policy acquisition costs, recorded as a component of OCI. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary and changes in fair value of fixed maturity securities attributable to the risk designated in a fair value hedge. Trading securities are reported at fair value with changes in fair value included in net realized investment gain (loss).

   For mortgage-backed securities included in fixed maturity securities available for sale, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gain (loss).

   Mortgage loans, net of valuation allowances and writedowns, and policy loans are stated at unpaid principal balances.

   Real estate is carried at depreciated cost, net of writedowns, or, for real estate acquired in satisfaction of debt, estimated fair value less estimated selling costs at the date of acquisition, if lower than the related unpaid balance.

   Partnership and joint venture interests in which the Company does not have a controlling interest or a majority ownership are generally recorded using the equity method of accounting and are included in other investments.

   Investments in low income housing tax credits (LIHTC) are included in other investments. These investments are recorded under either the effective interest method or the equity method. For investments in LIHTC recorded under the effective interest method, the amortization of the original investment and the tax credits are recorded in the provision for income taxes. For investments in LIHTC recorded under the equity method, the amortization of the initial investment is included in net investment income and the related tax credits are recorded in the provision for income taxes. The amortization recorded in net investment income was $27 million, $33 million and $22 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC and subsidiaries (PAM), had an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. (PIMCO Advisors) as of December 31, 1999 and May 4, 2000, through the direct and indirect ownership of PIMCO Advisors' Class A limited partnership units (Class A units). This interest was accounted for using the equity method through May 4, 2000.

   On May 5, 2000, a transaction was closed whereby Allianz of America, Inc. (Allianz), a subsidiary of Allianz AG, acquired substantially all interests in PIMCO Advisors other than those beneficially owned by PAM. PAM exchanged its Class A units for a new security, PIMCO Advisors Class E limited partnership units (Class E units). This exchange resulted in a realized, pretax nonmonetary exchange gain of $1,082 million, based on the fair value of the Class A units exchanged, or $38.75 per unit, the per unit value that Allianz paid to acquire its interest in PIMCO Advisors. This gain is included in net realized investment gain (loss) for the year ended December 31, 2000. A net deferred tax liability of $365 million was also established.

   As a result of this transaction, the Company has virtually no influence over PIMCO Advisors' operating and financial policies. Effective May 5, 2000, the interest in PIMCO Advisors is being accounted for using the cost method. The interest in PIMCO Advisors, which is included in other investments, is being reported at estimated fair value, as determined by the put and call option price described below. Unrealized gains of $177 million and $124 million, net of deferred income taxes of $66 million and $47 million, for the years ended December 31, 2001 and 2000, respectively, are reported as a component of OCI.

   In connection with this transaction, PAM entered into a Continuing Investment Agreement with Allianz with respect to its interest in PIMCO Advisors. The interest in PIMCO Advisors held by PAM is subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last business day of each calendar quarter, to purchase all of the interest in PIMCO Advisors held by PAM. The put option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its interest in PIMCO Advisors to Allianz. The call option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14 and can be exercised only if the call per unit value reaches a minimum value.

   Effective January 1, 2002, PIMCO Advisors changed its name to
   Allianz Dresdner Asset Management of America L.P.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   CASH AND CASH EQUIVALENTS

   Cash and cash equivalents include all investments with a remaining maturity of three months or less.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new insurance business, principally commissions, medical examinations, underwriting, policy issue and other expenses, all of which vary with and are primarily related to the production of new business, have been deferred. For universal life and investment-type products, such costs are generally amortized over the expected life of the contract in proportion to the present value of expected gross profits using investment, mortality, expense margins and surrender charge assumptions and estimates. Adjustments are reflected in income or equity in the period the Company experiences deviations in gross profit assumptions and estimates. Adjustments directly affecting equity result from experience deviations due to changes in unrealized gains and losses in securities available for sale. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions and estimates consistent with those used in computing policy reserves.

   Value of business acquired (VOBA), included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts. The VOBA balance was $91 million and $94 million as of December 31, 2001 and 2000, respectively.

   Components of deferred policy acquisition costs are as follows:

                                               Years Ended December 31,
                                                2001      2000      1999
                                              ----------------------------
                                                    (In Millions)
        Balance, January 1                      $1,796    $1,446    $  901
                                              ----------------------------
        Additions:
          Capitalized during the year              566       646       538
          Acquisition of insurance block of
           business                                                     75
                                              ----------------------------
        Total additions                            566       646       613
                                              ----------------------------
        Amortization:
          Allocated to commission expenses        (181)     (188)     (112)
          Allocated to operating expenses          (65)      (54)      (49)
          Allocated to OCI, unrealized gains
           (losses)                                 (3)      (54)       93
                                              ----------------------------
        Total amortization                        (249)     (296)      (68)
                                              ----------------------------
        Balance, December 31                    $2,113    $1,796    $1,446
                                              ============================

   UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   Universal life and investment-type products, including guaranteed interest contracts (GICs) and funding agreements, are valued using the retrospective deposit method and consist principally of deposits received plus interest credited, less accumulated assessments. Interest credited to these policies primarily ranged from 2.0% to 8.0% during 2001, 2000 and 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   FUTURE POLICY BENEFITS

   Life insurance reserves are valued using the net level premium method. Interest rate assumptions ranged from 4.5% to 9.3% for 2001, 2000 and 1999. Mortality, morbidity and withdrawal assumptions are generally based on the Company's experience, modified to provide for possible unfavorable deviations. Future dividends for participating business are provided for in the liability for future policy benefits. Dividends to policyholders are included in policy benefits paid or provided.

   Dividends are accrued based on dividend formulas approved by the Board of Directors and reviewed for reasonableness and equitable treatment of policyholders by an independent consulting actuary. As of December 31, 2001 and 2000, participating experience rated policies paying dividends represent less than 1% of direct written life insurance in force.

   REVENUES, BENEFITS AND EXPENSES

   Insurance premiums are recognized as revenues when due. Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

   Generally, receipts for universal life and investment-type products are classified as deposits. Policy fees from these contracts include mortality charges, surrender charges and earned policy service fees. Expenses related to these products include interest credited to account balances and benefit amounts in excess of account balances.

   Commission revenue from Pacific Life's broker-dealer subsidiaries is recorded on the trade date.

   DEPRECIATION AND AMORTIZATION

   Depreciation of investment real estate is computed on the straight-line method over the estimated useful lives, which range from 5 to 30 years. Certain other assets are depreciated or amortized on the straight-line method over periods ranging from 3 to 40 years. Depreciation of investment real estate is included in net investment income. Depreciation and amortization of certain other assets is included in operating expenses.

   INCOME TAXES

   Pacific Life and its wholly owned life insurance subsidiary domiciled in Arizona, Pacific Life & Annuity Company (PL&A), are taxed as life insurance companies for income tax purposes. Pacific Life and its includable subsidiaries are included in the consolidated Federal income tax return of PMHC and are allocated an expense or benefit based principally on the effect of including their operations in the consolidated return. Pacific Life's non insurance subsidiaries are either included in PMHC's combined California franchise tax return or file separate state tax returns. Deferred income taxes are provided for timing differences in the recognition of revenues and expenses for financial reporting and income tax purposes.

   SEPARATE ACCOUNTS

   Separate account assets are recorded at fair value and the related liabilities represent segregated contract owner funds maintained in accounts with individual investment objectives. The investment results of separate account assets generally pass through to separate account contract owners.

   FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair value of financial instruments, disclosed in Notes 5, 6 and 7, has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is often required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   RISKS AND UNCERTAINTIES

   The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, investment market risk, credit risk and legal and regulatory changes.

   Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments, the liabilities for future policy benefits and the carrying amount of deferred policy acquisition costs. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize losses. The Company controls its exposure to this risk by, among other things, asset/liability matching techniques that attempt to match the duration of assets and liabilities and utilization of derivative instruments. Additionally, the Company includes contractual provisions limiting withdrawal rights for certain of its products. A substantial portion of the Company's liabilities are not subject to surrender or can be surrendered only after deduction of a surrender charge or a market value adjustment.

   Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. The credit risk of financial instruments is controlled through credit approval procedures, limits and ongoing monitoring. Real estate and mortgage loan investment risks are limited by diversification of geographic location and property type. Management does not believe that significant concentrations of credit risk exist.

   The Company is also exposed to credit loss in the event of nonperformance by the counterparties to interest rate swap contracts and other derivative securities. The Company manages this risk through credit approvals and limits on exposure to any specific counterparty. However, the Company does not anticipate nonperformance by the counterparties.

   The Company is subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated expense to the Company. Existing Federal laws and regulations affect the taxation of life insurance or annuity products and insurance companies. There can be no assurance as to what, if any, cases might be decided or future legislation might be enacted, or if decided or enacted, whether such cases or legislation would contain provisions with possible negative effects on the Company's life insurance or annuity products.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining deferred policy acquisition costs, investment valuation and allowances, derivative valuation, and liabilities for future policy benefits. Actual results could differ from those estimates.

   RECLASSIFICATIONS

   Certain prior year amounts have been reclassified to conform to the 2001 financial statement presentation.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS

   Pacific Life prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the CA DOI, which is a comprehensive basis of accounting other than U.S. GAAP. Effective
   January 1, 2001, the CA DOI required that insurance companies domiciled in the State of California prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners'
   (NAIC) Accounting Practices and Procedures Manual, version effective January 1, 2001 (NAIC SAP), subject to any deviations prescribed or permitted by the CA DOI. As a result of adopting NAIC SAP, Pacific Life reported a statutory cumulative effect of change in accounting principle that increased statutory surplus by $229 million as of January 1, 2001.

   NAIC SAP does not allow for restatement of prior year amounts. Therefore, prior year statutory amounts presented in this footnote are not comparable to current year statutory amounts.

   The following are reconciliations of statutory capital and surplus, and statutory net income for Pacific Life as compared to the amounts reported as stockholder's equity and net income included on the accompanying consolidated financial statements:

                                                   December 31,
                                                    2001    2000
                                                   --------------
                                                   (In Millions)
         Statutory capital and surplus             $1,869  $1,678
           Deferred policy acquisition costs        2,124   1,764
           Asset valuation reserve                    524     524
           Non admitted assets                        378     115
           Accumulated other comprehensive income     270      31
           Surplus notes                             (150)   (150)
           Deferred income taxes                     (356)    181
           Insurance and annuity reserves            (795)   (767)
           Other                                     (145)   (144)
                                                   --------------
         Stockholder's equity as reported herein   $3,719  $3,232
                                                   ==============

                                              Years Ended December 31,
                                               2001      2000      1999
                                              ---------------------------
                                                    (In Millions)
         Statutory net income                 $    24  $    141  $    168
           Deferred policy acquisition costs      329       393       379
           Insurance and annuity reserves          25      (106)     (184)
           Deferred income taxes                  (29)      (87)       (3)
           Earnings of subsidiaries               (60)      674       (27)
           Other                                  (48)      (20)       38
                                              ---------------------------
         Net income as reported herein        $   241  $    995  $    371
                                              ===========================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)

   RISK-BASED CAPITAL

   Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. The adequacy of a company's actual capital is measured by the risk-based capital results, as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2001 and 2000, Pacific Life and PL&A exceeded the minimum risk-based capital requirements.

   PERMITTED PRACTICE

   For the year ended December 31, 2000, the CA DOI approved a permitted practice effective May 5, 2000, allowing Pacific Life to apply the accounting guidance promulgated for limited liability companies in Statement of Statutory Accounting Principle (SSAP) No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 46, Investments in Subsidiary, Controlled and Affiliated Entities, prior to the effective date of NAIC SAP, for its investment in PAM. Under this permitted practice, PAM was accounted for using the equity method of accounting. The permitted practice also required that the equity of PAM be adjusted for certain tax effects not recorded at PAM due to its limited liability company structure. As of January 1, 2001, this permitted practice became prescribed practice.

   Prior to May 5, 2000, net cash distributions received on PAM's interest in PIMCO Advisors were recorded as income, as permitted by the CA DOI.

   DIVIDEND RESTRICTIONS

   Dividend payments by Pacific Life to Pacific LifeCorp in any 12-month period cannot exceed the greater of 10% of adjusted statutory capital and surplus as of the preceding year end or the statutory net gain from operations for the previous calendar year, without prior approval from the CA DOI. Based on this limitation and 2001 statutory results, Pacific Life could pay $165 million in dividends in 2002 without prior approval. No dividends were paid during 2001, 2000 and 1999.

   The maximum amount of ordinary dividends that can be paid by PL&A to Pacific Life without restriction cannot exceed the lesser of 10% of statutory surplus as regards to policyholders, or the statutory net gain from operations. No dividends were paid during 2001, 2000 and 1999. Based on this limitation and 2001 statutory results, PL&A could pay $21 million in dividends in 2002 without prior approval.

3. CLOSED BLOCK

   In connection with the Conversion, an arrangement known as a closed block (the Closed Block) was established, for dividend purposes only, for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale for 1997. The Closed Block was designed to give reasonable assurance to holders of Closed Block policies that policy dividends will not change solely as a result of the Conversion.

   Assets that support the Closed Block, which are primarily included in fixed maturity securities, policy loans and accrued investment income, amounted to $292 million and $290 million as of December 31, 2001 and 2000, respectively. Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $326 million and $330 million as of December 31, 2001 and 2000, respectively. The contribution to income from the Closed Block amounted to $5 million, $6 million and $4 million and is primarily included in insurance premiums, net investment income and policy benefits paid or provided for the years ended December 31, 2001, 2000 and 1999, respectively.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4. ACQUISITIONS

   All of the Company's acquisitions are accounted for using the purchase method of accounting.

   On December 31, 2001, a transaction was closed whereby Pacific Life exchanged its 100% common stock ownership in World-Wide Holdings Limited (World-Wide) for a 22.5% common stock ownership in Scottish Annuity & Life Holdings, Ltd. (Scottish). World-Wide's assets and liabilities were approximately $164 million and $103 million, respectively. Scottish, a publicly traded specialty reinsurer, issued new ordinary shares in exchange for World-Wide at a value of $78 million. Pacific Life recorded a nonmonetary exchange gain of $13 million, net of taxes, in connection with this exchange. Pacific Life will account for its investment in Scottish using the equity method of accounting. The Company has not yet completed the allocation of the purchase price to assets and liabilities acquired.

   In 1999, Pacific Life acquired a payout annuity block of business from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation. On the effective date, this block of business consisted of approximately 16,000 annuitants having reserves of $1.8 billion. The assets received as part of this acquisition amounted to $1.6 billion in fixed maturity securities and $0.2 billion in cash.

   During 1999, Pacific Life acquired a 95% interest in Grayhawk Golf Holdings, LLC (Grayhawk) for $65 million, which owns 100% of a real estate investment property in Arizona. Goodwill resulting from this transaction was $22 million.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS

   The net carrying amount, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below. The net carrying amount represents amortized cost adjusted for other than temporary declines in value and change in fair value of fixed maturity securities attributable to the risk designated in a fair value hedge. The fair value of publicly traded securities is based on quoted market prices. For securities not actively traded, fair values were estimated based on amounts provided by independent pricing services specializing in matrix pricing and modeling techniques. The Company also estimates certain fair values based on interest rates, credit quality and average maturity or from securities with comparable trading characteristics.

                                    Net    Gross Unrealized
                                  Carrying ------------------   Estimated
                                   Amount  Gains     Losses     Fair Value
                                  ----------------------------------------
                                             (In Millions)
    As of December 31, 2001:
    ------------------------
    U.S. Treasury securities and
     obligations of
     U.S. government authorities
     and agencies                 $    32       $  2               $    34
    Obligations of states and
     political subdivisions           669         92                   761
    Foreign governments               292         27       $ 11        308
    Corporate securities           10,985        377        194     11,168
    Mortgage-backed and asset-
     backed securities              4,822        137        190      4,769
    Redeemable preferred stock          8                     1          7
                                  ----------------------------------------
    Total fixed maturity
     securities                   $16,808       $635       $396    $17,047
                                  ========================================
    Total equity securities       $   255       $ 20       $  9    $   266
                                  ========================================
    As of December 31, 2000:
    ------------------------
    U.S. Treasury securities and
     obligations of
     U.S. government authorities
     and agencies                 $    32       $  2               $    34
    Obligations of states and
     political subdivisions           641         55       $  1        695
    Foreign governments               302         20          5        317
    Corporate securities            8,780        258        232      8,806
    Mortgage-backed and asset-
     backed securities              5,230        101        100      5,231
    Redeemable preferred stock         52          9          8         53
                                  ----------------------------------------
    Total fixed maturity
     securities                   $15,037       $445       $346    $15,136
                                  ========================================
    Total equity securities       $   173       $ 18       $ 12    $   179
                                  ========================================


                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS (Continued)

   The net carrying amount and estimated fair value of fixed maturity securities available for sale as of December 31, 2001, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       Net
                                                     Carrying Estimated
                                                      Amount  Fair Value
                                                     -------------------
                                                        (In Millions)
        Due in one year or less                      $   794    $   811
        Due after one year through five years          4,785      4,924
        Due after five years through ten years         3,699      3,775
        Due after ten years                            2,708      2,768
                                                     ------------------
                                                      11,986     12,278
        Mortgage-backed and asset-backed securities    4,822      4,769
                                                     ------------------
        Total                                        $16,808    $17,047
                                                     ==================

   Major categories of investment income are summarized as follows:

                                               Years Ended December 31,
                                                 2001    2000    1999
                                               ------------------------
                                                    (In Millions)
        Fixed maturity securities                $1,118  $1,109  $1,030
        Equity securities                             5      13      15
        Mortgage loans                              206     230     208
        Real estate                                  64      61      46
        Policy loans                                202     182     159
        Other                                       172     218     166
                                               ------------------------
        Gross investment income                   1,767   1,813   1,624
        Investment expense                          139     130     114
                                               ------------------------
        Net investment income                    $1,628  $1,683  $1,510
                                               ========================


                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS (Continued)

   Net realized investment gain (loss), including changes in valuation allowances, is as follows:

                                                           Years Ended
                                                           December 31,
                                                         2001    2000  1999
                                                         ------------------
                                                          (In Millions)
        Fixed maturity securities                        $(45) $    2  $16
        Equity securities                                  31     (13)  58
        Mortgage loans                                              6    7
        Real estate                                         9      (3)  18
        Interest in PIMCO Advisors (Note 1)                     1,082
        Other investments                                  (9)    (77)
                                                         -----------------
        Total                                            $(14) $  997  $99
                                                         =================

   The change in fair value on investments in available for sale and trading securities is as follows:

                                                        December 31,
                                                      2001  2000     1999
                                                      -------------------
                                                        (In Millions)
        Available for sale securities:
          Fixed maturity                              $140  $477  $  (925)
          Equity                                         5   (20)    (157)
                                                      -------------------
        Total                                         $145  $457  $(1,082)
                                                      ===================
        Trading securities                            $(17) $  6  $     0
                                                      ===================

  Gross gains of $67 million, $125 million and $188 million and gross losses of $48 million, $44 million and $62 million, which have been included in earnings as a result of sales of available for sale securities, were realized for the years ended December 31, 2001, 2000 and 1999, respectively. Trading securities as of December 31, 2001 and 2000, included net unrealized losses of $15 million and net unrealized gains of $2 million, respectively.

  As of December 31, 2001 and 2000, investments in fixed maturity securities of $13 million were on deposit with state insurance departments to satisfy regulatory requirements. The Company's interest in PIMCO Advisors (Note 1) exceeds 10% of total stockholder's equity as of December 31, 2001.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

   The carrying amount and estimated fair value of the Company's financial instruments are as follows:

                                         December 31, 2001   December 31, 2000
                                        ------------------- -------------------
                                        Carrying  Estimated Carrying  Estimated
                                        Amount   Fair Value   Amount Fair Value
                                        ---------------------------------------
                                                     (In Millions)
    Assets:
      Fixed maturity and equity
       securities (Note 5)              $17,313   $17,313   $15,315   $15,315
      Trading securities                    458       458        71        71
      Mortgage loans                      2,933     3,088     3,026     3,246
      Policy loans                        4,899     4,899     4,680     4,680
      Cash and cash equivalents             510       510       211       211
      Interest in PIMCO Advisors (Note
       1)                                 1,703     1,703     1,548     1,548
      Derivative instruments (Note 7)        26        26        15        15
      Notes receivable from affiliates       88        88
    Liabilities:
      Guaranteed interest contracts       7,498     7,625     6,676     6,803
      Deposit liabilities                   482       495       470       483
      Annuity liabilities                 1,955     1,955     1,114     1,114
      Short-term debt                       275       275       195       195
      Long-term debt                        164       160       164       166
      Derivative instruments (Note 7)       530       530       445       445

   The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2001 and 2000:

   TRADING SECURITIES

   The fair value of trading securities is based on quoted market prices.

   MORTGAGE LOANS

   The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality and average maturity of the composite portfolio.

   POLICY LOANS

   The carrying amounts of policy loans are a reasonable estimate of their fair values because interest rates are generally variable and based on current market rates.

   CASH AND CASH EQUIVALENTS

   The carrying values approximate fair values due to the short-term maturities of these instruments.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

   NOTES RECEIVABLE FROM AFFILIATES

   The carrying amount of notes receivable from affiliates (Note 16) is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.

   GUARANTEED INTEREST CONTRACTS AND DEPOSIT LIABILITIES

   The estimated fair value of GICs is estimated using the rates currently offered for deposits of similar remaining maturities. The estimated fair value of deposit liabilities with no defined maturities is the amount payable on demand.

   ANNUITY LIABILITIES

   The estimated fair value of annuity liabilities approximates carrying value and primarily includes policyholder deposits and accumulated credited interest.

   SHORT-TERM DEBT

   The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.

   LONG-TERM DEBT

   The estimated fair value of surplus notes (Note 10) is based on market quotes. The carrying amount of other long-term debt is a reasonable estimate of its fair value because the interest rate on the debt is approximately the same as current market rates.

7. DERIVATIVES AND HEDGING ACTIVITIES

   The Company primarily utilizes various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration mismatch of assets and liabilities.

   The Company uses hedge accounting as allowed by SFAS No. 133 and SFAS No. 138, by designating derivative instruments as either fair value or cash flow hedges on the date the Company enters into a derivative contract. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. Hedge effectiveness is assessed quarterly by a variety of techniques including Value-at-Risk, regression analysis and cumulative dollar offset. In certain cases, hedge effectiveness is assumed because the derivative instrument was constructed such that all critical terms of the derivative exactly match the hedged risk in the hedged item.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVES AND HEDGING ACTIVITIES (Continued)

   Fair Value Hedges
   -----------------

   The Company primarily uses interest rate and foreign currency swaps and options to manage its exposure to changes in the fair values of its assets and liabilities due to fluctuations in foreign currencies and the benchmark interest rate. For derivative instruments that are designated as fair value hedges, the change in value of the derivative instrument as well as the change in fair value of the hedged item associated with the risk being hedged is recorded in net realized investment gain (loss). Periodic net settlements on derivatives designated as fair value hedges are reflected on an accrual basis as an adjustment to net investment income or interest credited on universal life and investment-type products, based on the item being hedged. The change in value of the hedged item associated with the risk being hedged is reflected as an adjustment to the carrying amount of the hedged item. Upon termination of the fair value hedging relationship, the accumulated cost basis adjustment is amortized into net investment income or interest credited to universal life or investment-type products over its remaining life or recognized immediately in connection with the disposal of the hedged item.

   For the year ended December 31, 2001, the ineffectiveness related to fair value hedges was approximately $0.2 million, net of tax, which is recorded in net realized investment gain (loss). No component of the hedging instrument's fair value is excluded from the determination of effectiveness.

   Cash Flow Hedges
   ----------------

   The Company primarily uses interest rate and foreign currency swaps and interest rate futures contracts to manage its exposure to variability in cash flows due to changes in foreign currencies and the benchmark interest rate. These cash flows include those associated with existing assets and liabilities as well as the forecasted interest cash flows related to anticipated investment purchases and liability issuances. Such anticipated investment purchases and liability issuances are considered to be probable to occur and are generally completed within 180 days of the inception of the hedge. The Company has not discontinued any cash flow hedges of anticipated transactions. For derivative instruments that are designated as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in OCI and is recognized as an adjustment to net investment income or interest credited on universal life and investment-type products when the hedged item affects earnings.

   The Company did not record any ineffectiveness for cash flow hedges during the year ended December 31, 2001. Over the next twelve months, the Company anticipates that $0.8 million of deferred gains on derivative instruments in accumulated OCI will be reclassified to earnings. For the year ended December 31, 2001, none of the Company's hedged forecasted transactions were determined to be probable of not occurring. No component of the hedging instrument's fair value is excluded from the determination of effectiveness.

   Derivatives Not Designated as Hedging Instruments
   -------------------------------------------------

   The Company enters into swap agreements, interest rate futures contracts, interest rate cap and floor agreements, and equity indexed futures contracts without designating the derivatives as hedging instruments. Derivatives that are not designated as hedging instruments are entered into primarily to manage the Company's interest rate risk from rising or falling interest rates, equity risk and yield enhancement. The Company uses credit default and total return swaps to manage the credit exposure of the portfolio, equity risk embedded in certain liabilities and to take advantage of market opportunities. Net realized investment gain (loss) for the year ended December 31, 2001 includes $2 million related to realized gains and losses and changes in fair value of derivative instruments not designated as hedges. Periodic net settlements on such derivatives are recorded as adjustments to net investment income or interest credited on universal life and investment-type products on an accrual basis, based upon the purpose of the derivative.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVES AND HEDGING ACTIVITIES (Continued)

   Embedded Derivatives
   --------------------

   The Company may enter into contracts that are not derivative instruments, but contain embedded derivatives. When it is determined that the embedded derivative possesses economic and risk characteristics that are not clearly and closely related to those of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, it is separated from the host contract and accounted for as a stand-alone derivative. Such derivatives are recorded on the consolidated statement of financial condition at fair value, with changes in their fair value recorded in net realized investment gain (loss).

   Derivative Instruments
   ----------------------

   The Company uses a variety of derivative financial instruments, including swaps, caps, floors, and exchange traded futures contracts.

   Interest rate swap agreements involve the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Credit default swaps involve the receipt of fixed rate payments in exchange for assuming potential credit exposure of an underlying security. Total return swaps involve the exchange of floating rate payments for the total return performance of a specified index, market or security. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

   Foreign currency swaps involve the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed exchange rate. There is also periodic exchange of interest payments in the two currencies at specified intervals, calculated using agreed upon rates and the exchanged principal amounts.

   The Company issues synthetic GICs to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans (ERISA Plan). The ERISA Plan uses the contracts in its stable value or guaranteed fixed income option. Synthetic GICs provide certain of the ERISA Plan's assets a guarantee of principal and interest, as it relates to certain benefit payments. The Company has an off balance sheet risk that the value of the underlying assets is insufficient to meet these guarantees. To control this risk, the Company pre-approves all investment guidelines. Default risk is absorbed by the ERISA Plan. The interest rate guarantee is reset periodically to reflect actual performance results. As of December 31, 2001 the Company had outstanding commitments to maintain liquidity for benefit payments on notional amounts of $2.6 billion compared to $1.7 billion as of December 31, 2000. The notional amounts represent the value of the ERISA Plan's assets only and are not a measure of the exposure to the Company.

   Interest rate floor agreements entitle the Company to receive the difference when the current rate of the underlying index is below the strike rate. Interest rate cap agreements entitle the Company to receive the difference when the current rate of the underlying index is above the strike rate. Options purchased involve the right, but not the obligation, to purchase the underlying securities at a specified price during a given time period. Cash requirements for these instruments are generally limited to the premium paid by the Company at acquisition.

   Financial futures contracts obligate the holder to buy or sell the underlying financial instrument at a specified future date for a set price and may be settled in cash or by delivery of the financial instrument. Price changes on futures are settled daily through the required margin cash flows. The notional amounts of the contracts do not represent future cash requirements, as the Company intends to close out open positions prior to expiration.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVES AND HEDGING ACTIVITIES (Continued)

   Outstanding derivatives with off-balance sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair value as of December 31, 2001 and 2000 are as follows:

                                                          Assets (Liabilities)
                                                -----------------------------------------
                                 Notional or    Carrying  Estimated  Carrying  Estimated
                              Contract Amounts   Value    Fair Value  Value    Fair Value
                              ----------------- --------  ---------- --------  ----------
                                2001     2000     2001       2001      2000       2000
                              -----------------------------------------------------------
                                                    (In Millions)
    Interest rate swap
     contracts                $  3,512 $  2,648   $(144)     $(144)    $ (89)      $ (89)
    Credit default and total
     return swaps                2,375    3,896    (105)      (105)     (132)       (132)
    Foreign currency swaps       3,310    2,488    (281)      (281)     (224)       (224)
    Synthetic GICs               2,599    1,695
    Interest rate floors,
     caps, options and
     swaptions                     829      745      26         26        15          15
    Financial futures
     contracts                      97       58
                              ----------------------------------------------------------
    Total                      $12,722  $11,530   $(504)     $(504)    $(430)      $(430)
                              ==========================================================

   A reconciliation of the notional or contract amounts is as follows:

                                   Balance  Acquisitions Terminations Balance
                                  Beginning  and Other       and      End of
                                   of Year   Additions    Maturities   Year
                                  -------------------------------------------
                                                 (In Millions)
    December 31, 2001:
    ------------------
    Interest rate swap contracts   $ 2,648     $1,100       $  236    $ 3,512
    Credit default and total
     return swaps                    3,896        254        1,775      2,375
    Foreign currency swaps           2,488      1,439          617      3,310
    Synthetic GICs                   1,695      1,046          142      2,599
    Interest rate floors, caps,
     options and swaptions             745        103           19        829
    Financial futures contracts         58      3,398        3,359         97
                                  -------------------------------------------
    Total                          $11,530     $7,340       $6,148    $12,722
                                  ===========================================
    December 31, 2000:
    ------------------
    Interest rate swap contracts   $ 2,867     $2,419       $2,638    $ 2,648
    Credit default and total
     return swaps                    2,120      2,898        1,122      3,896
    Foreign currency swaps           1,685      1,079          276      2,488
    Synthetic GICs                   1,632        470          407      1,695
    Interest rate floors, caps,
     options and swaptions           1,033        160          448        745
    Financial futures contracts        677      2,762        3,381         58
                                  -------------------------------------------
    Total                          $10,014     $9,788       $8,272    $11,530
                                  ===========================================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   The detail of universal life and investment-type product liabilities is as follows:

                                                           December 31,
                                                           2001    2000
                                                          ---------------
                                                           (In Millions)
           Universal life                                 $12,278 $11,405
           Investment-type products                         9,518   8,005
                                                          ---------------
                                                          $21,796 $19,410
                                                          ===============

   The detail of universal life and investment-type products policy fees and interest credited, net of reinsurance ceded, is as follows:

                                       Years Ended December 31,
                                         2001     2000    1999
                                       -------------------------
                                             (In Millions)
           Policy fees:
             Universal life            $     582 $   541 $   509
             Investment-type products        239     228     145
                                       -------------------------
           Total policy fees           $     821 $   769 $   654
                                       =========================
           Interest credited:
             Universal life            $     500 $   467 $   444
             Investment-type products        529     530     494
                                       -------------------------
           Total interest credited     $   1,029 $   997 $   938
                                       =========================

9. LIABILITY FOR GROUP HEALTH UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSE

   Activity in the liability for group health unpaid claims and claim adjustment expenses, which is included in future policy benefits, is summarized as follows:

                                  Years Ended December 31,
                                      2001        2000
                                  ------------------------
                                        (In Millions)
          Balance at January 1        $130        $116
          Incurred related to:
            Current year               569         395
            Prior years                (12)        (19)
                                  ------------------------
          Total incurred               557         376
                                  ------------------------
          Paid related to:
            Current year               448         297
            Prior years                 80          65
                                  ------------------------
          Total paid                   528         362
                                  ------------------------
          Balance at December 31      $159        $130
                                  ========================

   As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $12 million and $19 million for the years ended December 31, 2001 and 2000, respectively.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. SHORT-TERM AND LONG-TERM DEBT

   Pacific Life borrows for short-term needs by issuing commercial paper. There was no commercial paper debt outstanding as of December 31, 2001 and 2000. As of December 31, 2001 and 2000, Pacific Life had a revolving credit facility of $350 million. There was no debt outstanding under the revolving credit facility as of December 31, 2001 and 2000.

   PAM had bank borrowings outstanding of $275 million and $195 million as of December 31, 2001 and 2000, respectively. The interest rate was 2.3% and 6.9% as of December 31, 2001 and 2000, respectively. The amount of the borrowings and the interest rates are reset monthly. The borrowing limit for PAM as of December 31, 2001 and 2000, was $275 million and $215 million, respectively.

   Grayhawk has a note payable with a maturity date of May 22, 2008. The note bears a fixed rate of interest of 7.6%. The outstanding balance as of December 31, 2001 and 2000 was $14 million.

   Pacific Life has $150 million of long-term debt, which consists of surplus notes outstanding at an interest rate of 7.9% maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. The surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. Each payment of interest and principal on the surplus notes may be made only with the prior approval of the Insurance Commissioner of the State of California. Interest expense amounted to $12 million for each of the years ended December 31, 2001, 2000 and 1999 and is included in net investment income.

11. INCOME TAXES

   The provision for income taxes is as follows:

                                                   Years Ended December 31,
                                                      2001      2000     1999
                                                  -----------------------------
                                                       (In Millions)
    Current                                          $(5)      $ 34     $152
    Deferred                                          60        424       (8)
                                                  -----------------------------
    Provision for income taxes on income before
     cumulative adjustments due to changes in
     accounting principles                            55        458      144
    Deferred income tax provision on cumulative
     adjustments due to changes in accounting
     principles                                       (4)
                                                  -----------------------------
    Total                                            $51       $458     $144
                                                  =============================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)


   The sources of the Company's provision for deferred taxes are as follows:

                                                   Years Ended December 31,
                                                    2001      2000      1999
                                                  ----------------------------
                                                        (In Millions)
    Nonmonetary exchange of PIMCO Advisors units
     (Note 1)                                                   $447
    Deferred policy acquisition costs                 $ 99        57      $ 20
    Policyholder reserves                                7        19        51
    Duration hedging                                               3       (30)
    Investment valuation                                (7)      (19)      (28)
    Partnership income                                 (26)        3       (25)
    Low income housing credit carryover                (31)
    Other                                               14        (4)        4
                                                  ----------------------------
    Deferred taxes from operations                      56       506        (8)
    Release of deferred taxes in connection with
     nonmonetary exchange of PIMCO Advisors
     units (Note 1)                                              (82)
                                                  ----------------------------
    Provision for deferred taxes                      $ 56      $424      $ (8)
                                                  ============================

   In connection with the nonmonetary exchange of partnership units at PIMCO Advisors (Note 1), certain nonoperating deferred taxes previously established were released during the year ended December 31, 2000.

   A reconciliation of the provision for income taxes based on the prevailing corporate statutory tax rate to the provision reflected in the consolidated financial statements is as follows:

                                                    Years Ended December 31,
                                                     2001      2000      1999
                                                   ----------------------------
                                                         (In Millions)
    Provision for income taxes at the statutory
     rate                                              $106      $509      $180
      State income taxes                                  4        25
      Nontaxable investment income                       (6)       (6)       (7)
      Low income housing and foreign tax credits        (28)      (22)      (19)
      Book to tax basis difference on nonmonetary
       exchange of PIMCO Advisors units (Note 1)                  (35)
      Other                                             (21)      (13)      (10)
                                                   ----------------------------
    Provision for income taxes on income before
     cumulative adjustments due to changes in
     accounting principles                               55       458       144
    Deferred income tax provision on cumulative
     adjustments due to changes in accounting
     principles                                          (4)
                                                   ----------------------------
    Total                                              $ 51      $458      $144
                                                   ============================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)

   The net deferred tax liability, included in other liabilities as of December 31, 2001 and 2000, is comprised of the following tax effected temporary differences:

                                                             December 31,
                                                              2001    2000
                                                             --------------
                                                             (In Millions)
        Deferred tax assets
          Policyholder reserves                              $  177   $ 184
          Investment valuation                                   99      92
          Deferred compensation                                  40      35
          Low income housing credit carryover                    31
          Duration hedging                                       18      18
          Partnership income                                     10
          Dividends                                               7       7
          Postretirement benefits                                 6       8
          Other                                                   5      22
                                                             --------------
        Total deferred tax assets                               393     366
                                                             --------------
        Deferred tax liabilities
          Nonmonetary exchange of PIMCO Advisors units
           (Note 1)                                            (429)   (429)
          Deferred policy acquisition costs                    (200)   (101)
          Partnership income                                            (16)
          Depreciation                                           (2)     (2)
                                                             --------------
        Total deferred tax liabilities                         (631)   (548)
                                                             --------------
        Net deferred tax liability from operations             (238)   (182)
        Deferred taxes on World-Wide (Note 4)                           (11)
        Deferred taxes on OCI                                  (159)    (23)
                                                             --------------
        Net deferred tax liability                           $( 397)  $(216)
                                                             ==============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. COMPREHENSIVE INCOME (LOSS)

   The Company displays comprehensive income (loss) and its components on the accompanying consolidated statements of stockholder's equity and as follows. OCI is shown net of reclassification adjustments and net of deferred income taxes. The disclosure of the gross components of OCI is as follows:

                                                   Years Ended December 31,
                                                    2001      2000      1999
                                                   ---------------------------
                                                         (In Millions)
    Gross Holding Gain (Loss):
      Holding gain (loss) on securities available
       for sale                                       $151     $ 457     $(948)
      Holding loss on derivatives                      (20)      (70)     (226)
      Income tax (expense) benefit                     (45)     (135)      411
    Reclassification adjustment:
      Realized (gain) loss on sale of securities
       available for sale                               (5)        3       (78)
      Realized loss on derivatives                      71
      Provision for income taxes (benefit)             (24)       (1)       27
    Allocation of holding (gain) loss to deferred
     policy
     acquisition costs                                   2       (27)       44
    Provision for income (taxes) benefit                (1)        9       (15)
                                                   ---------------------------
    Net unrealized gain (loss) on securities
     available for sale                                129       236      (785)
    Foreign currency translation adjustment             (1)       (4)       (1)
    Unrealized gain on interest in PIMCO Advisors
     (Note 1)                                          111        77
                                                   ---------------------------
    Total                                             $239      $309     $(786)
                                                   ===========================

13. REINSURANCE

   The Company has reinsurance agreements with other insurance companies for the purpose of diversifying risk and limiting exposure on larger mortality risks or, in the case of a producer-owned reinsurance company, to diversify risk and retain top producing agents. Amounts receivable from reinsurers for reinsurance of future policy benefits, universal life deposits, and unpaid losses is included in other assets. All assets associated with business reinsured on a yearly renewable term and modified coinsurance basis remain with, and under the control of the Company. Amounts recoverable (payable) from (to) reinsurers include the following amounts:

                                                        December 31,
                                                         2001    2000
                                                        --------------
                                                        (In Millions)
      Universal life deposits                             $(79)   $(66)
      Future policy benefits                               155     156
      Unpaid claims                                         34      26
      Paid claims                                           16      13
      Other                                                 17      33
                                                        --------------
      Net reinsurance recoverable                         $143    $162
                                                        ==============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (Continued)

   As of December 31, 2001, 75% of the reinsurance recoverables were from two reinsurers, of which 100% is secured by payables to the reinsurer. To the extent that the assuming companies become unable to meet their obligations under these agreements, the Company remains contingently liable. The Company does not anticipate nonperformance by the assuming companies. The components of insurance premiums are as follows:

                                                          Years Ended December 31,
                                                          2001      2000     1999
                                                        ---------------------------
                                                            (In Millions)
      Direct premiums                                    $ 923     $ 646     $563
      Ceded reinsurance                                   (129)     (108)     (93)
      Assumed reinsurance                                   18        14       14
                                                        ---------------------------
      Insurance premiums                                 $ 812     $ 552     $484
                                                        ===========================

   Revenues and benefits are shown net of the following reinsurance transactions:

                                                     Years Ended December 31,
                                                       2001     2000    1999
                                                     -------------------------
                                                           (In Millions)
      Ceded reinsurance netted against policy fees       $ 85     $ 74    $ 52
      Ceded reinsurance netted against net
       investment income                                  266      244     212
      Ceded reinsurance netted against interest
       credited                                           210      161     111
      Ceded reinsurance netted against policy
       benefits                                           115      110      88
      Assumed reinsurance included in policy
       benefits                                            11       12       8

14. SEGMENT INFORMATION

   The Company has five operating segments: Life Insurance, Institutional Products, Annuities, Group Insurance and Broker-Dealers. These segments are managed separately and have been identified based on differences in products and services offered. All other activity is included in Corporate and Other.

   Prior to May 4, 2000, the Company had another operating segment, Investment Management. In connection with the PIMCO Advisors transaction (Note 1), Investment Management was no longer considered an operating segment by management and, effective May 5, 2000, it's activities are included in Corporate and Other. PIMCO Advisors offers a diversified range of investment products through separately managed accounts, and institutional, retail and offshore funds.

   The Life Insurance segment offers universal life, variable universal life and other life insurance products to individuals, small businesses and corporations through a network of distribution channels that include branch offices, sales centers, marketing organizations, National Association of Securities Dealers (NASD) firms and a national producer group that has produced over 10% of the segment's in force business.

   The Institutional Products segment offers investment and annuity products to pension fund sponsors and other institutional investors primarily through its home office marketing team and other intermediaries.

   The Annuities segment offers variable and fixed annuities to individuals and small businesses through NASD firms, regional and national wirehouses, and financial institutions.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The Group Insurance segment primarily offers group life, health and dental insurance, and stop loss insurance products to corporate, government and labor-management-negotiated plans. The group life, health and dental insurance is primarily distributed through a network of sales offices and the stop loss insurance is distributed through a network of third party administrators.

   The Broker-Dealers segment includes five NASD registered firms that provide securities and insurance brokerage services and investment advisory services through approximately 3,100 registered representatives. Pacific Life's direct wholly owned broker-dealer subsidiary, Pacific Select Distributors, Inc. (PSD), primarily serves as the underwriter/distributor of registered investment-related products and services, principally variable life and annuity contracts issued by Pacific Life. During 2001, PSD became the distributor of the Pacific Funds, a multi-class, open end investment management company. Pacific Life is the investment adviser to the Pacific Funds.

   Corporate and Other primarily includes investment income, expenses and assets not attributable to the operating segments, and the operations of World-Wide (Note 4). Corporate and Other also includes the elimination of intersegment revenues, expenses and assets, including commission revenue and expense from the sale of Pacific Life's variable life and annuity products.

   The Company uses the same accounting policies and procedures to measure segment income and assets as it uses to measure its consolidated net income and assets. Net investment income and net realized investment gain (loss) are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The provision for income taxes is allocated based on each segment's actual tax provision.

   The Company generates substantially all of its revenues and income from customers located in the United States. Additionally, substantially all of the Company's assets are located in the United States.

   Depreciation expense and capital expenditures are not material and have not been reported herein. The Company's significant noncash item disclosed herein is interest credited to universal life and investment-type products.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information as of and for the year ended December 31, 2001:

                               Life    Institutional             Group   Broker- Corporate
                             Insurance   Products    Annuities Insurance Dealers and Other  Total
    -----------------------------------------------------------------------------------------------
                                                         (In Millions)
    REVENUES
    Policy fees               $   582     $     2     $   237                              $   821
    Insurance premiums            (59)        113                $723             $   35       812
    Net investment income         645         831          67      19     $  1        65     1,628
    Net realized investment
     gain (loss)                                5                   2                (21)      (14)
    Commission revenue                                                     580      (399)      181
    Other income                   28          10          99       2       40        46       225
                             ---------------------------------------------------------------------
    Total revenues              1,196         961         403     746      621      (274)    3,653
                             ---------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Policy benefits               205         351          27     557                 23     1,163
    Interest credited             506         456          67                                1,029
    Commission expenses           149           3         146      50      570      (394)      524
    Operating expenses            172          20         144     113       53       132       634
                             ---------------------------------------------------------------------
    Total benefits and
     expenses                   1,032         830         384     720      623      (239)    3,350
                             ---------------------------------------------------------------------

    Income (loss) before
     provision
     for income taxes
     (benefit)                    164         131          19      26       (2)      (35)      303
    Provision for income
     taxes (benefit)               38          34           1       7       (1)      (24)       55
                             ---------------------------------------------------------------------
    Income (loss) before
     cumulative adjustments
     due to changes in
     accounting principles        126          97          18      19       (1)      (11)      248
    Cumulative adjustments
     due to changes in
     accounting principles,
     net of taxes                  (3)         (8)         (1)      1                  4        (7)
                             ---------------------------------------------------------------------
    Net income (loss)         $   123     $    89     $    17    $ 20     $ (1)   $   (7)  $   241
                             =====================================================================


    Total assets              $18,216     $16,121     $17,928    $431     $ 74    $2,912   $55,682
    Deferred policy
     acquisition costs        $   923     $    75     $ 1,115                              $ 2,113
    Separate account assets   $ 3,615     $ 4,461     $15,382                              $23,458
    Policyholder and
     contract liabilities     $13,325     $10,965     $ 1,874    $212                      $26,376
    Separate account
     liabilities              $ 3,615     $ 4,461     $15,382                              $23,458

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information as of and for the year ended December 31, 2000, except for the Investment Management Segment, which is for the period ended, May 4, 2000:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other  Total
    ---------------------------------------------------------------------------------------------------------
                                                               (In Millions)
    REVENUES
    Policy fees               $   541     $     3     $   225                                         $   769
    Insurance premiums            (49)         64           2    $511                        $   24       552
    Net investment income         609         838          58      29       $49      $  1        99     1,683
    Net realized investment
     gain (loss)                  (22)        (40)         (4)     (7)       10               1,060       997
    Commission revenue                                                                687      (417)      270
    Other income                   32           8          97       4         6        23        39       209
                             --------------------------------------------------------------------------------
    Total revenues              1,111         873         378     537        65       711       805     4,480
                             --------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Policy benefits               190         298           6     385                                     879
    Interest credited             474         458          53                                    12       997
    Commission expenses           161           2         135      36                 650      (408)      576
    Operating expenses            159          20         126      93        27        47       103       575
                             --------------------------------------------------------------------------------
    Total benefits and
     expenses                     984         778         320     514        27       697      (293)    3,027
                             --------------------------------------------------------------------------------
    Income before provision
     for income taxes             127          95          58      23        38        14     1,098     1,453
    Provision for income
     taxes                         29          18          21       6         8         6       370       458
                             --------------------------------------------------------------------------------

    Net income                $    98     $    77     $    37    $ 17       $30      $  8    $  728   $   995
                             ================================================================================

    Total assets              $17,232     $17,908     $16,661    $374                $ 72    $2,537   $54,784
    Deferred policy
     acquisition costs        $   825     $    75     $   886                                $   10   $ 1,796
    Separate account assets   $ 3,543     $ 7,104     $15,271                                         $25,918
    Policyholder and
     contract liabilities     $12,439     $10,218     $ 1,019    $189                        $   87   $23,952
    Separate account
     liabilities              $ 3,543     $ 7,104     $15,271                                         $25,918

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information for the year ended December 31, 1999:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other Total
    --------------------------------------------------------------------------------------------------------
                                                              (In Millions)
    REVENUES
    Policy fees               $  509       $  3        $142                                           $  654
    Insurance premiums           (32)        25           6      $476                         $   9      484
    Net investment income        582        679          78        23       $116     $  1        31    1,510
    Net realized investment
     gain (loss)                  11         26                    (1)        10                 53       99
    Commission revenue                                                                583      (349)     234
    Other income                  25         11          57         3         15       19        15      145
                             -------------------------------------------------------------------------------
    Total revenues             1,095        744         283       501        141      603      (241)   3,126
                             -------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Policy benefits              174        197          10       354                                    735
    Interest credited            451        418          65                                       4      938
    Commission expenses          163                     87        33                 549      (347)     485
    Operating expenses           128         17          48        84         78       42        56      453
                             -------------------------------------------------------------------------------
    Total benefits and
     expenses                    916        632         210       471         78      591      (287)   2,611
                             -------------------------------------------------------------------------------
    Income before provision
     for income taxes            179        112          73        30         63       12        46      515
    Provision for income
     taxes                        54         31          24        10         12        5         8      144
                             -------------------------------------------------------------------------------

    Net income                $  125       $ 81        $ 49      $ 20       $ 51     $  7     $  38   $  371
                             ===============================================================================

15. EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   Pacific Life provides a defined benefit pension plan covering all eligible employees of the Company. On July 1, 2000, Pacific Life converted this final average pay formula defined benefit plan to a cash balance approach. Active employees' existing benefits in this plan were converted to opening balances and will increase over time from credits, based on years of service and compensation levels, and quarterly interest accruals. The full-benefit vesting period for all participants is five years. Pacific Life's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as may be determined appropriate. Contributions are intended to provide not only for benefits attributed to employment to date but also for those expected to be earned in the future. All such contributions are made to a tax-exempt trust. Plan assets consist primarily of group annuity contracts issued by Pacific Life, as well as mutual funds managed by an affiliate of Pacific Life.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   Components of the net periodic pension expense (benefit) are as follows:

                                                  Years Ended December 31,
                                                   2001      2000      1999
                                                 ----------------------------
                                                       (In Millions)
        Service cost - benefits earned during
         the year                                    $ 12      $  6      $  5
        Interest cost on projected benefit
         obligation                                    12        12        11
        Expected return on plan assets                (16)      (17)      (16)
        Amortization of net obligations and
         prior service cost                            (1)       (4)       (2)
                                                 ----------------------------
        Net periodic pension expense (benefit)       $  7      $ (3)     $ (2)
                                                 ============================

   The following tables set forth the changes in projected benefit obligation and plan assets and funded status reconciliation:

                                                         December 31,
                                                          2001    2000
                                                         --------------
                                                         (In Millions)
        Change in Projected Benefit Obligation:
        ---------------------------------------
        Projected benefit obligation, beginning of year    $170    $156
          Service cost                                       12       6
          Interest cost                                      12      12
          Plan expense                                       (1)     (1)
          Actuarial loss                                      4       5
          Benefits paid                                     (19)     (8)
                                                         --------------
        Projected benefit obligation, end of year          $178    $170
                                                         ==============

        Change in Plan Assets:
        ----------------------
        Fair value of plan assets, beginning of year       $197    $212
          Actual return on plan assets                      (13)     (6)
          Employer contributions                             17
          Plan expense                                       (1)     (1)
          Benefits paid                                     (19)     (8)
                                                         --------------
        Fair value of plan assets, end of year             $181    $197
                                                         ==============

        Funded Status Reconciliation:
        -----------------------------
        Funded status                                      $  3    $ 27
        Unrecognized transition asset                                (1)
        Unrecognized actuarial (gain) loss                   15     (18)
                                                         --------------
        Prepaid pension cost                               $ 18    $  8
                                                         ==============

  In determining the actuarial present value of the projected benefit obligation as of December 31, 2001 and 2000, the weighted average discount rate used was 7.0% and 7.5%, respectively, and the rate of increase in future compensation levels was 4.5% and 5.0%, respectively. The expected long-term rate of return on plan assets was 8.5% in 2001 and 2000.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   POSTRETIREMENT BENEFITS

   Pacific Life provides a defined benefit health care plan and a defined benefit life insurance plan (the Plans) that provide postretirement benefits for all eligible retirees and their dependents. Generally, qualified employees may become eligible for these benefits if they reach normal retirement age, have been covered under Pacific Life's policy as an active employee for a minimum continuous period prior to the date retired, and have an employment date before January 1, 1990. The Plans contain cost-sharing features such as deductibles and coinsurance, and require retirees to make contributions which can be adjusted annually. Pacific Life's commitment to qualified employees who retire after April 1, 1994 is limited to specific dollar amounts. Pacific Life reserves the right to modify or terminate the Plans at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

   The net periodic postretirement benefit cost for the years ended December 31, 2001, 2000 and 1999 is $1 million. As of December 31, 2001 and 2000, the accumulated benefit obligation is $19 million and $20 million, respectively. The fair value of the plan assets as of December 31, 2001 and 2000 is zero. The amount of accrued benefit cost included in other liabilities is $24 million as of December 31, 2001 and 2000.

   The Plans include both indemnity and HMO coverage. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for indemnity coverage was 9.0% and 10.0% for 2001 and 2000, respectively, and is assumed to decrease gradually to 5.0% in 2005 and remain at that level thereafter. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for HMO coverage was 8.0% and 9.0% for 2001 and 2000, respectively, and is assumed to decrease gradually to 4.5% in 2005 and remain at that level thereafter.

   The amount reported is materially affected by the health care cost trend rate assumptions. If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 2001 would be increased by 7.0%, and the aggregate of the service and interest cost components of the net periodic benefit cost would increase by 6.6%. If the health care cost trend rate assumptions were decreased by 1%, the accumulated postretirement benefit obligation as of December 31, 2001 would be decreased by 6.6%, and the aggregate of the service and interest cost components of the net periodic benefit cost would decrease by 6.4%.

   The discount rate used in determining the accumulated postretirement benefit obligation is 7.0% and 7.5% for 2001 and 2000, respectively.

   OTHER PLANS

   Pacific Life provides a voluntary Retirement Incentive Savings Plan (RISP) pursuant to Section 401(k) of the Internal Revenue Code covering all eligible employees of the Company. Pacific Life's RISP matches 75% of each employee contributions, up to a maximum of 6.0% of eligible employee compensation, to an Employee Stock Ownership Plan (ESOP). ESOP contributions made by the Company amounted to $9 million, $8 million and $7 million for the years ended December 31, 2001, 2000 and 1999, respectively, and are included in operating expenses.

   The ESOP was formed at the time of the Conversion and is only available to the participants of the RISP in the form of matching contributions. Pacific LifeCorp issued 1.7 million shares of common stock to the ESOP in 1997, in exchange for a promissory note of $21 million (ESOP Note) bearing an interest rate of 6.5%. Interest and principal payments are due semiannually in equal installments through September 2, 2012. Interest and principal payments made by the ESOP to Pacific LifeCorp were funded by contributions from Pacific Life. In 1999, Pacific Life loaned cash to the ESOP to pay off the ESOP Note due Pacific LifeCorp. Interest and principal payments made by the ESOP to Pacific Life continue to be funded by contributions from Pacific Life. The interest rate was reduced to 6.0% effective September 2, 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   The ESOP Note is included in unearned ESOP shares. The unearned ESOP shares account is reduced as ESOP shares are released for allocation to participants through ESOP contributions by Pacific Life. In addition, when the fair value of ESOP shares being released for allocation to participants exceeds the original issue price of those shares, paid-in capital is increased by this difference.

   On January 9, 2002, Pacific Life loaned cash of $46 million to the ESOP in exchange for a 5.5% promissory note due January 9, 2017. The ESOP then purchased 2 million shares of newly issued common stock of Pacific LifeCorp at a price of $23.00 per share in exchange for cash. These newly issued shares were purchased in order for the ESOP to maintain its matching contributions to participants in the plan.

   The Company has deferred compensation plans that permit eligible employees to defer portions of their compensation and earn interest on the deferred amounts. The interest rate is determined annually. The compensation that has been deferred has been accrued and the primary expense related to this plan, other than compensation, is interest on the deferred amounts.

   The Company also has performance-based incentive compensation plans for its employees.

16. TRANSACTIONS WITH AFFILIATES

   Pacific Life serves as the investment adviser for the Pacific Select Fund, the investment vehicle provided to the Company's variable life and variable annuity contractholders. Pacific Life charges fees based upon the net asset value of the portfolios of the Pacific Select Fund, which amounted to $117 million, $115 million and $70 million for the years ended December 31, 2001, 2000 and 1999, respectively. In addition, Pacific Life provides certain support services to the Pacific Select Fund and other affiliates based on an allocation of actual costs. Fees amounted to $948,000, $698,000 and $1,288,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

   PAM has an agreement to loan Pacific LifeCorp up to $350 million at variable rates. The outstanding balance as of December 31, 2001 was $70 million. There was no balance outstanding as of December 31, 2000. The interest rate as of December 31, 2001 was 2.2%.

   During 2001, PAM entered into an agreement to loan Aviation Capital Group Holding Corp., a subsidiary of Pacific LifeCorp, up to $100 million at variable rates. The outstanding balance as of December 31, 2001 was $18 million. The interest rate as of December 31, 2001 was 4.1%.

17. TERMINATION AND NONCOMPETITION AGREEMENTS

   The Company had termination and noncompetition agreements with certain former key employees of PAM's subsidiaries. In connection with the closing of the PIMCO Advisors transaction (Note 1), these agreements were assumed by Allianz. These agreements provided terms and conditions for the allocation of future proceeds received from distributions and sales of certain PIMCO Advisors units and other noncompete payments. For the years ended December 31, 2000 and 1999, $14 million and $54 million, respectively, is included in operating expenses related to these agreements.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. COMMITMENTS AND CONTINGENCIES


   The Company has outstanding commitments to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments as follows (In Millions):

        Years Ending December 31:
        -------------------------
          2002                                                    $290
          2003 through 2006                                        234
          2007 and thereafter                                       82
                                                                  ----
        Total                                                     $606
                                                                  ====

   The Company leases office facilities under various noncancelable operating leases. Rent expense, which is included in operating expenses, in connection with these leases was $15 million, $14 million and $9 million for the years ended December 31, 2001, 2000 and 1999, respectively. Aggregate minimum future commitments are as follows (In Millions):

        Years Ending December 31:
        -------------------------
          2002                                                    $ 16
          2003 through 2006                                         53
          2007 and thereafter                                       31
                                                                  ----
        Total                                                     $100
                                                                  ====

   The Company has investments in entities that are not consolidated because of control and substantive ownership by independent third parties. There are no material unrecorded liabilities and all material guarantees and commitments have been disclosed herein.

   The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.

   ----------------------------------------------------------------------------

APPENDIX A - JOINT EQUAL AGE

                                           --------------------------------------------------------------------------------
An example                                 Joint equal age is a calculation that combines the ages and insurance risks of two people insured by a policy. It changes many possible combinations of ages,
This example assumes a male smoker         risk classes, nonstandard ratings and genders for the two people insured by the
whois age 65 and a female nonsmoker        policy into a two life status. With joint equal age, we assume that both people
who is age 55 and has a Table D            have the same age, gender (both always male), and risk class (both smoker or
nonstandard rating.                        both nonsmoker).

Here's how we calculate the joint equal    How we use joint equal age
age.                                       Using the joint equal age of the two people insured by the policy eliminates many of the tables needed when age rates are used. We use the joint equal age
Step 1                                     for calculating the following:
Add 6 to the male age of 65 because he       .certain policy charges. We use joint equal age to determine the rates per
is a smoker. For the female, add 0 to age     $1000 of initial face amount for the sales surrender target, underwriting
55 because she is a nonsmoker.                surrender charge and the face amount component of the mortality and expense risk charge.
Adjusted ages after Step 1:
.. Male 71                                    .cost of insurance rates. Age is used for cost of insurance rates, both
.. Female 55                                   current and guaranteed.

Step 2                                       .the death benefit under Option D.
Subtract 0 from the male age of 65. For
the female, subtract 5 from age 55.          How we calculate joint equal age
                                             Here are the five steps we use to calculate joint equal age. We start with the
Adjusted ages after Step 2:                  actual ages of the two people insured by the policy on the policy date.
.. Male 71
.. Female 50                                  Step 1 Adjust ages for smoker status

Step 3                                       If one person is a smoker and the other is a nonsmoker, we add a specified
The male's age is not adjusted here          number of years to the age of the smoker. We do not adjust the age of the
because he does not have a nonstandard       nonsmoker. The table below shows how we make the adjustment.
table rating. Add 8 to the female's age of
50 because her table rating is D.
                                             ----------------------------------------------------
Adjusted ages after Step 3:                  Number of smokers          Add to actual age (years)
.. Male 71                                    ----------------------------------------------------
.. Female 58                                  None                                               0
                                             One female                                         4
Step 4                                       One male                                           6
Subtract 58 from 71. The difference is 13.   One unisex                                         6
The add-on factor for 13 is 6 in the table.  Two                                                0
                                             -----------------------------------------------------
Step 5
Add 6, the add-on factor to 58, the          If both people insured by the policy are smokers, or if both people are
younger adjusted age.                        nonsmokers, we do not adjust the age in this step.

The joint equal age is 64.                   Step 2 Adjust ages for gender

                                             We subtract years from the adjusted age we calculated in Step 1, based on gender. The table below shows how we make the adjustment.

                                             ---------------------------------------------------------
                                             Gender                 Subtract from adjusted age (years)
                                             ---------------------------------------------------------
                                             Female                                                  5
                                             Male                                                    0
                                             Unisex                                                  1
                                             ---------------------------------------------------------


APPENDIX A - JOINT EQUAL AGE

Step 3 Adjust ages for table ratings

We add years to the adjusted age in Step 2, based on the nonstandard table rating for each person insured by the policy. The table below shows how we make the adjustment.

Table ratings represent a multiple of standard mortality rates. Ratings other than 0 represent nonstandard ratings.

----------------------------------------------------------------
Table rating       0   A   B   C   D   E   F   H   J   L   N   P
Add to adjusted    0   2   4   6   8  10  12  14  15  16  18  19
 age (years)
----------------------------------------------------------------

We cap the adjusted age for nonstandard at age 100.

For people who are uninsurable, the adjusted age will always be 100, regardless of their age and gender. We reserve the right to reject an application for a policy.

After Steps 1 through 3, we have each person's adjusted age.

Step 4 Determine the add-on factor

We subtract the younger adjusted age from the older adjusted age. We find the difference between the two in the table below and go across the row to determine the add-on factor.

----------------------     ----------------------
Difference in   Add-on     Difference in   Add-on
adjusted age    factor     adjusted age    factor
(years)        (years)     (years)        (years)
----------------------     ----------------------
0                    0     40-44               12
1-2                  1     45-47               13
3-4                  2     48-50               14
5-6                  3     51-53               15
7-9                  4     54-56               16
10-12                5     57-60               17
13-15                6     61-64               18
16-18                7     65-69               19
19-23                8     70-75               20
24-28                9     76-82               21
29-34               10     83-91               22
35-39               11     92-100              23
----------------------     ----------------------

Step 5 Calculate joint equal age

We add the add-on factor to the younger adjusted age (from Step 3).

The sum is the joint equal age.

APPENDIX B - RATES PER $1,000 OF INITIAL FACE AMOUNT

-----------------------------------------    -----------------------------------------
                              Face amount                                  Face amount
Joint      Sales Underwriting   component    Joint      Sales Underwriting   component
equal  surrender    surrender    of M & E    equal  surrender    surrender    of M & E
  age     target       charge risk charge      age     target       charge risk charge
-----------------------------------------    -----------------------------------------
   15       2.28          2.0       0.051       58      16.74          7.0       0.208
   16       2.35          2.1       0.052       59      18.04          7.3       0.230
   17       2.43          2.1       0.053       60      19.35          7.6       0.253
   18       2.50          2.2       0.054       61      20.64          7.9       0.275
   19       2.57          2.3       0.055       62      21.89          8.2       0.298
   20       2.65          2.3       0.056       63      23.08          8.5       0.320
   21       2.73          2.4       0.056       64      24.20          8.9       0.341
   22       2.81          2.4       0.057       65      25.26          9.3       0.362
   23       2.89          2.5       0.058       66      26.25          9.7       0.382
   24       2.98          2.6       0.059       67      27.20         10.1       0.401
   25       3.07          2.7       0.060       68      28.12         10.5       0.420
   26       3.16          2.8       0.061       69      29.00         10.9       0.439
   27       3.25          2.9       0.062       70      29.87         11.3       0.457
   28       3.35          3.0       0.063       71      30.73         11.7       0.475
   29       3.45          3.1       0.064       72      31.59         12.1       0.492
   30       3.55          3.2       0.065       73      32.46         12.5       0.510
   31       3.66          3.3       0.066       74      33.35         12.9       0.528
   32       3.77          3.4       0.067       75      34.26         13.3       0.547
   33       3.88          3.5       0.068       76      35.19         13.7       0.566
   34       4.04          3.6       0.069       77      36.14         14.1       0.585
   35       4.21          3.7       0.070       78      37.09         14.5       0.605
   36       4.38          3.8       0.072       79      38.06         14.9       0.626
   37       4.56          3.9       0.073       80      39.04         15.3       0.647
   38       4.75          4.0       0.074       81      40.02         15.7       0.668
   39       4.95          4.1       0.075       82      41.01         16.1       0.689
   40       5.15          4.2       0.076       83      42.00         16.5       0.711
   41       5.37          4.3       0.078       84      43.00         16.9       0.733
   42       5.59          4.4       0.079       85      44.00         17.3       0.756
   43       5.82          4.5       0.080       86      45.00         17.7       0.778
   44       6.20          4.6       0.082       87      46.00         18.1       0.801
   45       6.60          4.7       0.085       88      47.00         18.5       0.824
   46       7.03          4.8       0.087       89      48.00         18.9       0.848
   47       7.49          4.9       0.090       90      49.00         19.3       0.871
   48       7.98          5.0       0.093       91      50.00         19.7       0.895
   49       8.50          5.1       0.097       92      51.00         20.1       0.919
   50       9.05          5.2       0.102       93      52.00         20.5       0.944
   51       9.64          5.3       0.107       94      53.00         20.9       0.968
   52      10.27          5.4       0.113       95      54.00         21.3       0.993
   53      10.94          5.5       0.120       96      55.00         21.7       1.018
   54      11.94          5.8       0.134       97      56.00         22.1       1.044
   55      13.03          6.1       0.150       98      57.00         22.5       1.069
   56      14.21          6.4       0.168       99      58.00         22.9       1.095
   57      15.45          6.7       0.188      100      59.00         23.3       1.121
-----------------------------------------    -----------------------------------------

APPENDIX C - DEATH BENEFIT PERCENTAGES

----------------   ----------------   ----------------    ---------------------------
 Age  Percentage    Age  Percentage    Age  Percentage     Age             Percentage
----------------   ----------------   ----------------    ---------------------------
0-40         250     50         185     60         130                  70        115
  41         243     51         178     61         128                  71        113
  42         236     52         171     62         126                  72        111
  43         229     53         164     63         124                  73        109
  44         222     54         157     64         122                  74        107
  45         215     55         150     65         120               75-90        105
  46         209     56         146     66         119                  91        104
  47         203     57         142     67         118                  92        103
  48         197     58         138     68         117                  93        102
  49         191     59         134     69         116    (greater than)93        101
----------------   ----------------   ----------------    ---------------------------

APPENDIX D - DEATH BENEFIT FACTOR TABLE

--------------------------------------------------------------------------------
Rate per $1.00 of Face Amount
--------------------------------------------------------------------------------

Joint
equal
  age                                        Policy years*
------------------------------------------------------------------------------------------------
           5    10    15    20    25    30    35    40    45    50    55    60    65    70   75+
------------------------------------------------------------------------------------------------
   15  1.000 1.000 1.000 1.001 1.002 1.005 1.010 1.022 1.048 1.102 1.210 1.415 1.702 1.957 2.000
   20  1.000 1.000 1.001 1.002 1.004 1.009 1.021 1.046 1.100 1.207 1.411 1.700 1.957 2.000 2.000
   25  1.000 1.000 1.001 1.003 1.008 1.019 1.044 1.097 1.204 1.408 1.697 1.956 2.000 2.000 2.000
   30  1.000 1.001 1.003 1.007 1.018 1.042 1.094 1.200 1.404 1.694 1.955 2.000 2.000 2.000 2.000
   35  1.000 1.002 1.006 1.016 1.039 1.091 1.197 1.400 1.692 1.954 2.000 2.000 2.000 2.000 2.000
   40  1.001 1.005 1.014 1.036 1.087 1.192 1.395 1.688 1.953 2.000 2.000 2.000 2.000 2.000 2.000
   45  1.002 1.011 1.032 1.081 1.185 1.388 1.682 1.952 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   50  1.006 1.025 1.072 1.174 1.376 1.674 1.949 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   55  1.015 1.058 1.157 1.358 1.660 1.945 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   60  1.035 1.128 1.327 1.636 1.936 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   65  1.079 1.274 1.595 1.920 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   70  1.175 1.519 1.891 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   75  1.357 1.822 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   80  1.620 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   85  1.894 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   90  1.969 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   95  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   99  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
------------------------------------------------------------------------------------------------

* Factors are portrayed for both joint equal ages and policy anniversaries, at five year intervals. See your policy for one year increments in death benefit factors.

PACIFIC SELECT
ESTATE PRESERVER       WHERE TO GO FOR MORE INFORMATION

                      ---------------------------------------------------------
The Pacific Select     For more information about Pacific Select Estate
Estate Preserver       Preserver, please call or write to us at the address
variable life          below. You should also use this address to send us any
insurance policy is    notices, forms or requests about your policy.
underwritten by
Pacific Life
Insurance Company.

                      ---------------------------------------------------------
How to contact us      Pacific Life Insurance Company
                       Client Services Department
                       700 Newport Center Drive
                       P.O. Box 7500
                       Newport Beach, California 92658-7500

                       1-800-800-7681
                       7 a.m. through 5 p.m. Pacific time

                      ---------------------------------------------------------
How to contact the     You can also find reports and other information about
SEC                    the policy and separate account from the SEC. The SEC
                       may charge you a fee for this information.

                       Public Reference Section of the SEC
                       Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov

                                Underwritten by:

                      [LOGO OF PACIFIC LIFE APPEARS HERE]

                         Pacific Life Insurance Company
                            700 Newport Center Drive
                            Newport Beach, CA 92660
                                 (800) 800-7681

                 Visit us at our web site: www.PacificLife.com


                            [LOGO OF IMSA APPEARS HERE]

                  * Membership promotes ethical market conduct for individual life insurance and annuities

15-20514-08 5/02

PACIFIC SELECT         PROSPECTUS MAY 1, 2002

ESTATE PRESERVER III
                       Pacific Select Estate Preserver III is a last survivor flexible premium variable life insurance policy issued by Pacific Life Insurance Company.

This policy is         This prospectus provides information that you should
not available in       know before buying a policy. It's accompanied by a
all states. This       current prospectus for the Pacific Select Fund, a fund
prospectus is not      that provides the underlying portfolios for the
an offer in any        variable investment options offered under the policy.
state or               Please read these prospectuses carefully and keep them
jurisdiction           for future reference.
where we're not
legally permitted      Here's a list of all of the investment options
to offer the           available under your policy:
policy.

The policy is          VARIABLE INVESTMENT OPTIONS
described in detail
in this prospectus.    Blue Chip                       International Value
The Pacific Select
Fund is described      Aggressive Growth               Capital Opportunities
in its prospectus
and in its             Emerging Markets                Mid-Cap Growth
Statement of
Additional             Diversified Research            Global Growth
Information (SAI).
No one has the         Small-Cap Equity                Equity Index
right to describe
the policy or the      International Large-Cap         Small-Cap Index
Pacific Select Fund
any differently        I-Net Tollkeeper (SM)           Real Estate
than they have been                                     (formerly called "REIT")
described in           Financial Services
these documents.                                       Inflation Managed
                       Health Sciences
You should be aware                                    Managed Bond
that the               Technology
Securities and                                         Money Market
Exchange Commission    Telecommunications
(SEC) has not                                          High Yield Bond
reviewed the policy    Multi-Strategy
for its investment                                     Equity Income
merit, and does        Large-Cap Core
not guarantee that      (formerly called               Research
the information in      "Equity Income")
this prospectus is                                     Equity
complete. It's a                                       Aggressive Equity
criminal offense to    Growth LT
say otherwise.                                         Large-Cap Value
                       Focused 30

                       Mid-Cap Value

                       FIXED OPTIONS

                       Fixed Account

                       Fixed LT Account

YOUR GUIDE TO THIS PROSPECTUS


An overview of Pacific Select Estate Preserver III                     4
------------------------------------------------------------------------
Pacific Select Estate Preserver III basics                            12
Owners, people insured by the policy, and beneficiaries               13
Policy date, monthly payment date, policy anniversary date            14
Statements and reports we'll send you                                 15
Your right to cancel                                                  15
Timing of payments, forms and requests                                16
Telephone and electronic transactions                                 17
------------------------------------------------------------------------
The death benefit                                                     18
Choosing your death benefit option                                    18
The guideline minimum death benefit                                   19
When we pay the death benefit                                         19
Comparing the death benefit options                                   20
Changing your death benefit option                                    20
Decreasing the face amount                                            21
Optional riders                                                       21
------------------------------------------------------------------------
How premiums work                                                     22
Your first premium payment                                            22
Planned periodic premium payments                                     22
Paying your premium                                                   23
Deductions from your premiums                                         23
Allocating your premiums                                              24
Limits on the premium payments you can make                           25
------------------------------------------------------------------------
Your policy's accumulated value                                       27
Calculating your policy's accumulated value                           27
Monthly deductions                                                    27
Lapsing and reinstatement                                             29
------------------------------------------------------------------------
Your investment options                                               31
Variable investment options                                           31
Fixed options                                                         36
Transferring among investment options                                 36
Transfer programs                                                     37
------------------------------------------------------------------------
Withdrawals, surrenders and loans                                     39
Making withdrawals                                                    39
Taking out a loan                                                     40
Ways to use your policy's loan and withdrawal features                41
Surrendering your policy                                              42
Policy restoration                                                    42
Estate tax waiver of surrender charge rider                           43
------------------------------------------------------------------------
General information about your policy                                 44
------------------------------------------------------------------------
Variable life insurance and your taxes                                46
------------------------------------------------------------------------
About Pacific Life                                                    50
------------------------------------------------------------------------
Financial statements of Pacific Select Exec Separate Account        SA-1
------------------------------------------------------------------------
Financial statements of Pacific Life Insurance Company              PL-1
------------------------------------------------------------------------
Appendices
Appendix A: Joint equal age                                          A-1
Appendix B: Rates per $1,000 of initial face amount                  B-1
Appendix C: Death benefit percentages                                C-1
Appendix D: Death benefit factor table                               D-1
------------------------------------------------------------------------
Where to go for more information                              back cover

                       Terms used in this prospectus
                       We've tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We've identified some of these below and the pages where you'll find an explanation of what they mean.

                       If you have any questions, please ask your registered representative or call us at 1-800-800-7681.


                       Accumulated value               27      Joint owners                      13
                       Accumulation units              34      Lapse                             29
                       Age                             13      Loan account                      40
In this prospectus,    Allocation                      24      Modified endowment contract       48
you and your mean      Assignment                      45      Monthly payment date              14
the policy holder      Beneficiary                     14      Net amount at risk                20
or owner. Pacific      Business day                    16      Net cash surrender value          42
Life, we, us and       Cash surrender value            42      Net premium                       22
our refer to           Contingent beneficiary          14      Outstanding loan amount           40
Pacific Life           Cost of insurance rate          27      Planned periodic premium          22
Insurance Company.     Death benefit                   18      Policy anniversary                14
The fund refers to     Death benefit factor            19      Policy date                       14
Pacific Select         Death benefit percentage        19      Policy year                       14
Fund. Policy means     Face amount                     18      Portfolio                         31
a Pacific Select       Fixed account                   36      Proper form                       16
Estate Preserver       Fixed LT account                36      Reinstatement                     30
III variable life      Fixed options                   36      Riders                            21
insurance policy,      General account                 51      Sales surrender target            43
unless we state        Guideline minimum death                 Separate account                  51
otherwise.              benefit                        19      Seven-pay limit                   48
                       Guideline premium limit         25      Tax code                          46
                       Illustration                    15      Unit value                        34
                       In force                        12      Variable account                  31
                       Income benefit                  44      Variable investment option        31
                       Joint equal age                 19

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER III

                       This overview tells you some key things you should know about your policy. It's designed as a summary only - please read the entire prospectus and your policy for more detailed information.

                       Some states have different rules about how life insurance policies are described or administered. The terms of your policy, or of any endorsement or rider, prevail over what's in this prospectus.

                      ---------------------------------------------------------
Pacific Select         Pacific Select Estate Preserver III is a last survivor
Estate Preserver       flexible premium variable life insurance policy.
III basics
                       . Last survivor means the policy insures the lives of
Last survivor life       two people and provides a death benefit that's
insurance may be         payable after both people have died.
appropriate for two
spouses who want to    . Flexible premium means you can vary the amount and
provide a death          frequency of your premium payments.
benefit for their
children.              . Variable means the policy's value depends on the
                         performance of the investment options you choose.
This may not be the
right kind of          . Life insurance means the policy provides a death
policy for someone       benefit to the beneficiary you choose.
who wants to

provide a death
benefit for his or     In addition to providing a death benefit that is
her spouse. In that    generally free of federal income tax, any growth in
case, a policy that    your policy's accumulated value is tax-deferred. You
insures a single       can choose from 33 variable investment options, each of
life may be more       which invests in a corresponding portfolio of the
appropriate.           Pacific Select Fund, and from two fixed options, both
                       of which provide a guaranteed minimum rate of interest.

                       You may choose to allocate net premium and accumulated
Please discuss your    value to no more than 20 investment options at any one
insurance needs and    time.
financial
objectives with        Pacific Select Estate Preserver III is designed for
your registered        long-term financial planning. Please take some time to
representative.        read the information in this prospectus before you
                       decide if this life insurance policy meets your

                    insurance needs and financial objectives.
You'll find more
about the basics of    Your right to cancel
Pacific Select         During the free look period, you have the right to
Estate Preserver       cancel your policy and return it to us or your
III starting on        registered representative for a refund. The amount of
page 13.               your refund may be more or less than the premium

                       payments you've made, depending on the state where you signed your application. If you signed your application in a state that requires us to refund premium payments, we'll hold the net premiums in the Money Market investment option until the free look transfer date.

                      ---------------------------------------------------------
The death benefit      You can choose one of four death benefit options
                       depending on what is more important to you: a larger
Your policy            death benefit or building the accumulated value of your
provides a death       policy.
benefit for your
beneficiary after      You can change your death benefit option and reduce
both of the people     your policy's face amount (with certain restrictions)
insured by the         while your policy is in force.
policy have died,
as long as your        Optional riders

policy is in force.
                       There are five optional riders that provide extra
                       benefits, some at additional cost. Not all riders are
You'll find more       available in every state, and some riders may only be
about the death        added when you apply for your policy.
benefit starting on
page 18.


                      ---------------------------------------------------------
How premiums work      Your first premium must be equal to at least 25% of the
                       sum of your premium load and your policy's monthly
Your policy gives      charges for the first year. Your planned periodic
you the flexibility    premium must be for at least $50.
to choose the
amount and             Deductions from your premiums
frequency of your      We deduct a premium load from each premium payment you
premium payments,      make. The premium load is made up of a sales load, a
within certain         state and local tax charge, and a federal tax charge.
limits.
                       Limits on the premium payments you can make

                    Federal tax law puts limits on the premium payments you
You'll find more       can make in relation to your policy's death benefit. We
about how premiums     may refuse all or part of a premium payment you make,
work starting on       or remove all or part of a premium from your policy and
page 22.               return it to you under certain circumstances.



                      ---------------------------------------------------------
Your policy's          Accumulated value is the value of your policy on any
accumulated value      business day. It is not guaranteed - it depends on the
                       performance of the investment options you've chosen,
Accumulated value      the premium payments you've made, policy charges, and
is used as the         how much you've borrowed or withdrawn from the policy.
basis for
determining policy     Monthly deductions
benefits and           We deduct a monthly charge from your policy's
charges. If there      accumulated value on each monthly payment date. The
is not enough          charge is made up of cost of insurance, an
accumulated value      administrative charge, and a mortality and expense risk
to cover policy        charge. If you add any riders, we'll add any charges
charges, your          for them to your monthly charge.
policy could lapse.
                       Lapsing and reinstatement

                    If there is not enough accumulated value to cover the
You'll find more       monthly charge on the day we make the deduction, your
about accumulated      policy may lapse - which means you'll no longer have
value starting on      any insurance coverage. If your policy is in danger of
page 27.               lapsing, we'll give you a grace period of 61 days to

                       pay the required premium. If your policy lapses at the end of the grace period, you have five years from the day it lapses to apply for a reinstatement.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER III


                    ---------------------------------------------------------
Your investment        You can choose from 33 variable investment options,
options                each of which invests in a corresponding portfolio of
                       the Pacific Select Fund. We're the investment adviser
The investment         for the Pacific Select Fund. We oversee the management
options you choose     of all the fund's portfolios and manage two of the
will affect your       portfolios directly. We've retained other portfolio
policy's               managers to manage the other portfolios. The value of
accumulated value,     each portfolio will fluctuate with the value of the
and may affect the     investments it holds, and returns are not guaranteed.
death benefit.

                       You can also choose from two fixed options, the Fixed
Your policy's          account and the Fixed LT account, both of which provide
accumulated value      a guaranteed minimum annual interest rate of 4%. We may
may be allocated to    offer a higher interest rate. If we do, we'll guarantee
up to 20 investment    that rate for one year.
options at any one
time.                  We allocate your premium payments and accumulated value
                       to the investment options you choose. Your policy's
Please review the      accumulated value will fluctuate depending on the
investment options     investment options you've chosen. You bear the
carefully and ask      investment risk of any variable investment options you
your registered        choose.
representative to
help you choose the    In some states we'll hold your premium payments in the
right ones for your    Money Market investment option until the free look
goals and risk         transfer date. Please turn to Your right to cancel for
tolerance.             details.

You'll find more       Transferring among investment options
about the              You can transfer among the investment options during
investment options     the life of your policy without paying any current
starting on page       income tax. There is currently no charge for transfers.
31.

                       You can make as many transfers as you like between variable investment options. You can also make automatic transfers from one variable investment option to another using our dollar cost averaging or portfolio rebalancing program. These programs are not available for the fixed options.

We reserve the         You can only make one transfer from each fixed option
right, in our sole     in any 12-month period. For the Fixed account, each
discretion, to         transfer may be no more than $5,000 or 25% of the
waive the transfer     accumulated value in the Fixed account, whichever is
restrictions on the    greater. For the Fixed LT account, each transfer may be
fixed options.         no more than $5,000 or 10% of the accumulated value in
Please contact us      the Fixed LT account, whichever is greater. You can
or your registered     only transfer to the fixed options in the policy month
representative to      right before each policy anniversary.
find out if a
waiver is currently    Beginning October 1, 2001, the restrictions for
in effect.             transfers from the Fixed LT account are temporarily
                       waived during the first policy year. You will be permitted to transfer any amount out of the Fixed LT account at any time during the first twelve policy months. We reserve the right to discontinue this waiver at any time. However, if the waiver is in effect on the date you sign the application for your policy, the waiver on transfer restrictions will remain in effect for your first policy year.


You'll find out        You can also make automatic transfers from the Fixed
more about our         account to other investment options during the first
automatic transfer     policy year using our first year transfer program.
programs starting
on page 37.

                      ---------------------------------------------------------
Withdrawals,           You can take out all or part of your policy's
surrenders and         accumulated value while your policy is in force by
loans                  making withdrawals or surrendering your policy. You can
                       take out a loan from us using your policy as security.
Making a               You can also use your policy's loan and withdrawal
withdrawal, taking     features to supplement your income, for example, during
out a loan or          retirement.
surrendering your
policy can change      Making withdrawals
your policy's tax      You can withdraw part of your policy's net cash
status, generate       surrender value starting on your policy's first
taxable income, or     anniversary. This reduces your policy's accumulated
make your policy       value and could affect the face amount and death
more susceptible to    benefit.
lapsing. Be sure to
plan carefully         Taking out a loan
policy benefits.       You can take out a loan from us using your policy's

                    accumulated value as security. You pay interest on the
You'll find more       amount you borrow at an annual rate of 4.5% during the
about withdrawals,     first 10 policy years and 4.25% thereafter. The
surrenders and         accumulated value used to secure your loan is set aside
loans starting on      in a loan account, where it earns interest at an annual
page 39.               rate of 4%.


                       The amount in the loan account is not available to help pay for any policy charges. Taking out a loan affects the accumulated value of your policy because the amount set aside in the loan account misses out on the potential earnings available through the investment options.

                       Surrendering your policy
                       You can surrender or cash in your policy for its net cash surrender value while either of the two people insured by the policy is still living. If you surrender your policy during the first 10 policy years, we'll apply a surrender charge.

                      ---------------------------------------------------------
Variable life          Your beneficiary generally will not have to pay federal
insurance and your     income tax on death benefit proceeds. You'll also
taxes                  generally not be taxed on any or all of your policy's
                       accumulated value unless you receive a cash

                    distribution by making a withdrawal or surrendering
There are tax          your policy.
issues to consider
when you own a life    If your policy is a modified endowment contract, all
insurance policy.      distributions you receive during the life of the policy
These are described    may be subject to tax and a 10% penalty.
in detail starting
on page 46.


                      ---------------------------------------------------------
About Pacific Life     Pacific Life is a life insurance company based in
                       California. We issue the policies. Pacific Select
When you buy a life    Distributors, Inc., our subsidiary, is the distributor
insurance policy,      of the policies.
you're relying on
the insurance          How our accounts work
company that issues    We put your premium payments in our general and
it to be able to       separate accounts. We own the assets in our accounts
meet its financial     and make the allocations to the investment options
obligations to you.    you've chosen.

You'll find more       Amounts allocated to the fixed options are held in our
about Pacific Life,    general account. Our general account includes all of
and our strength as    our assets, except for those held in our separate
a company, starting    accounts. Our ability to meet our obligations under the
on page 50.            policy is backed by our strength as an insurance

                       company.
We may use any
profit derived from    Amounts allocated to the variable investment options
any charges under      are held in our separate account. The assets in this
the policy for any     account are kept separate from the assets in our
lawful purpose,        general account and our other separate accounts, and
including our          are protected from our general creditors.
distribution and
administrative
expenses.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER III

                                              This section of the overview explains the fees and expenses associated with your Pacific Select Estate Preserver III Policy.
                                            --------------------------------------------------------------------------------
Understanding policy expenses
and cash flow                                     -------------------
                                                  Your premium
The chart to the right illustrates how
cash normally flows through a Pacific             You make a
Select Estate Preserver III policy.               premium payment                           --------------------
                                                  -------------------                       We deduct
The dark shaded boxes show the fees and           -------------------                       a premium load
expenses you pay directly or indirectly           Net premium
under your policy. These are explained            We allocate the
in the pages that follow.                         net premium to                            --------------------
                                                  the investment
In some states we'll hold your net                options you
premium payments in the Money Market              choose
investment option until the free look             -------------------
transfer date. Please turn to Your right             v                         v
to cancel for details.                      -------------------      ------------------   -----------------   -----------------
                                             Fixed options            Variable             Pacific Select      The fund
                                             We hold                  investment           Fund                deducts
                                             amounts you              options                                  advisory fees
                                             allocate to these                         --- The variable    --- and other fund
                                             options in our           We hold              investment          expenses from
                                             general account          amounts you          options invest      the portfolios
                                                                      allocate to these    in the fund's
                                                                      options in our       portfolios
                                                                      separate account
                                            -------------------      ------------------   -----------------   ------------------
                                                                                                              ------------------
                                                                                                               We deduct:
                                                                                                               . cost of
                                                                                                                 insurance
                                                                                                               . administrative
                                                                                                                 charge
                                                                               We make monthly deductions      . mortality and
                                                                           -----------------------------------   expense risk
                                                                                                                 charge
                                                                                                               . rider charges
                                                                                                              ------------------
                                                                    v
                                        ---------------     ----------------                                  ------------------
                                        Loan account         Accumulated                                       We deduct a
                                        Accumulated          value              If you make a withdrawal       withdrawal charge
                                        value set aside ----                ----------------------------------
                                        to secure a          The total value
                                        policy loan          of your policy
                                        ---------------     ----------------                                  ------------------

                                                                                                              ------------------
                                                                                If you surrender your policy   We deduct a
                                                                                during the first 10 policy     surrender charge
                                                                                years
                                                                           -----------------------------------


                                                                                                              ------------------

                      ---------------------------------------------------------
Deductions from        We deduct a premium load from each premium payment you
your premiums          make. The load is made up of three charges:


                    Sales load - 5% of each premium payment during the
The premium load is    first 10 policy years and reduced to 3% after the 10th
explained in more      policy year.
detail on page 23

                   State and local tax charge - 2.35% of each premium
                       payment.

                       Federal tax charge - 1.50% of each premium payment.

                      ---------------------------------------------------------
Deductions from        We deduct a monthly charge from your policy's
your policy's          accumulated value in the investment options on each
accumulated value      monthly payment date. This charge is made up of three
                       charges:

The monthly charge     Cost of insurance - We calculate this charge by
is explained in        multiplying the current cost of insurance rate by a
more detail            discounted net amount at risk at the beginning of each
starting on page       policy month. When the younger of the two people
27.                    insured by the policy reaches age 100, the cost of

                       insurance charge is zero -- in other words, you no
An example             longer pay any cost of insurance charge.
For a policy with:
.. a joint equal age
  of 50                Administrative charge - We deduct a charge of $16 a
.. a face amount of     month during the first five policy years, and $6 a
  $100,000             month thereafter. When the younger of the two people
.. accumulated          insured by the policy reaches age 100, the
  value of $60,000     administrative charge is zero -- in other words, you no
  after deducting      longer pay any administrative charge.
  any outstanding
  loan amount.         Mortality and expense risk charge - The mortality and
                       expense risk charge varies depending on your policy's
The monthly charge     face amount, joint equal age on the policy date and
for the face amount    accumulated value. It's made up of two components:
component of the
mortality and          . The face amount component, which we deduct every
expense risk charge      month during the first 10 policy years at a rate that
is $14.50                is based on the joint equal age and each $1,000 of
(($100,000/1,000) x      the initial face amount of your policy.
0.145).
                       . The accumulated value component, which we deduct
The monthly charge       every month during the first 20 policy years at an
for the accumulated      annual rate of 0.30% (0.025% monthly) of your
value component is       policy's accumulated value in the investment options.
$15                      During policy years 21 and thereafter, we reduce the
($60,000 x 0.025%).      annual rate to 0.10% (0.008333% monthly) of the
The charge in            accumulated value.
policy year 21 (and
thereafter) would      Riders - If you add any riders to your policy, we add
be $5                  any charges for them to your monthly charge.
($60,000 x 0.008333%)
if the policy's
accumulated value
was $60,000.

Joint equal age is
explained in
Appendix A. The
rates for the face
amount component
are shown in
Appendix B.

AN OVERVIEW OF PACIFIC SELECT ESTATE PRESERVER III

                      ---------------------------------------------------------
Withdrawal and         You can withdraw part of your policy's net cash
surrender charges      surrender value at any time starting on your policy's
                       first anniversary. There is a $25 charge for each withdrawal you make. We deduct this charge proportionately from all of your investment options. Withdrawal and
surrender charges      If you surrender or cash in your policy, or decrease
are explained in       its face amount, during the first 10 years of owning
more detail on         the policy, we'll deduct a surrender charge. The
pages 39 and 42.       surrender charge is made up of two components:

An example             . The underwriting surrender charge, which is assessed
                         at a rate that is based on the joint equal age and
For a policy that        each $1,000 of the initial face amount of your
is surrendered at        policy. The amount of the charge does not change
the end of the           during the first policy year. Starting on the first
first policy year,       policy anniversary, we reduce the charge by 0.9259% a
with:                    month until it reaches zero at the end of 10 policy
.. a joint equal age      years.
  of 50
.. an initial face      . The sales surrender charge, which, during the first
  amount of              policy year, equals the smaller of the following
  $100,000.              amounts:

The underwriting         . 25% of the premium payments you've made, or
surrender charge is
$520.                    . 25% of the sales surrender target, which is based
                           on the joint equal age of the people insured by the
The sales surrender        policy for each $1,000 of a policy's initial face
target is $1,274.          amount.
The maximum sales
surrender charge is    The sales surrender charge increases until the premiums
$318.50.               you pay reach the sales surrender target. In the 13th
                       month you own your policy, we reduce the sales
The underwriting       surrender charge so that it is 99.0741% of the charge
surrender charge       as calculated above. After that, we reduce it by
and sales surrender    0.9259% a month until it reaches zero at the end of 10
target rates appear    policy years.
in Appendix B.

We explain the         Subject to state availability, if your policy
Estate tax waiver      application is signed after June 6, 2001, your policy
of surrender charge    has an Estate tax waiver of surrender charge rider.
rider in more          This rider gives you a conditional right to surrender
detail under           the policy without paying any surrender charge.
Withdrawals,
surrenders and
loans.

                      ---------------------------------------------------------
Fees and expenses      The Pacific Select Fund pays advisory fees and other
paid by the            expenses. These are deducted from the assets of the
Pacific Select Fund    fund's portfolios and may vary from year to year. They
                       are not fixed and are not part of the terms of your

                    policy. If you choose a variable investment option,
You'll find more       these fees and expenses affect you indirectly because
about the Pacific      they reduce portfolio returns.
Select Fund
starting on page       Advisory fee
31, and in the         Pacific Life is the investment adviser to the fund. The
fund's prospectus,     fund pays an advisory fee to us for these services. The
which accompanies      table below shows the advisory fee as a annual
this prospectus.       percentage of each portfolio's average daily net
                       assets.

                       Other expenses


                       The table below shows the advisory fee and fund expenses as an annual percentage of each portfolio's average daily net assets, based on the year 2001 unless otherwise noted. To help limit fund expenses, effective July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. For each portfolio, our right to repayment of amounts waived and/or reimbursed is limited to amounts that do not cause such expenses to exceed the new 0.10% expense cap and, except for portfolios that started on or after October 2, 2000, that do not exceed the previously established 0.25% expense cap with respect to expenses incurred through December 31, 2001. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2002.

                       In 2001, Pacific Life reimbursed $42,185 to the Aggressive Growth Portfolio, $32,032 to the Financial Services Portfolio, $4,249 to the Health Sciences Portfolio, $28,084 to the Technology Portfolio, $24,277 to the Telecommunications Portfolio, $12,603 to the Capital Opportunities Portfolio, $9,417 to the Mid-Cap Growth Portfolio and $59,355 to the Global Growth Portfolio. In 2001, Pacific Life recouped $13,202 from the I-Net Tollkeeper Portfolio, $16,714 from the Strategic Value Portfolio, $5,499 from the Focused 30 Portfolio and $27,505 from the Small-Cap Index Portfolio for adviser's reimbursements in 2000 under the expense limitation agreement.



                   -------------------------------------------------------------------------------------
                                                                                 Less
                                             Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                   -------------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                   Blue Chip/1/              0.95     0.05     0.04     1.04      --           1.04
                   Aggressive Growth/1/      1.00     0.18     0.06     1.24     (0.08)        1.16
                   Emerging Markets/1/       1.10     0.22     --       1.32      --           1.32
                   Diversified Research/1/   0.90     0.04     0.02     0.96      --           0.96
                   Small-Cap Equity/1/       0.65     0.05     --       0.70      --           0.70
                   International Large-Cap   1.05     0.09     --       1.14      --           1.14
                   I-Net Tollkeeper/2/       1.40     0.07     --       1.47      --           1.47
                   Financial Services/1/     1.10     0.20     0.04     1.34     (0.09)        1.25
                   Health Sciences/1/        1.10     0.11     0.03     1.24     (0.01)        1.23
                   Technology                1.10     0.21     --       1.31     (0.11)        1.20
                   Telecommunications        1.10     0.29     --       1.39     (0.18)        1.21
                   Multi-Strategy/1/         0.65     0.04     0.01     0.70      --           0.70
                   Large-Cap Core/1/         0.65     0.04     0.02     0.71      --           0.71
                    (formerly Equity
                    Income)
                   Strategic Value           0.95     0.10     --       1.05      --           1.05
                   Growth LT/1/              0.75     0.04     0.03     0.82      --           0.82
                   Focused 30/1/             0.95     0.11     --       1.06      --           1.06
                   Mid-Cap Value/1/          0.85     0.04     0.11     1.00      --           1.00
                   International Value       0.85     0.08     --       0.93      --           0.93
                   Capital Opportunities/1/  0.80     0.13     0.01     0.94     (0.01)        0.93
                   Mid-Cap Growth/1/         0.90     0.12     0.01     1.03     (0.02)        1.01
                   Global Growth/1/          1.10     1.04     0.01     2.15     (0.35)        1.80
                   Equity Index              0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index           0.50     0.07     --       0.57      --           0.57
                   Real Estate               1.10     0.05     --       1.15      --           1.15
                    (formerly REIT)
                   Inflation Managed/1/      0.60     0.07     --       0.67      --           0.67
                   Managed Bond/1/           0.60     0.05     --       0.65      --           0.65
                   Money Market              0.33     0.03     --       0.36      --           0.36
                   High Yield Bond/1/        0.60     0.04     --       0.64      --           0.64
                   Equity Income/3/          0.95     0.15     --       1.10     (0.05)        1.05
                   Research/3/               1.00     0.12     --       1.12     (0.02)        1.10
                   Equity                    0.65     0.05     --       0.70      --           0.70
                   Aggressive Equity/1/      0.80     0.07     0.04     0.91      --           0.91
                   Large-Cap Value/1/        0.85     0.03     0.02     0.90      --           0.90
                   -------------------------------------------------------------------------------------


                       /1/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.00% for the Blue Chip Portfolio, 1.10% for the Aggressive Growth Portfolio, 1.31% for the Emerging Markets Portfolio, 0.94% for the Diversified Research Portfolio, 0.69% for the Small-Cap Equity Portfolio, 1.20% for the Financial Services Portfolio, 1.20% for the Health Sciences Portfolio, 0.69% for the Multi-Strategy Portfolio, 0.69% for the Large-Cap Core Portfolio, 0.79% for the Growth LT Portfolio, 1.05% for the Focused 30 Portfolio, 0.89% for the Mid-Cap Value Portfolio, 0.91% for the Capital Opportunities Portfolio, 1.00% for the Mid-Cap Growth Portfolio, 1.76% for the Global Growth Portfolio, 0.66% for the Inflation Managed Portfolio, 0.64% for the Managed Bond Portfolio, 0.63% for the High Yield Bond Portfolio, 0.87% for the Aggressive Equity Portfolio and 0.88% for the Large-Cap Value Portfolio.


                       /2/ Effective January 1, 2002, advisory fee is reduced
                           from the annual rate of 1.50% of average daily net assets to 1.40%.


                       /3/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2001 because the portfolios started after December 31, 2001.


                       + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

PACIFIC SELECT ESTATE PRESERVER III BASICS

                       When you buy a Pacific Select Estate Preserver III life insurance policy, you're entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your policy, applications to change or reinstate the policy, any amendments, riders or endorsements to your policy, and specification pages.

Policy amendments      When we approve your signed application, we'll issue
and endorsements       your policy. If your application does not meet our
are a part of your     underwriting and administrative requirements, we can
policy and confirm     reject it or ask you for more information. Once we
changes you or we      receive your first premium payment, and any contractual
make to the policy.    and administrative requirements have been met, we'll
                       consider your policy to be in force. Our obligations
Specification pages    under the policy begin when the policy is in force and
summarize              has been delivered to you.
information
specific to your       Your policy will be in force until one of the following
policy at the time     happens:
the policy is          . both people insured by the policy die
issued.                . the grace period expires and your policy lapses, or
                       . you surrender your policy.

Riders provide         If your policy is not in force when both people insured
extra benefits,        by the policy die, we are not obligated to pay the
some at additional     death benefit proceeds to your beneficiary.
cost. Not all
riders are             Pacific Select Estate Preserver III is a last survivor
available in every     flexible premium variable life insurance policy that
state and some         insures the lives of two people and pays death benefit
riders may only be     proceeds after both people have died.
added when you
apply for your         Under a flexible premium life insurance policy, you
policy.                have the flexibility to choose the amount and frequency
                       of your premium payments. You must, however, pay enough
Last survivor life     premiums to cover the ongoing cost of policy benefits.
insurance may be
appropriate for two    A premium load is deducted from each premium payment
spouses who want to    you make. The resulting net premium is allocated to the
provide a death        investment options you choose, and becomes part of your
benefit for their      policy's accumulated value.
children.
                       Charges are deducted from the accumulated value each
This may not be the    month to help cover the cost of the policy's death
right kind of          benefit and other expenses. If there is not enough
policy for someone     accumulated value to cover the monthly charge on the
who wants to           day we make the deduction, your policy may lapse after
provide a death        a grace period - which means you'll no longer have any
benefit for his or     insurance coverage.
her spouse. In that
case, a policy that    Investment earnings will increase your policy's
insures a single       accumulated value, while investment losses will
life may be more       decrease it. The premium payments you'll be required to
appropriate.           make to keep your policy in force will be influenced by
                       the investment results of the investment options you've
Please discuss your    chosen.
insurance needs and
financial
objectives with
your registered
representative.

In some states
we'll hold your net
premium payments in
the Money Market
investment option
until the free look
transfer date.
Please turn to Your
right to cancel for
details.

                      ---------------------------------------------------------
Owners, people         Owners
insured by the         The owner is the person named on the application who
policy, and            makes the decisions about the policy and its benefits
beneficiaries          while it's in force. You can own a policy by yourself
                       or with someone else. Two or more owners are called
                       joint owners. You need the signatures of all owners for
Please consult your    all policy transactions.
financial advisor
or a lawyer about      If one of the joint owners dies, the surviving owners
designating            will hold all rights under the policy. If the last
ownership              joint owner dies, his or her estate will own the policy
interests.             unless you've given us other instructions.

                       A policy can also be owned by an institution, trust,
                       corporation or group or sponsored arrangement. These
If you would like      owners often buy more than one policy, which may
to change the owner    qualify them for reduced charges or lower premium
of your policy,        payments.
please contact us
or your registered     We may reduce or waive the sales load or surrender
representative for     charges on policies sold to our directors or employees,
a change of owner      to any of our affiliates, or to trustees, employees or
form. We can           affiliates of the fund.
process the change
only if we receive     You can change the owner of your policy by completing a
your instructions      change of owner form. Once we've received and recorded
in writing.            your request, the change will be effective as of the
                       day you signed the change of owner form.

                       People insured by the policy
                       This policy insures the lives of two people who are between the ages of 20 and 85 at the time you apply for your policy, and who have given us satisfactory evidence of insurability. Your policy refers to these people as the insureds. The policy pays death benefit proceeds after both of these people have died.

Risk classes are       Each person to be insured by the policy is assigned an
usually based on       underwriting or insurance risk class which we use to
age, gender, health    calculate cost of insurance and other charges. We
and whether or not     normally use the medical or paramedical underwriting
the person to be       method to assign underwriting or insurance risk
insured by the         classes, which may require a medical examination. We
policy smokes. Most    may, however, use other forms of underwriting if we
insurance companies    think it's appropriate.
use similar risk
classification         When we use a person's age in policy calculations, we
criteria.              generally use his or her age as of the nearest policy
                       date, and we add one year to this age on each policy
When we refer to       anniversary date. For example, when we talk about
age throughout this    someone "reaching age 100", we're referring to the
prospectus, we're      policy anniversary date closest to that person's 100th
using the word as      birthday, not to the day when he or she actually turns
we've defined it       100.
here, unless we
tell you otherwise.

PACIFIC SELECT ESTATE PRESERVER III BASICS

                       Beneficiaries
                       The beneficiary is the person, people, entity or entities you name to receive the death benefit proceeds. Here are some things you need to know about naming beneficiaries:

                       . You can name one or more primary beneficiaries who
                         each receive an equal share of the death benefit
                         proceeds unless you tell us otherwise. If one
                         beneficiary dies, his or her share will pass to the
                         surviving primary beneficiaries in proportion to the
                         share of the proceeds they're entitled to receive,
                         unless you tell us otherwise.
If you would like
to change the          . You can also name a contingent beneficiary for each
beneficiary of your      primary beneficiary you name. The contingent
policy, please           beneficiary will receive the death benefit proceeds
contact us or your       if the primary beneficiary dies.
registered
representative for     . You can choose to make your beneficiary permanent
a change of              (sometimes called irrevocable). You cannot change a
beneficiary form.        permanent beneficiary's rights under the policy
We can process the       without his or her permission.
change only if we
receive your           . If none of your beneficiaries is still living when
instructions in          the death benefit proceeds are payable, you as the
writing.                 policy owner will receive the proceeds. If you're no
                         longer living, the proceeds will go to your estate.

                       . You can change your beneficiary at any time while
                         either person insured by the policy is still living, and while the policy is in force. The change will be effective as of the day you signed the change of beneficiary form.

                      ---------------------------------------------------------
Policy date,           Your policy date
monthly payment        This is usually the day we approve your policy
date, policy           application. It's also the beginning of your first
anniversary date       policy year. Your policy's monthly, quarterly, semi-
                       annual and annual anniversary dates are based on your
                       policy date.
In Massachusetts,
the policy date is     The policy date is set so that it never falls on the
known as the issue     29th, 30th or 31st of any month. We'll apply your first
date.                  premium payment as of your policy date or as of the day
                       we receive your premium, whichever is later.

                       Backdating your policy
In Ohio, your          You can have your policy backdated up to six months, as
policy can be          long as we approve it. Backdating in some cases may
backdated only         lower your cost of insurance rates since these rates
three months.          are based on the ages of the people insured by the
                       policy. Your first premium payment must cover the premium load and monthly charges for the period between the backdated policy date and the day your policy is issued.

                       Your monthly payment date
                       This is the day we deduct the monthly charges from your policy's accumulated value. The first monthly payment date is your policy date, and it's the same day each month thereafter. Monthly charges are explained in the section called Your policy's accumulated value.

                       Your policy anniversary date
                       This is the same day as your policy date every year after we issue your policy. A policy year starts on your policy date and each anniversary date, and ends on the day before the next anniversary date.

                      ---------------------------------------------------------
Statements and         We send the following statements and reports to policy
reports                owners:
we'll send you
                       . a confirmation for many financial transactions,
We can create            usually including premium payments and transfers,
customized               loans, loan repayments, withdrawals and surrenders.
hypothetical             Monthly deductions and scheduled transactions made
illustrations of         under the dollar cost averaging and portfolio
benefits under your      rebalancing programs are reported on your quarterly
policy based on          policy statement.
different
assumptions.           . a quarterly policy statement. The statement will tell
                         you the accumulated value of your policy by
We'll send you one       investment option, cash surrender value, the amount
policy illustration      of the death benefit, the policy's face amount, and
free of charge each      any outstanding loan amount. It will also include a
policy year if you       summary of all transactions that have taken place
ask for one. We          since the last quarterly statement, as well as any
reserve the right        other information required by law.
to charge $25 for
additional            . supplemental schedules of benefits and planned
illustrations.          periodic premiums. We'll send these to you if you
                        change your policy's face amount or change any of the policy's other benefits.

                       . financial statements, at least annually or as
                         required by law, of the separate account and Pacific Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund.

                      ---------------------------------------------------------
Your right to          During the free look period, once your policy is in
cancel                 force you have the right to cancel (or refuse) your
                       policy and return it to us or your registered
There are special      representative for a refund.
rules for the free
look period in         The amount of your refund may be more or less than the
certain states.        premium payments you've made, depending on the state
Here are some          where you signed your application. We'll always deduct
examples:              any outstanding loan amount from the amount we refund
.. In California the    to you.
  free look period
  ends 30 days         You'll find a complete description of the free look
  after you receive    period that applies to your policy on the policy's
  your policy if       cover sheet, or on a notice that accompanied your
  you're 60 years      policy. Generally, the free look period ends on the
  old or over or if    latest of the following:
  you're replacing
  another life         . 10 days after you receive your policy (20 days for
  insurance policy.      many states if you are replacing another life
.. In Colorado the        insurance policy)
  free look period     . 10 days after we mail or deliver this prospectus
  ends after 15          which includes a notice of your right of withdrawal
  days.                . 45 days after you complete and sign your policy
.. In North Dakota        application.
  the free look
  period ends after    In most states, your refund will be based on the
  20 days.             accumulated value of your policy. In these states,
.. Pennsylvania         we'll allocate your net premiums to the investment
  requires that you    options you've chosen. If you exercise your right to
  exercise your        cancel, your refund will be:
  right to cancel
  your policy          . any charges or taxes we've deducted from your
  within 10 days         premiums
  after you receive    . the net premiums allocated to the fixed options
  it, regardless of    . the accumulated value allocated to the variable
  the date you           investment options
  signed your          . any monthly charges and fees we've deducted from your
  application.           policy's accumulated value in the variable investment
                         options.
Please call us or
your registered        In some states we're required to refund the premium
representative if      payments you've made. If you sign your application in
you have questions     one of these states, we'll hold the net premiums in the
about your right to    Money Market investment option until the free look
cancel your policy.    transfer date. On that day, we'll transfer the
                       accumulated value in the Money Market investment option to the investment options you've chosen.

                       The free look transfer date is the latest of the following:

                       . 15 days after we issue your policy
                       . 45 days after you complete and sign your policy
                         application
                       . the day we receive your minimum initial premium . when we consider your policy to be in force.

PACIFIC SELECT ESTATE PRESERVER III BASICS

                      ---------------------------------------------------------
Timing of payments,    Effective date
forms and requests     Once your policy is in force, the effective date of
                       payments, forms and requests you send us is usually
A business day,        determined by the day and time we receive the item in
called a valuation     proper form at the mailing address that appears on the
date in your           back cover of this prospectus.
policy, is any day
that the New York      Planned periodic premium payments, loan requests,
Stock Exchange and     transfer requests, loan payments or withdrawal or
our life insurance     surrender requests that we receive in proper form
client services        before 4:00 p.m. Eastern time on a business day will
offices are open.      normally be effective as of the end of that day, unless
It usually ends at     the transaction is scheduled to occur on another
4:00 p.m. Eastern      business day. If we receive your payment or request on
time.                  or after 4:00 p.m. Eastern time on a business day, your
                       payment or request will be effective as of the end of
The New York Stock     the next business day. If a scheduled transaction falls
Exchange is usually    on a day that is not a business day, we'll process it
closed on weekends     as of the end of the next business day.
and on the
following days:        Other forms, notices and requests are normally
.. New Year's Day,      effective as of the next business day after we receive
  Martin Luther        them in proper form, unless the transaction is
  King, Jr. Day,       scheduled to occur on another business day. Change of
  President's Day,     owner and beneficiary forms are effective as of the day
  Good Friday,         you sign the change form, once we receive them in
  Memorial Day,        proper form.
  July Fourth,
  Labor Day,           Proper form
  Thanksgiving Day     We'll process your requests once we receive all
  and Christmas        letters, forms or other necessary documents, completed
  Day,                 to our satisfaction. Proper form may require, among
and                    other things, a signature guarantee or some other proof
.. the Friday before    of authenticity. We do not generally require a
  New Year's Day,      signature guarantee, but we may ask for one if it
  July Fourth or       appears that your signature has changed, if the
  Christmas Day if     signature does not appear to be yours, if we have not
  that holiday         received a properly completed application or
  falls on a           confirmation of an application, or for other reasons to
  Saturday             protect you and us.
.. the Monday
  following New        When we make payments and transfers
  Year's Day, July     We'll normally send the proceeds of transfers,
  Fourth or            withdrawals, loans, surrenders, exchanges and death
  Christmas Day if     benefit payments within seven days after the effective
  that holiday         date of the request in proper form. We may delay
  falls on a Sunday    payments and transfers, or the calculation of payments
unless unusual         and transfers based on the value in the variable
business conditions    investment options under unusual circumstances, for
exist, such as the     example, if:
ending of a monthly
or yearly              . the New York Stock Exchange closes on a day other
accounting period.       than a regular holiday or weekend
                       . trading on the New York Stock Exchange is restricted
Our client services    . an emergency exists as determined by the SEC, as a
offices are also         result of which the sale of securities is not
usually closed on        practicable, or it is not practicable to determine
the following days:      the value of a variable account's assets, or
.. the Monday before    . the SEC permits a delay for the protection of policy
  New Year's Day,        owners.
  July Fourth, or
  Christmas Day, if    We may delay transfers and payments from the fixed
  any of these         options, including the proceeds from withdrawals,
  holidays falls on    surrenders and loans, for up to six months. We'll pay
  a Tuesday            interest at an annual rate of at least 4% on any
                       withdrawals or surrender proceeds from the fixed
                       options that we delay for 30 days or more.
.. the Tuesday
  before Christmas     We pay interest at an annual rate of at least 4% on
  Day if that          death benefit proceeds, calculated from the day the
  holiday falls on     last surviving person insured by the policy dies to the
  a Wednesday          day we pay the proceeds.
.. the Friday after
  New Year's Day,
  July Fourth or
  Christmas Day, if
  any of these
  holidays falls on
  a Thursday
.. the Friday after
  Thanksgiving.

Call us or contact
your registered
representative if
you have any
questions about the
proper form
required for a
request.

To request payment
of death benefit
proceeds, send us
proof of death and
payment
instructions.

                      ---------------------------------------------------------
Telephone and          You can make loans or transfers, and give us
electronic             instructions regarding the dollar cost averaging
transactions           program or portfolio rebalancing program, by telephone
                       any time after the free look period as long as we have
Please ask your        your signed authorization form on file.
registered
representative for     Certain registered representatives are able to give us
more information       instructions electronically if authorized by you. You
regarding              may appoint your registered representative to give us
electronic             instructions on your behalf by completing and filing a
transactions.          telephone and electronic authorization form with us.

                       Here are some things you need to know about telephone and electronic transactions:

                       . You must complete a telephone and electronic
                         authorization form.
                       . If your policy is jointly owned, all joint owners
                         must sign the telephone and electronic authorization. We'll take instructions from any owner or anyone you appoint.
                       . We may use any reasonable method to confirm that your
                         telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

                       We'll send you a written confirmation of each telephone and electronic transaction.

                       Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next business day or when service has resumed.

                       When you send us your telephone and electronic authorization form, you agree that:

                       . we can accept and act upon instructions you or anyone
                         you appoint give us over the telephone or electronically
                       . neither we, any of our affiliates, the Pacific Select
                         Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures
                       . you bear the risk of any loss that arises from your
                         right to make loans or transfers over the telephone or electronically.

THE DEATH BENEFIT

                       We'll pay death benefit proceeds to your beneficiary after the last surviving person insured by the policy dies while the policy is still in force. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.

Your policy's          This policy offers four death benefit options, Options
initial amount of      A, B, C and D. The option you choose will generally
insurance coverage     depend on which is more important to you: a larger
is its initial face    death benefit or building the accumulated value of your
amount. We             policy.
determine the face
amount based on        Here are some things you need to know about the death
instructions           benefit:
provided in your
application.           . You choose your death benefit option on your policy
                         application.
The minimum face
amount when a          . If you do not choose a death benefit option, we'll
policy is issued is      assume you've chosen Option A.
usually $100,000,
but we may reduce      . The death benefit will always be the greater of the
this in some             death benefit under the option you choose or the
circumstances.           guideline minimum death benefit.

You'll find your       . The death benefit will never be lower than the face
policy's face            amount of your policy if you've chosen Option A, B or
amount, which            D. Of course, the death benefit proceeds will always
includes any             be reduced by any outstanding loan amount.
increases or
decreases, in the      . We'll pay the death benefit proceeds to your
specification pages      beneficiary when we receive proof of the deaths of
in your policy.          both of the people insured by the policy.

                      ---------------------------------------------------------
Choosing your death    You can choose one of the following four options for
benefit option         the death benefit on your application. The graphs below
                       help you compare the options using several hypothetical examples.

                       Option A - the         Option B - the face amount of
                       face amount of         your policy plus its accumulated
                       your policy.           value.


                       [ILLUSTRATION          [ILLUSTRATION APPEARS HERE]
                       APPEARS HERE]
                                              The death benefit changes as
                                              your policy's accumulated value
                                              changes. The better your
                                              investment options perform, the
                                              larger the death benefit will
                                              be.

                       Option C - the         Option D - the face amount of
                       face amount of         your policy multiplied by a
                       your policy plus       death benefit factor.
                       the total premiums
                       you've paid minus
                       any withdrawals or     [ILLUSTRATION APPEARS HERE]
                       distributions
                       made.                  The death benefit gradually
                                              increases over time no matter
                                              how your investment options
                       [ILLUSTRATION          perform, as long as there is
                       APPEARS HERE]          enough accumulated value to keep
                                              your policy in force.
                       The more premiums
                       you pay and the
                       less you withdraw,
                       the larger the
                       death benefit will
                       be.

                      ---------------------------------------------------------
                       How we calculate the death benefit for
                       Option D

                       If you choose Option D, we'll calculate the death benefit by multiplying the face amount by a death benefit factor. The death benefit factor is a number from 1.0 to 2.0. A factor of 1.0 means the death benefit equals the face amount. A factor of 2.0 means the death benefit is two times the face amount.

                       The factor changes on each policy anniversary and is based on the joint equal age of the people insured by the policy and the number of completed policy years. Joint equal age is a calculation that blends the ages and insurance risks of the two people insured by the policy. Generally, the death benefit factor will reach the maximum of 2.0 when joint equal age plus the number of completed policy years is between 85 and 90. You'll find more information about how we calculate joint equal age in Appendix A.

                       You'll find more information about the death benefit factor in Appendix D and in your policy.

                      ---------------------------------------------------------
The guideline          The guideline minimum death benefit is the minimum
minimum death          death benefit needed for your policy to qualify as life
benefit                insurance under Section 7702 of the Internal Revenue
                       Code. If the amount of the death benefit under the
If your policy's       option you choose is less than the guideline minimum
death benefit is       death benefit, we'll adjust your death benefit to equal
equal to the           the guideline minimum death benefit.
guideline minimum
death benefit, and     We calculate the guideline minimum death benefit by
the net amount at      multiplying the accumulated value of your policy by a
risk is more than      death benefit percentage. This percentage is based on
three times the        the age of the younger person insured by the policy,
death benefit on       and will increase over time. You'll find a table of
the policy date, we    guideline minimum death benefit percentages in Appendix
may reduce the         C.
death benefit by
making withdrawals
from your policy.

We will not charge
you our usual $25
withdrawal fee, but
the withdrawals may
be taxable. Please
turn to
Withdrawals,
surrenders and
loans for
information about
making withdrawals.

                      ---------------------------------------------------------
When we pay the        We calculate the amount of the death benefit proceeds
death benefit          as of the end of the day the last surviving person
                       insured by the policy dies. If that person dies on a
Your beneficiary       day that is not a business day, we calculate the
can choose to          proceeds as of the next business day.
receive the death
benefit proceeds in    Your policy's beneficiary must send us proof that both
a lump sum or use      people insured by the policy died while the policy was
it to buy an income    in force, along with payment instructions. If both
benefit. Please see    people insured by the policy die at the same time, or
the discussion         if it's not clear who died first, we'll assume the
about income           younger of the two died first.
benefits in General
information about      Death benefit proceeds equal the total of the death
your policy.           benefits provided by your policy and any riders you've
                       added, minus any outstanding loan amount, minus any
It is important        overdue charges.
that we have a
current address for    We'll pay interest at an annual rate of at least 4% on
your beneficiary so    the death benefit proceeds, calculated from the day the
that we can pay        last surviving person insured by the policy dies to the
death benefit          day we pay the proceeds. In some states we may pay a
proceeds promptly.     higher rate of interest if required by law.
If we cannot pay
the proceeds to
your beneficiary
within five years
of the death of the
last surviving
person insured by
the policy, we'll
be required to pay
them to the state.

THE DEATH BENEFIT

                      ---------------------------------------------------------
Comparing the death    The tables below compare the death benefits provided by
benefit options        the policy's four death benefit options. The examples
                       are intended only to show differences in death benefits
                       and net amounts at risk. Accumulated value assumptions
                       may not be realistic.

Example A assumes      These examples show that each death benefit option
the following:         provides a different level of protection. Keep in mind
                       that cost of insurance charges, which affect your
.. the people           policy's accumulated value, increase with the amount of
  insured by the       the death benefit, as well as over time. The cost of
  policy are male      insurance is charged at a rate per $1,000 of the
  and female non-      discounted net amount at risk. As the net amount at
  smokers, each age    risk increases, your cost of insurance increases.
  45 at the time       Accumulated value also varies depending on the
  the policy was       performance of the investment options in your policy.
  issued
.. face amount is
  $1,000,000
.. accumulated value    -------------------------------------------------------------------------------------------
  at year 20 is        Example A                               The death benefit is the larger
  $600,000                                                       of these two amounts
.. total premiums                                               -------------------------------
  paid into the        Death                                   Death benefit   Guideline       Net amount at risk
  policy at year 20    benefit     How it's                    under           minimum         used for cost of
  is $300,00           option      calculated                  the option      death benefit   insurance charge
.. the death benefit    --------------------------------------------------------------------------------------------
  percentage for       Option A    Face amount                  $1,000,000       $720,000         $396,736.94
  the guideline        Option B    Face amount plus
  minimum death                    accumulated value            $1,600,000       $720,000         $994,779.11
  benefit of 120%      Option C    Face amount plus
.. the death benefit                premiums less distributions  $1,300,000       $720,000         $695,758.03
  factor for Option    Option D    Face amount times
  D at year 20 is                  death benefit factor         $1,084,000       $720,000         $480,462.85
  108.4%               -------------------------------------------------------------------------------------------
.. the guideline        -------------------------------------------------------------------------------------------
  minimum death        Example B                                The death benefit is the larger
  benefit is                                                    of these two amounts
  $720,000                                                      -------------------------------
  (accumulated         Death                                    Death benefit   Guideline       Net amount at risk
  value times a        benefit     How it's                     under           minimum         used for cost of
  death benefit        option      calculated                  the option      death benefit   insurance charge
  percentage factor    --------------------------------------------------------------------------------------------
  of 120%)             Option A    Face amount                  $1,000,000      $1,680,000        $274,518.06
                       Option B    Face amount plus
Example B uses the                 accumulated value            $2,400,000      $1,680,000        $992,168.66
same assumptions as    Option C    Face amount plus
Example A, but has                 premiums less distributions  $1,300,000      $1,680,000        $274,518.06
accumulated            Option D    Face amount times
value of                           death benefit factor         $1,084,000      $1,680,000        $274,518.06
$1,400,000. Because    -------------------------------------------------------------------------------------------
accumulated value
has increased, the
guideline minimum
death benefit is
now $1,680,000
($1,400,000 times a
death benefit
factor of 120%).

                      ---------------------------------------------------------
Changing your death    You can change your death benefit option after your
benefit option         fifth policy year. Here's how it works:

We will not change     . You can change the death benefit once in any policy
your death benefit       year.
option if it means     . You must send us your request in writing.
your policy will be    . You can only change to Option A or Option B.
treated as a           . The change will become effective on the first monthly
modified endowment       payment date after we receive your request. If we
contract, unless         receive your request on a monthly payment date, we'll
you've told us in        process it that day.
writing that this      . The face amount of your policy will change by the
would be acceptable      amount needed to make the death benefit under the new
to you. Modified         option equal the death benefit under the old option
endowment contracts      just before the change. We will not let you change
are discussed in         the death benefit if doing so means the face amount
Variable life            of your policy will become less than $100,000. We may
insurance and your       waive this minimum amount under certain
taxes.                   circumstances.
                       . Changing the death benefit option can also affect the
Net amount at risk       monthly cost of insurance charge since this charge
is the difference        varies with the net amount at risk.
between the death      . The new death benefit option will be used in all
benefit that would       future calculations.
be payable if both
people insured by
the policy died,
and the accumulated
value of your
policy.

                      ---------------------------------------------------------
Decreasing the face    You can decrease your policy's face amount starting on
amount                 the first policy anniversary as long as we approve it.
                       Here's how it works:
Decreasing the face
amount may affect      . You can decrease the face amount as long as at least
your policy's tax        one of the people insured by the policy is still
status. To ensure        living.
your policy            . You can only decrease the face amount once in any
continues to             policy year.
qualify as life        . You must send us your request in writing while your
insurance, we might      policy is in force.
be required to         . The decrease will become effective on the first
return part of your      monthly payment date after we receive your request.
premium payments to      If we receive your request on a monthly payment date,
you, or make             we'll process it that day.
distributions from     . Decreasing the face amount can affect the monthly
the accumulated          cost of insurance charge since this charge varies
value, which may be      with the net amount at risk.
taxable.               . We can refuse your request to make the face amount
                         less than $100,000. We can waive this minimum amount
We will not              in certain situations, such as group or sponsored
decrease the face        arrangements.
amount if it means
your policy will be    If you decrease your face amount in the first 10 years
treated as a           of the policy, we'll deduct a surrender charge from
modified endowment     your policy's accumulated value. Please turn to
contract, unless       Withdrawals, surrenders and loans for information about
you've told us in      how we calculate surrender charges.
writing that this
would be acceptable
to you.

For more
information, please
see Variable life
insurance and your
taxes.


                    ---------------------------------------------------------
Optional riders        There are five optional riders that provide extra
We offer other         benefits, some at additional cost. Not all riders are
variable life          available in every state, and some riders may only be
insurance policies     added when you apply for your policy.

which provide
insurance              . Last survivor added protection benefit
protection on the        Provides level or varying term insurance on the two
lives of two people      people insured by the policy.
or on the life of
one person. The        . Individual annual renewable term rider
loads and charges        Provides level or varying term insurance on either or
on these policies        both people insured by the policy.
may be different.
Combining a policy     . Enhanced policy split option rider
and a rider,             Available only to married couples, it splits the
however, may be          policy into two individual policies without evidence
more economical          of insurability under certain circumstances.
than adding another
policy. It may also    . Policy split option rider
be more economical       Splits the policy into two individual policies with
to provide an            evidence of insurability.
amount of insurance
coverage through a     . Accelerated living benefits rider
policy alone.            Gives the policy owner access to a portion of the
                         policy's death benefit if the last surviving person
Ask your registered      insured by the policy has been diagnosed with a
representative for       terminal illness resulting in a life expectancy of
more information         six months or less (or longer than six months in some
about the riders         states).
available with the
policy, or about         Certain restrictions may apply and are described in the
other kinds of life      rider or benefit. We'll add any rider charges to the
insurance policies       monthly charge we deduct from your policy's accumulated
offered by Pacific       value.
Life.

There may be tax
consequences if you
exercise your
rights under the
Accelerated living
benefits rider or
either of the two
Policy split option
riders. Please see
Variable life
insurance and your
taxes for more
information.


Samples of the
provisions for the
extra optional
benefits are
available from us
upon written
request.

HOW PREMIUMS WORK

                       Your policy gives you the flexibility to choose the amount and frequency of your premium payments.

The amount,            We usually set the amount of your first premium
frequency, and         payment. You can schedule the amount and frequency of
period of time over    remaining premium payments within certain limits. Each
which you make         premium payment must be at least $50.
premium payments
may affect whether     We deduct a premium load from each premium payment, and
your policy will be    then allocate your net premium to the investment
classified as a        options you've chosen. Depending on the performance of
modified endowment     your investment options, and on how many withdrawals,
contract, or no        loans or other policy features you've taken advantage
longer qualifies as    of, you may need to make additional premium payments to
life insurance for     keep your policy in force.
tax purposes. See
Variable life
insurance and your
taxes for more
information.

                      ---------------------------------------------------------
Your first premium     We usually require you to make a minimum initial
payment                premium payment that's equal to at least 25% of the sum
                       of your premium load and your policy's monthly charges for the first year.

                       The amount of the monthly charge and premium load are calculated based on your policy's face amount and the age, smoking status, gender (unless unisex cost of insurance rates apply), and risk classes of the people insured by your policy.

                       We describe premium load later in this section. You'll find an explanation of the monthly charge in Your policy's accumulated value.

                       If we do not receive the minimum initial premium payment within 20 days after we issue your policy, we can cancel the policy and refund any partial premium payment you've made. We may waive the 20 day requirement in some cases.

                      ---------------------------------------------------------
Planned periodic       You can schedule the amount and frequency of your
premium payments       premium payments. We refer to scheduled premium
                       payments as your planned periodic premium. Here's how
Even if you pay all    it works:
your premiums when
they're scheduled,     . On your application, you choose a fixed amount of at
your policy could        least $50 for each premium payment.

lapse if the
accumulated value,     . You indicate whether you want to make premium
less any                 payments annually, semi-annually, or quarterly. You
outstanding loan         can also choose monthly payments using our monthly
amount, is not           electronic funds transfer plan, which is described
enough to pay your       below.


monthly charges.
Turn to Your           . We send you a notice to remind you of your scheduled
policy's                 premium payment (except for monthly electronic funds
accumulated value        transfer plan payments, which are paid
for more                 automatically). While you do not have to make the
information.             premium payments you've scheduled, not making a
                         premium payment may have an impact on any financial objectives you may have set for your policy's accumulated value and death benefit, and could cause your policy to lapse.


                       . We'll treat any payment you make during the life of
                         your policy as a premium, not as a loan repayment, unless you tell us otherwise.

                    ---------------------------------------------------------
Paying your premium    Premium payments must be made in a form acceptable to
                       us before we can process it. You may pay your premium:

                        .  by personal check, drawn on a U.S. bank

                        . by cashier's check, money order, and traveler's checks in single denominations of $10,000 or more if they originate in a U.S. bank

                        . by cashier's checks of less than $10,000 for non-qualified IRC Section 1035(a) exchanges, that are requested by Pacific Life

                        . by third party check, when there is a clear connection of the third party to the underlying transaction

                        .  wire transfers that originate in U.S. banks.

                       We may not accept premium payments in the following forms:

                        .  cash

                        . credit card or check drawn against a credit card account

                        . cashier's check, money order or traveler's checks in single denominations of less than $10,000

                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks, even if the payment may be effected through a U.S. bank

                        . third party check, if there is not a clear connection of the third party to the underlying transaction

                        .  wires that originate from foreign bank accounts.

                       All unacceptable forms of premium payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. If you make premium payments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the free look period may be delayed until we receive confirmation in our administrative office that your check has cleared.

                       Monthly electronic funds transfer plan (formerly "Uni-check plan")


                       Once you've made your first premium payment, you can make monthly premium payments using our electronic funds transfer plan. Here's how it works:


                       . you authorize us to withdraw a specified amount from
                         your checking account each month

                       . you can choose any day between the 4th and 28th of
                         the month

                       . if you do not specify a day for us to make the
                         withdrawal, we'll withdraw the premium payment on your policy's monthly anniversary. If your policy's monthly anniversary falls on the 1st, 2nd or 3rd of the month, we'll withdraw the payment on the 4th of each month.

                      ---------------------------------------------------------
Deductions from        We deduct a premium load from each premium payment you
your premiums          make. The load is made up of three charges:

Your net premium is    Sales load
your premium           During the first 10 years of your policy, we deduct a
payment less the       5% sales load from each premium payment you make. The
premium load.          sales load is reduced to 3% after the 10th policy year.

                       This charge helps pay for the cost of distributing our policies and is guaranteed not to increase. If our sales and distribution expenses are more than the sales load, we can recover these expenses from other charges, such as the mortality and expense risk charge and the surrender charge, and from any mortality gains.

HOW PREMIUMS WORK

                       State and local tax charge
                       We deduct 2.35% from each premium payment to pay state and local premium and other taxes. The actual taxes we pay vary from state to state, and in some instances, among municipalities. This rate approximates the average rate we pay for all states. We do not expect to profit from this charge, and do not expect to change the rate unless the rate we pay increases.

                       Federal tax charge

                       We deduct 1.50% from each premium payment to compensate us for certain costs associated with federal taxes. We reserve the right to change this rate to respond to changes in law.


                      ---------------------------------------------------------
Allocating your        We generally allocate your net premiums to the
premiums               investment options you've chosen on your application on
                       the day we receive them. We currently limit your
There are special      allocations to 20 investment options at one time.
restrictions when
allocating premiums    When we allocate your first premium depends on the
to the Fixed LT        state where you signed your policy application. If you
account.               signed your application in a state that requires us to
                       return the premiums you've paid, we'll hold your net
Please turn to Your    premiums in the Money Market investment option until
investment options     the free look transfer date, and then transfer them to
for more               the investment options you've chosen.
information about
the investment         If you signed your application in a state that requires
options.               refunds to be based on accumulated value, we allocate
                       net premiums to the investment options you've chosen on the day we receive them or your policy date, if later.

                       Portfolio optimization


Portfolio              Pacific Life and Ibbotson Associates, one of the
optimization is an     premier firms in designing asset allocation-based
asset allocation       investment strategies, developed five model portfolios,
service we offer       each comprised of a carefully selected combination of
for use with your      Pacific Select Fund portfolios. The portfolios are
policy. Asset          selected by evaluating the asset classes represented by
allocation is the      the underlying securities holdings of the portfolios
distribution of        and combining portfolios to combine major types of
investments among      asset classes based on historical asset performance and
asset classes and      attribution analysis in a way intended to optimize
involves decisions     returns given a particular level of risk tolerance. The
about which asset      analysis is accomplished by using a state-of-the-art
classes should be      program and a statistical analytical technique known as
selected and how       "mean-variance optimization". This portfolio
much of the total      optimization analysis is performed each year to help
accumulated value      maintain the risk/return profile of the models.
should be allocated
to each asset          If you select a portfolio optimization model, your
class. The theory      initial net premium payment (in the case of a new
of portfolio           application) or accumulated value, as applicable, will
optimization is        be allocated to the investment options according to the
that                   model you select. Subsequent net premium payments will
diversification        also be allocated accordingly, unless otherwise
among asset classes    instructed by you in writing. If you choose, you can
can help reduce        rebalance your accumulated value quarterly, semi-
volatility over the    annually, or annually to maintain the asset allocation
long-term.             given in your portfolio optimization model. If you also
                       allocate part of your net premium payment or
The actual             accumulated value outside the model, rebalancing is
percentage             only permitted within the model. Each model may change
allocations within     and investment options may be added to or deleted from
the portfolio model    a model as a result of the annual analysis.
that matches your
investment profile
are described in
the investment
policy statement
for that model. You
should consult with
your financial
adviser or
investment
professional to
assist you in
determining which
model meets your
financial needs,
investment time
horizon, and is
consistent with
your risk comfort
level.

Unless you provide     To enroll in portfolio optimization, you must submit to
written                us, together with any other required forms, a
authorization, we      completed, signed and dated portfolio optimization
will not               acknowledgment contained in the investment policy
automatically          statement. The investment policy statement describes
adjust your            the portfolio optimization model that matches your
accumulated value      investment profile, based on the responses you provide
and net premium        regarding your financial needs, investment time horizon
payments among         and risk comfort level, on the investor profile
investment options     questionnaire. Your financial advisor or investment
to reflect updates     professional can assist you in completing the proper
to the model. You      forms. We have the right to terminate or change the
may change your        portfolio optimization service at any time.
allocations at any
time by writing or     Although the models are designed to optimize returns
sending a fax. If      given the various levels of risk, there is no assurance
we have your           that a model portfolio will not lose money or that
completed telephone    investment results will not experience some volatility.
and electronic         Historical market and asset class performance may
authorization form     differ in the future from the historical performance
on file, you can       upon which the models are built. Also, allocation to a
call us at 1-800-      single asset class may outperform a model, so that you
800-7681 or submit     would have been better off in an investment option or
a request              options representing a single asset class than in a
electronically         model. The value of the variable accounts will
through your           fluctuate, and when redeemed, may be worth more or less
appointed agent. Or    than the original cost.
you can ask your
registered
representative to
contact us.


                      ---------------------------------------------------------
Limits on the          Federal tax law puts limits on the amount of premium
premium payments       payments you can make in relation to your policy's
you can make           death benefit. These limits apply in the following
                       situations:
Before you buy a
policy, you can ask    . If accepting the premium means your policy will no
us or your               longer qualify as life insurance for federal income
registered               tax purposes.
representative for
a personalized         The total amount you can pay in premiums and still have
illustration that      your policy qualify as life insurance is your policy's
will show you the      guideline premium limit. The sum of the premiums paid,
guideline single       less any withdrawals, at any time cannot exceed the
premium and            guideline premium limit, which is the greater of:
guideline level
annual premiums.       . the guideline single premium or
                       . the sum of the guideline level annual premiums.

                       Your policy's guideline single premium and guideline level annual premiums appear on your policy's specification pages.

                       We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your policy's guideline premium limit. If we find that you've exceeded your guideline premium limit, we may remove all or part of a premium you've paid from your policy as of the day we applied it, and return it to you. We'll adjust the death benefit retroactively to that date to reflect the reduction in premium payments.

You'll find a         . If applying the premium in that policy year means your
detailed discussion     policy will become a modified endowment contract.
of modified
endowment contracts    A life insurance policy will become a modified
in Variable life       endowment contract if the sum of premium payments made
insurance and your     during the first seven contract years, less a portion
taxes.                 of withdrawals, exceeds the seven-pay limit defined in
                       Section 7702A of the Internal Revenue Code.

                       Unless you've told us in writing that you want your policy to become a modified endowment contract, we'll remove all or part of the premium payment from your policy as of the day we applied it and return it to you. We'll also adjust the death benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 20 days before your policy anniversary, we'll hold it and apply it to your policy on the anniversary date.

HOW PREMIUMS WORK

                       In both of these situations, if we remove an excess premium from your policy, we'll return the premium amount to you no later than 60 days after the end of that policy year. We may adjust the amount for interest or for changes in accumulated value that relate to the amount of the excess premium payment we're returning to you.

                       If we do not return the premium amount to you within that time, we'll increase your policy's death benefit retroactively, to the day we applied the premium, and prospectively, so that it's always the amount necessary to ensure your policy qualifies as life insurance, or to prevent it from becoming a modified endowment contract. If we increase your death benefit, we'll adjust cost of insurance or rider charges retroactively and prospectively to reflect the increase.

Net amount at risk    . If applying the premium payment to your policy will
is the difference       increase the net amount at risk. This will happen if
between the death       your policy's death benefit is equal to the guideline
benefit that would      minimum death benefit or would be equal to it once we
be payable if both      applied your premium payment.
people insured by
the policy died and    We may choose to accept your premium payment in this
the accumulated        situation, but before we do so, we may require
value of your          satisfactory evidence of the insurability of the two
policy.                people insured by the policy.

                       We will not accept premium payments after the youngest person insured by the policy reaches age 100.

YOUR POLICY'S ACCUMULATED VALUE

Accumulated value      Accumulated value is the value of your policy on any
is used as the         business day.
basis for
determining policy     We use it to calculate how much money is available to
benefits and           you for loans and withdrawals, and how much you'll
charges.               receive if you surrender your policy. It also affects
                       the amount of the death benefit if you choose a death benefit option that's calculated using accumulated value.

                       The accumulated value of your policy is not guaranteed - it depends on the performance of the investment options you've chosen, the premium payments you've made, policy charges and how much you've borrowed or withdrawn from the policy.

                      ---------------------------------------------------------
Calculating your       Your policy's accumulated value is the total amount
policy's               allocated to the variable investment options and the
accumulated value      fixed options, plus the amount in the loan account.

                       We determine the value allocated to the variable investment options on any business day by multiplying the number of accumulation units for each variable investment option credited to your policy on that day, by the variable investment option's unit value at the end of that day. The process we use to calculate unit values for the variable investment options is described in Your investment options.

                      ---------------------------------------------------------
Monthly deductions     We deduct a monthly charge from your policy's
                       accumulated value in the investment options each
If there is not        monthly payment date.
enough accumulated
value to pay the       Unless you tell us otherwise, we deduct the monthly
monthly charge,        charge from the investment options that make up your
your policy could      policy's accumulated value, in proportion to the
lapse. The             accumulated value you have in each option. This charge
performance of the     is made up of three charges:
investment options
you choose, not        Cost of insurance
making planned         This charge is for providing you with life insurance
premium payments,      protection. Like other policy charges, we may profit
or taking out a        from the cost of insurance charge and may use these
loan all affect the    profits for any lawful purpose such as the payment of
accumulated value      distribution and administrative expenses.
of your policy.
                       There are maximum or guaranteed cost of insurance rates
You'll find a          associated with your policy. When the younger of the
discussion about       two people insured by your policy reaches age 100, the
when your policy       guaranteed cost of insurance rate is zero - in other
might lapse, and       words, you no longer pay any cost of insurance.
what you can do to
reinstate it, later    The guaranteed rates include the insurance risks
in this section.       associated with insuring two people. They are
                       calculated using 1980 Commissioners Standard Ordinary
                       Mortality Tables or the 1980 Commissioners Ordinary
                       Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the ages, gender and risk classes of the people insured by the policy unless unisex rates are required.

                       Our current cost of insurance rates are based on the ages, risk classes and genders (unless unisex rates are required) of the two people insured by the policy. These rates generally increase as the ages of the two people increase, and they vary with the number of years the policy has been in force. Our current rates are lower than the guaranteed rates and they will not exceed the guaranteed rates in the future.

YOUR POLICY'S ACCUMULATED VALUE


                      ---------------------------------------------------------
                       How we calculate cost of insurance

                       We calculate cost of insurance by multiplying the current cost of insurance rate by a discounted net amount at risk at the beginning of each policy month.

                       Net amount at risk for the cost of insurance calculation is the difference between a discounted death benefit that would be payable if both people insured by the policy died, and the accumulated value of your policy. We calculate it in two steps:

                       . Step 1: we divide the death benefit that would be
                         payable at the beginning of the policy month by 1.00327374.

                       . Step 2: we subtract your policy's accumulated value
                         at the beginning of the policy month from the amount we calculated in step 1.

                       Administrative charge
                       We deduct a charge of $16 a month during the first five policy years to help cover the costs of administering and maintaining our policies. After five policy years, we reduce this charge to $6 a month. We guarantee that this charge will not increase. However, for policies issued in New Jersey, we guarantee that the administrative charge will never exceed $16 a month. When the younger of the two people insured by the policy reaches age 100, the administrative charge is zero - in other words, you no longer pay any administrative charge.

                       If you buy additional Pacific Select Estate Preserver III policies that insure the same two people, we will not deduct the administrative charge from the additional policies. Instead, we'll deduct $200 from each policy's first premium payment to help cover our processing costs.

                       Mortality and expense risk charge
                       Mortality risk is the chance that the people insured by policies we've issued do not live as long as expected. This means the cost of insurance charges specified in the policies may not be enough to pay out actual claims.

                       Expense risk is the chance that our actual administrative and operating expenses are more than expenses we expected.

                       The mortality and expense risk charge helps compensate us for these risks. It has two components, which are described in the box on the following page. We guarantee this charge will not increase.

                       Charges for optional riders
                       If you add any riders to your policy, we add any charges for them to your monthly charge.

                      ---------------------------------------------------------
An example             How we calculate the mortality and expense risk charge

For a policy with:     The mortality and expense risk charge has two
.. a joint equal age    components: a face amount component and an accumulated
  of 50                value component.
.. a face amount of
  $100,000             . Face amount component We deduct a face amount
.. accumulated value      component every month during the first 10 policy
  of $60,000 after       years, at a rate that is based on the joint equal age
  deducting any          on the policy date and each $1,000 of the initial
  outstanding loan       face amount of your policy. The rates for the face
  amount.                amount component are shown in Appendix B. Joint equal
                         age is a calculation that combines the ages and
The monthly charge       insurance risks of the two people insured by the
for the face amount      policy, and is explained in Appendix A.
component is $14.50
(($100,000/1,000)      . Accumulated value component We deduct an accumulated
x 0.145).                value component every month during the first 20
                         policy years at an annual rate of 0.30% (0.025%
The monthly charge       monthly) of your policy's accumulated value in the
for the accumulated      investment options. During policy years 21 and
value component is       thereafter, we reduce the annual rate to 0.10%
$15 ($60,000 x           (0.008333% monthly) of the accumulated value. For the
0.025%). The charge      purposes of this charge, the amount of accumulated
in policy year 21        value is calculated on the monthly payment date after
(and thereafter)         we deduct the cost of insurance and charges for any
would be $5              optional riders.
($60,000 x
..008333%) if the
policy's
accumulated value
was $60,000.

                      ---------------------------------------------------------
Lapsing and            Your policy will lapse if there is not enough
reinstatement          accumulated value, after subtracting any outstanding
                       loan amount, to cover the monthly charge on the day we make the deduction. Your policy's accumulated value is affected by the following:

                       . loans or withdrawals you make from your policy . not making planned premium payments
                       . the performance of your investment options
                       . charges under the policy.

                       There is no guarantee that your policy will not lapse even if you pay your planned periodic premium.

                       If there is not enough accumulated value to pay the total monthly charge, we deduct the amount that's available and send you, and anyone you've assigned your policy to, a notice telling you the minimum amount you have to pay to keep your policy in force. This minimum amount is equal to three times the monthly charge that was due on the monthly payment date when there was not enough accumulated value to pay the charge.

                       We'll give you a grace period of 61 days from when we send the notice to pay the required premium. Your policy will remain in force during the grace period.

                       If you do not make the minimum payment
                       If we do not receive your payment within the grace period, your policy will lapse with no value. This means we'll end your life insurance coverage.

YOUR POLICY'S ACCUMULATED VALUE


                       If you make the minimum payment
                       If we receive your payment within the grace period, we'll allocate your net premium to the investment options you've chosen and deduct the monthly charge from your investment options in proportion to the accumulated value you have in each option.

Remember to tell us    If your policy is in danger of lapsing and you have an
if a payment is a      outstanding loan amount, you may find that making the
premium payment or     minimum payment would cause the total premiums paid to
a loan repayment.      exceed the maximum amount for your policy's face amount
                       under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your policy from lapsing, you'll have to repay a portion of your outstanding loan amount.

                       How to avoid future lapsing
                       To stop your policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a loan, you may want to repay a portion if it.

                       Paying death benefit proceeds during the grace period If the last surviving person insured by the policy dies during the grace period, we'll pay death benefit proceeds to your beneficiary. We'll reduce the payment by any unpaid monthly charges and any outstanding loan amount.

                       Reinstating a lapsed policy
                       If your policy lapses, you have five years from the end of the grace period to apply for a reinstatement. We'll reinstate it if you send us the following:

                       . a written application

                       . evidence satisfactory to us that the two people
                         insured by the policy are still insurable

                       . a premium payment sufficient to keep your policy in
                         force for three months after the day your policy is reinstated

                       . payment of all unpaid monthly charges that were due
                         in the grace period.

                       We'll reinstate your policy as of the first monthly payment date on or after the day we approve the reinstatement. When we reinstate your policy, its accumulated value will be the same as it was on the day your policy lapsed. We'll allocate it according to your most recent premium allocation instructions.

                       Reinstating a lapsed policy with an outstanding loan amount
                       If you had an outstanding loan amount when your policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your policy. There are special rules that apply to reinstating a policy with an outstanding loan amount:

                       . If we reinstate your policy on the first monthly
                         payment date that immediately follows the lapse, we'll also reinstate the loan amount that was outstanding the day your policy lapsed.

                       . If we reinstate your policy on any monthly payment
                         date other than the monthly payment date that immediately follows the lapse, we'll deduct the outstanding loan amount from your policy's accumulated value. This means you will no longer have an outstanding loan amount when your policy is reinstated.

YOUR INVESTMENT OPTIONS

                       This section tells you about the investment options available under your policy and how they work.

You can change your    We put your premium payments in our general and
premium allocation     separate accounts. We own the assets in our accounts
instructions by        and allocate your net premiums, less any charges, to
writing or sending     the investment options you've chosen. Amounts allocated
a fax. If we have      to the fixed options are held in our general account.
your completed         Amounts allocated to the variable investment options
telephone and          are held in our separate account.

electronic
authorization form     You choose your initial investment options on your
on file, you can       application. If you choose more than one investment
call us at 1-800-      option, you must tell us the dollar amount or
800-7681 or submit     percentage you want to allocate to each option. You can
a request              change your premium allocation instructions at any
electronically         time.
through your
appointed agent. Or    The investment options you choose, and how they
you can ask your       perform, will affect your policy's accumulated value
registered             and may affect the death benefit. Please review the
representative to      investment options carefully and ask your registered
contact us.            representative to help you choose the right ones for
                       your goals and tolerance for risk. Make sure you
You'll find            understand any costs you may pay directly and
information about      indirectly on your investment options because they will
when we allocate       affect the value of your policy.
net premiums to
your investment
options in How
premiums work.

Your policy's
accumulated value
may be allocated to
up to 20 investment
options at any one
time.

                       ---------------------------------------------------------

Variable investment    You can choose from 33 variable investment options.
options                Each variable investment option is set up as a variable
                       account under our separate account and invests in a
Variable investment    corresponding portfolio of the Pacific Select Fund.
options are also       Each portfolio invests in different securities and has
known as variable      its own investment goals, strategies and risks. The
accounts. These        value of each portfolio will fluctuate with the value
variable accounts      of the investments it holds, and returns are not
are divisions of       guaranteed. Your policy's accumulated value will
our separate           fluctuate depending on the investment options you've
account. We bear       chosen. You bear the investment risk of any variable
the direct             investment options you choose.

operating expenses
of our separate        The following chart is a summary of the Pacific Select
account. For more      Fund portfolios. You'll find detailed descriptions of
information about      the portfolios in the Pacific Select Fund prospectus
how these accounts     that accompanies this prospectus. There's no guarantee
work, see              that a portfolio will achieve its investment objective.
About Pacific Life.    You should read the fund prospectus carefully before
                       investing.
We're the
investment adviser
for the Pacific
Select Fund. We
oversee the
management of all
the fund's
portfolios, and
manage two of the
portfolios
directly. We've
retained other
portfolio managers
to manage the other
portfolios.

YOUR INVESTMENT OPTIONS



PORTFOLIO                INVESTMENT GOAL           THE PORTFOLIO'S                        PORTFOLIO
                                                   MAIN INVESTMENTS                       MANAGER
Blue Chip                Long-term growth of       Equity securities of "blue chip"       A I M Capital
                         capital. (Current income  companies and related derivatives.     Management, Inc.
                         is of secondary           Blue chip companies fall within the
                         importance.)              largest 85% of publicly traded
                                                   companies listed in the U.S.

Aggressive Growth        Long-term growth of       Equity securities of small- and        A I M Capital
                         capital.                  medium-sized growth companies.         Management, Inc.

Emerging Markets         Long-term growth of       Equity securities of companies that    Alliance Capital
                         capital.                  are located in countries generally     Management L.P.
                                                   regarded as "emerging market"
                                                   countries.

Diversified Research     Long-term growth of       Equity securities of U.S. companies    Capital Guardian
                         capital.                  and securities whose principal markets Trust Company
                                                   are in the U.S.

Small-Cap Equity         Long-term growth of       Equity securities of small companies.  Capital Guardian
                         capital.                                                         Trust Company

International Large-Cap  Long-term growth of       Equity securities of large non-U.S.    Capital Guardian
                         capital.                  companies and securities whose         Trust Company
                                                   principal markets are outside of the
                                                   U.S.

I-Net Tollkeeper         Long-term growth of       Equity securities of companies which   Goldman Sachs
                         capital.                  use, support, or relate directly or    Asset Management
                                                   indirectly to use of the Internet.
                                                   Such companies include those in the
                                                   media, telecommunications, and
                                                   technology sectors.

Financial Services       Long-term growth of       Equity securities in the financial     INVESCO
                         capital.                  services sector (including             Funds Group, Inc.
                                                   derivatives). Such companies include
                                                   banks, insurance companies, brokerage
                                                   firms and other finance-related firms.

Health Sciences          Long-term growth of       Equity securities in the health        INVESCO
                         capital.                  sciences sector (including             Funds Group, Inc.
                                                   derivatives). Such companies include
                                                   medical equipment or supplies,
                                                   pharmaceuticals, health care
                                                   facilities and other health sciences-
                                                   related firms.

Technology               Long-term growth of       Equity securities in the technology    INVESCO
                         capital.                  sector (including derivatives). Such   Funds Group, Inc.
                                                   companies include biotechnology,
                                                   communications, computers,
                                                   electronics, Internet
                                                   telecommunications, networking,
                                                   robotics, video and other technology-
                                                   related firms.

Telecommunications       Long-term growth of       Equity securities in the               INVESCO
                         capital. (Current income  telecommunications sector (including   Funds Group, Inc.
                         is of secondary           derivatives). Such as companies that
                         importance.)              offer telephone service, wireless
                                                   communications, satellite
                                                   communications, television and movie
                                                   programming, broadcasting and Internet
                                                   access.

Multi-Strategy           High total return.        A mix of equity and fixed income       J.P. Morgan
                                                   securities.                            Investment
                                                                                          Management Inc.

Large-Cap Core           Long-term growth of       Equity securities of large dividend-   J.P. Morgan
 (formerly called        capital and income.       paying U.S. companies.                 Investment
 Equity Income)                                                                           Management Inc.

Strategic Value          Long-term growth of       Equity securities with the potential   Janus Capital
                         capital.                  for long-term growth of capital.       Management LLC

Growth LT                Long-term growth of       Equity securities of a large number of Janus Capital
                         capital consistent with   companies of any size.                 Management LLC
                         the preservation of
                         capital.

Focused 30               Long-term growth of       Equity securities selected for their   Janus Capital
                         capital.                  growth potential.                      Management LLC

PORTFOLIO              INVESTMENT GOAL            THE PORTFOLIO'S                        PORTFOLIO
                                                  MAIN INVESTMENTS                       MANAGER
Mid-Cap Value          Capital appreciation.      Equity securities of medium-sized U.S. Lazard Asset
                                                  companies believed to be undervalued.  Management

International Value    Long-term capital          Equity securities of relatively large  Lazard Asset
                       appreciation primarily     companies located in developed         Management
                       through investment in      countries outside of the U.S.
                       equity securities of
                       corporations domiciled in
                       countries other than the
                       U.S.

Capital Opportunities  Long-term growth of        Equity securities with the potential   MFS Investment
                       capital.                   for long-term growth of capital.       Management

Mid-Cap Growth         Long-term growth of        Equity securities of medium-sized      MFS Investment
                       capital.                   companies believed to have above-      Management
                                                  average growth potential.

Global Growth          Long-term growth of        Equity securities of any size located  MFS Investment
                       capital.                   within and outside of the U.S.         Management

Equity Index           Investment results that    Equity securities of companies that    Mercury Advisors
                       correspond to the total    are included in or representative of
                       return of common stocks    the Standard & Poor's 500 Composite
                       publicly traded in the     Stock Price Index (including
                       U.S.                       derivatives).

Small-Cap Index        Investment results that    Equity securities of companies that    Mercury Advisors
                       correspond to the total    are included in or representative of
                       return of an index of      the Russell 2000 Index (including
                       small capitalization       derivatives).
                       companies.

Real Estate            Current income and long-   Equity securities of companies in the  Morgan Stanley
 (formerly called      term capital               U.S. real estate industry, including   Asset Management
 "REIT")               appreciation.              real estate investment trusts (REITs)
                                                  and real estate operating companies
                                                  (REOCs).

Inflation Managed      Maximize total return      Inflation-indexed bonds of varying     Pacific
                       consistent with prudent    maturities issued by the U.S. and non  Investment
                       investment management.     U.S. governments, their agencies and   Management
                                                  government sponsored enterprises, and  Company
                                                  corporations, forward contracts and
                                                  derivative instruments relating to
                                                  such securities.

Managed Bond           Maximize total return      Medium and high-quality fixed income   Pacific
                       consistent with prudent    securities with varying terms to       Investment
                       investment management.     maturity and derivatives relating to   Management
                                                  such securities or related indices.    Company

Money Market           Current income consistent  Highest quality money market           Pacific Life
                       with preservation of       instruments believed to have limited
                       capital.                   credit risk.

High Yield Bond        High level of current      Fixed income securities with lower and Pacific Life
                       income.                    medium-quality credit ratings and
                                                  intermediate to long terms to
                                                  maturity.

Equity Income           Current income. (Capital  Equity securities of large U.S.        Putnam
                        growth is of secondary    companies with a focus on income-      Investment
                        importance.)              producing securities believed to be    Management, Inc.
                                                  undervalued by the market.

Research                Long-term growth of       Equity securities of large U.S.        Putnam
                        capital.                  companies with potential for capital   Investment
                                                  appreciation.                          Management, Inc.

Equity                 Capital appreciation.      Equity securities of large U.S.        Putnam
                       (Current income is of      growth-oriented companies.             Investment
                       secondary importance.)                                            Management, Inc.

Aggressive Equity      Capital appreciation.      Equity securities of small and medium- Putnam
                                                  sized companies.                       Investment
                                                                                         Management, Inc.

Large-Cap Value        Long-term growth of        Equity securities of large U.S.        Salomon Brothers
                       capital. (Current income   companies.                             Asset Management
                       is of secondary                                                   Inc
                       importance.)

YOUR INVESTMENT OPTIONS


An example
                       Calculating unit values
You ask us to          When you choose a variable investment option, we credit
allocate $6,000 to     your policy with accumulation units. The number of
the Inflation          units we credit equals the amount we've allocated
Managed investment     divided by the unit value of the variable account.
option on a            Similarly, the number of accumulation units in your
business day. At       policy will be reduced when you make a transfer,
the end of that        withdrawal or loan from a variable investment option,
day, the unit value    and when your monthly charges are deducted.
of the variable
account is $15.        The value of an accumulation unit is the basis for all
We'll credit your      financial transactions relating to the variable
policy with 400        investment options. We calculate the unit value for
units ($6,000          each variable account once every business day, usually
divided by $15).       at or about 4:00 p.m. Eastern time.

The value of an        Generally, for any transaction, we'll use the next unit
accumulation unit      value calculated after we receive your written request.
is not the same as     If we receive your written request before 4:00 p.m.
the value of a         Eastern time, we'll use the unit value calculated as of
share in the           the end of that business day. If we receive your
underlying             request on or after 4:00 p.m. Eastern time, we'll use
portfolio.             the unit value calculated as of the end of the next
                       business day.
For information
about timing of        If a scheduled transaction falls on a day that is not a
transactions, see      business day, we'll process it as of the end of the
Pacific Select         next business day. For your monthly charge, we'll use
Estate Preserver       the unit value calculated on your monthly payment date.
III basics.            If your monthly payment date does not fall on a
                       business day, we'll use the unit value calculated as of the end of the next business day.

                       The unit value calculation is based on the following:

                       . the investment performance of the underlying
                         portfolio
                       . any dividends or distributions paid by the underlying
                         portfolio
                       . any charges for any taxes that are, or may become,
                         associated with the operation of the variable account.

                       The unit value of a variable account will change with the value of its corresponding Pacific Select Fund portfolio. Changes in the unit value of a variable account will not change the number of accumulation units credited to your policy.

                       A look at performance
                       Performance information may appear in advertisements, sales literature, or reports to policy owners or prospective buyers.

                       Information about the performance of any variable account of the separate account reflects only the performance of a hypothetical policy. The calculations are based on allocating the hypothetical policy's accumulated value to the variable account during a particular time period.

                       Performance information is no guarantee of how a variable account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the fund in which the variable account invests, and the market conditions during the period of time that's shown.

                       We may show performance information in any way that's allowed under the law that applies to it. This may include presenting a change in accumulated value due to the performance of one or more variable accounts, or as a change in a policy owner's death benefit.

                       We may show performance as a change in accumulated value over time or in terms of the average annual compounded rate of return on accumulated value. This would be based on allocating premium payments for a hypothetical policy to a particular variable account over certain periods of time, including one year, or from the day the variable account started operating. If a portfolio has existed for longer than its corresponding variable account, we may also show the hypothetical returns that the variable account would have achieved had it invested in the portfolio from the day the portfolio started operating.

                       Performance may reflect the deduction of all policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different death benefit options will result in different expenses for the cost of insurance, and the varying expenses will result in different accumulated values.

                       Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the policy is surrendered and do not reflect any deduction of the surrender charge.

                       In our advertisements, sales literature and reports to policy owners, we may compare performance information for a variable account to:

                       . other variable life separate accounts, mutual funds,
                         or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria
                       . the Consumer Price Index, to assess the real rate of
                         return from buying a policy by taking inflation into consideration.

                       Reports and promotional literature may also contain our rating or a rating of our claims-paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

You'll find more       Fees and expenses paid by the Pacific Select Fund
about Pacific          The Pacific Select Fund pays advisory fees and other
Select Fund fees       expenses. These are deducted from the assets of the
and expenses in An     fund's portfolios and may vary from year to year. They
overview of Pacific    are not fixed and are not part of the terms of your
Select Estate          policy. If you choose a variable investment option,
Preserver III.         these fees and expenses affect you indirectly because
                       they reduce portfolio returns. The fund is governed by its own Board of Trustees.

YOUR INVESTMENT OPTIONS


                      ---------------------------------------------------------
Fixed options          You can also choose from two fixed options: the Fixed
                       account and the Fixed LT account. The fixed options
The fixed options      provide a guaranteed minimum annual rate of interest.
are not securities,    The amounts allocated to the fixed options are held in
so they do not fall    our general account.
under any
securities act. For    Here are some things you need to know about the fixed
this reason, the       options:
SEC has not
reviewed the           . Accumulated value allocated to the fixed options earn
disclosure in this       interest on a daily basis, using a 365-day year. Our
prospectus about         minimum annual interest rate is 4%.
these options.         . We may offer a higher annual interest rate on the
However, other           fixed options. If we do, we'll guarantee the higher
federal securities       rate for one year.
laws may apply to      . There are no investment risks or direct charges.
the accuracy and       . There are limitations on when and how much you can
completeness of the      transfer from the fixed options. These limitations
disclosure about         are described below in Transferring among investment
these options. For       options.
more information       . We may place a limit of $1,000,000 on amounts
about the general        allocated to the Fixed LT account in any 12-month
account, see About       period. This includes allocations of net premium,
Pacific Life.            transfers, and loan repayments for all Pacific Life
                         policies you own. Any allocations in excess of $1,000,000 will be allocated to your other investment options according to your most recent instructions.
                         We may increase the $1,000,000 limit at any time at our sole discretion. To find out if a higher limit is in effect, ask your registered representative or contact us.


                      ---------------------------------------------------------
Transferring among     You can transfer among your investment options any time
investment options     during the life of your policy without triggering any
                       current income tax. You can make transfers by writing
If your state          to us, by making a telephone or electronic transfer, or
requires us to         by signing up for one of our automatic transfer
refund your            programs. You'll find more information about making
premiums when you      telephone and electronic transfers in Pacific Select
exercise your right    Estate Preserver III basics.
to cancel, you can
make transfers and     Transfers will normally be effective as of the end of
use transfer           the business day we receive your written, telephone or
programs only after    electronic request.
the free look
transfer date. For     Here are some things you need to know about making
more information,      transfers:
please see Pacific
Select Estate          . Your policy's accumulated value may be invested in up
Preserver III            to 20 investment options at one time.
basics.                . If you're making transfers between variable

                      investment options, there is no minimum amount
If you live in           required and you can make as many transfers as you
Connecticut,             like.
Georgia, Maryland,     . You can make transfers from the variable investment
North Carolina,          options to the fixed options only in the policy month
North Dakota, or         right before each policy anniversary.
Pennsylvania, you      . You can only make one transfer in any 12-month
can make a transfer      period from each fixed option, except if you've
to the fixed             signed up for the first year transfer program. Such
options any time         transfers are limited to:
during the first 18      . $5,000 or 25% of your policy's accumulated value in
months of your             the Fixed account
policy.                  . $5,000 or 10% or your policy's accumulated value in
                           the Fixed LT account.


We reserve the          Beginning October 1, 2001, the restrictions for
right, in our sole      transfers from the Fixed LT account are temporarily
discretion, to          waived during the first policy year. You will be
waive the transfer      permitted to transfer any amount of the Fixed LT
restrictions on the     account at any time during the first twelve policy
fixed options.          months. We reserve the right to discontinue this waiver
Please contact us       at any time. However, if the waiver is in effect on the
or your registered      date you sign the application for your policy, the
representative to       waiver on transfer restrictions will remain in effect
find out if a           for your first policy year.

waiver is currently     . Currently, there is no charge for making a transfer
in effect.                but we may charge you in the future.
                        . There is no minimum required value for the investment
You'll find more          option you're transferring to or from.
about the first
year transfer
program later in
this section.

                       . You cannot make a transfer if your policy is in the
                         grace period and is in danger of lapsing.
                       . We can restrict or suspend transfers.
                       . We may choose to impose limits on transfer amounts,
                         the value of the investment options you're transferring to or from, or the number and frequency of transfers you can make.

                      ---------------------------------------------------------
Transfer programs      We offer three programs that allow you to make
                       automatic transfers of accumulated value from one investment option to another. Under the dollar cost averaging and portfolio rebalancing programs, you can transfer among the variable investment options. Under the first year transfer program, you can make transfers from the Fixed account to the Fixed LT account and the variable investment options.

Since the value of     Dollar cost averaging program
accumulation units     Our dollar cost averaging program allows you to make
can change, more       scheduled transfers of $50 or more between variable
units are credited     investment options. It does not allow you to make
for a scheduled        transfers to or from either of the fixed options.
transfer when unit     Here's how the program works:
values are lower,
and fewer units        . You need to complete a request form to enroll in the
when unit values         program. You may enroll by telephone or
are higher. This         electronically if you have a completed telephone and
allows you to            electronic authorization form on file.
average the cost of    . You must have at least $5,000 in a variable
investments over         investment option to start the program.
time. Investing        . We'll automatically transfer accumulated value from
this way does not        one variable investment option to one or more of the
guarantee profits        other variable investment options you've selected.
or prevent losses.     . We'll process transfers as of the end of the business
                         day on your policy's monthly, quarterly, semi-annual or annual anniversary, depending on the interval you've chosen. We will not make the first transfer until after the free look transfer date in states that require us to return your premiums if you exercise your right to cancel your policy.
                       . We will not charge you for the dollar cost averaging
                         program or for transfers made under this program, even if we decide to charge you in the future for transfers outside of the program, except if we have to by law.
                       . We have the right to discontinue, modify or suspend
                         the program at any time.

                       We'll keep making transfers at the intervals you've chosen until one of the following happens:
                       . the total amount you've asked us to transfer has been
                         transferred
                       . there is no more accumulated value in the investment
                         option you're transferring from
                       . your policy enters the grace period and is in danger
                         of lapsing
                       . you tell us in writing to cancel the program
                       . we discontinue the program.

Because the            Portfolio rebalancing program
portfolio              As the value of the underlying portfolios changes, the
rebalancing program    value of the allocations to the variable investment
matches your           options will also change. The portfolio rebalancing
original percentage    program automatically transfers your policy's
allocations, we may    accumulated value among the variable investment options
transfer money from    according to your original percentage allocations.
an investment
option with            Here's how the program works:
relatively higher
returns to one with    . You enroll in the program by sending us a written
relatively lower         signed request or a completed automatic rebalancing
returns.                 form. You may enroll by telephone or electronically
                         if you have a completed telephone and electronic authorization form on file.

YOUR INVESTMENT OPTIONS


                       . Your first rebalancing will take place on the monthly
                         payment date you choose. You choose whether we should make transfers quarterly, semi-annually or annually, based on your policy date.
                       . If you cancel this program, you must wait 30 days to
                         begin it again.
                       . You cannot use this program if you're already using
                         the dollar cost averaging program.
                       . We do not currently charge for the portfolio
                         rebalancing program or for transfers made under this program.
                       . We can discontinue, modify or suspend the program at
                         any time.

This program allows    First year transfer program
you to average the     Our first year transfer program allows you to make
cost of investments    monthly transfers during the first policy year from the
over your first        Fixed account to the variable investment options or the
policy year.           Fixed LT account. It does not allow you to transfer
Investing this way     among variable investment options.
does not guarantee
profits or prevent     Here's how the program works:
losses.
                       . You enroll in the program when you apply for your
                         policy.
                       . You choose a regular amount to be transferred every
                         month for 12 months.
                       . We make the first transfer on the day we allocate
                         your first net premium to the investment options you've chosen. Each transfer will be made on the same day every month.
                       . If you sign up for this program, we'll waive the
                         usual transfer limit for the Fixed account during the first policy year.
                       . If we make the last transfer during the second policy
                         year, we will not count it toward the usual one transfer per year limit for the Fixed account.
                       . If the accumulated value in the Fixed account is less
                         than the amount to be transferred, we'll transfer the balance and then cancel the program.
                       . If there is accumulated value remaining in the Fixed
                         account at the end of the program, our usual rules for the Fixed account will apply.
                       . We do not currently charge for the first year
                         transfer program or for transfers made under this program.

WITHDRAWALS, SURRENDERS AND LOANS

Making a               You can take out all or part of your policy's
withdrawal, taking     accumulated value while your policy is in force by
out a loan or          making withdrawals or surrendering your policy. You can
surrendering your      take out a loan from us using your policy as security.
policy can change      You can also use your policy's loan and withdrawal
your policy's tax      features to supplement your income, for example, during
status, generate       retirement.
taxable income, or
make your policy
more susceptible to
lapsing. Be sure to
plan carefully
before using these
policy benefits.

If you withdraw a
larger amount than
you've paid into
your policy, your
withdrawal may be
considered taxable
income.

For more
information, see
Variable life
insurance and your
taxes.

                      ---------------------------------------------------------
Making withdrawals     You can withdraw part of your policy's net cash
                       surrender value starting on your policy's first
You can choose to      anniversary. Here's how it works:
receive your
withdrawal in a        . You must send us a written request that's signed by
lump sum or use it       all owners.
to buy an income       . Each withdrawal must be at least $500, and the net
benefit. Please see      cash surrender value of your policy after the
the discussion           withdrawal must be at least $500.
about income           . If your policy has an outstanding loan amount, the
benefits in General      maximum withdrawal you can take is the amount, if
information about        any, by which the cash surrender value just before
your policy.             the withdrawal, exceeds the outstanding loan amount
                         divided by 90%.
We will not accept     . We'll charge you $25 for each withdrawal you make.
your request to        . If you do not tell us which investment options to
make a withdrawal        take the withdrawal from, we'll deduct the withdrawal
if it will cause         and the withdrawal charge from all of your investment
your policy to           options in proportion to the accumulated value you
become a modified        have in each option.
endowment contract,    . The accumulated value, cash surrender value and net
unless you've told       cash surrender value of your policy will be reduced
us in writing that       by the amount of each withdrawal.
you want your          . If the last surviving person insured under the policy
policy to become a       dies after you've sent a withdrawal request to us,
modified endowment       but before we've made the withdrawal, we'll deduct
contract.                the amount of the withdrawal from any death benefit
                         proceeds owing.

                       How withdrawals affect your policy's death benefit Making a withdrawal will affect your policy's death benefit in the following ways:

                       . if your policy's death benefit does not equal the
                         guideline minimum death benefit, the death benefit will decrease by the amount of your withdrawal.
                       . if your policy's death benefit equals the guideline
                         minimum death benefit, the death benefit may decrease by more than the amount of your withdrawal.

                       How withdrawals affect your policy's face amount
                       If you've chosen death benefit Option B or Option C, making a withdrawal does not reduce your policy's face amount.

                       If you've chosen death benefit Option A or Option D, a withdrawal may reduce your face amount. You can make one withdrawal during each of the first 15 policy years of $10,000 or 10% of your policy's cash surrender value, whichever is less, without reducing your policy's face amount. If you withdraw a larger amount, or make additional withdrawals, the face amount will be reduced by the amount if any, by which the face amount exceeds the death benefit immediately before the withdrawal, minus the amount of the withdrawal.

WITHDRAWALS, SURRENDERS AND LOANS


                      ---------------------------------------------------------
Taking out a loan      You can borrow money from us any time while your policy
                       is in force either by sending us a request in writing,
The amount in the      over the telephone or electronically. You'll find more
loan account, plus     information about requesting a loan by telephone or
any interest you       electronically in Pacific Select Estate Preserver III
owe, is referred to    basics.
throughout this
prospectus as your     When you borrow money from us, we use your policy's
outstanding loan       accumulated value as security. You pay interest on the
amount. Your policy    amount you borrow. The accumulated value set aside to
refers to this         secure your loan also earns interest. Here's how it
amount as policy       works:
debt.
                       . To secure the loan, we transfer an amount equal to
Taking out a loan        the amount you're borrowing from your accumulated
will affect the          value in the investment options to the loan account.
growth of your           We'll transfer this amount from your investment
policy's                 options in proportion to the accumulated value you
accumulated value,       have in each option, unless you tell us otherwise.

and may affect the
death benefit.         . Interest owing on the amount you've borrowed accrues
                         daily at an annual rate of 4.5% during the first 10 policy years, and 4.25% thereafter.

                       . Interest that has accrued during the policy year is
                         due on your policy anniversary. If you do not pay the interest when it's due, we'll add it to the amount of your loan and begin accruing interest on it from the day it was due. We'll also transfer an amount equal to the interest that was due, from your policy's accumulated value to the loan account. We'll transfer this amount from your investment options in proportion to the accumulated value you have in each option, unless you tell us otherwise.
                       . The amount in the loan account earns interest daily
                         at an annual rate of 4.0%. On your policy anniversary, we transfer the interest that's been credited to the loan account proportionately to your investment options according to your most recent allocation instructions.

                       How much you can borrow
                       The minimum amount you can borrow is $500, unless there
An example             are other restrictions in your state. You can borrow up
                       to the larger of the following amounts:
For a policy in
policy year 13         . 100% of the accumulated value in the fixed options,
with:                    plus 90% of the accumulated value in the variable
.. accumulated value      investment options, less any surrender charges that
  of $100,000            would apply if you surrendered your policy on the day
.. a most recent          you took out the loan.
  monthly charge of
  $100                 . the result of a x (b / c) - d, where:

.. an outstanding
  loan amount of
  $50,000
                         a = the accumulated value of your policy less any
The maximum amount           surrender charges that would have applied if you
you can borrow is            surrendered your policy on the day you took out
$48,327.24                   the loan, and less 12 times the most recent
(($100,000 -                 monthly charge
$1,200) x (1.04/         b = 1.04
1.0425)- $50,000)        c = 1.045 during the first 10 policy years, and
                             1.0425 during policy year 11 and thereafter
If you live in           d = any outstanding loan amount.
Connecticut, the
minimum amount you     Paying off your loan
can borrow is $200.    You can pay off all or part of the loan any time while
If you live in         your policy is in force. Unless you tell us otherwise,
Oregon, the minimum    we'll transfer any loan payments you make
amount is $250.        proportionately to your investment options according to
                       your most recent allocation instructions.

                       While you have an outstanding loan, we'll treat any money you send us as a premium payment unless you tell us in writing that it's a loan repayment.

                       What happens if you do not pay off your loan

                       If you do not pay off your loan, we'll deduct the
Your outstanding       amount in the loan account, including any interest you
loan amount could      owe, from one of the following:
result in taxable
income if you          . the death benefit proceeds before we pay them to your
surrender your           beneficiary
policy, if your        . the cash surrender value if you surrender your policy
policy lapses, or      . the amount we refund if you exercise your right to
if your policy is a      cancel.
modified endowment
contract. You          Taking out a loan, whether or not you repay it, will
should talk to your    have a permanent effect on the value of your policy.
tax advisor before     For example, while your policy's accumulated value is
taking out a loan      held in the loan account, it will miss out on the
under your policy.     potential earnings available through the variable
For more               investment options. The amount of interest you earn on
information, please    the loan account may be less than the amount of
turn to Taking out     interest you would have earned from the fixed options.
a loan in Variable     These could lower your policy's accumulated value,
life insurance and     which could reduce the amount of the death benefit.
your taxes.
                       When a loan is outstanding, the amount in the loan account is not available to help pay for any policy charges. If, after deducting your outstanding loan amount, there is not enough accumulated value in your policy to cover the policy charges, your policy could lapse. You may need to make additional premium payments or loan repayments to prevent your policy from lapsing.

                      ---------------------------------------------------------
Ways to use your       You can use your policy's loan and withdrawal features
policy's loan and      to supplement your income, for example, during
withdrawal features    retirement.

If you're              Using your policy to supplement your income does not
interested in using    change your rights or our obligations under the policy.
your life insurance    The terms for loans and withdrawals described in this
policy to              prospectus remain the same.
supplement your
retirement income,     Here are some things you should consider when setting
please contact us      up an income stream:
for more
information.           . the rate of return you expect to earn on your
                         investment options
We can provide you     . how long you would like to receive regular income
with illustrations     . the amount of accumulated value you want to maintain
that give you            in your policy.
examples of how
this could affect      Understanding the risks
the accumulated        Setting up an income stream may not be suitable for all
value, net cash        policy owners. It's important to understand the risks
surrender value and    that are involved in using your policy's loan and
death benefit of       withdrawal features.
your policy based
on different           You must always leave enough accumulated value in your
hypothetical gross     policy to help ensure your policy will continue to
rates of return. We    qualify as life insurance and will not lapse. Your
will not use a         policy will lapse if there is not enough accumulated
higher rate than       value, after subtracting any outstanding loan amount,
12%, and will          to cover the monthly charge on the day we make the
always compare it      deduction and the grace period expires. If your policy
with a rate of 0%      lapses, we'll end your life insurance coverage.
based on guaranteed
insurance costs.       There are also charges associated with reinstating a
                       lapsed policy.
The hypothetical
rates of return are    You should consult with your financial adviser and
not illustrative of    carefully consider how much you can withdraw and borrow
past or future         from your policy each year to set up your income
results. Policy        stream.
values and benefits
would be different     Remember that the performance of your investment
if:                    options also affects your policy's accumulated value.
                       Poor performance can increase the danger of your policy
.. the gross annual     lapsing. And as the cost of insurance generally
  rates of return      increases with the ages of the persons insured by the
  are different        policy, this can also reduce the accumulated value.
  from the
  hypothetical
  rates
.. premiums were not
  paid as
  illustrated
.. loan interest was
  paid when due.

WITHDRAWALS, SURRENDERS AND LOANS


You can also ask       In addition, you should carefully review the policy
for accompanying       statements we send you. Your statements will allow you
charts and graphs      to monitor your policy's accumulated value, less your
that compare           outstanding loan amount, to ensure your policy can
results from           continue to support the income stream you have chosen.
various retirement
strategies.            If your policy lapses, or you surrender your policy
                       after you have taken out a loan, you could face
You can ask your       significant income tax liability in the year of the
registered             lapse or surrender. Any outstanding loan amount will
representative for     automatically be repaid when your policy lapses or you
illustrations          surrender your policy. You could be taxed to the extent
showing how policy     that the net surrender value plus the outstanding loan
charges may affect     amount repaid exceeds the cost basis of your policy.
existing
accumulated value      Interest on a loan is due to us on each policy
and how future         anniversary. If we do not receive the interest when
withdrawals and        due, we'll add it to the outstanding loan amount and
loans may affect       begin accruing interest from the day it was due. This
the accumulated        has a compounding effect and can add to your income tax
value and death        liability.
benefit.
                       If both persons insured by the policy die, we'll deduct
Tax issues are         any outstanding loan amount from the death benefit.
described in detail    This means the death benefit proceeds will be less than
in Variable            the death benefit and may be less than the face amount.
insurance and your
taxes.

                       ---------------------------------------------------------
Surrendering your      You can surrender or cash in your policy at any time
policy                 while either of the two people insured by the policy is
                       still living. Your policy's cash surrender value is its
You can choose to      accumulated value less any surrender charge that
receive your money     applies. The net cash surrender value equals your
in a lump sum or       policy's cash surrender value after deducting any
use it to buy an       outstanding loan amount.
income benefit.
Please see the         Here are some things you need to know about
discussion about       surrendering your policy:
income benefits in
General information    . You must send us your policy and a written request.
about your policy.     . We'll send you the policy's net cash surrender value.
                         If you surrender your policy during the first 10 policy years, we'll deduct a surrender charge that helps cover our costs for underwriting, issuing and distributing our policies. The box on the next page describes how we calculate the surrender charge. There's no surrender charge after 10 policy years.
                       . We guarantee the surrender charge rates will not
                         increase. We can reduce or waive the surrender charge on policies sold to our directors or employees, to any of our affiliates or to any trustees or employees or affiliates of the Pacific Select Fund.


                    ---------------------------------------------------------
Policy restoration     You may request to restore a policy you surrender if
                       the person insured by the policy is still living.
                       Here's how it works:


                        . We must receive your request to restore the policy
                          along with the full amount of the surrender proceeds within 30 days from the original date of the surrender. We will not require evidence of insurability.


                        . If we assessed a surrender charge when you
                          surrendered your policy, we will add the value of the charge to the surrender proceeds we receive from you.


                        . The surrender proceeds and any refunded surrender
                          charge will be placed into the Fixed account as of the original date of the surrender. We will calculate and pay interest on this amount from the date of surrender to the date we process your restoration request.


                        . On the date we process your restoration request, we
                          will transfer your accumulated value in the Fixed account to the investment options you choose according to your most recent premium allocation instructions.


                        . If you had an outstanding loan amount when you
                          surrendered your policy, we will reinstate the loan amount that was outstanding the day you surrendered your policy.


                        . Once we have restored the policy, we will send you a
                          written confirmation.


                       We will not restore a policy that has been surrendered for an income benefit.

                      ---------------------------------------------------------
Joint equal age is     How we calculate the surrender charge
a calculation that
combines the ages      The surrender charge is assessed against your policy's
and insurance risks    accumulated value. It has two parts: an underwriting
of the two people      surrender charge and a sales surrender charge. Both
insured by the         charges are based on the joint equal age on the policy
policy, and is         date of the two people insured by the policy, and on
explained in           the initial face amount of your policy.
Appendix A.
                       The underwriting surrender charge is designed to help
                       cover our administrative expenses for underwriting and
The underwriting       issuing a policy, including the costs of processing
surrender charge       applications, conducting medical examinations,
and sales surrender    determining the insurability and underwriting classes
target rate appear     of the people insured, and establishing policy records.
in Appendix B.
                       The amount of the charge does not change during the
An example             first policy year. Starting on the first policy
                       anniversary, the charge decreases by 0.9259% each month
For a policy with:     until it reaches zero at the end of the 10th policy
                       year.
.. a joint equal age
  of 50                The sales surrender charge helps pay for our costs of
.. an initial face      distributing policies. During the first policy year,
  amount of            this charge is equal to the smaller of the following
  $100,000.            amounts:

Here's the             . 25% of the premium payments you've made, or
surrender charge at    . 25% of the sales surrender target, which is based on
the end of the           the joint equal age of the people insured by the
first policy year:       policy for each $1,000 of the policy's initial face
                         amount.
.. Underwriting
  surrender charge:    The sales surrender charge increases until the premiums
  $520 (5.20 X         you pay reach the sales surrender target. In the 13th
  $100,000 / 1,000)    month you own your policy, we reduce the sales
.. Maximum sales        surrender charge so that it is 99.0741% of the charge
  surrender charge:    as calculated above. After that, we reduce it by
  $318.50 (25% X       0.9259% a month until it reaches zero at the end of 10
  12.74 X              policy years.
  $100,000 / 1,000).

At the end of the     ---------------------------------------------------------
third policy year,     Calculating the surrender charge on a decrease in face
the surrender          amount
charge is reduced
to:                    Here's how we calculate the surrender charge on a
                       decrease in face amount:
.. Underwriting
  surrender charge:    . Step 1: we divide the amount of the decrease by your
  $404.45 ($520 -        policy's face amount immediately before the decrease
  ($520 X 0.9259% X    We will not increase the charge if your policy's face
  24 months))          amount increases. If you decrease the face amount of
                       your policy, we'll charge you a surrender charge that's
.. Maximum sales        calculated based on the amount of the decrease.
  surrender charge:    . Step 2: we multiply the amount we calculated in step
  $247.72 ($318.50       1 by the total surrender charge that would apply if
  - ($318.50 X           you surrendered your policy.
  0.9259% X 24
  months)).            We deduct the amount we calculated in step 2 from your
                       investment options in proportion to the accumulated value you have in each option.

                       We calculate any surrender charge after a decrease in face amount by dividing the new face amount by the old face amount, and multiplying the result by the surrender charge that would have applied before the decrease.


                   ---------------------------------------------------------
Estate tax waiver      Subject to state availability, if your policy
of surrender charge    application is signed after June 6, 2001, your policy
rider                  has an Estate tax waiver of surrender charge rider.

Tax legislation        If there is no federal estate tax in effect for the
passed in 2001         estates of persons dying after December 31, 2010, the
provides for           option date, you may elect to surrender your policy and
reductions in          we will waive any surrender charge on the initial face
federal estate tax     amount of your policy. If you elect this benefit, you
rates, and a           must notify us in proper form within 60 days after the
"repeal" of the        option date, and your policy and all attached riders
federal estate tax     will end. There is no additional charge for the rider
in 2010. However,      or to elect the benefit under this rider.
the legislation
provides for full
reinstatement of
the federal estate
tax in the year
2011.

GENERAL INFORMATION ABOUT YOUR POLICY

                       This section tells you some additional things you should know about your policy.

                      ---------------------------------------------------------
Income benefit         If you surrender or make a withdrawal from your policy,
                       you can use the money to buy an income benefit that provides a monthly income. Your policy's beneficiary can use death benefit proceeds to buy an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

                       The following is one income benefit available under the Pacific Select Estate Preserver III policy:

                       . The income benefit is based on the life of the person
                         receiving the income. If the policy owner is buying the income benefit, monthly income will be based on the owner's life. If the policy's beneficiary buys the income benefit, monthly income will be based on the beneficiary's life.
                       . We'll pay a monthly income for at least 10 years
                         regardless of whether the person receiving the income is still alive.
                       . After 10 years, we'll only pay the monthly income for
                         as long as the person receiving it is still alive.
                       . The minimum monthly income benefit calculated must be
                         at least $100.
                       . For this income benefit, the amount you receive will
                         always be at least as much as the amount guaranteed by your policy.

                      ---------------------------------------------------------
Paying the death       If either person insured by the policy, whether sane or
benefit in the         insane, commits suicide within two years of the policy
case of suicide        date, death benefit proceeds will be the total of all
                       premiums you've paid, less any outstanding loan amount, any withdrawals you've made, and any cash dividends we've paid.

                      ---------------------------------------------------------
Replacement of life    The term replacement has a special meaning in the life
insurance or           insurance industry. Before you make a decision to buy,
annuities              we want you to understand what impact a replacement may
                       have on your existing insurance policy.

                       A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

                       . lapsed, forfeited, surrendered or partially
                         surrendered, assigned to the replacing insurer, or otherwise terminated
                       . converted to reduced paid-up insurance, continued as
                         extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values
                       . amended to effect either a reduction in benefits or
                         in the term for which coverage would otherwise remain in force or for which benefits would be paid
                       . reissued with any reduction in cash value, or . pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

                       There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

                      ---------------------------------------------------------
Errors on your         If the age or gender of either person insured by your
application            policy is stated incorrectly on your application, we'll
                       adjust the face amount to reflect the correct age or
If unisex cost of      gender. Here's how we'll do it:
insurance rates
apply to your          . Using the monthly cost of insurance rate for the
policy, we will not      policy year in which we discover the mistake, we'll
adjust the face          multiply the face amount by the rate based on the
amount if we             incorrect age or gender. We'll then divide the result
discover that            by the monthly cost of insurance rate that's based on
gender has been          the correct age or gender.
stated incorrectly     . We'll calculate accumulated value using cost of
on your                  insurance, rider and benefit charges based on the
application.             correct age and gender, for all policy months
                         following the month we discover the mistake.
                       . We will not recalculate accumulated value for the
                         policy months up to and including the month in which we discover the mistake.
                       . We will not recalculate mortality and expense risk
                         charges or surrender charges.

                      ---------------------------------------------------------
Contesting the         We have the right to contest the validity of your
validity               policy for two years from the policy date. Once your
of your policy         policy has been in force for two years from the policy
                       date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity.

                       We also have the right to contest the validity of a policy that you reinstate for two years from the day that it was reinstated. Once your reinstated policy has been in force for two years from the reinstatement date during the lifetime of the people insured by the policy, we generally lose the right to contest its validity. During this period, we may contest your policy only if there is a material misrepresentation on your application for reinstatement.

                       Regardless of the above, we can contest the validity of your policy for failure to pay premiums at any time. The policy will terminate upon successful contest with respect to either person insured by the policy.

                      ---------------------------------------------------------
Assigning your         You can assign your policy as collateral to secure a
policy as              loan, mortgage, or other kind of debt. Here's how it
collateral             works:

Assigning a policy     . An assignment does not change the ownership of the
that's a modified        policy.
endowment contract     . After the policy has been assigned, your rights and
may generate             the rights of your beneficiary will be subject to the
taxable income and       assignment. The entire policy, including any income
a 10% penalty tax.       benefit, rider, benefit and endorsement, will also be
                         subject to the assignment.
                       . We're not responsible for the validity of any
                         assignment.
                       . We must receive and record a copy of the original
                         assignment in a form that's acceptable to us before we'll consider it binding.
                       . Unless otherwise provided, the person or organization
                         you assign your policy to may exercise the rights under the policy, except the right to change the policy owner or the beneficiary or the right to choose a monthly income benefit.

                      ---------------------------------------------------------
Dividends              We do not expect to pay any dividends. If we do pay
                       dividends, we'll pay them annually in cash.

VARIABLE LIFE INSURANCE AND YOUR TAXES

The tax                This discussion about taxes is based on our
consequences of        understanding of the present federal income tax laws as
owning a policy or     they are currently interpreted by the Internal Revenue
receiving proceeds     Service (IRS). It's based on the Internal Revenue Code
from it may vary by    (the tax code) and does not cover any state or local
jurisdiction and       tax laws.
according to the
circumstances of       This is not a complete discussion of all federal income
each owner or          tax questions that may arise under the policy. There
beneficiary.           are special rules that we do not include here that may
                       apply in certain situations.
Speak to a
qualified tax          We do not know whether the current treatment of life
adviser for            insurance policies under current federal income tax or
complete               estate or gift tax laws will continue. We also do not
information about      know whether the current interpretations of the laws by
federal, state and     the IRS or the courts will remain the same. Future
local taxes that       legislation may adversely change the tax treatment of
may apply to you.      life insurance policies, other tax consequences

                    described in this discussion or tax consequences that
Recently passed tax    relate directly or indirectly to life insurance
legislation            policies.
provides, among
other things, for      We do not make any guarantees about the tax status of
reductions in          your policy, and you should not consider the discussion
federal estate tax     that follows to be tax advice.
rates, increases in
the exemption
amount, and a
"repeal" of the
federal estate tax
in 2010. However,
the legislation
provides for full
reinstatement of
the federal estate
tax in the year
2011. If you are
considering the
purchase of the
policy to help pay
federal estate
taxes at death,
consult with your
tax advisor.


                       ---------------------------------------------------------
Tax treatment of       Definition of life insurance
life insurance         We believe that the policy qualifies as life insurance.
policies               That means it will receive the same tax advantages as a
                       conventional fixed life insurance policy. The two main
In order to qualify    tax advantages are:
as a life insurance
contract for           . In general, your policy's beneficiary will not be
federal income tax       subject to federal income tax when he or she receives
purposes, the            the death benefit proceeds. This is true regardless
policy must meet         of whether the beneficiary is an individual,
the statutory            corporation, or other entity.
definition of life     . You'll generally not be taxed on your policy's
insurance.               accumulated value unless you receive a cash
                         distribution by making a withdrawal, surrendering
Death benefits may       your policy, or in some instances, taking a loan from
be excluded from         your policy.
income under
Section 101(a) of      The tax laws defining life insurance, however, do not
the tax code.          cover all policy features. Your policy may have
                       features that could prevent it from qualifying as life
We believe that        insurance. For example, the tax laws have yet to
last survivor          address many issues concerning the treatment of
policies meet the      substandard risk policies, policies with term insurance
statutory              on the people insured by the policy or certain tax
definition of life     requirements relating to joint survivorship life
insurance under        insurance policies. We can make changes to your policy
Section 7702 of the    if we believe the changes are needed to ensure that
tax code. However,     your policy continues to qualify as a life insurance
the area of tax law    contract.
relating to the
definition of life     The tax code and tax regulations impose limitations on
insurance does not     unreasonable mortality and expense charges for purposes
explicitly address     of determining whether a policy qualifies as life
all relevant issues    insurance for federal tax purposes. For life insurance
relating to last       policies entered into on or after October 21, 1988,
survivor life          these calculations must be based upon reasonable
insurance policies.    mortality charges and other charges reasonably expected
We reserve the         to be actually paid.
right to make
changes to the
policy if we deem
the changes
appropriate to
continue to qualify
your policy as a
life insurance
contract. If a
policy were
determined not to
qualify as life
insurance, the
policy would not
provide the tax
advantages normally
provided by life
insurance. This
includes excluding
the death benefit
from the gross
income of the
beneficiary.

                       While the Treasury Department has issued proposed regulations about reasonable standards for mortality charges, the standards that apply to joint survivor life insurance policies are not entirely clear. While we believe that our mortality costs and other expenses used in calculating whether the policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your policy qualifies as a life insurance contract.

Section 817(h) of      Diversification rules and ownership of the separate
the tax code           account

describes the
diversification        Your policy will not qualify for the tax benefit of a
rules.                 life insurance contract unless, among other
                       requirements, the separate account follows certain
                       rules requiring diversification of investments
                       underlying the policy. In addition, the IRS requires
For more               that the policyholder does not have control over the
information about      underlying assets.
diversification
rules, please see      The Treasury Department has announced that the
Managing Pacific       diversification rules "do not provide guidance
Select Fund in the     concerning the circumstances in which it will treat an
attached Pacific       investor, rather than the insurance company, as the
Select Fund            owner of the assets in a separate account." The IRS
prospectus.            treats a variable policy owner as the owner of separate

                       account assets if he or she has the ability to exercise investment control over them. Owners of the assets are taxed on any income or gains the assets generate. Although the Treasury Department announced several years ago that it would provide further guidance on the issue, it had not done so when we wrote this prospectus.

                       The ownership rights under your policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible the IRS would treat you as the owner of your policy's proportionate share of the assets of the separate account.

                       We do not know what will be in future Treasury Department regulations or other guidance. We cannot guarantee that the fund's portfolios will be able to operate as currently described in the prospectus, or that the fund will not have to change any portfolio's investment objective or policies. We can modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the separate account.

Policy exchanges       Policy exchanges
fall under Section     If you exchange your policy for another one that
1035(a) of the tax     insures the same people, it generally will be treated
code.                  as a tax-free exchange and, if so, will not result in
                       the recognition of gain or loss. If any of the people insured by the policy are changed, the exchange will be treated as a taxable exchange.

                       Change of ownership
                       You may have taxable income if you transfer ownership of your policy, sell your policy, or change the ownership of it in any way.

There are special      Corporate owners
rules for              There are special tax issues for corporate owners:
corporate-owned
policies. You          . using your policy to fund deferred compensation
should consult your      arrangements for employees has special tax
tax adviser.             consequences
                       . corporate ownership of a policy may affect your
Section 59A of the       liability under to the alternative minimum tax and
tax code deals with      the environmental tax.
the environmental
tax.

VARIABLE LIFE INSURANCE AND YOUR TAXES


                      ---------------------------------------------------------
Conventional life      The tax treatment of your policy will depend upon
insurance policies     whether it is a type of contract known as a modified
                       endowment contract. We describe modified endowment
Under Section 7702A    contracts later in this section. If your policy is not
of the tax code,       a modified endowment contract, it will be treated as a
policies that are      conventional life insurance policy and will have the
not classified as      following tax treatment:
modified endowment
contracts are taxed    Surrendering your policy
as conventional        When you surrender, or cash in, your policy, you'll
life insurance         generally be taxed on the difference, if any, between
policies.              the cash surrender value and the cost basis in your
                       policy.
The cost basis in
your policy is         Making a withdrawal
generally the          If you make a withdrawal after your policy has been in
premiums you've        force for 15 years, you'll only be taxed on the amount
paid plus any          you withdraw that exceeds the cost basis in the policy.
taxable
distributions less     Special rules apply if you make a withdrawal within the
any withdrawals or     first 15 policy years and it's accompanied by a
premiums previously    reduction in benefits. In this case, there is a special
recovered that were    formula under which you may be taxed on all or a
not taxable.           portion of the withdrawal amount.

                       Taking out a loan
                       If you take out a loan, you will not pay tax on the loan amount unless your policy is surrendered or lapses and you have not repaid your outstanding loan amount. The interest you pay, or that's accrued, on a loan is generally nondeductible. Ask your tax adviser for more information.

                       Loans and corporate-owned policies

                       If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. If the taxpayer is an entity that's a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity's deductions for loan interest may be disallowed, even though this interest may relate to debt that's completely unrelated to the contract. There may be a limited exception that applies to contracts issued on 20% owners, officers, directors or employees of the entity. For more information about this exception, you should consult your tax adviser.


                      ---------------------------------------------------------
Modified endowment     A modified endowment contract is a special type of life
contracts              insurance policy. If your policy is a modified
                       endowment contract, it will have the tax treatment
Section 7702A of       described below. Any distributions you receive during
the tax code           the life of the policy are treated differently than
defines a class of     under conventional life insurance policies.
life insurance         Withdrawals, loans, pledges, assignments and
policies known as      surrendering your policy are all considered
modified endowment     distributions and may be subject to tax on an income-
contracts. Like        first basis and a 10% penalty.
other life
insurance policies,    When a policy becomes a modified endowment contract
the death benefit      A life insurance policy becomes a modified endowment
proceeds paid to       contract if, at any time during the first seven policy
your beneficiary       years, the sum of actual premiums paid exceeds the
generally are not      seven-pay limit. The seven-pay limit is the cumulative
subject to federal     total of the level annual premiums (or seven-pay
income tax and your    premiums) required to pay for the policy's future death
policy's               and endowment benefits.
accumulated value
grows on a tax-        For example, if the seven-pay premiums were $1,000 a
deferred basis         year, the maximum premiums you could pay during the
until you receive a    first seven years to avoid modified endowment treatment
cash distribution.     would be $1,000 in the first year, $2,000 through the
                       first two years and $3,000 through the first three
If there is a          years, etc. Under this test, a Pacific Select Estate
material change to     Preserver III policy may or may not be a modified
your policy, like a    endowment contract, depending on the amount of premiums
change in the death    paid during the policy's first seven contract years or
benefit, we may        after a material change has been made to the policy.
have to retest your
policy and restart
the seven-pay
premium period to
determine whether
the change has
caused the policy
to become a
modified endowment
contract.

                       Surrendering your policy
                       If you surrender your policy, you're taxed on the amount by which the cash surrender value exceeds the cost basis in the policy.

                       Making a withdrawal or taking out a loan

                       If you make a withdrawal or take out a loan from a modified endowment contract, you're taxed on the amount of the withdrawal or loan that's considered income, including all previously non-taxed gains. Income is the difference between the cash surrender value and the cost basis in your policy. It's unclear whether interest paid, or accrued, on a loan is considered interest for federal income tax purposes. If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. You should consult your tax adviser.


                       All modified endowment contracts we or our affiliates issue to you in a calendar year are treated as a single contract when we calculate whether a distribution amount is subject to tax.

                       10% penalty tax
                       If any amount you receive from a modified endowment contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount.

                       A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

                       . you're at least 59 1/2 years old
                       . you're receiving an amount because you've become
                         disabled
                       . you're receiving an amount that's part of a series of
                         substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your beneficiaries.

                       Distributions before a policy becomes a modified endowment contract
                       If your policy fails the seven-pay test and becomes a modified endowment contract, any amount you receive or are deemed to have received during the two years before it became a modified endowment contract may be taxable. The distribution would be treated as having been made in anticipation of the policy's failing to meet the seven-pay test under Treasury Department regulations which are yet to be prescribed.

                      ---------------------------------------------------------
Policy riders          Accelerated living benefits rider
                       Amounts received under this rider should be generally
Please see the         excluded from taxable income under Section 101(g) of
discussion of          the tax code.
optional riders in
The death benefit.     Benefits under the rider will be taxed, however, if
                       they are paid to someone other than a person insured by
Please consult with    the policy, and either person insured by the policy:
your tax adviser if
you want to            . is a director, officer or employee of the person
exercise your            receiving the benefit, or
rights under either    . has a financial interest in a business of the person
of these riders.         receiving the benefit.

                       In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet technical aspects of the definition of "life insurance contract" under the tax code. We may reserve the right (but are not obligated) to modify the rider to conform under tax code requirements.

                       Split policy option rider
                       This rider allows a policy to be split into two individual policies. If the split is not treated as a nontaxable exchange, it could result in the recognition of taxable income up to any gain or income in the policy at the time of the split.

ABOUT PACIFIC LIFE

                       Pacific Life Insurance Company is a life insurance company based in California. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, pension and institutional products, group employee benefits, broker-dealer operations, and investment and advisory services. At the end of 2001, we had $124.8 billion of individual life insurance in force and total admitted assets of approximately $52.0 billion. We are ranked the 15th largest life insurance carrier in the U.S. in terms of 2001 admitted assets.


                       The Pacific Life family of companies has total assets and funds under management of $357 billion. We are authorized to conduct our life and annuity business in the District of Columbia and in all states except
                       New York. Our principal office is at 700 Newport Center Drive, Newport Beach, California 92660.


                      ---------------------------------------------------------
How we're organized    Pacific Life was established on January 2, 1868 under
                       the name, Pacific Mutual Life Insurance Company of
                       California. It was reincorporated as Pacific Mutual
                       Life Insurance Company on July 22, 1936. On September
                       1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company.
                       Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

                       Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

                      ---------------------------------------------------------
How policies are       Pacific Select Distributors, Inc. (PSD), our
distributed            subsidiary, is the distributor of our policies. PSD is
                       located at 700 Newport Center Drive, Newport Beach,
                       California 92660.

                       PSD is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers (NASD). We pay PSD for its services as our distributor.

                       The policies are sold by registered representatives of broker-dealers who have signed agreements with us and PSD. Registered representatives must be licensed to sell variable life insurance under the state insurance and securities regulations that apply. Broker-dealers must be registered with the SEC.

                       How we pay broker-dealers
                       We pay broker-dealers commission for promoting, marketing and selling our policies. Broker-dealers pay a portion of the commission to their registered representatives, under their own arrangements.

                       Commissions are based on sales surrender "target"
                       premiums we determine. The commission we pay will vary
For more               with the agreement, but the most common schedule of
information about      commissions we pay is:
the sales surrender
target, see            . 90% of premiums paid up to the first sales surrender
Withdrawals,             target premium
surrenders and         . 6% of the premiums paid under sales surrender targets
loans and Appendix       2 and 3
B.                     . 4% of premiums paid in excess of sales surrender
                         target 3
                       . 2% of premiums paid after policy year 10.

                       We may pay broker-dealers an annual renewal commission of up to 0.20% of a policy's accumulated value less any outstanding loan amount. We calculate the renewal amount monthly and it becomes payable on each policy anniversary.

                       We may also pay override payments, expense and marketing allowances, bonuses, wholesaler fees and training allowances.

                       Registered representatives who meet certain sales levels can qualify for sales incentives programs we sponsor. We may also pay them non-cash compensation like expense-paid trips, expense-paid educational seminars, and merchandise.


                      ---------------------------------------------------------
How our accounts       We own the assets in our general account and our
work                   separate account. We allocate your net premiums to
                       these accounts according to the investment options you've chosen.

                       General account
We can provide you     Our general account includes all of our assets, except
with reports of our    for those held in our separate accounts. We guarantee
ratings as an          you an interest rate for up to one year on any amount
insurance company      allocated to the fixed options. The rate is reset
and our ability to     annually. The fixed options are part of our general
pay claims with        account, which we may invest as we wish, according to
respect to our         any laws that apply. We'll credit the guaranteed rate
general account        even if the investments we make earn less. Our ability
assets.                to pay these guarantees is backed by our strength as a
                       company.

                       The fixed options are not securities, so they do not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the fixed options. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the fixed options.


                    Separate account
You'll find the        Amounts allocated to the variable investment options
audited financial      are held in our separate account. The assets in this
statements for the     account are kept separate from the assets in our
Pacific Select Exec    general account and our other separate accounts, and
separate account       are protected from our general creditors.
later in this
prospectus.            The separate account was established on May 12, 1988

                       under California law under the authority of our Board

                    of Directors. It's registered with the SEC as a type of
This prospectus        investment company called a unit investment trust. The
also includes the      SEC does not oversee the administration or investment
audited                practices or policies of the account.
consolidated
financial              The separate account is divided into variable accounts.
statements for         Each variable account invests in shares of a designated
Pacific Life, which    portfolio of the Pacific Select Fund. We may add
we include to show     variable accounts that invest in other portfolios of
our strength as a      the fund or in other securities.
company and our
ability to meet our
obligations under
the policies.

ABOUT PACIFIC LIFE


                       We're the legal owner of the assets in the separate
                       account, and pay its operating expenses. The separate
The separate           account is operated only for our variable life
account is not the     insurance policies. We must keep enough money in the
only investor in       account to pay anticipated obligations under the
the Pacific Select     insurance policies funded by the account, but we can
Fund. Investment in    transfer any amount that's more than these anticipated
the fund by other      obligations to our general account. Some of the money
separate accounts      in the separate account may include charges we collect
for variable           from the account and any investment results on those
annuity contracts      charges.
and variable life
insurance contracts    We cannot charge the assets in the separate account
could cause            attributable to our reserves and other liabilities
conflicts. For more    under the policies funded by the account with any
information, please    liabilities from our other business.
see the Statement
of Additional          Similarly, the income, gains or losses, realized or
Information for the    unrealized, of the assets of any variable account
Pacific Select         belong to that variable account and are credited to or
Fund.                  charged against the assets held in that variable
                       account without regard to our other income, gains or losses.

                       Making changes to the separate account
                       We can add, change or remove any securities that the separate account or any variable account holds or buys, as long as we comply with the laws that apply.

                       We can substitute shares of one Pacific Select Fund portfolio with shares of another portfolio or fund if:

                       . any portfolio is no longer available for investment
                       . our management believes that a portfolio is no longer
                         appropriate in view of the purposes of the policy.

                       We'll give you any required notice or receive any required approval from policy owners or the SEC before we substitute any shares. We'll comply with the filing or other procedures established by insurance regulators as required by law.

                       We can add new variable accounts, which may include additional subaccounts of the separate account, to serve as investment options under the policies. These may be managed separate accounts or they may invest in a new portfolio of the fund, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

                       We can add new variable accounts when we believe that it's warranted by marketing needs or investment conditions. We'll decide on what basis we'll make new accounts available to existing policy owners.

                       We can also eliminate any of our variable accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any variable account.

                       If we make any changes to variable accounts or substitution of securities, we can make appropriate changes to this policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

                       If we believe it's in the best interests of people holding voting rights under the policies and we meet any required regulatory approvals we can do the following:

                       . operate the separate account as a management
                         investment company, unit investment trust, or any other form permitted under securities or other laws
                       . register or deregister the separate account under
                         securities law

                       . combine the separate account with one of our other
                         separate accounts or our affiliates' separate accounts
                       . combine one or more variable accounts
                       . create a committee, board or other group to manage
                         the separate account
                       . change the classification of any variable account.

                       Taxes we pay
                       We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the policy. If these taxes increase significantly, we may deduct them from the separate account.

                       We may charge the separate account for any federal, state and local taxes that apply to the separate account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

                      ---------------------------------------------------------
Voting rights          We're the legal owner of the shares of the Pacific
                       Select Fund that are held by the variable accounts. We may vote on any matter at shareholder meetings of the fund. However, we are required by law to vote as you instruct on the shares relating to your allocation in a variable investment option. This is called your voting interest.

                       Your voting interest is calculated as of a day set by the Board of Trustees of the fund called the record date. Your voting interest equals the accumulated value in a variable investment option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

                       We'll send you documents from the fund called proxy materials. They include information about the items you'll be voting on and forms for you to give us your instructions. We'll vote shares held in the separate account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by that separate account for which we've received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we've received timely instructions.

                       We'll vote shares of any portfolio we hold in our general account in the same proportion as the total votes for all of our separate accounts, including this separate account. We'll vote shares of any portfolio held by our non-insurance affiliates in the same proportion as the total votes for all separate accounts of ours and our insurance affiliates.

                       If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the separate account.

                       When required by state insurance regulatory authorities, we may disregard voting instructions that:

                       . would change a portfolio's investment objective or
                         subclassification
                       . would approve or disapprove an investment advisory
                         contract.
                       We may disregard voting instructions on a change initiated by policy owners that would change a portfolio's investment policy, investment adviser or portfolio manager if:
                       . our disapproval is reasonable

ABOUT PACIFIC LIFE


                       . we determine in good faith that the change would be
                         against state law or otherwise be inappropriate, considering the portfolio's objectives and purpose, and considering what effect the change would have on us.

                       If we disregard any voting instructions, we'll include a summary of the action we took and our reasons for it in the next report to policy owners.

                      ---------------------------------------------------------
Illustrations          We will provide you with illustrations based on
                       different sets of assumptions upon your request. You
If you ask us,         can request such illustrations at any time.
we'll provide you      Illustrations may help you understand how your policy
with different         values would vary over time based on different
kinds of               assumptions. We have filed examples of such an
illustrations.         illustration as an exhibit to the registration
                       statement that relates to the policy on file with the
.. Illustrations        SEC.
  based on
  information you
  give us about the
  age of the person
  to be insured by
  the policy, their
  risk class, the
  face amount, the
  death benefit and
  premium payments.

.. Illustrations
  that show the
  allocation of
  premium payments
  to specified
  variable
  accounts. These
  will reflect the
  expenses of the
  portfolio of the
  Fund in which the
  variable account
  invests.

.. Illustrations
  that use a
  hypothetical
  gross rate of
  return that's
  greater than 12%.
  These are
  available only to
  certain large
  institutional
  investors.

                      ---------------------------------------------------------
State regulation       We're subject to the laws of the state of California
                       governing insurance companies and to regulations issued by the Commissioner of Insurance of California. In addition, we're subject to the insurance laws and regulations of the other states and jurisdictions in which we're licensed or may become licensed to operate.

                       An annual statement in a prescribed form must be filed with the Commissioner of Insurance of California and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

                      ---------------------------------------------------------
Legal proceedings      The separate account is not involved in any legal
and legal matters      proceedings that would have a material effect on policy
                       owners.

                       Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the policies under California law, and the validity of the forms of the policies under California law, have been passed upon by our general counsel. Legal matters relating to federal securities laws and federal income tax laws have been passed upon by Dechert.

                      ---------------------------------------------------------
Registration           We've filed a registration statement with the SEC for
statement              Pacific Select Estate Preserver III, under the
                       Securities Act of 1933. The SEC's rules allow us to omit some of the information required by the registration statement from this prospectus. You can ask for it from the SEC's office in Washington, D.C.
                       They may charge you a fee.

                      ---------------------------------------------------------
Management             The following is a list of our directors and certain
                       officers, along with some information about their business activities over the past five years. They do not receive any compensation from the separate account for services they provide to it nor do we pay any separately allocable compensation for these services.

                       The business address of each of these people is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.


  NAME AND POSITION    PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS

  Thomas C. Sutton     Director, Chairman of the Board and Chief Executive Officer of Pacific Life;
  Director, Chairman   Director, Chairman of the Board and Chief Executive Officer of Pacific LifeCorp,
  of the Board and     August 1997 to present; Director, Chairman of the Board and Chief Executive Officer
  Chief Executive      of Pacific Mutual Holding Company, August 1997 to present; Trustee and Chairman of
  Officer              the Board and former President of Pacific Select Fund; Trustee and Chairman of
                       Pacific Funds, June 2001 to present; Director, Chairman of the Board and Chief
                       Executive Officer of Pacific Life & Annuity Company; former Management Board Member of PIMCO Advisors L.P.; former Equity Board Member of PIMCO Advisors L.P.; former
                       Director of Pacific Corinthian Life Insurance Company; Director of: Newhall Land &
                       Farming; The Irvine Company; Edison International; and similar positions with other affiliated companies of Pacific Life.

  Glenn S. Schafer     Director and President of Pacific Life; Director and President of Pacific LifeCorp,
  Director and         August 1997 to present; Director and President of Pacific Mutual Holding Company,
  President            August 1997 to present; President (since February 1999) and former Trustee of
                       Pacific Select Fund; Trustee and President of Pacific Funds, June 2001 to present;
                       former Management Board Member of PIMCO Advisors L.P.; former Equity Board Member of
                       PIMCO Advisors L.P.; former Director of Pacific Corinthian Life Insurance Company;
                       Director and President (since August 2001) of Pacific Life & Annuity Company; and
                       similar positions with other affiliated companies of Pacific Life.

  Khanh T. Tran        Director (since August 1997), Executive Vice President (since April 2001) and Chief
  Director, Executive  Financial Officer of Pacific Life; Senior Vice President of Pacific Life, June 1996
  Vice President and   to April 2001; Executive Vice President (since April 2001) and Chief Financial
  Chief Financial      Officer of Pacific LifeCorp, August 1997 to present; Senior Vice President of
  Officer              Pacific LifeCorp, August 1997 to April 2001; Executive Vice President (since April
                       2001) and Chief Financial Officer of Pacific Mutual Holding Company, August 1997 to
                       present; Senior Vice President of Pacific Mutual Holding Company, August 1997 to
                       April 2001; Director (since August 2001), Executive Vice President (since April
                       2001) and Chief Financial Officer of Pacific Life & Annuity Company, February 1999
                       to present; Senior Vice President of Pacific Life & Annuity Company, February 1999
                       to April 2001; Executive Vice President and Chief Financial Officer to other affiliated companies of Pacific Life; Director of Prandium, Inc.

  David R. Carmichael  Director (since August 1997), Senior Vice President and General Counsel of Pacific
  Director, Senior     Life; Senior Vice President and General Counsel of Pacific LifeCorp, August 1997 to
  Vice President and   present; Senior Vice President and General Counsel of Pacific Mutual Holding
  General Counsel      Company, August 1997 to present; Director, Senior Vice President (since July 1998)
                       and General Counsel (since July 1998) of Pacific Life & Annuity Company; Director of
                       Association of California Life and Health Insurance Companies; and President-Elect
                       and former Director of Association of Life Insurance Counsel.

  Audrey L. Milfs      Director (since August 1997), Vice President and Corporate Secretary of Pacific
  Director, Vice       Life; Vice President and Corporate Secretary of Pacific LifeCorp, August 1997 to
  President and        present; Vice President and Secretary of Pacific Mutual Holding Company, August 1997
  Corporate Secretary  to present; Secretary of Pacific Select Fund; Secretary of Pacific Funds, June 2001
                       to present; similar positions with other affiliated companies of Pacific Life.

  James T. Morris      Executive Vice President of Pacific Life, January 2002 to present; Senior Vice
  Executive Vice       President of Pacific Life, April 1996 to January 2002; Executive Vice President of
  President            Pacific Life & Annuity Company, January 2002 to present; Senior Vice President of
                       Pacific Life & Annuity Company, August 1999 to January 2002.

  Edward R. Byrd       Vice President and Controller of Pacific Life; Vice President and Controller of
  Vice President and   Pacific LifeCorp, August 1997 to present; Vice President and Controller of Pacific
  Controller           Mutual Holding Company, August 1997 to present; and similar positions with other affiliated companies of Pacific Life.

  Brian D. Klemens     Vice President and Treasurer of Pacific Life, December 1998 to present; Assistant
  Vice President and   Vice President, Accounting and Assistant Controller of Pacific Life, April 1994 to
  Treasurer            December 1998; Vice President and Treasurer of Pacific LifeCorp, June 1999 to
                       present; Vice President and Treasurer of Pacific Mutual Holding Company, June 1999
                       to present; Vice President and Treasurer of Pacific Select Fund; Vice President and
                       Treasurer of other affiliated companies of Pacific Life.

ABOUT PACIFIC LIFE




                    ---------------------------------------------------------
Financial              The next several pages contain the statement of assets
statements             and liabilities of the Pacific Select Exec Separate
                       Account as of December 31, 2001 and the related statement of operations and financial highlights for the year then ended and the statements of changes in net assets for each of the two years in the period then ended.


                       These are followed by the consolidated statements of financial condition for Pacific Life as of December 31, 2001 and 2000 and the consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended
                       December 31, 2001, which are included in this prospectus so you can assess our ability to meet our obligations under the policies.



                   ---------------------------------------------------------
Experts The consolidated statements of financial condition of Pacific Life as of December 31, 2001 and 2000 and the consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001 as well as the statement of assets and liabilities of Pacific Select Exec Separate Account as of December 31, 2001, the related statement of operations and financial highlights for the year then ended and statements of changes in net assets for each of the two years in the period then ended included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT
The Board of Directors
Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (the "Separate Account") (comprised of Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, and Variable Account IV) as of December 31, 2001 and the related statement of operations and financial highlights for the year then ended (as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2001), and the statement of changes in net assets for each of the two years in the period then ended (as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value, and Focused 30 Variable Accounts, for the year ended December 31, 2001 and for each of the periods from commencement of operations through December 31, 2000, and as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2001). These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities owned as of December 31, 2001. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2001 and the results of their operations, financial highlights, and the changes in their net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 8, 2002

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
(In thousands)

                           Blue   Aggressive Emerging Diversified Small-Cap International   I-Net    Financial  Health
                           Chip     Growth   Markets   Research    Equity     Large-Cap   Tollkeeper Services  Sciences
                         Variable  Variable  Variable  Variable   Variable    Variable     Variable  Variable  Variable
                         Account   Account   Account    Account    Account     Account     Account    Account  Account
                         ----------------------------------------------------------------------------------------------
ASSETS

Investments:
 Blue Chip Portfolio.... $21,810
 Aggressive Growth
 Portfolio..............            $5,514
 Emerging Markets
 Portfolio..............                     $20,822
 Diversified Research
 Portfolio..............                                $21,942
 Small-Cap Equity
 Portfolio..............                                          $234,944
 International Large-Cap
 Portfolio..............                                                       $32,280
 I-Net Tollkeeper
 Portfolio..............                                                                    $4,057
 Financial Services
 Portfolio..............                                                                              $2,685
 Health Sciences
 Portfolio..............                                                                                        $5,978

Receivables:
 Due from Pacific Life
 Insurance Company......                12                   19                     60          11         2        27
 Fund shares redeemed...                          61                   124
                          --------------------------------------------------------------------------------------------
Total Assets............  21,810     5,526    20,883     21,961    235,068      32,340       4,068     2,687     6,005
                          --------------------------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......       5                  61                   124
 Fund shares purchased..       6        12                   19                     76          11         2        27
                         ---------------------------------------------------------------------------------------------
Total Liabilities.......      11        12        61         19        124          76          11         2        27
                         ---------------------------------------------------------------------------------------------
NET ASSETS.............. $21,799    $5,514   $20,822    $21,942   $234,944     $32,264      $4,057    $2,685    $5,978
                         =============================================================================================
Shares Owned in each
Portfolio...............   2,680       687     3,391      2,058     13,500       5,077         905       290       648
                         =============================================================================================
Cost of Investments..... $23,865    $5,961   $19,146    $21,915   $277,137     $32,667      $5,438    $2,691    $5,869
                         =============================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

                                     Telecom-    Multi-   Equity  Strategic  Growth  Focused  Mid-Cap  International
                         Technology munications Strategy  Income    Value      LT       30     Value       Value
                          Variable   Variable   Variable Variable Variable  Variable Variable Variable   Variable
                          Account     Account   Account  Account   Account  Account  Account  Account     Account
                         -------------------------------------------------------------------------------------------
ASSETS

Investments:
 Technology Portfolio...   $3,903
 Telecommunications
 Portfolio..............               $765
 Multi-Strategy
 Portfolio..............                        $156,631
 Equity Income
 Portfolio..............                                 $195,359
 Strategic Value
 Portfolio..............                                           $3,292
 Growth LT Portfolio....                                                    $346,026
 Focused 30 Portfolio...                                                              $1,890
 Mid-Cap Value
 Portfolio..............                                                                      $72,026
 International Value
 Portfolio..............                                                                                 $170,228

Receivables:
 Due from Pacific Life
 Insurance Company......                  5                            21         92       9       95         185
 Fund shares redeemed...        1                  5,485       15
                            ----------------------------------------------------------------------------------------
Total Assets............    3,904       770      162,116  195,374   3,313    346,118   1,899   72,121     170,413
                            ----------------------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......        1                  5,485       15
 Fund shares purchased..                  5                            21         96       9      103         184
                           -----------------------------------------------------------------------------------------
Total Liabilities.......        1         5        5,485       15      21         96       9      103         184
                           -----------------------------------------------------------------------------------------
NET ASSETS..............   $3,903      $765     $156,631 $195,359  $3,292   $346,022  $1,890  $72,018    $170,229
                           =========================================================================================
Shares Owned in each
Portfolio...............      661       144       10,572    9,312     375     18,615     266    5,085      14,115
                           =========================================================================================
Cost of Investments.....   $3,903      $732     $164,496 $228,996  $3,424   $581,272  $2,041  $67,814    $217,163
                           =========================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

                            Capital    Mid-Cap   Global   Equity  Small-Cap                      Managed   Money
                         Opportunities  Growth   Growth   Index     Index     REIT   Inflation     Bond    Market
                           Variable    Variable Variable Variable Variable  Variable   Managed   Variable Variable
                            Account    Account  Account  Account   Account  Account  Account (1) Account  Account
                         -----------------------------------------------------------------------------------------
ASSETS

Investments:
 Capital Opportunities
 Portfolio..............    $8,503
 Mid-Cap Growth
 Portfolio..............                $5,948
 Global Growth
 Portfolio..............                          $967
 Equity Index
 Portfolio..............                                 $426,520
 Small-Cap Index
 Portfolio..............                                           $35,837
 REIT Portfolio.........                                                    $21,181
 Inflation Managed
 Portfolio (1)..........                                                              $42,398
 Managed Bond
 Portfolio..............                                                                         $206,821
 Money Market
 Portfolio..............                                                                                  $227,673

Receivables:
 Due from Pacific Life
 Insurance Company......         7          22       4         83       92                 28         404      370
 Fund shares redeemed...                                                          5
                         -----------------------------------------------------------------------------------------
Total Assets............     8,510       5,970     971    426,603   35,929   21,186    42,426     207,225  228,043
                         -----------------------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......                                                          5
 Fund shares purchased..         7          22       4         82       92                 31         399      369
                         -----------------------------------------------------------------------------------------
Total Liabilities.......         7          22       4         82       92        5        31         399      369
                         -----------------------------------------------------------------------------------------
NET ASSETS..............    $8,503      $5,948    $967   $426,521  $35,837  $21,181   $42,395    $206,826 $227,674
                         =========================================================================================
Shares Owned in each
Portfolio...............     1,008         733     114     14,437    3,477    1,655     3,951      18,753   22,566
                         =========================================================================================
Cost of Investments.....    $9,277      $5,613    $999   $451,571  $37,509  $20,046   $41,690    $202,723 $227,888
                         =========================================================================================

(1) Formerly named Government Securities Variable Account and Government Securities Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

                         High Yield          Aggressive Large-Cap
                            Bond     Equity    Equity     Value   Variable Variable Variable Variable
                          Variable  Variable  Variable  Variable  Account  Account  Account  Account
                          Account   Account   Account    Account     I        II      III       IV
                         ----------------------------------------------------------------------------
ASSETS

Investments:
 High Yield Bond
 Portfolio..............  $54,146
 Equity Portfolio.......            $53,102
 Aggressive Equity
 Portfolio..............                      $30,701
 Large-Cap Value
 Portfolio..............                                 $74,923
 Brandes International
 Equity Portfolio.......                                          $24,187
 Turner Core Growth
 Portfolio..............                                                   $11,356
 Frontier Capital
 Appreciation
 Portfolio..............                                                            $19,940
 Clifton Enhanced U.S.
 Equity Portfolio.......                                                                     $11,335

Receivables:
 Due from Pacific Life
 Insurance Company......                 36        12        274       18
 Fund shares redeemed...        4                                                        27        7
                         ----------------------------------------------------------------------------
Total Assets............   54,150    53,138    30,713     75,197   24,205   11,356   19,967   11,342
                         ----------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......        3                                                        27        7
 Fund shares purchased..                 36        12        282       18
                         ----------------------------------------------------------------------------
Total Liabilities.......        3        36        12        282       18                27        7
                         ----------------------------------------------------------------------------
NET ASSETS..............  $54,147   $53,102   $30,701    $74,915  $24,187  $11,356  $19,940  $11,335
                         ============================================================================
Shares Owned in each
Portfolio...............    7,663     2,764     3,347      6,385    1,955      847    1,178      836
                         ============================================================================
Cost of Investments.....  $59,851   $79,382   $40,788    $78,896  $28,329  $15,716  $19,287  $13,779
                         ============================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                      Blue     Aggressive  Emerging  Diversified Small-Cap International   I-Net     Financial    Health
                      Chip       Growth    Markets    Research    Equity     Large-Cap   Tollkeeper  Services    Sciences
                    Variable    Variable   Variable   Variable   Variable    Variable     Variable   Variable    Variable
                   Account (1) Account (1) Account     Account    Account     Account     Account   Account (1) Account (1)
                   --------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends.......        $14                   $31       $26      $37,839        $218                    $7
                   --------------------------------------------------------------------------------------------------------
Net Investment
Income...........         14                    31        26       37,839         218                     7
                   --------------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS

 Net realized
 gain (loss) from
 security
 transactions....        (70)     ($133)   (10,792)     (133)     (68,486)     (6,365)    ($2,791)      (36)        $44
 Net unrealized
 appreciation
 (depreciation)
 on investments..     (2,054)      (447)     9,305        14       24,790       1,397         856        (7)        109
                   --------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments.....     (2,124)      (580)    (1,487)     (119)     (43,696)     (4,968)     (1,935)      (43)        153
                   --------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS..    ($2,110)     ($580)   ($1,456)     ($93)     ($5,857)    ($4,750)    ($1,935)     ($36)       $153
                   ========================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                                      Telecom-    Multi-    Equity   Strategic            Focused  Mid-Cap  International
                         Technology  munications Strategy   Income     Value   Growth LT     30     Value       Value
                          Variable    Variable   Variable  Variable  Variable  Variable   Variable Variable   Variable
                         Account (1) Account (1) Account   Account    Account   Account   Account  Account     Account
                        -------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends.............                    $1     $4,250     $3,839      $11     $67,117      $1    $1,610      $4,872
                        -------------------------------------------------------------------------------------------------

Net Investment Income..                     1      4,250      3,839       11      67,117       1     1,610       4,872
                        -------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS

 Net realized gain
 (loss) from security
 transactions..........    ($1,025)      (232)     2,814      5,623     (168)     12,936    (222)    1,646     (11,754)

 Net unrealized
 appreciation
 (depreciation)
 on investments........                    33     (8,595)   (29,183)    (121)   (227,892)     (1)    2,200     (38,846)
                        -------------------------------------------------------------------------------------------------

Net Realized and
Unrealized Gain (Loss)
on Investments.........     (1,025)      (199)    (5,781)   (23,560)    (289)   (214,956)   (223)    3,846     (50,600)
                        -------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS........    ($1,025)     ($198)   ($1,531)  ($19,721)   ($278)  ($147,839)  ($222)   $5,456    ($45,728)
                        =================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                            Capital     Mid-Cap      Global     Equity   Small-Cap          Inflation   Managed   Money
                         Opportunities   Growth      Growth     Index      Index     REIT    Managed      Bond    Market
                           Variable     Variable    Variable   Variable  Variable  Variable  Variable   Variable Variable
                          Account (1)  Account (1) Account (1) Account    Account  Account  Account (2) Account  Account
                        -------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends.............        $10                               $6,210   $1,861      $703    $1,359     $9,748   $8,530
                        -------------------------------------------------------------------------------------------------
Net Investment Income..         10                                6,210    1,861       703     1,359      9,748    8,530
                        -------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS

 Net realized gain
 (loss) from security
 transactions..........       (228)      ($745)       ($15)      16,104     (693)      601       (29)       177     (153)
 Net unrealized
 appreciation
 (depreciation)
 on investments........       (774)        335         (33)     (79,415)    (408)      105        82      3,287      208
                        -------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments.........     (1,002)       (410)        (48)     (63,311)  (1,101)      706        53      3,464       55
                        -------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS........      ($992)      ($410)       ($48)    ($57,101)    $760    $1,409    $1,412    $13,212   $8,585
                        =================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                         High Yield           Aggressive Large-Cap
                            Bond     Equity     Equity     Value   Variable  Variable  Variable Variable
                          Variable  Variable   Variable  Variable  Account   Account   Account  Account
                          Account   Account    Account    Account     I         II       III       IV
                         --------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends..............   $4,974     $3,830               $1,836   $1,220       $13      $139     $495
                         --------------------------------------------------------------------------------
Net Investment Income...    4,974      3,830                1,836    1,220        13       139      495
                         --------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS

 Net realized gain
 (loss) from security
 transactions...........   (3,013)   (11,055)  ($3,000)       115      297    (2,816)   (4,760)    (536)
 Net unrealized
 appreciation
 (depreciation)
 on investments.........   (1,328)    (8,440)   (3,044)    (4,813)  (4,705)     (708)    4,675   (1,060)
                         --------------------------------------------------------------------------------
Net Realized and
Unrealized Loss
on Investments..........   (4,341)   (19,495)   (6,044)    (4,698)  (4,408)   (3,524)      (85)  (1,596)
                         --------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.........     $633   ($15,665)  ($6,044)   ($2,862) ($3,188)  ($3,511)      $54  ($1,101)
                         ================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                      Blue     Aggressive  Emerging  Diversified Small-Cap  International   I-Net     Financial    Health
                      Chip       Growth    Markets    Research    Equity      Large-Cap   Tollkeeper  Services    Sciences
                    Variable    Variable   Variable   Variable   Variable     Variable     Variable   Variable    Variable
                   Account (1) Account (1) Account     Account    Account      Account     Account   Account (1) Account (1)
                  ----------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS

 Net investment
 income..........        $14                   $31         $26    $37,839         $218                     $7
 Net realized
 gain (loss) from
 security
 transactions....        (70)     ($133)   (10,792)       (133)   (68,486)      (6,365)    ($2,791)       (36)        $44
 Net unrealized
 appreciation
 (depreciation)
 on investments..     (2,054)      (447)     9,305          14     24,790        1,397         856         (7)        109
                  ----------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..     (2,110)      (580)    (1,456)        (93)    (5,857)      (4,750)     (1,935)       (36)        153
                  ----------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM
POLICY
TRANSACTIONS

 Transfer of net
 premiums........      3,469        989      5,004       2,750     31,448        7,829       1,347        396         703
 Transfers
 between variable
 accounts, net...     22,184      5,556       (965)     15,217     (3,988)      14,059         (81)     2,497       5,413
 Transfers--
 policy charges
 and deductions..     (1,261)      (324)    (1,786)       (764)   (16,016)      (2,550)       (582)      (133)       (241)
 Transfers--
 surrenders......       (143)       (19)      (785)       (588)    (8,737)      (1,344)        (85)       (18)        (23)
 Transfers--
 other...........       (340)      (108)      (327)       (519)    (1,904)      (1,296)        (27)       (21)        (27)
                  ----------------------------------------------------------------------------------------------------------
Net Increase in
Net Assets
Derived from
Policy
Transactions.....     23,909      6,094      1,141      16,096        803       16,698         572      2,721       5,825
                  ----------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS...........     21,799      5,514       (315)     16,003     (5,054)      11,948      (1,363)     2,685       5,978
                  ----------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of
 Year............                           21,137       5,939    239,998       20,316       5,420
                  ----------------------------------------------------------------------------------------------------------
 End of Year.....    $21,799     $5,514    $20,822     $21,942   $234,944      $32,264      $4,057     $2,685      $5,978
                  ==========================================================================================================

(1)  Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                                       Telecom-    Multi-    Equity   Strategic  Growth   Focused  Mid-Cap   International
                          Technology  munications Strategy   Income     Value      LT        30     Value        Value
                           Variable    Variable   Variable  Variable  Variable  Variable  Variable Variable    Variable
                          Account (1) Account (1) Account   Account    Account  Account   Account  Account      Account
                         -----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS

 Net investment income..                   $1       $4,250    $3,839      $11    $67,117       $1   $1,610       $4,872
 Net realized gain
 (loss) from security
 transactions...........    ($1,025)     (232)       2,814     5,623     (168)    12,936     (222)   1,646      (11,754)
 Net unrealized
 appreciation
 (depreciation)
 on investments.........                   33       (8,595)  (29,183)    (121)  (227,892)      (1)   2,200      (38,846)
                         -----------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations..............     (1,025)     (198)      (1,531)  (19,721)    (278)  (147,839)    (222)   5,456      (45,728)
                         -----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS

 Transfer of net
 premiums...............        533       234       13,677    27,200      764     71,991      503   10,622       28,776
 Transfers between
 variable accounts,
 net....................      4,642       808        6,932   (11,482)   2,204     (8,033)     700   39,918       (2,165)
 Transfers--policy
 charges and
 deductions.............       (206)      (63)      (8,214)  (13,720)    (222)   (31,637)    (180)  (3,821)     (12,349)
 Transfers--surrenders..        (25)       (6)      (9,555)   (6,691)     (31)   (14,287)     (19)  (2,297)      (5,006)
 Transfers--other.......        (16)      (10)      (1,782)   (3,194)     (24)    (5,117)       3   (1,359)      (1,679)
                         -----------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Derived from Policy
Transactions............      4,928       963        1,058    (7,887)   2,691     12,917    1,007   43,063        7,577
                         -----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........      3,903       765         (473)  (27,608)   2,413   (134,922)     785   48,519      (38,151)
                         -----------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year......                           157,104   222,967      879    480,944    1,105   23,499      208,380
                         -----------------------------------------------------------------------------------------------
 End of Year............     $3,903      $765     $156,631  $195,359   $3,292   $346,022   $1,890  $72,018     $170,229
                         ===============================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                            Capital     Mid-Cap      Global     Equity   Small-Cap            Inflation  Managed    Money
                         Opportunities   Growth      Growth     Index      Index     REIT      Managed     Bond     Market
                           Variable     Variable    Variable   Variable  Variable  Variable   Variable   Variable  Variable
                          Account (1)  Account (1) Account (1) Account    Account  Account   Account (2) Account   Account
                        ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS

 Net investment
 income................        $10                               $6,210    $1,861     $703      $1,359     $9,748    $8,530
 Net realized gain
 (loss) from security
 transactions..........       (228)       ($745)       ($15)     16,104      (693)     601         (29)       177      (153)
 Net unrealized
 appreciation
 (depreciation)
 on investments........       (774)         335         (33)    (79,415)     (408)     105          82      3,287       208
                        ----------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations.............       (992)        (410)        (48)    (57,101)      760    1,409       1,412     13,212     8,585
                        ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS

 Transfer of net
 premiums..............      1,350        1,109         135      82,811     3,609    3,940       6,292     24,814   295,870
 Transfers between
 variable accounts,
 net...................      8,853        5,601         942       3,463    17,627    5,351       7,498     23,038  (239,807)
 Transfers--policy
 charges and
 deductions............       (488)        (247)        (43)    (32,661)   (1,510)  (1,443)     (2,702)   (11,435)  (21,449)
 Transfers--
 surrenders............        (46)         (62)        (14)    (14,259)     (601)    (580)     (1,209)    (5,935)  (11,483)
 Transfers--other......       (174)         (43)         (5)     (5,132)     (220)    (727)       (362)    (1,929)   (6,587)
                        ----------------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions...........      9,495        6,358       1,015      34,222    18,905    6,541       9,517     28,553    16,544
                        ----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS..........      8,503        5,948         967     (22,879)   19,665    7,950      10,929     41,765    25,129
                        ----------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.....                                         449,400    16,172   13,231      31,466    165,061   202,545
                        ----------------------------------------------------------------------------------------------------
 End of Year...........     $8,503       $5,948        $967    $426,521   $35,837  $21,181     $42,395   $206,826  $227,674
                        ====================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                                    High Yield           Aggressive Large-Cap
                                       Bond     Equity     Equity     Value   Variable  Variable  Variable  Variable
                                     Variable  Variable   Variable  Variable  Account   Account   Account   Account
                                     Account   Account    Account    Account     I         II       III        IV
                                   ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS

 Net investment income............    $4,974    $3,830                $1,836   $1,220       $13      $139      $495
 Net realized gain (loss) from
 security transactions............    (3,013)  (11,055)   ($3,000)       115      297    (2,816)   (4,760)     (536)
 Net unrealized appreciation
 (depreciation) on investments....    (1,328)   (8,440)    (3,044)    (4,813)  (4,705)     (708)    4,675    (1,060)
                                   ----------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations..       633   (15,665)    (6,044)    (2,862)  (3,188)   (3,511)       54    (1,101)
                                   ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS

 Transfer of net premiums.........     7,576    14,123      7,605     11,740    6,296     3,330     3,306     2,644
 Transfers between variable
 accounts, net....................     9,314    (1,791)    (2,146)    49,282    1,298      (434)    3,966     3,150
 Transfers--policy charges and
 deductions.......................    (3,393)   (5,205)    (2,914)    (4,255)  (1,400)     (813)   (1,034)     (598)
 Transfers--surrenders............    (2,019)   (1,534)    (1,081)    (1,217)  (1,198)     (264)     (515)     (470)
 Transfers--other.................      (480)   (1,087)      (601)      (850)  (1,369)      (54)     (431)     (113)
                                   ----------------------------------------------------------------------------------
Net Increase in Net Assets
Derived from Policy Transactions..    10,998     4,506        863     54,700    3,627     1,765     5,292     4,613
                                   ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS............................    11,631   (11,159)    (5,181)    51,838      439    (1,746)    5,346     3,512
                                   ----------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year................    42,516    64,261     35,882     23,077   23,748    13,102    14,594     7,823
                                   ----------------------------------------------------------------------------------
 End of Year......................   $54,147   $53,102    $30,701    $74,915  $24,187   $11,356   $19,940   $11,335
                                   ==================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                        Emerging  Diversified Small-Cap  International   I-Net      Multi-    Equity    Strategic   Growth
                        Markets    Research    Equity      Large-Cap   Tollkeeper  Strategy   Income      Value       LT
                        Variable   Variable   Variable     Variable     Variable   Variable  Variable   Variable   Variable
                        Account   Account (1)  Account    Account (1)  Account (1) Account   Account   Account (1) Account
                       -----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS

 Net investment
 income...............      $12        $16     $22,131          $17                 $15,492   $20,983       $1      $86,293
 Net realized gain
 (loss) from security
 transactions.........    2,174         33      37,014         (899)       ($39)      1,836     6,806                54,726
 Net unrealized
 appreciation
 (depreciation)
 on investments.......  (12,692)        13    (130,859)      (1,783)     (2,237)    (16,234)  (43,571)     (11)    (277,267)
                       -----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting from
Operations............  (10,506)        62     (71,714)      (2,665)     (2,276)      1,094   (15,782)     (10)    (136,248)
                       -----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY
TRANSACTIONS

 Transfer of net
 premiums.............    5,600        834      38,899        4,114       1,210      15,754    33,109       52       84,921
 Transfers between
 variable accounts,
 net..................    8,725      5,218      16,628       20,341       7,035      (1,013)    1,768      861       55,046
 Transfers--policy
 charges and
 deductions...........   (1,542)      (157)    (14,915)        (794)       (272)     (6,614)  (11,919)      (8)     (30,926)
 Transfers--
 surrenders...........     (570)        (3)    (12,744)        (114)        (13)     (2,799)   (6,034)              (17,105)
 Transfers--other.....     (480)       (15)     (5,225)        (566)       (264)     (1,215)   (3,641)     (16)     (11,190)
                       -----------------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions..........   11,733      5,877      22,643       22,981       7,696       4,113    13,283      889       80,746
                       -----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS................    1,227      5,939     (49,071)      20,316       5,420       5,207    (2,499)     879      (55,502)
                       -----------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year....   19,910                289,069                              151,897   225,466               536,446
                       -----------------------------------------------------------------------------------------------------
 End of Year..........  $21,137     $5,939    $239,998      $20,316      $5,420    $157,104  $222,967     $879     $480,944
                       =====================================================================================================

(1) Operations commenced on January 4, 2000 for the Diversified Research Variable Account, January 3, 2000 for the International Large-Cap Variable Account, May 1, 2000 for the I-Net Tollkeeper Variable Account, and October 2, 2000 for the Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                           Focused   Mid-Cap   International  Equity   Small-Cap            Inflation  Managed    Money
                             30       Value        Value      Index      Index     REIT      Managed     Bond     Market
                          Variable   Variable    Variable    Variable  Variable  Variable   Variable   Variable  Variable
                         Account (1) Account      Account    Account    Account  Account   Account (2) Account   Account
                         -------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS

 Net investment income..       $5       $192       $6,503      $9,274      $240     $406      $1,405     $8,482    $9,399
 Net realized gain
 (loss) from security
 transactions...........       (4)     1,064        3,605      27,250       (19)     537        (359)      (737)      245
 Net unrealized
 appreciation
 (depreciation)
 on investments.........     (150)     1,946      (35,319)    (81,837)   (1,931)   1,170       1,794      7,338      (175)
                         -------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations..............     (149)     3,202      (25,211)    (45,313)   (1,710)   2,113       2,840     15,083     9,469
                         -------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS

 Transfer of net
 premiums...............       43      4,295       36,625      92,486     4,652    1,931       4,994     20,167   316,982
 Transfers between
 variable accounts,
 net....................    1,263     12,071        2,733      13,565     8,085    7,479       4,631     26,330  (220,717)
 Transfers--policy
 charges and
 deductions.............      (18)    (1,042)     (11,035)    (26,801)     (868)    (517)     (1,531)    (6,394)  (15,498)
 Transfers--surrenders..                 (54)      (6,805)    (13,558)     (122)    (251)     (1,229)    (3,001)  (10,933)
 Transfers--other.......      (34)      (181)      (3,276)     (5,544)     (291)    (167)       (457)    (1,321)   (7,804)
                         -------------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions............    1,254     15,089       18,242      60,148    11,456    8,475       6,408     35,781    62,030
                         -------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........    1,105     18,291       (6,969)     14,835     9,746   10,588       9,248     50,864    71,499
                         -------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year......               5,208      215,349     434,565     6,426    2,643      22,218    114,197   131,046
                         -------------------------------------------------------------------------------------------------
 End of Year............   $1,105    $23,499     $208,380    $449,400   $16,172  $13,231     $31,466   $165,061  $202,545
                         =================================================================================================

(1) Operations commenced on October 2, 2000.

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                             High Yield           Aggressive Large-Cap
                                Bond     Equity     Equity     Value   Variable  Variable  Variable  Variable
                              Variable  Variable   Variable  Variable  Account   Account   Account   Account
                              Account   Account    Account    Account     I         II       III        IV
                            ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS

 Net investment income.....    $4,404    $4,305     $1,226       $217   $1,858    $1,826    $3,567    $1,054
 Net realized gain (loss)
 from security
 transactions..............    (4,022)    4,154      1,368        785      305     1,170     1,545       318
 Net unrealized
 appreciation
 (depreciation)
 on investments............    (2,080)  (28,706)   (11,733)       781     (879)   (6,036)   (6,187)   (2,074)
                            ---------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets
Resulting from Operations..    (1,698)  (20,247)    (9,139)     1,783    1,284    (3,040)   (1,075)     (702)
                            ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM POLICY
TRANSACTIONS

 Transfer of net premiums..     8,079    17,220      9,760      5,067    4,882     3,857     3,548     1,298
 Transfers between variable
 accounts, net.............    (7,770)   14,858      6,623     12,710    9,591    (7,257)    5,683     2,156
 Transfers--policy charges
 and deductions............    (2,543)   (4,462)    (2,604)    (1,110)    (902)     (716)     (713)     (336)
 Transfers--surrenders.....    (1,322)   (1,490)      (944)      (186)    (636)     (917)     (793)     (515)
 Transfer--other...........      (262)   (1,217)      (849)      (565)    (398)     (447)     (519)      (83)
                            ---------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Derived from
Policy Transactions........    (3,818)   24,909     11,986     15,916   12,537    (5,480)    7,206     2,520
                            ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS.................    (5,516)    4,662      2,847     17,699   13,821    (8,520)    6,131     1,818
                            ---------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.........    48,032    59,599     33,035      5,378    9,927    21,622     8,463     6,005
                            ---------------------------------------------------------------------------------
 End of Year...............   $42,516   $64,261    $35,882    $23,077  $23,748   $13,102   $14,594    $7,823
                            =================================================================================

See Notes to Financial Statements

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2001 is comprised of thirty-five subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed (formerly Government Securities), Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, and Variable Account IV. The assets in each of the first thirty-one Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets in each of the last four Variable Accounts (I-IV) are invested in the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Clifton Enhanced U.S. Equity Portfolios, respectively, which are all portfolios of M Fund, Inc. (collectively, the "Funds"). Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account organized and registered with the Securities and Exchange Commission nine new Variable Accounts: the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, which commenced operations in 2001. The Aggressive Growth Variable Account commenced operations on January 2, 2001, the Telecommunications Variable Account commenced operations on January 3, 2001, the Blue Chip, Financial Services, Health Sciences, Mid-Cap Growth, and Global Growth Variable Accounts commenced operations on January 4, 2001, the Technology Variable Account commenced operations on January 5, 2001, and the Capital Opportunities Variable Account commenced operations on January 12, 2001.

 On September 22, 2000, the net assets of the Pacific Select Fund Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Pacific Select Fund Managed Bond Portfolio (the "reorganization"). In connection with the reorganization a total of 657,265 outstanding accumulation units (valued at $8,510,243) of the Bond and Income Variable Account were exchanged for 326,731 accumulation units with equal value of the Managed Bond Variable Account.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 2001, the Funds declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Mid-Cap Growth, Global Growth, and Aggressive Equity Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS' SHARES

 The investment in the Funds' shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account's investments in the Funds as of December 31, 2001 were as follows (amounts in thousands):

                                                            Variable Accounts
                        -----------------------------------------------------------------------------------------
                             Blue      Aggressive   Emerging    Diversified   Small-Cap  International   I-Net
                           Chip (1)    Growth (1)   Markets      Research       Equity     Large-Cap   Tollkeeper
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year                                  $28,766        $5,926      $306,981     $22,104      $7,665
Add: Total net proceeds
     from policy
     transactions           $24,185      $6,548      23,404        20,085       100,927      43,408       3,476
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income                  14                      31            26         1,385         218
     (b) Net realized
         gain                                                                    36,454
                        -----------------------------------------------------------------------------------------
            Sub-Total        24,199       6,548      52,201        26,037       445,747      65,730      11,141
Less: Cost of
      investments
      disposed during
      the year                  334         587      33,055         4,122       168,610      33,063       5,703
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                        23,865       5,961      19,146        21,915       277,137      32,667       5,438
Add: Unrealized
     appreciation
     (depreciation)          (2,055)       (447)      1,676            27       (42,193)       (387)     (1,381)
                        -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                       $21,810      $5,514     $20,822       $21,942      $234,944     $32,280      $4,057
                        =========================================================================================

                          Financial      Health      Tech-       Telecom-       Multi-                 Strategic
                         Services (1) Sciences (1) nology (1) munications (1)  Strategy  Equity Income   Value
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year                                                             $156,374    $227,421        $890
Add: Total net proceeds
     from policy
     transactions            $3,122      $9,461      $7,204        $1,565        22,130      19,854       4,399
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income                   7                                     1         3,965       1,411          11
     (b) Net realized
         gain                                                                       285       2,428
                        -----------------------------------------------------------------------------------------
            Sub-Total         3,129       9,461       7,204         1,566       182,754     251,114       5,300
Less:Cost of
 investments disposed
 during the year                438       3,592       3,301           834        18,258      22,118       1,876
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                         2,691       5,869       3,903           732       164,496     228,996       3,424
Add: Unrealized
     appreciation
     (depreciation)              (6)        109                        33        (7,865)    (33,637)       (132)
                        -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                        $2,685      $5,978      $3,903          $765      $156,631    $195,359      $3,292
                        =========================================================================================

                                                                  Inter-       Capital
                            Growth      Focused     Mid-Cap      national     Opportuni-    Mid-Cap      Global
                              LT           30        Value         Value       ties (1)   Growth (1)   Growth (1)
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year         $488,298      $1,256     $21,488      $216,468
Add: Total net proceeds
     from policy
     transactions            79,311       1,550      55,055        52,652       $10,204     $14,481      $1,102
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income               4,241           1         403         1,823            10
     (b) Net realized
         gain                62,876                   1,207         3,049
                        -----------------------------------------------------------------------------------------
            Sub-Total       634,726       2,807      78,153       273,992        10,214      14,481       1,102
Less:Cost of
 investments disposed
 during the year             53,454         766      10,339        56,829           937       8,868         103
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                       581,272       2,041      67,814       217,163         9,277       5,613         999
Add: Unrealized
     appreciation
     (depreciation)        (235,246)       (151)      4,212       (46,935)         (774)        335         (32)
                        -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                      $346,026      $1,890     $72,026      $170,228        $8,503      $5,948        $967
                        =========================================================================================

                                       Small-Cap                 Inflation     Managed                 High Yield
                         Equity Index    Index        REIT      Managed (2)      Bond    Money Market     Bond
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year         $395,037     $17,437     $12,201       $30,840      $164,249    $202,967     $46,893
Add: Total net proceeds
     from policy
     transactions            75,155      22,930      11,281        20,194        46,724     408,771      30,540
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income               4,572         228         642         1,359         9,748       8,530       4,974
     (b) Net realized
         gain                 1,638       1,633          61
                        -----------------------------------------------------------------------------------------
            Sub-Total       476,402      42,228      24,185        52,393       220,721     620,268      82,407
Less:Cost of
 investments disposed
 during the year             24,831       4,719       4,139        10,703        17,998     392,380      22,556
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                       451,571      37,509      20,046        41,690       202,723     227,888      59,851
Add: Unrealized
     appreciation
     (depreciation)         (25,051)     (1,672)      1,135           708         4,098        (215)     (5,705)
                        -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                      $426,520     $35,837     $21,181       $42,398      $206,821    $227,673     $54,146
                        =========================================================================================

----------------
(1) Operations commenced during 2001 (See Note 1 to Financial Statements).

(2) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


                                                            Variable Accounts
                         ---------------------------------------------------------------------------------------
                                       Aggressive  Large-Cap
                            Equity       Equity      Value           I            II          III          IV
                         ---------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year         $82,101      $42,926     $22,237       $23,185      $16,753      $18,615      $9,207
Add: Total net proceeds
     from policy
     transactions           25,312        7,926      62,927        10,021        5,959       28,643       6,511
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income                 27                      433         1,172           13                      495
     (b) Net realized
         gain                3,803                    1,403            48                       139
                         ---------------------------------------------------------------------------------------
            Sub-Total      111,243       50,852      87,000        34,426       22,725       47,397      16,213
Less:Cost of
 investments disposed
 during the year            31,861       10,064       8,104         6,097        7,009       28,110       2,434
                         ---------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                       79,382       40,788      78,896        28,329       15,716       19,287      13,779
Add: Unrealized
     appreciation
     (depreciation)        (26,280)     (10,087)     (3,973)       (4,142)      (4,360)         653      (2,444)
                         ---------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                      $53,102      $30,701     $74,923       $24,187      $11,356       19,940     $11,335
                         ========================================================================================

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS

 Transactions in Separate Account units for the year ended December 31, 2001 were as follows (units in thousands):

                                                            Variable Accounts
                         ----------------------------------------------------------------------------------------
                             Blue      Aggressive   Emerging    Diversified   Small-Cap  International   I-Net
                           Chip (1)    Growth (1)   Markets      Research       Equity     Large-Cap   Tollkeeper
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year                                 3,028           522        5,308        2,589         800
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                  442          122         784           251          734        1,163         266
 (b) Transfers between
     variable accounts,
     net                     2,591          617         (92)        1,378          (84)       2,045         (21)
 (c) Transfers--policy
     charges and
     deductions               (161)         (40)       (284)          (71)        (376)        (382)       (114)
 (d) Transfers--
     surrenders                (19)          (2)       (122)          (53)        (204)        (195)        (14)
 (e) Transfers--other          (41)         (10)        (47)          (45)         (47)        (188)        (12)
                         ----------------------------------------------------------------------------------------
            Sub-Total        2,812          687         239         1,460           23        2,443         105
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at end of year              2,812          687       3,267         1,982        5,331        5,032         905
                         ========================================================================================
                          Financial      Health      Tech-       Telecom-       Multi-                 Strategic
                         Services (1) Sciences (1) nology (1) munications (1) Strategy   Equity Income   Value
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year                                                            4,239        4,665          90
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                   43           72          82            44          376          611          84
 (b) Transfers between
     variable accounts,
     net                       268          556         583           128          196         (261)        229
 (c) Transfers--policy
     charges and
     deductions                (15)         (25)        (32)          (12)        (226)        (310)        (25)
 (d) Transfers--
     surrenders                 (2)          (2)         (3)           (1)        (262)        (149)         (3)
 (e) Transfers--other           (1)          (2)         (2)                       (48)         (71)         (2)
                         ----------------------------------------------------------------------------------------
            Sub-Total          293          599         628           159           36         (180)        283
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at end of year                293          599         628           159        4,275        4,485         373
                         ========================================================================================
                                                                  Inter-       Capital
                            Growth      Focused     Mid-Cap      national     Opportuni-    Mid-Cap      Global
                              LT           30        Value         Value       ties (1)   Growth (1)   Growth (1)
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year        9,673          134       1,819         8,754
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                1,829           71         780         1,440          171          142          16
 (b) Transfers between
     variable accounts,
     net                      (319)          88       2,864           (88)       1,012          654         109
 (c) Transfers--policy
     charges and
     deductions               (812)         (26)       (281)         (621)         (62)         (32)         (5)
 (d) Transfers--
     surrenders               (357)          (2)       (165)         (248)          (6)          (7)         (2)
 (e) Transfers--other         (135)          (1)        (97)          (83)         (22)          (6)
                         ----------------------------------------------------------------------------------------
            Sub-Total          206          130       3,101           400        1,093          751         118
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at end of year              9,879          264       4,920         9,154        1,093          751         118
                         ========================================================================================

----------------
(1) Operations commenced during 2001 (See Note 1 to Financial Statements).

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                                        Variable Accounts
                                --------------------------------------------------------------------
                                Equity  Small-Cap             Inflation  Managed  Money   High Yield
                                Index     Index      REIT    Managed (1)  Bond   Market      Bond
                                --------------------------------------------------------------------
Total units outstanding at
 beginning of year               9,728    1,429        998      1,209     6,071   10,749    1,581
Increase (decrease) in
 units resulting from policy
 transactions:
 (a) Transfer of net premiums    1,984      331        288        243       722   15,396      275
 (b) Transfers between
     variable accounts, net         46    1,563        386        253       859  (12,467)     344
 (c) Transfers--policy
     charges and deductions       (783)    (138)      (106)       (91)     (335)  (1,112)    (123)
 (d) Transfers--surrenders        (339)     (54)       (41)       (40)     (175)    (596)     (73)
 (e) Transfers--other             (127)     (19)       (54)       (12)      (54)    (337)     (17)
                                --------------------------------------------------------------------
          Sub-Total                781    1,683        473        353     1,017      884      406
                                --------------------------------------------------------------------
Total units outstanding at
 end of year                    10,509    3,112      1,471      1,562     7,088   11,633    1,987
                                ====================================================================
                                        Aggressive Large-Cap
                                Equity    Equity     Value        I        II      III        IV
                                --------------------------------------------------------------------
Total units outstanding at
 beginning of year               4,147    2,798      1,840      1,288       599      724      421
Increase (decrease) in units
 resulting from policy
 transactions:
 (a) Transfer of net premiums    1,087      706        967        372       187      155      173
 (b) Transfers between
     variable accounts, net       (249)    (182)     3,915         74       (45)     206      188
 (c) Transfers--policy
     charges and deductions       (406)    (275)      (351)       (83)      (45)     (53)     (38)
 (d) Transfers--surrenders        (118)     (99)      (102)       (69)      (14)     (25)     (26)
 (e) Transfers--other              (81)     (55)       (70)       (78)       (3)      (8)     (17)
                                --------------------------------------------------------------------
          Sub-Total                233       95      4,359        216        80      275      280
                                --------------------------------------------------------------------
Total units outstanding at
 end of year                     4,380    2,893      6,199      1,504       679      999      701
                                ====================================================================

----------------
(1) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

7. FINANCIAL HIGHLIGHTS

 Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for the year ended December 31, 2001 were as follows:

----------------------------------------------------------------------------------
                                                            Ratios of
                             AUV     Number      Total     Investment
                             at        of         Net       Income to
     Variable                End      Units      Assets    Average Net   Total
     Accounts              of Year Outstanding (in $000's)   Assets    Returns (1)
----------------------------------------------------------------------------------
 Blue Chip (2)               $7.75   2,811,771    $21,799        0.12%   (21.39%)
----------------------------------------------------------------------------------
 Aggressive Growth (2)        8.02     687,433      5,514        0.00%   (18.82%)
----------------------------------------------------------------------------------
 Emerging Markets             6.37   3,266,714     20,822        0.16%    (9.32%)
----------------------------------------------------------------------------------
 Diversified Research        11.07   1,981,854     21,942        0.27%    (2.05%)
----------------------------------------------------------------------------------
 Small-Cap Equity            44.07   5,331,480    234,944       16.62%    (1.75%)
----------------------------------------------------------------------------------
 International Large-Cap      6.41   5,031,727     32,264        0.84%   (18.63%)
----------------------------------------------------------------------------------
 I-Net Tollkeeper             4.48     904,785      4,057        0.00%   (32.93%)
----------------------------------------------------------------------------------
 Financial Services (2)       9.17     292,594      2,685        0.49%    (7.97%)
----------------------------------------------------------------------------------
 Health Sciences (2)          9.98     598,921      5,978        0.00%     1.04%
----------------------------------------------------------------------------------
 Technology (2)               6.22     627,943      3,903        0.00%   (36.41%)
----------------------------------------------------------------------------------
 Telecommunications (2)       4.82     158,754        765        0.18%   (51.36%)
----------------------------------------------------------------------------------
 Multi-Strategy              36.64   4,275,164    156,631        2.68%    (0.79%)
----------------------------------------------------------------------------------
 Equity Income               43.56   4,485,299    195,359        1.88%    (7.87%)
----------------------------------------------------------------------------------
 Strategic Value              8.82     373,489      3,292        0.43%    (9.20%)
----------------------------------------------------------------------------------
 Growth LT                   35.03   9,878,677    346,022       17.28%   (28.84%)
----------------------------------------------------------------------------------
 Focused 30                   7.16     264,148      1,890        0.07%   (13.24%)
----------------------------------------------------------------------------------
 Mid-Cap Value               14.64   4,920,202     72,018        3.58%    13.93%
----------------------------------------------------------------------------------
 International Value         18.60   9,153,924    170,229        2.73%   (22.30%)
----------------------------------------------------------------------------------
 Capital Opportunities (2)    7.78   1,093,055      8,503        0.21%   (21.52%)
----------------------------------------------------------------------------------
 Mid-Cap Growth (2)           7.92     750,712      5,948        0.00%   (19.83%)
----------------------------------------------------------------------------------
 Global Growth (2)            8.21     117,688        967        0.00%   (17.57%)
----------------------------------------------------------------------------------
 Equity Index                40.58  10,509,402    426,521        1.46%   (11.18%)
----------------------------------------------------------------------------------
 Small-Cap Index             11.52   3,111,792     35,837        9.13%     2.78%
----------------------------------------------------------------------------------
 REIT                        14.40   1,471,261     21,181        4.06%     8.79%
----------------------------------------------------------------------------------
 Inflation Managed (3)       27.14   1,561,993     42,395        3.63%     4.28%
----------------------------------------------------------------------------------
 Managed Bond                29.18   7,087,634    206,826        5.14%     6.65%
----------------------------------------------------------------------------------
 Money Market                19.57  11,632,924    227,674        3.70%     3.85%
----------------------------------------------------------------------------------
 High Yield Bond             27.25   1,987,170     54,147        9.89%     1.17%
----------------------------------------------------------------------------------
 Equity                      12.12   4,379,878     53,102        6.78%   (20.84%)
----------------------------------------------------------------------------------
 Aggressive Equity           10.61   2,892,614     30,701        0.00%   (16.90%)
----------------------------------------------------------------------------------
 Large-Cap Value             12.08   6,199,163     74,915        3.85%    (3.04%)
----------------------------------------------------------------------------------
 I                           16.08   1,503,806     24,187        5.27%   (12.77%)
----------------------------------------------------------------------------------
 II                          16.71     679,453     11,356        0.11%   (22.46%)
----------------------------------------------------------------------------------
 III                         19.96     999,083     19,940        0.84%    (0.36%)
----------------------------------------------------------------------------------
 IV                          16.16     701,361     11,335        5.49%   (12.38%)
----------------------------------------------------------------------------------

------------------
(1) Total returns do not include deductions at the separate account or contract level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract, which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(2) Variable Accounts commenced operations during 2001 (See Note 1 to Financial Statements). The ratios of investment income to average daily net assets are annualized.

(3) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

INDEPENDENT AUDITORS' REPORT
----------------------------

Pacific Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated statements of financial condition of Pacific Life Insurance Company and Subsidiaries (the Company) as of December 31, 2001 and 2000, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, CA
February 27, 2002

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                              December 31,
                                                              2001     2000
------------------------------------------------------------------------------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturity securities available for sale, at estimated
   fair value                                                $17,047  $15,136
  Equity securities available for sale, at estimated fair
   value                                                         266      179
  Trading securities, at fair value                              458       71
  Mortgage loans                                               2,933    3,026
  Real estate                                                    183      221
  Policy loans                                                 4,899    4,680
  Other investments                                            2,796    2,654
-----------------------------------------------------------------------------
TOTAL INVESTMENTS                                             28,582   25,967
Cash and cash equivalents                                        510      211
Deferred policy acquisition costs                              2,113    1,796
Accrued investment income                                        377      335
Other assets                                                     642      557
Separate account assets                                       23,458   25,918
-----------------------------------------------------------------------------
TOTAL ASSETS                                                 $55,682  $54,784
=============================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products                $21,796  $19,410
  Future policy benefits                                       4,580    4,542
  Short-term and long-term debt                                  439      359
  Other liabilities                                            1,690    1,323
  Separate account liabilities                                23,458   25,918
-----------------------------------------------------------------------------
TOTAL LIABILITIES                                             51,963   51,552
-----------------------------------------------------------------------------
Commitments and contingencies (Note 18)
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares authorized,
   issued and outstanding                                         30       30
  Paid-in capital                                                151      147
  Unearned ESOP shares                                            (3)      (6)
  Retained earnings                                            3,271    3,030
  Accumulated other comprehensive income                         270       31
-----------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                     3,719    3,232
-----------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                   $55,682  $54,784
=============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    Years Ended December 31,
                                                     2001      2000     1999
------------------------------------------------------------------------------
                                                         (In Millions)
REVENUES
Universal life and investment-type product policy
 fees                                              $    821  $    769 $    654
Insurance premiums                                      812       552      484
Net investment income                                 1,628     1,683    1,510
Net realized investment gain (loss)                     (14)      997       99
Commission revenue                                      181       270      234
Other income                                            225       209      145
------------------------------------------------------------------------------
TOTAL REVENUES                                        3,653     4,480    3,126
------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Policy benefits paid or provided                      1,163       879      735
Interest credited to universal life and invest-
 ment-type products                                   1,029       997      938
Commission expenses                                     524       576      485
Operating expenses                                      634       575      453
------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                           3,350     3,027    2,611
------------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                303     1,453      515
Provision for income taxes                               55       458      144
------------------------------------------------------------------------------

INCOME BEFORE CUMULATIVE ADJUSTMENTS DUE
 TO CHANGES IN ACCOUNTING PRINCIPLES                    248       995      371
Cumulative adjustments due to changes in account-
 ing principles, net of taxes                            (7)
------------------------------------------------------------------------------

NET INCOME                                         $    241  $    995 $    371
==============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                Accumulated Other
                                                                           Comprehensive Income (Loss)
                                                                     ----------------------------------------
                                                                       Unrealized
                                                                     Gain (Loss) on              Unrealized
                                                                      Derivatives     Foreign      Gain on
                                                   Unearned          and Securities  Currency    Interest in
                                    Common Paid-in   ESOP   Retained Available for  Translation     PIMCO
                                    Stock  Capital  Shares  Earnings   Sale, Net    Adjustment  Advisors L.P. Total
--------------------------------------------------------------------------------------------------------------------
                                                                     (In Millions)
BALANCES, JANUARY 1, 1999            $30    $126             $1,664      $ 507          $ 1                   $2,328
Comprehensive loss:
  Net income                                                    371                                              371
  Other comprehensive loss                                                (785)          (1)                    (786)
                                                                                                              ------
Total comprehensive loss                                                                                        (415)
Other equity adjustments                      11                                                                  11
Capital contribution                           3                                                                   3
Purchase of ESOP note                                $(13)                                                       (13)
Allocation of unearned ESOP shares                      1                                                          1
--------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 1999           30     140      (12)    2,035       (278)          -                     1,915
Comprehensive income:
  Net income                                                    995                                              995
  Other comprehensive income (loss)                                        236           (4)         $77         309
                                                                                                              ------
Total comprehensive income                                                                                     1,304
Other equity adjustments                       5                                                                   5
Allocation of unearned ESOP shares             2        6                                                          8
--------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2000           30     147       (6)    3,030        (42)          (4)          77       3,232
Comprehensive income:
  Net income                                                    241                                              241
  Other comprehensive income (loss)                                        129           (1)         111         239
                                                                                                              ------
Total comprehensive income                                                                                       480
Other equity adjustments                       1                                                                   1
Allocation of unearned ESOP shares             3        3                                                          6
--------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2001          $30    $151     $ (3)   $3,271      $  87          $(5)        $188      $3,719
====================================================================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                    Years Ended December 31,
                                                        2001     2000     1999
-------------------------------------------------------------------------------
                                                         (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                           $   241  $   995  $   371
Adjustments to reconcile net income to net cash
 provided by operating activities:
  Amortization on fixed maturity securities              (73)     (72)     (78)
  Depreciation and other amortization                     26       36       21
  Earnings of equity method investees                     (6)     (23)     (93)
  Deferred income taxes                                   56      424       (8)
  Net realized investment (gain) loss                     14     (997)     (99)
  Net change in deferred policy acquisition costs       (317)    (350)    (545)
  Interest credited to universal life and
   investment-type products                            1,029      997      938
  Change in trading securities                          (387)      29       (3)
  Change in accrued investment income                    (42)     (48)     (28)
  Change in future policy benefits                        38      156       58
  Change in other assets and liabilities                 154       24      172
-------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                733    1,171      706
-------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed maturity and equity securities available
 for sale:
  Purchases                                           (4,864)  (2,903)  (4,173)
  Sales                                                  941    1,595    2,334
  Maturities and repayments                            1,652    1,601    1,400
Repayments of mortgage loans                             682      700      681
Proceeds from sales of mortgage loans and real
 estate                                                   44        1       24
Purchases of mortgage loans and real estate             (593)    (806)    (886)
Change in policy loans                                  (219)    (422)    (255)
Cash received from acquisition of insurance block
 of business                                                               165
Other investing activity, net                            467     (664)     390
-------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                 (1,890)    (898)    (320)
-------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                               Years Ended December 31,
(Continued)                                     2001      2000      1999
--------------------------------------------------------------------------
                                                    (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                    $  4,690  $  4,090  $  4,453
  Withdrawals                                   (3,320)   (4,734)   (4,322)
Net change in short-term and long-term debt         80       135      (220)
Purchase of ESOP note                                                  (13)
Allocation of unearned ESOP shares                   6         8         1
--------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING
 ACTIVITIES                                      1,456      (501)     (101)
--------------------------------------------------------------------------

Net change in cash and cash equivalents            299      (228)      285
Cash and cash equivalents, beginning of year       211       439       154
--------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF YEAR        $    510  $    211  $    439
==========================================================================

SUPPLEMENTAL SCHEDULE OF INVESTING AND FINANCING ACTIVITIES

In connection with the acquisition of an annuity block of business in 1999, as discussed in Note 4, the following assets and liabilities were assumed:

     Fixed maturity securities                                    $  1,593
     Cash and cash equivalents                                         165
     Other assets                                                      100
                                                                  --------
        Total assets assumed                                      $  1,858
                                                                  ========

     Annuity reserves                                             $  1,847
     Other liabilities                                                  11
                                                                  --------
        Total liabilities assumed                                 $  1,858
                                                                  ========

==========================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Income taxes paid (received)                  $    (48) $     74  $     83
Interest paid                                 $     23  $     28  $     23
==========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION AND DESCRIPTION OF BUSINESS

   Pacific Life Insurance Company (Pacific Life) was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California (CA DOI) and the implementation of a plan of conversion to form a mutual holding company structure in 1997 (the Conversion).

   Pacific Life and its subsidiaries and affiliates have primary business operations consisting of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

   BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated. Pacific Life prepares its regulatory financial statements based on accounting practices prescribed or permitted by the CA DOI. These consolidated financial statements differ from those filed with regulatory authorities (Note 2).

   NEW ACCOUNTING PRONOUNCEMENTS

   Effective January 1, 2001, the Company adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of SFAS No. 133. SFAS No. 133 and SFAS No. 138 establish accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. All derivatives, whether designated in hedging relationships or not, are required to be recorded at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item are recognized in net realized investment gain (loss). If the derivative is designated as a cash flow hedge, changes in the fair value of the derivative are recorded in other comprehensive income (loss) (OCI) and are recognized in earnings when the hedged item affects earnings. For derivative instruments not designated as hedges, the change in fair value of the derivative is recorded in net realized investment gain (loss).

   Upon adoption of SFAS No. 133 and SFAS No. 138, the Company recorded an increase to net income of $1 million, net of taxes, as a cumulative adjustment due to change in accounting principle. This increase was primarily attributable to recording derivatives not designated as hedges at fair value, offset by the recording of initial ineffectiveness on fair value hedges. In addition, upon adoption the Company recorded an increase to accumulated OCI of $38 million, net of taxes. This increase was primarily attributable to the designation of derivatives as fair value hedges. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of the hedged items were not affected by the implementation of SFAS No. 133 and SFAS No. 138.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   Upon adoption of SFAS No. 133 and SFAS No. 138, the Company transferred $306 million of fixed maturity securities available for sale into the trading category. The transfer resulted in a reclassification of unrealized losses of $4 million, net of taxes, from accumulated OCI into net realized investment gain (loss).

   Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue (EITF) 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets. Under EITF 99-20, investors in certain asset-backed securities are required to record changes in their estimated yield on a prospective basis and to evaluate these securities for a decline in value, which is other than temporary. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be other than temporary, the security is written down to fair value. Upon adoption of EITF 99-20, the Company recorded a decrease to net income of $8 million, net of taxes, as a cumulative adjustment due to change in accounting principle.

   Effective April 1, 2001, the Company adopted the requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a replacement of FASB Statement No. 125, which revises the standards of accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosures, but it carries over most of FASB Statement No. 125's provisions without reconsideration. Adoption of SFAS No. 140 did not have a material impact on the Company's consolidated financial statements.

   In June 2001, the FASB issued SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No. 141, which was effective July 1, 2001, for any business combination entered into subsequent to June 30, 2001, requires the purchase method of accounting and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial statements. SFAS No. 142, effective for fiscal years beginning after December 15, 2001, requires that ratable amortization of goodwill be replaced with periodic impairment tests of the goodwill asset and that intangible assets, other than goodwill, should be amortized over their useful lives. Amortization of goodwill was $5 million, $3 million and $12 million for the years ended December 31, 2001, 2000 and 1999, respectively. The Company has not yet finalized the quantification of the impact, if any, on its consolidated financial statements of applying the new requirements of SFAS No. 142.

   In August 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses accounting and reporting for the impairment of long-lived assets and for long-lived assets to be disposed of. SFAS No. 144 is effective for fiscal years beginning after December 15, 2001. The Company has not yet finalized the quantification of the impact, if any, on its consolidated financial statements of applying the new requirements of SFAS No. 144.

   INVESTMENTS

   Fixed maturity and equity securities available for sale are reported at estimated fair value, with unrealized gains and losses, net of deferred income taxes and adjustments related to deferred policy acquisition costs, recorded as a component of OCI. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary and changes in fair value of fixed maturity securities attributable to the risk designated in a fair value hedge. Trading securities are reported at fair value with changes in fair value included in net realized investment gain (loss).

   For mortgage-backed securities included in fixed maturity securities available for sale, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gain (loss).

   Mortgage loans, net of valuation allowances and writedowns, and policy loans are stated at unpaid principal balances.

   Real estate is carried at depreciated cost, net of writedowns, or, for real estate acquired in satisfaction of debt, estimated fair value less estimated selling costs at the date of acquisition, if lower than the related unpaid balance.

   Partnership and joint venture interests in which the Company does not have a controlling interest or a majority ownership are generally recorded using the equity method of accounting and are included in other investments.

   Investments in low income housing tax credits (LIHTC) are included in other investments. These investments are recorded under either the effective interest method or the equity method. For investments in LIHTC recorded under the effective interest method, the amortization of the original investment and the tax credits are recorded in the provision for income taxes. For investments in LIHTC recorded under the equity method, the amortization of the initial investment is included in net investment income and the related tax credits are recorded in the provision for income taxes. The amortization recorded in net investment income was $27 million, $33 million and $22 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC and subsidiaries (PAM), had an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. (PIMCO Advisors) as of December 31, 1999 and May 4, 2000, through the direct and indirect ownership of PIMCO Advisors' Class A limited partnership units (Class A units). This interest was accounted for using the equity method through May 4, 2000.

   On May 5, 2000, a transaction was closed whereby Allianz of America, Inc. (Allianz), a subsidiary of Allianz AG, acquired substantially all interests in PIMCO Advisors other than those beneficially owned by PAM. PAM exchanged its Class A units for a new security, PIMCO Advisors Class E limited partnership units (Class E units). This exchange resulted in a realized, pretax nonmonetary exchange gain of $1,082 million, based on the fair value of the Class A units exchanged, or $38.75 per unit, the per unit value that Allianz paid to acquire its interest in PIMCO Advisors. This gain is included in net realized investment gain (loss) for the year ended December 31, 2000. A net deferred tax liability of $365 million was also established.

   As a result of this transaction, the Company has virtually no influence over PIMCO Advisors' operating and financial policies. Effective May 5, 2000, the interest in PIMCO Advisors is being accounted for using the cost method. The interest in PIMCO Advisors, which is included in other investments, is being reported at estimated fair value, as determined by the put and call option price described below. Unrealized gains of $177 million and $124 million, net of deferred income taxes of $66 million and $47 million, for the years ended December 31, 2001 and 2000, respectively, are reported as a component of OCI.

   In connection with this transaction, PAM entered into a Continuing Investment Agreement with Allianz with respect to its interest in PIMCO Advisors. The interest in PIMCO Advisors held by PAM is subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last business day of each calendar quarter, to purchase all of the interest in PIMCO Advisors held by PAM. The put option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its interest in PIMCO Advisors to Allianz. The call option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14 and can be exercised only if the call per unit value reaches a minimum value.

   Effective January 1, 2002, PIMCO Advisors changed its name to
   Allianz Dresdner Asset Management of America L.P.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   CASH AND CASH EQUIVALENTS

   Cash and cash equivalents include all investments with a remaining maturity of three months or less.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new insurance business, principally commissions, medical examinations, underwriting, policy issue and other expenses, all of which vary with and are primarily related to the production of new business, have been deferred. For universal life and investment-type products, such costs are generally amortized over the expected life of the contract in proportion to the present value of expected gross profits using investment, mortality, expense margins and surrender charge assumptions and estimates. Adjustments are reflected in income or equity in the period the Company experiences deviations in gross profit assumptions and estimates. Adjustments directly affecting equity result from experience deviations due to changes in unrealized gains and losses in securities available for sale. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions and estimates consistent with those used in computing policy reserves.

   Value of business acquired (VOBA), included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts. The VOBA balance was $91 million and $94 million as of December 31, 2001 and 2000, respectively.

   Components of deferred policy acquisition costs are as follows:

                                               Years Ended December 31,
                                                2001      2000      1999
                                              ----------------------------
                                                    (In Millions)
        Balance, January 1                      $1,796    $1,446    $  901
                                              ----------------------------
        Additions:
          Capitalized during the year              566       646       538
          Acquisition of insurance block of
           business                                                     75
                                              ----------------------------
        Total additions                            566       646       613
                                              ----------------------------
        Amortization:
          Allocated to commission expenses        (181)     (188)     (112)
          Allocated to operating expenses          (65)      (54)      (49)
          Allocated to OCI, unrealized gains
           (losses)                                 (3)      (54)       93
                                              ----------------------------
        Total amortization                        (249)     (296)      (68)
                                              ----------------------------
        Balance, December 31                    $2,113    $1,796    $1,446
                                              ============================

   UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   Universal life and investment-type products, including guaranteed interest contracts (GICs) and funding agreements, are valued using the retrospective deposit method and consist principally of deposits received plus interest credited, less accumulated assessments. Interest credited to these policies primarily ranged from 2.0% to 8.0% during 2001, 2000 and 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   FUTURE POLICY BENEFITS

   Life insurance reserves are valued using the net level premium method. Interest rate assumptions ranged from 4.5% to 9.3% for 2001, 2000 and 1999. Mortality, morbidity and withdrawal assumptions are generally based on the Company's experience, modified to provide for possible unfavorable deviations. Future dividends for participating business are provided for in the liability for future policy benefits. Dividends to policyholders are included in policy benefits paid or provided.

   Dividends are accrued based on dividend formulas approved by the Board of Directors and reviewed for reasonableness and equitable treatment of policyholders by an independent consulting actuary. As of December 31, 2001 and 2000, participating experience rated policies paying dividends represent less than 1% of direct written life insurance in force.

   REVENUES, BENEFITS AND EXPENSES

   Insurance premiums are recognized as revenues when due. Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

   Generally, receipts for universal life and investment-type products are classified as deposits. Policy fees from these contracts include mortality charges, surrender charges and earned policy service fees. Expenses related to these products include interest credited to account balances and benefit amounts in excess of account balances.

   Commission revenue from Pacific Life's broker-dealer subsidiaries is recorded on the trade date.

   DEPRECIATION AND AMORTIZATION

   Depreciation of investment real estate is computed on the straight-line method over the estimated useful lives, which range from 5 to 30 years. Certain other assets are depreciated or amortized on the straight-line method over periods ranging from 3 to 40 years. Depreciation of investment real estate is included in net investment income. Depreciation and amortization of certain other assets is included in operating expenses.

   INCOME TAXES

   Pacific Life and its wholly owned life insurance subsidiary domiciled in Arizona, Pacific Life & Annuity Company (PL&A), are taxed as life insurance companies for income tax purposes. Pacific Life and its includable subsidiaries are included in the consolidated Federal income tax return of PMHC and are allocated an expense or benefit based principally on the effect of including their operations in the consolidated return. Pacific Life's non insurance subsidiaries are either included in PMHC's combined California franchise tax return or file separate state tax returns. Deferred income taxes are provided for timing differences in the recognition of revenues and expenses for financial reporting and income tax purposes.

   SEPARATE ACCOUNTS

   Separate account assets are recorded at fair value and the related liabilities represent segregated contract owner funds maintained in accounts with individual investment objectives. The investment results of separate account assets generally pass through to separate account contract owners.

   FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair value of financial instruments, disclosed in Notes 5, 6 and 7, has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is often required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   RISKS AND UNCERTAINTIES

   The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, investment market risk, credit risk and legal and regulatory changes.

   Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments, the liabilities for future policy benefits and the carrying amount of deferred policy acquisition costs. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize losses. The Company controls its exposure to this risk by, among other things, asset/liability matching techniques that attempt to match the duration of assets and liabilities and utilization of derivative instruments. Additionally, the Company includes contractual provisions limiting withdrawal rights for certain of its products. A substantial portion of the Company's liabilities are not subject to surrender or can be surrendered only after deduction of a surrender charge or a market value adjustment.

   Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. The credit risk of financial instruments is controlled through credit approval procedures, limits and ongoing monitoring. Real estate and mortgage loan investment risks are limited by diversification of geographic location and property type. Management does not believe that significant concentrations of credit risk exist.

   The Company is also exposed to credit loss in the event of nonperformance by the counterparties to interest rate swap contracts and other derivative securities. The Company manages this risk through credit approvals and limits on exposure to any specific counterparty. However, the Company does not anticipate nonperformance by the counterparties.

   The Company is subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated expense to the Company. Existing Federal laws and regulations affect the taxation of life insurance or annuity products and insurance companies. There can be no assurance as to what, if any, cases might be decided or future legislation might be enacted, or if decided or enacted, whether such cases or legislation would contain provisions with possible negative effects on the Company's life insurance or annuity products.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining deferred policy acquisition costs, investment valuation and allowances, derivative valuation, and liabilities for future policy benefits. Actual results could differ from those estimates.

   RECLASSIFICATIONS

   Certain prior year amounts have been reclassified to conform to the 2001 financial statement presentation.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS

   Pacific Life prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the CA DOI, which is a comprehensive basis of accounting other than U.S. GAAP. Effective
   January 1, 2001, the CA DOI required that insurance companies domiciled in the State of California prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners'
   (NAIC) Accounting Practices and Procedures Manual, version effective January 1, 2001 (NAIC SAP), subject to any deviations prescribed or permitted by the CA DOI. As a result of adopting NAIC SAP, Pacific Life reported a statutory cumulative effect of change in accounting principle that increased statutory surplus by $229 million as of January 1, 2001.

   NAIC SAP does not allow for restatement of prior year amounts. Therefore, prior year statutory amounts presented in this footnote are not comparable to current year statutory amounts.

   The following are reconciliations of statutory capital and surplus, and statutory net income for Pacific Life as compared to the amounts reported as stockholder's equity and net income included on the accompanying consolidated financial statements:

                                                   December 31,
                                                    2001    2000
                                                   --------------
                                                   (In Millions)
         Statutory capital and surplus             $1,869  $1,678
           Deferred policy acquisition costs        2,124   1,764
           Asset valuation reserve                    524     524
           Non admitted assets                        378     115
           Accumulated other comprehensive income     270      31
           Surplus notes                             (150)   (150)
           Deferred income taxes                     (356)    181
           Insurance and annuity reserves            (795)   (767)
           Other                                     (145)   (144)
                                                   --------------
         Stockholder's equity as reported herein   $3,719  $3,232
                                                   ==============

                                              Years Ended December 31,
                                               2001      2000      1999
                                              ---------------------------
                                                    (In Millions)
         Statutory net income                 $    24  $    141  $    168
           Deferred policy acquisition costs      329       393       379
           Insurance and annuity reserves          25      (106)     (184)
           Deferred income taxes                  (29)      (87)       (3)
           Earnings of subsidiaries               (60)      674       (27)
           Other                                  (48)      (20)       38
                                              ---------------------------
         Net income as reported herein        $   241  $    995  $    371
                                              ===========================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)

   RISK-BASED CAPITAL

   Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. The adequacy of a company's actual capital is measured by the risk-based capital results, as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2001 and 2000, Pacific Life and PL&A exceeded the minimum risk-based capital requirements.

   PERMITTED PRACTICE

   For the year ended December 31, 2000, the CA DOI approved a permitted practice effective May 5, 2000, allowing Pacific Life to apply the accounting guidance promulgated for limited liability companies in Statement of Statutory Accounting Principle (SSAP) No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 46, Investments in Subsidiary, Controlled and Affiliated Entities, prior to the effective date of NAIC SAP, for its investment in PAM. Under this permitted practice, PAM was accounted for using the equity method of accounting. The permitted practice also required that the equity of PAM be adjusted for certain tax effects not recorded at PAM due to its limited liability company structure. As of January 1, 2001, this permitted practice became prescribed practice.

   Prior to May 5, 2000, net cash distributions received on PAM's interest in PIMCO Advisors were recorded as income, as permitted by the CA DOI.

   DIVIDEND RESTRICTIONS

   Dividend payments by Pacific Life to Pacific LifeCorp in any 12-month period cannot exceed the greater of 10% of adjusted statutory capital and surplus as of the preceding year end or the statutory net gain from operations for the previous calendar year, without prior approval from the CA DOI. Based on this limitation and 2001 statutory results, Pacific Life could pay $165 million in dividends in 2002 without prior approval. No dividends were paid during 2001, 2000 and 1999.

   The maximum amount of ordinary dividends that can be paid by PL&A to Pacific Life without restriction cannot exceed the lesser of 10% of statutory surplus as regards to policyholders, or the statutory net gain from operations. No dividends were paid during 2001, 2000 and 1999. Based on this limitation and 2001 statutory results, PL&A could pay $21 million in dividends in 2002 without prior approval.

3. CLOSED BLOCK

   In connection with the Conversion, an arrangement known as a closed block (the Closed Block) was established, for dividend purposes only, for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale for 1997. The Closed Block was designed to give reasonable assurance to holders of Closed Block policies that policy dividends will not change solely as a result of the Conversion.

   Assets that support the Closed Block, which are primarily included in fixed maturity securities, policy loans and accrued investment income, amounted to $292 million and $290 million as of December 31, 2001 and 2000, respectively. Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $326 million and $330 million as of December 31, 2001 and 2000, respectively. The contribution to income from the Closed Block amounted to $5 million, $6 million and $4 million and is primarily included in insurance premiums, net investment income and policy benefits paid or provided for the years ended December 31, 2001, 2000 and 1999, respectively.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4. ACQUISITIONS

   All of the Company's acquisitions are accounted for using the purchase method of accounting.

   On December 31, 2001, a transaction was closed whereby Pacific Life exchanged its 100% common stock ownership in World-Wide Holdings Limited (World-Wide) for a 22.5% common stock ownership in Scottish Annuity & Life Holdings, Ltd. (Scottish). World-Wide's assets and liabilities were approximately $164 million and $103 million, respectively. Scottish, a publicly traded specialty reinsurer, issued new ordinary shares in exchange for World-Wide at a value of $78 million. Pacific Life recorded a nonmonetary exchange gain of $13 million, net of taxes, in connection with this exchange. Pacific Life will account for its investment in Scottish using the equity method of accounting. The Company has not yet completed the allocation of the purchase price to assets and liabilities acquired.

   In 1999, Pacific Life acquired a payout annuity block of business from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation. On the effective date, this block of business consisted of approximately 16,000 annuitants having reserves of $1.8 billion. The assets received as part of this acquisition amounted to $1.6 billion in fixed maturity securities and $0.2 billion in cash.

   During 1999, Pacific Life acquired a 95% interest in Grayhawk Golf Holdings, LLC (Grayhawk) for $65 million, which owns 100% of a real estate investment property in Arizona. Goodwill resulting from this transaction was $22 million.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS

   The net carrying amount, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below. The net carrying amount represents amortized cost adjusted for other than temporary declines in value and change in fair value of fixed maturity securities attributable to the risk designated in a fair value hedge. The fair value of publicly traded securities is based on quoted market prices. For securities not actively traded, fair values were estimated based on amounts provided by independent pricing services specializing in matrix pricing and modeling techniques. The Company also estimates certain fair values based on interest rates, credit quality and average maturity or from securities with comparable trading characteristics.

                                    Net    Gross Unrealized
                                  Carrying ------------------   Estimated
                                   Amount  Gains     Losses     Fair Value
                                  ----------------------------------------
                                             (In Millions)
    As of December 31, 2001:
    ------------------------
    U.S. Treasury securities and
     obligations of
     U.S. government authorities
     and agencies                 $    32       $  2               $    34
    Obligations of states and
     political subdivisions           669         92                   761
    Foreign governments               292         27       $ 11        308
    Corporate securities           10,985        377        194     11,168
    Mortgage-backed and asset-
     backed securities              4,822        137        190      4,769
    Redeemable preferred stock          8                     1          7
                                  ----------------------------------------
    Total fixed maturity
     securities                   $16,808       $635       $396    $17,047
                                  ========================================
    Total equity securities       $   255       $ 20       $  9    $   266
                                  ========================================
    As of December 31, 2000:
    ------------------------
    U.S. Treasury securities and
     obligations of
     U.S. government authorities
     and agencies                 $    32       $  2               $    34
    Obligations of states and
     political subdivisions           641         55       $  1        695
    Foreign governments               302         20          5        317
    Corporate securities            8,780        258        232      8,806
    Mortgage-backed and asset-
     backed securities              5,230        101        100      5,231
    Redeemable preferred stock         52          9          8         53
                                  ----------------------------------------
    Total fixed maturity
     securities                   $15,037       $445       $346    $15,136
                                  ========================================
    Total equity securities       $   173       $ 18       $ 12    $   179
                                  ========================================


                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS (Continued)

   The net carrying amount and estimated fair value of fixed maturity securities available for sale as of December 31, 2001, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       Net
                                                     Carrying Estimated
                                                      Amount  Fair Value
                                                     -------------------
                                                        (In Millions)
        Due in one year or less                      $   794    $   811
        Due after one year through five years          4,785      4,924
        Due after five years through ten years         3,699      3,775
        Due after ten years                            2,708      2,768
                                                     ------------------
                                                      11,986     12,278
        Mortgage-backed and asset-backed securities    4,822      4,769
                                                     ------------------
        Total                                        $16,808    $17,047
                                                     ==================

   Major categories of investment income are summarized as follows:

                                               Years Ended December 31,
                                                 2001    2000    1999
                                               ------------------------
                                                    (In Millions)
        Fixed maturity securities                $1,118  $1,109  $1,030
        Equity securities                             5      13      15
        Mortgage loans                              206     230     208
        Real estate                                  64      61      46
        Policy loans                                202     182     159
        Other                                       172     218     166
                                               ------------------------
        Gross investment income                   1,767   1,813   1,624
        Investment expense                          139     130     114
                                               ------------------------
        Net investment income                    $1,628  $1,683  $1,510
                                               ========================


                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS (Continued)

   Net realized investment gain (loss), including changes in valuation allowances, is as follows:

                                                           Years Ended
                                                           December 31,
                                                         2001    2000  1999
                                                         ------------------
                                                          (In Millions)
        Fixed maturity securities                        $(45) $    2  $16
        Equity securities                                  31     (13)  58
        Mortgage loans                                              6    7
        Real estate                                         9      (3)  18
        Interest in PIMCO Advisors (Note 1)                     1,082
        Other investments                                  (9)    (77)
                                                         -----------------
        Total                                            $(14) $  997  $99
                                                         =================

   The change in fair value on investments in available for sale and trading securities is as follows:

                                                        December 31,
                                                      2001  2000     1999
                                                      -------------------
                                                        (In Millions)
        Available for sale securities:
          Fixed maturity                              $140  $477  $  (925)
          Equity                                         5   (20)    (157)
                                                      -------------------
        Total                                         $145  $457  $(1,082)
                                                      ===================
        Trading securities                            $(17) $  6  $     0
                                                      ===================

  Gross gains of $67 million, $125 million and $188 million and gross losses of $48 million, $44 million and $62 million, which have been included in earnings as a result of sales of available for sale securities, were realized for the years ended December 31, 2001, 2000 and 1999, respectively. Trading securities as of December 31, 2001 and 2000, included net unrealized losses of $15 million and net unrealized gains of $2 million, respectively.

  As of December 31, 2001 and 2000, investments in fixed maturity securities of $13 million were on deposit with state insurance departments to satisfy regulatory requirements. The Company's interest in PIMCO Advisors (Note 1) exceeds 10% of total stockholder's equity as of December 31, 2001.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

   The carrying amount and estimated fair value of the Company's financial instruments are as follows:

                                         December 31, 2001   December 31, 2000
                                        ------------------- -------------------
                                        Carrying  Estimated Carrying  Estimated
                                        Amount   Fair Value   Amount Fair Value
                                        ---------------------------------------
                                                     (In Millions)
    Assets:
      Fixed maturity and equity
       securities (Note 5)              $17,313   $17,313   $15,315   $15,315
      Trading securities                    458       458        71        71
      Mortgage loans                      2,933     3,088     3,026     3,246
      Policy loans                        4,899     4,899     4,680     4,680
      Cash and cash equivalents             510       510       211       211
      Interest in PIMCO Advisors (Note
       1)                                 1,703     1,703     1,548     1,548
      Derivative instruments (Note 7)        26        26        15        15
      Notes receivable from affiliates       88        88
    Liabilities:
      Guaranteed interest contracts       7,498     7,625     6,676     6,803
      Deposit liabilities                   482       495       470       483
      Annuity liabilities                 1,955     1,955     1,114     1,114
      Short-term debt                       275       275       195       195
      Long-term debt                        164       160       164       166
      Derivative instruments (Note 7)       530       530       445       445

   The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2001 and 2000:

   TRADING SECURITIES

   The fair value of trading securities is based on quoted market prices.

   MORTGAGE LOANS

   The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality and average maturity of the composite portfolio.

   POLICY LOANS

   The carrying amounts of policy loans are a reasonable estimate of their fair values because interest rates are generally variable and based on current market rates.

   CASH AND CASH EQUIVALENTS

   The carrying values approximate fair values due to the short-term maturities of these instruments.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

   NOTES RECEIVABLE FROM AFFILIATES

   The carrying amount of notes receivable from affiliates (Note 16) is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.

   GUARANTEED INTEREST CONTRACTS AND DEPOSIT LIABILITIES

   The estimated fair value of GICs is estimated using the rates currently offered for deposits of similar remaining maturities. The estimated fair value of deposit liabilities with no defined maturities is the amount payable on demand.

   ANNUITY LIABILITIES

   The estimated fair value of annuity liabilities approximates carrying value and primarily includes policyholder deposits and accumulated credited interest.

   SHORT-TERM DEBT

   The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.

   LONG-TERM DEBT

   The estimated fair value of surplus notes (Note 10) is based on market quotes. The carrying amount of other long-term debt is a reasonable estimate of its fair value because the interest rate on the debt is approximately the same as current market rates.

7. DERIVATIVES AND HEDGING ACTIVITIES

   The Company primarily utilizes various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration mismatch of assets and liabilities.

   The Company uses hedge accounting as allowed by SFAS No. 133 and SFAS No. 138, by designating derivative instruments as either fair value or cash flow hedges on the date the Company enters into a derivative contract. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. Hedge effectiveness is assessed quarterly by a variety of techniques including Value-at-Risk, regression analysis and cumulative dollar offset. In certain cases, hedge effectiveness is assumed because the derivative instrument was constructed such that all critical terms of the derivative exactly match the hedged risk in the hedged item.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVES AND HEDGING ACTIVITIES (Continued)

   Fair Value Hedges
   -----------------

   The Company primarily uses interest rate and foreign currency swaps and options to manage its exposure to changes in the fair values of its assets and liabilities due to fluctuations in foreign currencies and the benchmark interest rate. For derivative instruments that are designated as fair value hedges, the change in value of the derivative instrument as well as the change in fair value of the hedged item associated with the risk being hedged is recorded in net realized investment gain (loss). Periodic net settlements on derivatives designated as fair value hedges are reflected on an accrual basis as an adjustment to net investment income or interest credited on universal life and investment-type products, based on the item being hedged. The change in value of the hedged item associated with the risk being hedged is reflected as an adjustment to the carrying amount of the hedged item. Upon termination of the fair value hedging relationship, the accumulated cost basis adjustment is amortized into net investment income or interest credited to universal life or investment-type products over its remaining life or recognized immediately in connection with the disposal of the hedged item.

   For the year ended December 31, 2001, the ineffectiveness related to fair value hedges was approximately $0.2 million, net of tax, which is recorded in net realized investment gain (loss). No component of the hedging instrument's fair value is excluded from the determination of effectiveness.

   Cash Flow Hedges
   ----------------

   The Company primarily uses interest rate and foreign currency swaps and interest rate futures contracts to manage its exposure to variability in cash flows due to changes in foreign currencies and the benchmark interest rate. These cash flows include those associated with existing assets and liabilities as well as the forecasted interest cash flows related to anticipated investment purchases and liability issuances. Such anticipated investment purchases and liability issuances are considered to be probable to occur and are generally completed within 180 days of the inception of the hedge. The Company has not discontinued any cash flow hedges of anticipated transactions. For derivative instruments that are designated as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in OCI and is recognized as an adjustment to net investment income or interest credited on universal life and investment-type products when the hedged item affects earnings.

   The Company did not record any ineffectiveness for cash flow hedges during the year ended December 31, 2001. Over the next twelve months, the Company anticipates that $0.8 million of deferred gains on derivative instruments in accumulated OCI will be reclassified to earnings. For the year ended December 31, 2001, none of the Company's hedged forecasted transactions were determined to be probable of not occurring. No component of the hedging instrument's fair value is excluded from the determination of effectiveness.

   Derivatives Not Designated as Hedging Instruments
   -------------------------------------------------

   The Company enters into swap agreements, interest rate futures contracts, interest rate cap and floor agreements, and equity indexed futures contracts without designating the derivatives as hedging instruments. Derivatives that are not designated as hedging instruments are entered into primarily to manage the Company's interest rate risk from rising or falling interest rates, equity risk and yield enhancement. The Company uses credit default and total return swaps to manage the credit exposure of the portfolio, equity risk embedded in certain liabilities and to take advantage of market opportunities. Net realized investment gain (loss) for the year ended December 31, 2001 includes $2 million related to realized gains and losses and changes in fair value of derivative instruments not designated as hedges. Periodic net settlements on such derivatives are recorded as adjustments to net investment income or interest credited on universal life and investment-type products on an accrual basis, based upon the purpose of the derivative.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVES AND HEDGING ACTIVITIES (Continued)

   Embedded Derivatives
   --------------------

   The Company may enter into contracts that are not derivative instruments, but contain embedded derivatives. When it is determined that the embedded derivative possesses economic and risk characteristics that are not clearly and closely related to those of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, it is separated from the host contract and accounted for as a stand-alone derivative. Such derivatives are recorded on the consolidated statement of financial condition at fair value, with changes in their fair value recorded in net realized investment gain (loss).

   Derivative Instruments
   ----------------------

   The Company uses a variety of derivative financial instruments, including swaps, caps, floors, and exchange traded futures contracts.

   Interest rate swap agreements involve the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Credit default swaps involve the receipt of fixed rate payments in exchange for assuming potential credit exposure of an underlying security. Total return swaps involve the exchange of floating rate payments for the total return performance of a specified index, market or security. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

   Foreign currency swaps involve the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed exchange rate. There is also periodic exchange of interest payments in the two currencies at specified intervals, calculated using agreed upon rates and the exchanged principal amounts.

   The Company issues synthetic GICs to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans (ERISA Plan). The ERISA Plan uses the contracts in its stable value or guaranteed fixed income option. Synthetic GICs provide certain of the ERISA Plan's assets a guarantee of principal and interest, as it relates to certain benefit payments. The Company has an off balance sheet risk that the value of the underlying assets is insufficient to meet these guarantees. To control this risk, the Company pre-approves all investment guidelines. Default risk is absorbed by the ERISA Plan. The interest rate guarantee is reset periodically to reflect actual performance results. As of December 31, 2001 the Company had outstanding commitments to maintain liquidity for benefit payments on notional amounts of $2.6 billion compared to $1.7 billion as of December 31, 2000. The notional amounts represent the value of the ERISA Plan's assets only and are not a measure of the exposure to the Company.

   Interest rate floor agreements entitle the Company to receive the difference when the current rate of the underlying index is below the strike rate. Interest rate cap agreements entitle the Company to receive the difference when the current rate of the underlying index is above the strike rate. Options purchased involve the right, but not the obligation, to purchase the underlying securities at a specified price during a given time period. Cash requirements for these instruments are generally limited to the premium paid by the Company at acquisition.

   Financial futures contracts obligate the holder to buy or sell the underlying financial instrument at a specified future date for a set price and may be settled in cash or by delivery of the financial instrument. Price changes on futures are settled daily through the required margin cash flows. The notional amounts of the contracts do not represent future cash requirements, as the Company intends to close out open positions prior to expiration.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVES AND HEDGING ACTIVITIES (Continued)

   Outstanding derivatives with off-balance sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair value as of December 31, 2001 and 2000 are as follows:

                                                          Assets (Liabilities)
                                                -----------------------------------------
                                 Notional or    Carrying  Estimated  Carrying  Estimated
                              Contract Amounts   Value    Fair Value  Value    Fair Value
                              ----------------- --------  ---------- --------  ----------
                                2001     2000     2001       2001      2000       2000
                              -----------------------------------------------------------
                                                    (In Millions)
    Interest rate swap
     contracts                $  3,512 $  2,648   $(144)     $(144)    $ (89)      $ (89)
    Credit default and total
     return swaps                2,375    3,896    (105)      (105)     (132)       (132)
    Foreign currency swaps       3,310    2,488    (281)      (281)     (224)       (224)
    Synthetic GICs               2,599    1,695
    Interest rate floors,
     caps, options and
     swaptions                     829      745      26         26        15          15
    Financial futures
     contracts                      97       58
                              ----------------------------------------------------------
    Total                      $12,722  $11,530   $(504)     $(504)    $(430)      $(430)
                              ==========================================================

   A reconciliation of the notional or contract amounts is as follows:

                                   Balance  Acquisitions Terminations Balance
                                  Beginning  and Other       and      End of
                                   of Year   Additions    Maturities   Year
                                  -------------------------------------------
                                                 (In Millions)
    December 31, 2001:
    ------------------
    Interest rate swap contracts   $ 2,648     $1,100       $  236    $ 3,512
    Credit default and total
     return swaps                    3,896        254        1,775      2,375
    Foreign currency swaps           2,488      1,439          617      3,310
    Synthetic GICs                   1,695      1,046          142      2,599
    Interest rate floors, caps,
     options and swaptions             745        103           19        829
    Financial futures contracts         58      3,398        3,359         97
                                  -------------------------------------------
    Total                          $11,530     $7,340       $6,148    $12,722
                                  ===========================================
    December 31, 2000:
    ------------------
    Interest rate swap contracts   $ 2,867     $2,419       $2,638    $ 2,648
    Credit default and total
     return swaps                    2,120      2,898        1,122      3,896
    Foreign currency swaps           1,685      1,079          276      2,488
    Synthetic GICs                   1,632        470          407      1,695
    Interest rate floors, caps,
     options and swaptions           1,033        160          448        745
    Financial futures contracts        677      2,762        3,381         58
                                  -------------------------------------------
    Total                          $10,014     $9,788       $8,272    $11,530
                                  ===========================================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   The detail of universal life and investment-type product liabilities is as follows:

                                                           December 31,
                                                           2001    2000
                                                          ---------------
                                                           (In Millions)
           Universal life                                 $12,278 $11,405
           Investment-type products                         9,518   8,005
                                                          ---------------
                                                          $21,796 $19,410
                                                          ===============

   The detail of universal life and investment-type products policy fees and interest credited, net of reinsurance ceded, is as follows:

                                       Years Ended December 31,
                                         2001     2000    1999
                                       -------------------------
                                             (In Millions)
           Policy fees:
             Universal life            $     582 $   541 $   509
             Investment-type products        239     228     145
                                       -------------------------
           Total policy fees           $     821 $   769 $   654
                                       =========================
           Interest credited:
             Universal life            $     500 $   467 $   444
             Investment-type products        529     530     494
                                       -------------------------
           Total interest credited     $   1,029 $   997 $   938
                                       =========================

9. LIABILITY FOR GROUP HEALTH UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSE

   Activity in the liability for group health unpaid claims and claim adjustment expenses, which is included in future policy benefits, is summarized as follows:

                                  Years Ended December 31,
                                      2001        2000
                                  ------------------------
                                        (In Millions)
          Balance at January 1        $130        $116
          Incurred related to:
            Current year               569         395
            Prior years                (12)        (19)
                                  ------------------------
          Total incurred               557         376
                                  ------------------------
          Paid related to:
            Current year               448         297
            Prior years                 80          65
                                  ------------------------
          Total paid                   528         362
                                  ------------------------
          Balance at December 31      $159        $130
                                  ========================

   As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $12 million and $19 million for the years ended December 31, 2001 and 2000, respectively.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. SHORT-TERM AND LONG-TERM DEBT

   Pacific Life borrows for short-term needs by issuing commercial paper. There was no commercial paper debt outstanding as of December 31, 2001 and 2000. As of December 31, 2001 and 2000, Pacific Life had a revolving credit facility of $350 million. There was no debt outstanding under the revolving credit facility as of December 31, 2001 and 2000.

   PAM had bank borrowings outstanding of $275 million and $195 million as of December 31, 2001 and 2000, respectively. The interest rate was 2.3% and 6.9% as of December 31, 2001 and 2000, respectively. The amount of the borrowings and the interest rates are reset monthly. The borrowing limit for PAM as of December 31, 2001 and 2000, was $275 million and $215 million, respectively.

   Grayhawk has a note payable with a maturity date of May 22, 2008. The note bears a fixed rate of interest of 7.6%. The outstanding balance as of December 31, 2001 and 2000 was $14 million.

   Pacific Life has $150 million of long-term debt, which consists of surplus notes outstanding at an interest rate of 7.9% maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. The surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. Each payment of interest and principal on the surplus notes may be made only with the prior approval of the Insurance Commissioner of the State of California. Interest expense amounted to $12 million for each of the years ended December 31, 2001, 2000 and 1999 and is included in net investment income.

11. INCOME TAXES

   The provision for income taxes is as follows:

                                                   Years Ended December 31,
                                                      2001      2000     1999
                                                  -----------------------------
                                                       (In Millions)
    Current                                          $(5)      $ 34     $152
    Deferred                                          60        424       (8)
                                                  -----------------------------
    Provision for income taxes on income before
     cumulative adjustments due to changes in
     accounting principles                            55        458      144
    Deferred income tax provision on cumulative
     adjustments due to changes in accounting
     principles                                       (4)
                                                  -----------------------------
    Total                                            $51       $458     $144
                                                  =============================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)


   The sources of the Company's provision for deferred taxes are as follows:

                                                   Years Ended December 31,
                                                    2001      2000      1999
                                                  ----------------------------
                                                        (In Millions)
    Nonmonetary exchange of PIMCO Advisors units
     (Note 1)                                                   $447
    Deferred policy acquisition costs                 $ 99        57      $ 20
    Policyholder reserves                                7        19        51
    Duration hedging                                               3       (30)
    Investment valuation                                (7)      (19)      (28)
    Partnership income                                 (26)        3       (25)
    Low income housing credit carryover                (31)
    Other                                               14        (4)        4
                                                  ----------------------------
    Deferred taxes from operations                      56       506        (8)
    Release of deferred taxes in connection with
     nonmonetary exchange of PIMCO Advisors
     units (Note 1)                                              (82)
                                                  ----------------------------
    Provision for deferred taxes                      $ 56      $424      $ (8)
                                                  ============================

   In connection with the nonmonetary exchange of partnership units at PIMCO Advisors (Note 1), certain nonoperating deferred taxes previously established were released during the year ended December 31, 2000.

   A reconciliation of the provision for income taxes based on the prevailing corporate statutory tax rate to the provision reflected in the consolidated financial statements is as follows:

                                                    Years Ended December 31,
                                                     2001      2000      1999
                                                   ----------------------------
                                                         (In Millions)
    Provision for income taxes at the statutory
     rate                                              $106      $509      $180
      State income taxes                                  4        25
      Nontaxable investment income                       (6)       (6)       (7)
      Low income housing and foreign tax credits        (28)      (22)      (19)
      Book to tax basis difference on nonmonetary
       exchange of PIMCO Advisors units (Note 1)                  (35)
      Other                                             (21)      (13)      (10)
                                                   ----------------------------
    Provision for income taxes on income before
     cumulative adjustments due to changes in
     accounting principles                               55       458       144
    Deferred income tax provision on cumulative
     adjustments due to changes in accounting
     principles                                          (4)
                                                   ----------------------------
    Total                                              $ 51      $458      $144
                                                   ============================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)

   The net deferred tax liability, included in other liabilities as of December 31, 2001 and 2000, is comprised of the following tax effected temporary differences:

                                                             December 31,
                                                              2001    2000
                                                             --------------
                                                             (In Millions)
        Deferred tax assets
          Policyholder reserves                              $  177   $ 184
          Investment valuation                                   99      92
          Deferred compensation                                  40      35
          Low income housing credit carryover                    31
          Duration hedging                                       18      18
          Partnership income                                     10
          Dividends                                               7       7
          Postretirement benefits                                 6       8
          Other                                                   5      22
                                                             --------------
        Total deferred tax assets                               393     366
                                                             --------------
        Deferred tax liabilities
          Nonmonetary exchange of PIMCO Advisors units
           (Note 1)                                            (429)   (429)
          Deferred policy acquisition costs                    (200)   (101)
          Partnership income                                            (16)
          Depreciation                                           (2)     (2)
                                                             --------------
        Total deferred tax liabilities                         (631)   (548)
                                                             --------------
        Net deferred tax liability from operations             (238)   (182)
        Deferred taxes on World-Wide (Note 4)                           (11)
        Deferred taxes on OCI                                  (159)    (23)
                                                             --------------
        Net deferred tax liability                           $( 397)  $(216)
                                                             ==============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. COMPREHENSIVE INCOME (LOSS)

   The Company displays comprehensive income (loss) and its components on the accompanying consolidated statements of stockholder's equity and as follows. OCI is shown net of reclassification adjustments and net of deferred income taxes. The disclosure of the gross components of OCI is as follows:

                                                   Years Ended December 31,
                                                    2001      2000      1999
                                                   ---------------------------
                                                         (In Millions)
    Gross Holding Gain (Loss):
      Holding gain (loss) on securities available
       for sale                                       $151     $ 457     $(948)
      Holding loss on derivatives                      (20)      (70)     (226)
      Income tax (expense) benefit                     (45)     (135)      411
    Reclassification adjustment:
      Realized (gain) loss on sale of securities
       available for sale                               (5)        3       (78)
      Realized loss on derivatives                      71
      Provision for income taxes (benefit)             (24)       (1)       27
    Allocation of holding (gain) loss to deferred
     policy
     acquisition costs                                   2       (27)       44
    Provision for income (taxes) benefit                (1)        9       (15)
                                                   ---------------------------
    Net unrealized gain (loss) on securities
     available for sale                                129       236      (785)
    Foreign currency translation adjustment             (1)       (4)       (1)
    Unrealized gain on interest in PIMCO Advisors
     (Note 1)                                          111        77
                                                   ---------------------------
    Total                                             $239      $309     $(786)
                                                   ===========================

13. REINSURANCE

   The Company has reinsurance agreements with other insurance companies for the purpose of diversifying risk and limiting exposure on larger mortality risks or, in the case of a producer-owned reinsurance company, to diversify risk and retain top producing agents. Amounts receivable from reinsurers for reinsurance of future policy benefits, universal life deposits, and unpaid losses is included in other assets. All assets associated with business reinsured on a yearly renewable term and modified coinsurance basis remain with, and under the control of the Company. Amounts recoverable (payable) from (to) reinsurers include the following amounts:

                                                        December 31,
                                                         2001    2000
                                                        --------------
                                                        (In Millions)
      Universal life deposits                             $(79)   $(66)
      Future policy benefits                               155     156
      Unpaid claims                                         34      26
      Paid claims                                           16      13
      Other                                                 17      33
                                                        --------------
      Net reinsurance recoverable                         $143    $162
                                                        ==============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (Continued)

   As of December 31, 2001, 75% of the reinsurance recoverables were from two reinsurers, of which 100% is secured by payables to the reinsurer. To the extent that the assuming companies become unable to meet their obligations under these agreements, the Company remains contingently liable. The Company does not anticipate nonperformance by the assuming companies. The components of insurance premiums are as follows:

                                                          Years Ended December 31,
                                                          2001      2000     1999
                                                        ---------------------------
                                                            (In Millions)
      Direct premiums                                    $ 923     $ 646     $563
      Ceded reinsurance                                   (129)     (108)     (93)
      Assumed reinsurance                                   18        14       14
                                                        ---------------------------
      Insurance premiums                                 $ 812     $ 552     $484
                                                        ===========================

   Revenues and benefits are shown net of the following reinsurance transactions:

                                                     Years Ended December 31,
                                                       2001     2000    1999
                                                     -------------------------
                                                           (In Millions)
      Ceded reinsurance netted against policy fees       $ 85     $ 74    $ 52
      Ceded reinsurance netted against net
       investment income                                  266      244     212
      Ceded reinsurance netted against interest
       credited                                           210      161     111
      Ceded reinsurance netted against policy
       benefits                                           115      110      88
      Assumed reinsurance included in policy
       benefits                                            11       12       8

14. SEGMENT INFORMATION

   The Company has five operating segments: Life Insurance, Institutional Products, Annuities, Group Insurance and Broker-Dealers. These segments are managed separately and have been identified based on differences in products and services offered. All other activity is included in Corporate and Other.

   Prior to May 4, 2000, the Company had another operating segment, Investment Management. In connection with the PIMCO Advisors transaction (Note 1), Investment Management was no longer considered an operating segment by management and, effective May 5, 2000, it's activities are included in Corporate and Other. PIMCO Advisors offers a diversified range of investment products through separately managed accounts, and institutional, retail and offshore funds.

   The Life Insurance segment offers universal life, variable universal life and other life insurance products to individuals, small businesses and corporations through a network of distribution channels that include branch offices, sales centers, marketing organizations, National Association of Securities Dealers (NASD) firms and a national producer group that has produced over 10% of the segment's in force business.

   The Institutional Products segment offers investment and annuity products to pension fund sponsors and other institutional investors primarily through its home office marketing team and other intermediaries.

   The Annuities segment offers variable and fixed annuities to individuals and small businesses through NASD firms, regional and national wirehouses, and financial institutions.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The Group Insurance segment primarily offers group life, health and dental insurance, and stop loss insurance products to corporate, government and labor-management-negotiated plans. The group life, health and dental insurance is primarily distributed through a network of sales offices and the stop loss insurance is distributed through a network of third party administrators.

   The Broker-Dealers segment includes five NASD registered firms that provide securities and insurance brokerage services and investment advisory services through approximately 3,100 registered representatives. Pacific Life's direct wholly owned broker-dealer subsidiary, Pacific Select Distributors, Inc. (PSD), primarily serves as the underwriter/distributor of registered investment-related products and services, principally variable life and annuity contracts issued by Pacific Life. During 2001, PSD became the distributor of the Pacific Funds, a multi-class, open end investment management company. Pacific Life is the investment adviser to the Pacific Funds.

   Corporate and Other primarily includes investment income, expenses and assets not attributable to the operating segments, and the operations of World-Wide (Note 4). Corporate and Other also includes the elimination of intersegment revenues, expenses and assets, including commission revenue and expense from the sale of Pacific Life's variable life and annuity products.

   The Company uses the same accounting policies and procedures to measure segment income and assets as it uses to measure its consolidated net income and assets. Net investment income and net realized investment gain (loss) are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The provision for income taxes is allocated based on each segment's actual tax provision.

   The Company generates substantially all of its revenues and income from customers located in the United States. Additionally, substantially all of the Company's assets are located in the United States.

   Depreciation expense and capital expenditures are not material and have not been reported herein. The Company's significant noncash item disclosed herein is interest credited to universal life and investment-type products.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information as of and for the year ended December 31, 2001:

                               Life    Institutional             Group   Broker- Corporate
                             Insurance   Products    Annuities Insurance Dealers and Other  Total
    -----------------------------------------------------------------------------------------------
                                                         (In Millions)
    REVENUES
    Policy fees               $   582     $     2     $   237                              $   821
    Insurance premiums            (59)        113                $723             $   35       812
    Net investment income         645         831          67      19     $  1        65     1,628
    Net realized investment
     gain (loss)                                5                   2                (21)      (14)
    Commission revenue                                                     580      (399)      181
    Other income                   28          10          99       2       40        46       225
                             ---------------------------------------------------------------------
    Total revenues              1,196         961         403     746      621      (274)    3,653
                             ---------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Policy benefits               205         351          27     557                 23     1,163
    Interest credited             506         456          67                                1,029
    Commission expenses           149           3         146      50      570      (394)      524
    Operating expenses            172          20         144     113       53       132       634
                             ---------------------------------------------------------------------
    Total benefits and
     expenses                   1,032         830         384     720      623      (239)    3,350
                             ---------------------------------------------------------------------

    Income (loss) before
     provision
     for income taxes
     (benefit)                    164         131          19      26       (2)      (35)      303
    Provision for income
     taxes (benefit)               38          34           1       7       (1)      (24)       55
                             ---------------------------------------------------------------------
    Income (loss) before
     cumulative adjustments
     due to changes in
     accounting principles        126          97          18      19       (1)      (11)      248
    Cumulative adjustments
     due to changes in
     accounting principles,
     net of taxes                  (3)         (8)         (1)      1                  4        (7)
                             ---------------------------------------------------------------------
    Net income (loss)         $   123     $    89     $    17    $ 20     $ (1)   $   (7)  $   241
                             =====================================================================


    Total assets              $18,216     $16,121     $17,928    $431     $ 74    $2,912   $55,682
    Deferred policy
     acquisition costs        $   923     $    75     $ 1,115                              $ 2,113
    Separate account assets   $ 3,615     $ 4,461     $15,382                              $23,458
    Policyholder and
     contract liabilities     $13,325     $10,965     $ 1,874    $212                      $26,376
    Separate account
     liabilities              $ 3,615     $ 4,461     $15,382                              $23,458

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information as of and for the year ended December 31, 2000, except for the Investment Management Segment, which is for the period ended, May 4, 2000:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other  Total
    ---------------------------------------------------------------------------------------------------------
                                                               (In Millions)
    REVENUES
    Policy fees               $   541     $     3     $   225                                         $   769
    Insurance premiums            (49)         64           2    $511                        $   24       552
    Net investment income         609         838          58      29       $49      $  1        99     1,683
    Net realized investment
     gain (loss)                  (22)        (40)         (4)     (7)       10               1,060       997
    Commission revenue                                                                687      (417)      270
    Other income                   32           8          97       4         6        23        39       209
                             --------------------------------------------------------------------------------
    Total revenues              1,111         873         378     537        65       711       805     4,480
                             --------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Policy benefits               190         298           6     385                                     879
    Interest credited             474         458          53                                    12       997
    Commission expenses           161           2         135      36                 650      (408)      576
    Operating expenses            159          20         126      93        27        47       103       575
                             --------------------------------------------------------------------------------
    Total benefits and
     expenses                     984         778         320     514        27       697      (293)    3,027
                             --------------------------------------------------------------------------------
    Income before provision
     for income taxes             127          95          58      23        38        14     1,098     1,453
    Provision for income
     taxes                         29          18          21       6         8         6       370       458
                             --------------------------------------------------------------------------------

    Net income                $    98     $    77     $    37    $ 17       $30      $  8    $  728   $   995
                             ================================================================================

    Total assets              $17,232     $17,908     $16,661    $374                $ 72    $2,537   $54,784
    Deferred policy
     acquisition costs        $   825     $    75     $   886                                $   10   $ 1,796
    Separate account assets   $ 3,543     $ 7,104     $15,271                                         $25,918
    Policyholder and
     contract liabilities     $12,439     $10,218     $ 1,019    $189                        $   87   $23,952
    Separate account
     liabilities              $ 3,543     $ 7,104     $15,271                                         $25,918

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information for the year ended December 31, 1999:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other Total
    --------------------------------------------------------------------------------------------------------
                                                              (In Millions)
    REVENUES
    Policy fees               $  509       $  3        $142                                           $  654
    Insurance premiums           (32)        25           6      $476                         $   9      484
    Net investment income        582        679          78        23       $116     $  1        31    1,510
    Net realized investment
     gain (loss)                  11         26                    (1)        10                 53       99
    Commission revenue                                                                583      (349)     234
    Other income                  25         11          57         3         15       19        15      145
                             -------------------------------------------------------------------------------
    Total revenues             1,095        744         283       501        141      603      (241)   3,126
                             -------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Policy benefits              174        197          10       354                                    735
    Interest credited            451        418          65                                       4      938
    Commission expenses          163                     87        33                 549      (347)     485
    Operating expenses           128         17          48        84         78       42        56      453
                             -------------------------------------------------------------------------------
    Total benefits and
     expenses                    916        632         210       471         78      591      (287)   2,611
                             -------------------------------------------------------------------------------
    Income before provision
     for income taxes            179        112          73        30         63       12        46      515
    Provision for income
     taxes                        54         31          24        10         12        5         8      144
                             -------------------------------------------------------------------------------

    Net income                $  125       $ 81        $ 49      $ 20       $ 51     $  7     $  38   $  371
                             ===============================================================================

15. EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   Pacific Life provides a defined benefit pension plan covering all eligible employees of the Company. On July 1, 2000, Pacific Life converted this final average pay formula defined benefit plan to a cash balance approach. Active employees' existing benefits in this plan were converted to opening balances and will increase over time from credits, based on years of service and compensation levels, and quarterly interest accruals. The full-benefit vesting period for all participants is five years. Pacific Life's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as may be determined appropriate. Contributions are intended to provide not only for benefits attributed to employment to date but also for those expected to be earned in the future. All such contributions are made to a tax-exempt trust. Plan assets consist primarily of group annuity contracts issued by Pacific Life, as well as mutual funds managed by an affiliate of Pacific Life.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   Components of the net periodic pension expense (benefit) are as follows:

                                                  Years Ended December 31,
                                                   2001      2000      1999
                                                 ----------------------------
                                                       (In Millions)
        Service cost - benefits earned during
         the year                                    $ 12      $  6      $  5
        Interest cost on projected benefit
         obligation                                    12        12        11
        Expected return on plan assets                (16)      (17)      (16)
        Amortization of net obligations and
         prior service cost                            (1)       (4)       (2)
                                                 ----------------------------
        Net periodic pension expense (benefit)       $  7      $ (3)     $ (2)
                                                 ============================

   The following tables set forth the changes in projected benefit obligation and plan assets and funded status reconciliation:

                                                         December 31,
                                                          2001    2000
                                                         --------------
                                                         (In Millions)
        Change in Projected Benefit Obligation:
        ---------------------------------------
        Projected benefit obligation, beginning of year    $170    $156
          Service cost                                       12       6
          Interest cost                                      12      12
          Plan expense                                       (1)     (1)
          Actuarial loss                                      4       5
          Benefits paid                                     (19)     (8)
                                                         --------------
        Projected benefit obligation, end of year          $178    $170
                                                         ==============

        Change in Plan Assets:
        ----------------------
        Fair value of plan assets, beginning of year       $197    $212
          Actual return on plan assets                      (13)     (6)
          Employer contributions                             17
          Plan expense                                       (1)     (1)
          Benefits paid                                     (19)     (8)
                                                         --------------
        Fair value of plan assets, end of year             $181    $197
                                                         ==============

        Funded Status Reconciliation:
        -----------------------------
        Funded status                                      $  3    $ 27
        Unrecognized transition asset                                (1)
        Unrecognized actuarial (gain) loss                   15     (18)
                                                         --------------
        Prepaid pension cost                               $ 18    $  8
                                                         ==============

  In determining the actuarial present value of the projected benefit obligation as of December 31, 2001 and 2000, the weighted average discount rate used was 7.0% and 7.5%, respectively, and the rate of increase in future compensation levels was 4.5% and 5.0%, respectively. The expected long-term rate of return on plan assets was 8.5% in 2001 and 2000.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   POSTRETIREMENT BENEFITS

   Pacific Life provides a defined benefit health care plan and a defined benefit life insurance plan (the Plans) that provide postretirement benefits for all eligible retirees and their dependents. Generally, qualified employees may become eligible for these benefits if they reach normal retirement age, have been covered under Pacific Life's policy as an active employee for a minimum continuous period prior to the date retired, and have an employment date before January 1, 1990. The Plans contain cost-sharing features such as deductibles and coinsurance, and require retirees to make contributions which can be adjusted annually. Pacific Life's commitment to qualified employees who retire after April 1, 1994 is limited to specific dollar amounts. Pacific Life reserves the right to modify or terminate the Plans at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

   The net periodic postretirement benefit cost for the years ended December 31, 2001, 2000 and 1999 is $1 million. As of December 31, 2001 and 2000, the accumulated benefit obligation is $19 million and $20 million, respectively. The fair value of the plan assets as of December 31, 2001 and 2000 is zero. The amount of accrued benefit cost included in other liabilities is $24 million as of December 31, 2001 and 2000.

   The Plans include both indemnity and HMO coverage. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for indemnity coverage was 9.0% and 10.0% for 2001 and 2000, respectively, and is assumed to decrease gradually to 5.0% in 2005 and remain at that level thereafter. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for HMO coverage was 8.0% and 9.0% for 2001 and 2000, respectively, and is assumed to decrease gradually to 4.5% in 2005 and remain at that level thereafter.

   The amount reported is materially affected by the health care cost trend rate assumptions. If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 2001 would be increased by 7.0%, and the aggregate of the service and interest cost components of the net periodic benefit cost would increase by 6.6%. If the health care cost trend rate assumptions were decreased by 1%, the accumulated postretirement benefit obligation as of December 31, 2001 would be decreased by 6.6%, and the aggregate of the service and interest cost components of the net periodic benefit cost would decrease by 6.4%.

   The discount rate used in determining the accumulated postretirement benefit obligation is 7.0% and 7.5% for 2001 and 2000, respectively.

   OTHER PLANS

   Pacific Life provides a voluntary Retirement Incentive Savings Plan (RISP) pursuant to Section 401(k) of the Internal Revenue Code covering all eligible employees of the Company. Pacific Life's RISP matches 75% of each employee contributions, up to a maximum of 6.0% of eligible employee compensation, to an Employee Stock Ownership Plan (ESOP). ESOP contributions made by the Company amounted to $9 million, $8 million and $7 million for the years ended December 31, 2001, 2000 and 1999, respectively, and are included in operating expenses.

   The ESOP was formed at the time of the Conversion and is only available to the participants of the RISP in the form of matching contributions. Pacific LifeCorp issued 1.7 million shares of common stock to the ESOP in 1997, in exchange for a promissory note of $21 million (ESOP Note) bearing an interest rate of 6.5%. Interest and principal payments are due semiannually in equal installments through September 2, 2012. Interest and principal payments made by the ESOP to Pacific LifeCorp were funded by contributions from Pacific Life. In 1999, Pacific Life loaned cash to the ESOP to pay off the ESOP Note due Pacific LifeCorp. Interest and principal payments made by the ESOP to Pacific Life continue to be funded by contributions from Pacific Life. The interest rate was reduced to 6.0% effective September 2, 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   The ESOP Note is included in unearned ESOP shares. The unearned ESOP shares account is reduced as ESOP shares are released for allocation to participants through ESOP contributions by Pacific Life. In addition, when the fair value of ESOP shares being released for allocation to participants exceeds the original issue price of those shares, paid-in capital is increased by this difference.

   On January 9, 2002, Pacific Life loaned cash of $46 million to the ESOP in exchange for a 5.5% promissory note due January 9, 2017. The ESOP then purchased 2 million shares of newly issued common stock of Pacific LifeCorp at a price of $23.00 per share in exchange for cash. These newly issued shares were purchased in order for the ESOP to maintain its matching contributions to participants in the plan.

   The Company has deferred compensation plans that permit eligible employees to defer portions of their compensation and earn interest on the deferred amounts. The interest rate is determined annually. The compensation that has been deferred has been accrued and the primary expense related to this plan, other than compensation, is interest on the deferred amounts.

   The Company also has performance-based incentive compensation plans for its employees.

16. TRANSACTIONS WITH AFFILIATES

   Pacific Life serves as the investment adviser for the Pacific Select Fund, the investment vehicle provided to the Company's variable life and variable annuity contractholders. Pacific Life charges fees based upon the net asset value of the portfolios of the Pacific Select Fund, which amounted to $117 million, $115 million and $70 million for the years ended December 31, 2001, 2000 and 1999, respectively. In addition, Pacific Life provides certain support services to the Pacific Select Fund and other affiliates based on an allocation of actual costs. Fees amounted to $948,000, $698,000 and $1,288,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

   PAM has an agreement to loan Pacific LifeCorp up to $350 million at variable rates. The outstanding balance as of December 31, 2001 was $70 million. There was no balance outstanding as of December 31, 2000. The interest rate as of December 31, 2001 was 2.2%.

   During 2001, PAM entered into an agreement to loan Aviation Capital Group Holding Corp., a subsidiary of Pacific LifeCorp, up to $100 million at variable rates. The outstanding balance as of December 31, 2001 was $18 million. The interest rate as of December 31, 2001 was 4.1%.

17. TERMINATION AND NONCOMPETITION AGREEMENTS

   The Company had termination and noncompetition agreements with certain former key employees of PAM's subsidiaries. In connection with the closing of the PIMCO Advisors transaction (Note 1), these agreements were assumed by Allianz. These agreements provided terms and conditions for the allocation of future proceeds received from distributions and sales of certain PIMCO Advisors units and other noncompete payments. For the years ended December 31, 2000 and 1999, $14 million and $54 million, respectively, is included in operating expenses related to these agreements.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. COMMITMENTS AND CONTINGENCIES


   The Company has outstanding commitments to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments as follows (In Millions):

        Years Ending December 31:
        -------------------------
          2002                                                    $290
          2003 through 2006                                        234
          2007 and thereafter                                       82
                                                                  ----
        Total                                                     $606
                                                                  ====

   The Company leases office facilities under various noncancelable operating leases. Rent expense, which is included in operating expenses, in connection with these leases was $15 million, $14 million and $9 million for the years ended December 31, 2001, 2000 and 1999, respectively. Aggregate minimum future commitments are as follows (In Millions):

        Years Ending December 31:
        -------------------------
          2002                                                    $ 16
          2003 through 2006                                         53
          2007 and thereafter                                       31
                                                                  ----
        Total                                                     $100
                                                                  ====

   The Company has investments in entities that are not consolidated because of control and substantive ownership by independent third parties. There are no material unrecorded liabilities and all material guarantees and commitments have been disclosed herein.

   The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.

   ----------------------------------------------------------------------------

APPENDIX A - JOINT EQUAL AGE

                       -----------------------------------------------------
An example             Joint equal age is a calculation that combines the ages
                       and insurance risks of two people insured by a policy. It
This example           changes many possible combinations of ages, risk classes,
assumes a male         nonstandard ratings and genders for the two people
smoker who is age      insured by the policy into a two life status. With joint
65 and a female        equal age, we assume that both people have the same age,
nonsmoker who is       gender (both always male), and risk class (both smoker or
age 55 and has a       both nonsmoker).
Table D nonstandard
rating.                How we use joint equal age
                       Using the joint equal age of the two people insured by
Here's how we          the policy eliminates many of the tables needed when age
calculate the joint    rates are used. We use the joint equal age for
equal age.             calculating the following:
                       .certain policy charges. We use joint equal age to
Step 1                  determine the rates per $1000 of initial face amount for
                        the sales surrender target, underwriting surrender
Add 6 to the male       charge and the face amount component of the mortality
age of 65 because       and expense risk charge.
he is a smoker. For    .the death benefit under Option D.
the female, add 0
to age 55 because      How we calculate joint equal age
she is a nonsmoker.    Here are the five steps we use to calculate joint equal
                       age. We start with the actual ages of the two people
Adjusted ages after    insured by the policy on the policy date.
Step 1:
..Male 71               Step 1 Adjust ages for smoker status
..Female 55
                       If one person is a smoker and the other is a nonsmoker,
Step 2                 we add a specified number of years to the age of the
                       smoker. We do not adjust the age of the nonsmoker. The
Subtract 0 from the    table below shows how we make the adjustment.
male age of 65. For
the female,            ----------------------------------------------
subtract 5 from age    Number of smokers    Add to actual age (years)
55.                    ----------------------------------------------
                       None                                         0
Adjusted ages after    One female                                   4
Step 2:                One male                                     6
..Male 71               One unisex                                   6
..Female 50             Two                                          0
                       ----------------------------------------------
Step 3
                       If both people insured by the policy are smokers, or if
The male's age is      both people are nonsmokers, we do not adjust the age in
not adjusted here      this step.
because he does not
have a nonstandard     Step 2 Adjust ages for gender
table rating. Add 8
to the female's age    We subtract years from the adjusted age we calculated in
of 50 because her      Step 1, based on gender. The table below shows how we
table rating is D.     make the adjustment.

Adjusted ages after    ----------------------------------------------
Step 3:                Gender      Subtract from adjusted age (years)
..Male 71               ----------------------------------------------
..Female 58             Female                                       5
                       Male                                         0
Step 4                 Unisex                                       1
                       ----------------------------------------------
Subtract 58 from
71. The difference
is 13. The add-on
factor for 13 is 6
in the table.

Step 5

Add 6, the add-on
factor to 58, the
younger adjusted
age.

The joint equal age
is 64.

APPENDIX A - JOINT EQUAL AGE

                               Step 3 Adjust ages for table ratings

                               We add years to the adjusted age in Step 2, based on the nonstandard table rating for each person insured by the policy. The table below shows how we make the adjustment.

                               Table ratings represent a multiple of standard mortality rates. Ratings other than 0 represent nonstandard ratings.

                               ----------------------------------------------------------------
                               Table rating       0   A   B   C   D   E   F   H   J   L   N   P
                               Add to adjusted    0   2   4   6   8  10  12  14  15  16  18  19
                                age (years)
                               ----------------------------------------------------------------

                               We cap the adjusted age for nonstandard at age 100.

                               For people who are uninsurable, the adjusted age will always be 100, regardless of their age and gender. We reserve the right to reject an application for a policy.

                               After Steps 1 through 3, we have each person's adjusted age.

                               Step 4 Determine the add-on factor

                               We subtract the younger adjusted age from the older adjusted age. We find the difference between the two in the table below and go across the row to determine the add-on factor.

                               ----------------------      ----------------------
                               Difference in   Add-on      Difference in   Add-on
                               adjusted age    factor      adjusted age    factor
                               (years)        (years)      (years)        (years)
                               ----------------------      ----------------------
                               0                    0      40-44               12
                               1-2                  1      45-47               13
                               3-4                  2      48-50               14
                               5-6                  3      51-53               15
                               7-9                  4      54-56               16
                               10-12                5      57-60               17
                               13-15                6      61-64               18
                               16-18                7      65-69               19
                               19-23                8      70-75               20
                               24-28                9      76-82               21
                               29-34               10      83-91               22
                               35-39               11      92-100              23
                               ----------------------      ----------------------

                               Step 5 Calculate joint equal age

                               We add the add-on factor to the younger adjusted age (from Step 3).

                               The sum is the joint equal age.

APPENDIX B - RATES PER $1,000 OF INITIAL FACE AMOUNT

-----------------------------------------   -----------------------------------------
                              Face amount                                 Face Amount
Joint      Sales Underwriting   component   Joint      Sales Underwriting  component
equal  surrender    surrender    of M & E   equal  surrender    surrender   of M & E
  age     target       charge risk charge     age     target       charge risk charge
-----------------------------------------   -----------------------------------------
   15       2.28          2.0       0.051      58      24.11          7.0       0.222
   16       2.35          2.1       0.052      59      25.99          7.3       0.237
   17       2.43          2.1       0.053      60      27.69          7.6       0.253
   18       2.50          2.2       0.054      61      29.54          7.9       0.275
   19       2.57          2.3       0.055      62      31.34          8.2       0.298
   20       2.65          2.3       0.056      63      33.28          8.5       0.320
   21       2.73          2.4       0.056      64      34.90          8.9       0.341
   22       2.81          2.4       0.057      65      36.18          9.3       0.362
   23       2.89          2.5       0.058      66      37.60          9.7       0.382
   24       2.98          2.6       0.059      67      38.97         10.1       0.401
   25       3.07          2.7       0.060      68      40.58         10.5       0.420
   26       3.16          2.8       0.061      69      41.85         10.9       0.441
   27       3.25          2.9       0.062      70      43.12         11.3       0.472
   28       3.35          3.0       0.063      71      44.06         11.7       0.505
   29       3.45          3.1       0.064      72      45.30         12.1       0.540
   30       3.55          3.2       0.065      73      46.88         12.5       0.569
   31       3.66          3.3       0.066      74      48.14         12.9       0.620
   32       3.77          3.4       0.067      75      49.43         13.3       0.664
   33       3.88          3.5       0.068      76      50.39         13.7       0.711
   34       4.09          3.6       0.069      77      52.09         14.1       0.763
   35       4.31          3.7       0.070      78      53.43         14.5       0.804
   36       4.54          3.8       0.072      79      54.80         14.9       0.881
   37       4.79          3.9       0.075      80      55.79         15.3       0.947
   38       5.04          4.0       0.078      81      57.16         15.7       1.018
   39       5.32          4.1       0.083      82      58.95         16.1       1.092
   40       5.60          4.2       0.087      83      59.92         16.5       1.148
   41       5.90          4.3       0.092      84      61.32         16.9       1.183
   42       6.21          4.4       0.096      85      63.15         17.3       1.220
   43       6.59          4.5       0.100      86      64.10         17.7       1.256
   44       7.32          4.6       0.106      87      65.95         18.1       1.293
   45       8.17          4.7       0.112      88      67.35         18.5       1.330
   46       9.15          4.8       0.118      89      68.75         18.9       1.369
   47      10.24          4.9       0.124      90      69.65         19.3       1.406
   48      11.40          5.0       0.129      91      71.54         19.7       1.445
   49      12.11          5.1       0.137      92      72.42         20.1       1.484
   50      12.74          5.2       0.145      93      73.80         20.5       1.524
   51      13.37          5.3       0.153      94      75.71         20.9       1.563
   52      14.37          5.4       0.161      95      76.56         21.3       1.603
   53      15.64          5.5       0.168      96      77.94         21.7       1.643
   54      17.07          5.8       0.179      97      79.31         22.1       1.685
   55      18.63          6.1       0.189      98      81.25         22.5       1.726
   56      20.46          6.4       0.200      99      82.06         22.9       1.768
   57      22.25          6.7       0.212     100      84.02         23.3       1.810
-----------------------------------------   -----------------------------------------

APPENDIX C - DEATH BENEFIT PERCENTAGES

----------------   ---------------    ---------------    ----------------------------
Age   Percentage   Age  Percentage    Age  Percentage    Age               Percentage
----------------   ---------------    ---------------    ----------------------------
0-40         250    50         185     60         130                  70         115
  41         243    51         178     61         128                  71         113
  42         236    52         171     62         126                  72         111
  43         229    53         164     63         124                  73         109
  44         222    54         157     64         122                  74         107
  45         215    55         150     65         120               75-90         105
  46         209    56         146     66         119                  91         104
  47         203    57         142     67         118                  92         103
  48         197    58         138     68         117                  93         102
  49         191    59         134     69         116    (greater than)93         101
----------------   ---------------    ---------------    ----------------------------

APPENDIX D - DEATH BENEFIT FACTOR TABLE
--------------------------------------------------------------------------------
Rate per $1.00 of Face Amount

------------------------------------------------------------------------------------------------
Joint
equal
  age                                        Policy years*
------------------------------------------------------------------------------------------------
           5    10    15    20    25    30    35    40    45    50    55    60    65    70   75+
------------------------------------------------------------------------------------------------
   15  1.000 1.000 1.000 1.001 1.002 1.005 1.010 1.022 1.048 1.102 1.210 1.415 1.702 1.957 2.000
   20  1.000 1.000 1.001 1.002 1.004 1.009 1.021 1.046 1.100 1.207 1.411 1.700 1.957 2.000 2.000
   25  1.000 1.000 1.001 1.003 1.008 1.019 1.044 1.097 1.204 1.408 1.697 1.956 2.000 2.000 2.000
   30  1.000 1.001 1.003 1.007 1.018 1.042 1.094 1.200 1.404 1.694 1.955 2.000 2.000 2.000 2.000
   35  1.000 1.002 1.006 1.016 1.039 1.091 1.197 1.400 1.692 1.954 2.000 2.000 2.000 2.000 2.000
   40  1.001 1.005 1.014 1.036 1.087 1.192 1.395 1.688 1.953 2.000 2.000 2.000 2.000 2.000 2.000
   45  1.002 1.011 1.032 1.081 1.185 1.388 1.682 1.952 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   50  1.006 1.025 1.072 1.174 1.376 1.674 1.949 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   55  1.015 1.058 1.157 1.358 1.660 1.945 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   60  1.035 1.128 1.327 1.636 1.936 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   65  1.079 1.274 1.595 1.920 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   70  1.175 1.519 1.891 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   75  1.357 1.822 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   80  1.620 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   85  1.894 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   90  1.969 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   95  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
   99  2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000 2.000
------------------------------------------------------------------------------------------------

* Factors are portrayed for both joint equal ages and policy anniversaries, at five year intervals. See your policy for one year increments in death benefit factors.

PACIFIC SELECT
ESTATE PRESERVER III   WHERE TO GO FOR MORE INFORMATION

                      ---------------------------------------------------------
The Pacific Select     For more information about Pacific Select Estate
Estate Preserver       Preserver III, please call or write to us at the
III variable life      address below. You should also use this address to send
insurance policy is    us any notices, forms or requests about your policy.
underwritten by
Pacific Life
Insurance Company.

                      ---------------------------------------------------------
How to contact us      Pacific Life Insurance Company
                       Client Services Department
                       700 Newport Center Drive
                       P.O. Box 7500
                       Newport Beach, California 92658-7500

                       1-800-800-7681
                       7 a.m. through 5 p.m. Pacific time

                      ---------------------------------------------------------
How to contact the     You can also find reports and other information about
SEC                    the policy and separate account from the SEC. The SEC
                       may charge you a fee for this information.

                       Public Reference Section of the SEC
                       Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov

                               Underwritten by:

                      [LOGO of PACIFIC LIFE APPEARS HERE]

                        Pacific Life Insurance Company
                           700 Newport Center Drive
                            Newport Beach, CA 92660
                                (800) 800-7681

                 Visit us at our web site: www.PacificLife.com


                          [LOGO OF IMSA APPEARS HERE]


                 * Membership promotes ethical market conduct
                  for individual life insurance and annuities

15-22490-02 5/02

                        PACIFIC SELECT ESTATE PRESERVER
                       PACIFIC SELECT ESTATE PRESERVER II
                      PACIFIC SELECT ESTATE PRESERVER III
                       PACIFIC SELECT ESTATE PRESERVER IV
        last survivor flexible premium variable life insurance policies
                               (each a "policy")
[LOGO OF PACIFIC LIFE]

                       PROSPECTUS SUPPLEMENT DATED MAY 1, 2002

                       This supplement updates certain information in the most recent prospectus you received for your Pacific Life variable life insurance policy listed above, and in any prior supplements to that prospectus. This supplement should be read together with that prospectus.

Each policy is         The prospectus and supplement provide information that
described in           you should know before making additional premium
detail in its          payments under your policy. This supplement is
prospectus and any     accompanied by a current prospectus for the Pacific
additional             Select Fund, a fund that provides the underlying
supplements. The       portfolios for the variable investment options offered
Pacific Select         under your policy. Please read this supplement and the
Fund is described      accompanying prospectus, as well as the policy
in its prospectus      prospectus carefully, and keep all of them for future
and in its             reference.
Statement of
Additional             Here's a list of all of the investment options
Information (SAI).     available under your policy:
No one has the
right to describe      VARIABLE INVESTMENT OPTIONS
the policy or the
Pacific Select         Blue Chip                   International Value
Fund any
differently than       Aggressive Growth           Capital Opportunities
they have been
described in these     Emerging Markets            Mid-Cap Growth
documents.
                       Diversified Research        Global Growth
Unless otherwise
noted, defined         Small-Cap Equity            Equity Index
terms have the
same meaning as in     International Large-Cap     Small-Cap Index
your prospectus.
                       I-Net Tollkeeper(SM)        Real Estate
The supplement                                      (formerly called "REIT")
updates the            Financial Services
prospectuses which                                 Inflation Managed
relate to our:         Health Sciences
                                                   Managed Bond
Pacific Select         Technology
Estate Preserver                                   Money Market
policies               Telecommunications
Prospectus dated                                   High Yield Bond
May 1, 2001            Multi-Strategy
Supplement dated                                   Equity Income
January 1, 2002        Large-Cap Core
                        (formerly called           Research
Pacific Select          "Equity Income")
Estate Preserver II                                Equity
policies               Strategic Value
Prospectus dated                                   Aggressive Equity
May 1, 2001            Growth LT
Supplement dated                                   Large-Cap Value
January 1, 2002        Focused 30

Pacific Select         Mid-Cap Value
Estate Preserver
III policies           FIXED OPTIONS
Prospectus dated
May 1, 2001            Fixed Account
Supplement dated
January 1, 2002

Pacific Select
Estate Preserver IV
policies
Prospectus dated
May 1, 2001
Supplement dated
January 1, 2002

YOUR GUIDE TO THIS SUPPLEMENT

Fees and expenses paid by the Pacific Select Fund                      3
------------------------------------------------------------------------
How premiums work                                                      5
Paying your premium                                                    5
Deductions from your premium                                           5
Allocating your premiums                                               5
------------------------------------------------------------------------
Your investment options                                                7
Variable investment options                                            7
Transferring among investment options                                 10
------------------------------------------------------------------------
Variable life insurance and your taxes                                10
------------------------------------------------------------------------
About Pacific Life                                                    11
How policies are distributed                                          11
Management                                                            11
Financial statements                                                  12
Experts                                                               12
------------------------------------------------------------------------
Financial statements of Pacific Select Exec Separate Account        SA-1
------------------------------------------------------------------------
Financial statements of Pacific Life Insurance Company              PL-1
------------------------------------------------------------------------
Where to go for more information                              back cover

FEES AND EXPENSES PAID BY THE PACIFIC SELECT FUND

                      ---------------------------------------------------------
You'll find more       The Pacific Select Fund pays advisory fees and other
about the Pacific      expenses. These are deducted from the assets of the
Select Fund            fund's portfolios and may vary from year to year. They
starting on page 7,    are not fixed and are not part of the terms of your
and in the fund's      policy. If you choose a variable investment option,
prospectus, which      these fees and expenses affect you indirectly because
accompanies this       they reduce portfolio returns.
supplement.
                       Advisory fee
                       Pacific Life is the investment adviser to the fund. The fund pays an advisory fee to us for these services. The table below shows the advisory fee as an annual percentage of each portfolio's average daily net assets.

                       Other expenses
                       The table below shows the advisory fee and fund expenses as an annual percentage of each portfolio's average daily net assets, based on the year 2001 unless otherwise noted. To help limit fund expenses, effective July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. For each portfolio, our right to repayment of amounts waived and/or reimbursed is limited to amounts that do not cause such expenses to exceed the new 0.10% expense cap and, except for portfolios that started on or after October 2, 2000, that do not exceed the previously established 0.25% expense cap with respect to expenses incurred through December 31, 2001. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2002.

                       In 2001, Pacific Life reimbursed $42,185 to the Aggressive Growth Portfolio, $32,032 to the Financial Services Portfolio, $4,249 to the Health Sciences Portfolio, $28,084 to the Technology Portfolio, $24,277 to the Telecommunications Portfolio, $12,603 to the Capital Opportunities Portfolio, $9,417 to the Mid-Cap Growth Portfolio and $59,355 to the Global Growth Portfolio. In 2001, Pacific Life recouped $13,202 from the I-Net Tollkeeper Portfolio, $16,714 from the Strategic Value Portfolio, $5,499 from the Focused 30 Portfolio and $27,505 from the Small-Cap Index Portfolio for adviser's reimbursements in 2000 under the expense limitation agreement.

                   ------------------------------------------------------------------------------------
                                                                                Less
                                            Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                fee      expenses amounts+ expenses reimbursement expenses
                   ------------------------------------------------------------------------------------
                                                    As an annual % of average daily net assets
                   Blue Chip/1/             0.95     0.05     0.04     1.04      --           1.04
                   Aggressive Growth/1/     1.00     0.18     0.06     1.24     (0.08)        1.16
                   Emerging Markets/1/      1.10     0.22     --       1.32      --           1.32
                   Diversified Research/1/  0.90     0.04     0.02     0.96      --           0.96
                   Small-Cap Equity/1/      0.65     0.05     --       0.70      --           0.70
                   International Large-Cap  1.05     0.09     --       1.14      --           1.14
                   I-Net Tollkeeper/2/      1.40     0.07     --       1.47      --           1.47
                   Financial Services/1/    1.10     0.20     0.04     1.34     (0.09)        1.25
                   Health Sciences/1/       1.10     0.11     0.03     1.24     (0.01)        1.23
                   Technology               1.10     0.21     --       1.31     (0.11)        1.20
                   Telecommunications       1.10     0.29     --       1.39     (0.18)        1.21
                   Multi-Strategy/1/        0.65     0.04     0.01     0.70      --           0.70
                   Large-Cap Core/1/        0.65     0.04     0.02     0.71      --           0.71
                    (formerly Equity Income)
                   Strategic Value          0.95     0.10     --       1.05      --           1.05
                   Growth LT/1/             0.75     0.04     0.03     0.82      --           0.82
                   Focused 30/1/            0.95     0.11     --       1.06      --           1.06
                   Mid-Cap Value/1/         0.85     0.04     0.11     1.00      --           1.00
                   ------------------------------------------------------------------------------------

FEES AND EXPENSES PAID BY THE PACIFIC SELECT FUND

                   -------------------------------------------------------------------------------------
                                                                                 Less
                                             Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                   -------------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                   International Value       0.85     0.08     --       0.93      --           0.93
                   Capital Opportunities/1/  0.80     0.13     0.01     0.94     (0.01)        0.93
                   Mid-Cap Growth/1/         0.90     0.12     0.01     1.03     (0.02)        1.01
                   Global Growth/1/          1.10     1.04     0.01     2.15     (0.35)        1.80
                   Equity Index              0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index           0.50     0.07     --       0.57      --           0.57
                   Real Estate               1.10     0.05     --       1.15      --           1.15
                    (formerly REIT)
                   Inflation Managed/1/      0.60     0.07     --       0.67      --           0.67
                   Managed Bond/1/           0.60     0.05     --       0.65      --           0.65
                   Money Market              0.33     0.03     --       0.36      --           0.36
                   High Yield Bond/1/        0.60     0.04     --       0.64      --           0.64
                   Equity Income/3/          0.95     0.15     --       1.10     (0.05)        1.05
                   Research/3/               1.00     0.12     --       1.12     (0.02)        1.10
                   Equity                    0.65     0.05     --       0.70      --           0.70
                   Aggressive Equity/1/      0.80     0.07     0.04     0.91      --           0.91
                   Large-Cap Value/1/        0.85     0.03     0.02     0.90      --           0.90
                   -------------------------------------------------------------------------------------

                       /1/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.00% for the Blue Chip Portfolio, 1.10% for the Aggressive Growth Portfolio, 1.31% for the Emerging Markets Portfolio, 0.94% for the Diversified Research Portfolio, 0.69% for the Small-Cap Equity Portfolio, 1.20% for the Financial Services Portfolio, 1.20% for the Health Sciences Portfolio, 0.69% for the Multi-Strategy Portfolio, 0.69% for the Large-Cap Core Portfolio, 0.79% for the Growth LT Portfolio, 1.05% for the Focused 30 Portfolio, 0.89% for the Mid-Cap Value Portfolio, 0.91% for the Capital Opportunities Portfolio, 1.00% for the Mid-Cap Growth Portfolio, 1.76% for the Global Growth Portfolio, 0.66% for the Inflation Managed Portfolio, 0.64% for the Managed Bond Portfolio, 0.63% for the High Yield Bond Portfolio, 0.87% for the Aggressive Equity Portfolio and 0.88% for the Large-Cap Value Portfolio.
                       /2/ Effective January 1, 2002, advisory fee is reduced
                           from the annual rate of 1.50% of average daily net assets to 1.40%.
                       /3/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2001 because the portfolios started after December 31, 2001.
                       + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

HOW PREMIUMS WORK
                       The following information is updated:

                      ---------------------------------------------------------
Paying your premium    Premium payments must be made in a form acceptable to
                       us before we can process it. You may pay your premium:

                        .  by personal check, drawn on a U.S. bank
                        . by cashier's check, money order, and traveler's checks in single denominations of $10,000 or more if they originate in a U.S. bank
                        . by cashier's checks of less than $10,000 for non-qualified IRC Section 1035(a) exchanges, that are requested by Pacific Life
                        . by third party check, when there is a clear connection of the third party to the underlying transaction
                        .  wire transfers that originate in U.S. banks.

                       We may not accept premium payments in the following forms:

                        .  cash
                        . credit card or check drawn against a credit card account
                        . cashier's check, money order or traveler's checks in single denominations of less than $10,000
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks, even if the payment may be effected through a U.S. bank
                        . third party check, if there is not a clear connection of the third party to the underlying transaction
                        .  wires that originate from foreign bank accounts.

                       All unacceptable forms of premium payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. If you make premium payments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the free look period may be delayed until we receive confirmation in our administrative office that your check has cleared.

                      ---------------------------------------------------------
Deductions from        Federal tax charge is replaced with:
your premiums
                       Federal tax charge
                       We deduct 1.50% from each premium payment to compensate us for certain costs associated with federal taxes. We reserve the right to change this rate to respond to changes in law.

                      ---------------------------------------------------------
Allocating your        We generally allocate any additional premiums to the
premiums               investment options you've chosen. We currently limit
                       your allocations to 20 investment options at one time.
Please turn to Your
investment options
for more
information about
the investment
options.

HOW PREMIUMS WORK

Portfolio              Portfolio optimization
optimization is an
asset allocation       Pacific Life and Ibbotson Associates, one of the
service we offer       premier firms in designing asset allocation-based
for use with your      investment strategies, developed five model portfolios,
policy. Asset          each comprised of a carefully selected combination of
allocation is the      Pacific Select Fund portfolios. The portfolios are
distribution of        selected by evaluating the asset classes represented by
investments among      the underlying securities holdings of the portfolios
asset classes and      and combining portfolios to combine major types of
involves decisions     asset classes based on historical asset performance and
about which asset      attribution analysis in a way intended to optimize
classes should be      returns given a particular level of risk tolerance. The
selected and how       analysis is accomplished by using a state-of-the-art
much of the total      program and a statistical analytical technique known as
accumulated value      "mean-variance optimization". This portfolio
should be allocated    optimization analysis is performed each year to help
to each asset          maintain the risk/return profile of the models.
class. The theory
of portfolio           If you select a portfolio optimization model, your
optimization is        accumulated value will be allocated to the investment
that                   options according to the model you select. Net premium
diversification        payments, if allowed by your policy, will also be
among asset classes    allocated accordingly, unless otherwise instructed by
can help reduce        you in writing. If you choose, you can rebalance your
volatility over the    accumulated value quarterly, semi-annually, or annually
long-term.             to maintain the asset allocation given in your

                    portfolio optimization model. If you also allocate part
The actual             of your net premium payment or accumulated value
percentage             outside the model, rebalancing is only permitted within
allocations within     the model. Each model may change and investment options
the portfolio model    may be added to or deleted from a model as a result of
that matches your      the annual analysis.
investment profile
are described in       To enroll in portfolio optimization, you must submit to
the investment         us, together with any other required forms, a
policy statement       completed, signed and dated portfolio optimization
for that model. You    acknowledgment contained in the investment policy
should consult with    statement. The investment policy statement describes
your financial         the portfolio optimization model that matches your
adviser or             investment profile, based on the responses you provide
investment             regarding your financial needs, investment time horizon
professional to        and risk comfort level, on the investor profile
assist you in          questionnaire. Your financial advisor or investment
determining which      professional can assist you in completing the proper
model meets your       forms. We have the right to terminate or change the
financial needs,       portfolio optimization service at any time.
investment time
horizon, and is        Although the models are designed to optimize returns
consistent with        given the various levels of risk, there is no assurance
your risk comfort      that a model portfolio will not lose money or that
level.                 investment results will not experience some volatility.

                       Historical market and asset class performance may
Unless you provide     differ in the future from the historical performance
written                upon which the models are built. Also, allocation to a
authorization, we      single asset class may outperform a model, so that you
will not               would have been better off in an investment option or
automatically          options representing a single asset class than in a
adjust your            model. The value of the variable accounts will
accumulated value      fluctuate, and when redeemed, may be worth more or less
and net premium        than the original cost.
payments among
investment options
to reflect updates
to the model. You
may change your
allocations at any
time by writing or
sending a fax. If
we have your
completed telephone
and electronic
authorization form
on file, you can
call us at 1-800-
800-7681 or submit
a request
electronically
through your
appointed agent. Or
you can ask your
registered
representative to
contact us.

YOUR INVESTMENT OPTIONS

                       This section tells you about the investment options available under your policy and how they work.

You can change your    We put your premium payments in our general and
premium allocation     separate accounts. We own the assets in our accounts
instructions by        and allocate your net premiums to the investment
writing or sending     options you've chosen. Amounts allocated to the Fixed
a fax. If we have      account are held in our general account. Amounts
your completed         allocated to the variable investment options are held
telephone and          in our separate account.
electronic
authorization form     You choose your initial investment options on your
on file, you can       application. If you choose more than one investment
call us at 1-800-      option, you must tell us the dollar amount or
800-7681 or submit     percentage you want to allocate to each option. You can
a request              change your premium allocation instructions at any
electronically         time.
through your
appointed agent. Or    The investment options you choose, and how they
you can ask your       perform, will affect your policy's accumulated value
registered             and may affect the death benefit. Please review the
representative to      investment options carefully and ask your registered
contact us.            representative to help you choose the right ones for
                       your goals and tolerance for risk. Make sure you
You'll find            understand any costs you may pay directly and
information about      indirectly on your investment options because they will
when we allocate       affect the value of your policy.
net premiums to
your investment
options in How
premiums work.

Your policy's
accumulated value
may be allocated to
up to 20 investment
options at any one
time.

                      ---------------------------------------------------------
Variable investment    You can choose from 33 variable investment options.
options                Each variable investment option is set up as a variable
                       account under our separate account and invests in a
Variable investment    corresponding portfolio of the Pacific Select Fund.
options are also       Each portfolio invests in different securities and has
known as variable      its own investment goals, strategies and risks. The
accounts. These        value of each portfolio will fluctuate with the value
variable accounts      of the investments it holds, and returns are not
are divisions of       guaranteed. Your policy's accumulated value will
our separate           fluctuate depending on the investment options you've
account. We bear       chosen. You bear the investment risk of any variable
the direct             investment options you choose.
operating expenses
of our separate        The following chart is a summary of the Pacific Select
account. For more      Fund portfolios. You'll find detailed descriptions of
information about      the portfolios in the Pacific Select Fund prospectus
how these accounts     that accompanies this prospectus. There's no guarantee
work, see              that a portfolio will achieve its investment objective.
About Pacific          You should read the fund prospectus carefully before
Life--How our          investing.
accounts work in
your policy
prospectus.

We're the
investment adviser
for the Pacific
Select Fund. We
oversee the
management of all
the fund's
portfolios, and
manage two of the
portfolios
directly. We've
retained other
portfolio managers
to manage the other
portfolios.

YOUR INVESTMENT OPTIONS

PORTFOLIO                INVESTMENT GOAL           THE PORTFOLIO'S                        PORTFOLIO
                                                   MAIN INVESTMENTS                       MANAGER

Blue Chip                Long-term growth of       Equity securities of "blue chip"       A I M Capital
                         capital. (Current income  companies and related derivatives.     Management, Inc.
                         is of secondary           Blue chip companies fall within the
                         importance.)              largest 85% of publicly traded
                                                   companies listed in the U.S.

Aggressive Growth        Long-term growth of       Equity securities of small- and        A I M Capital
                         capital.                  medium-sized growth companies.         Management, Inc.

Emerging Markets         Long-term growth of       Equity securities of companies that    Alliance Capital
                         capital.                  are located in countries generally     Management L.P.
                                                   regarded as "emerging market"
                                                   countries.

Diversified Research     Long-term growth of       Equity securities of U.S. companies    Capital Guardian
                         capital.                  and securities whose principal markets Trust Company
                                                   are in the U.S.

Small-Cap Equity         Long-term growth of       Equity securities of small companies.  Capital Guardian
                         capital.                                                         Trust Company

International Large-Cap  Long-term growth of       Equity securities of large non-U.S.    Capital Guardian
                         capital.                  companies and securities whose         Trust Company
                                                   principal markets are outside of the
                                                   U.S.

I-Net Tollkeeper         Long-term growth of       Equity securities of companies which   Goldman Sachs
                         capital.                  use, support, or relate directly or    Asset Management
                                                   indirectly to use of the Internet.
                                                   Such companies include those in the
                                                   media, telecommunications, and
                                                   technology sectors.

Financial Services       Long-term growth of       Equity securities in the financial     INVESCO
                         capital.                  services sector (including             Funds Group, Inc.
                                                   derivatives). Such companies include
                                                   banks, insurance companies, brokerage
                                                   firms and other finance-related firms.

Health Sciences          Long-term growth of       Equity securities in the health        INVESCO
                         capital.                  sciences sector (including             Funds Group, Inc.
                                                   derivatives). Such companies include
                                                   medical equipment or supplies,
                                                   pharmaceuticals, health care
                                                   facilities and other health sciences-
                                                   related firms.

Technology               Long-term growth of       Equity securities in the technology    INVESCO
                         capital.                  sector (including derivatives). Such   Funds Group, Inc.
                                                   companies include biotechnology,
                                                   communications, computers,
                                                   electronics, Internet
                                                   telecommunications, networking,
                                                   robotics, video and other technology-
                                                   related firms.

Telecommunications       Long-term growth of       Equity securities in the               INVESCO
                         capital. (Current income  telecommunications sector (including   Funds Group, Inc.
                         is of secondary           derivatives). Such as companies that
                         importance.)              offer telephone service, wireless
                                                   communications, satellite
                                                   communications, television and movie
                                                   programming, broadcasting and Internet
                                                   access.

Multi-Strategy           High total return.        A mix of equity and fixed income       J.P. Morgan
                                                   securities.                            Investment
                                                                                          Management Inc.

Large-Cap Core           Long-term growth of       Equity securities of large dividend-   J.P. Morgan
 (formerly called        capital and income.       paying U.S. companies.                 Investment
 Equity Income)                                                                           Management Inc.

Strategic Value          Long-term growth of       Equity securities with the potential   Janus Capital
                         capital.                  for long-term growth of capital.       Management LLC

Growth LT                Long-term growth of       Equity securities of a large number of Janus Capital
                         capital consistent with   companies of any size.                 Management LLC
                         the preservation of
                         capital.

Focused 30               Long-term growth of       Equity securities selected for their   Janus Capital
                         capital.                  growth potential.                      Management LLC




PORTFOLIO              INVESTMENT GOAL            THE PORTFOLIO'S                        PORTFOLIO
                                                  MAIN INVESTMENTS                       MANAGER
Mid-Cap Value          Capital appreciation.      Equity securities of medium-sized U.S. Lazard Asset
                                                  companies believed to be undervalued.  Management

International Value    Long-term capital          Equity securities of relatively large  Lazard Asset
                       appreciation primarily     companies located in developed         Management
                       through investment in      countries outside of the U.S.
                       equity securities of
                       corporations domiciled in
                       countries other than the
                       U.S.

Capital Opportunities  Long-term growth of        Equity securities with the potential   MFS Investment
                       capital.                   for long-term growth of capital.       Management

Mid-Cap Growth         Long-term growth of        Equity securities of medium-sized      MFS Investment
                       capital.                   companies believed to have above-      Management
                                                  average growth potential.

Global Growth          Long-term growth of        Equity securities of any size located  MFS Investment
                       capital.                   within and outside of the U.S.         Management

Equity Index           Investment results that    Equity securities of companies that    Mercury Advisors
                       correspond to the total    are included in or representative of
                       return of common stocks    the Standard & Poor's 500 Composite
                       publicly traded in the     Stock Price Index (including
                       U.S.                       derivatives).

Small-Cap Index        Investment results that    Equity securities of companies that    Mercury Advisors
                       correspond to the total    are included in or representative of
                       return of an index of      the Russell 2000 Index (including
                       small capitalization       derivatives).
                       companies.

Real Estate            Current income and long-   Equity securities of companies in the  Morgan Stanley
 (formerly called      term capital               U.S. real estate industry, including   Asset Management
 "REIT")               appreciation.              real estate investment trusts (REITs)
                                                  and real estate operating companies
                                                  (REOCs).

Inflation Managed      Maximize total return      Inflation-indexed bonds of varying     Pacific
                       consistent with prudent    maturities issued by the U.S. and non  Investment
                       investment management.     U.S. governments, their agencies and   Management
                                                  government sponsored enterprises, and  Company
                                                  corporations, forward contracts and
                                                  derivative instruments relating to
                                                  such securities.

Managed Bond           Maximize total return      Medium and high-quality fixed income   Pacific
                       consistent with prudent    securities with varying terms to       Investment
                       investment management.     maturity and derivatives relating to   Management
                                                  such securities or related indices.    Company

Money Market           Current income consistent  Highest quality money market           Pacific Life
                       with preservation of       instruments believed to have limited
                       capital.                   credit risk.

High Yield Bond        High level of current      Fixed income securities with lower and Pacific Life
                       income.                    medium-quality credit ratings and
                                                  intermediate to long terms to
                                                  maturity.

Equity Income           Current income. (Capital  Equity securities of large U.S.        Putnam
                        growth is of secondary    companies with a focus on income-      Investment
                        importance.)              producing securities believed to be    Management, Inc.
                                                  undervalued by the market.

Research                Long-term growth of       Equity securities of large U.S.        Putnam
                        capital.                  companies with potential for capital   Investment
                                                  appreciation.                          Management, Inc.

Equity                 Capital appreciation.      Equity securities of large U.S.        Putnam
                       (Current income is of      growth-oriented companies.             Investment
                       secondary importance.)                                            Management, Inc.

Aggressive Equity      Capital appreciation.      Equity securities of small and medium- Putnam
                                                  sized companies.                       Investment
                                                                                         Management, Inc.

Large-Cap Value        Long-term growth of        Equity securities of large U.S.        Salomon Brothers
                       capital. (Current income   companies.                             Asset Management
                       is of secondary                                                   Inc
                       importance.)

YOUR INVESTMENT OPTIONS

                      ---------------------------------------------------------
Fixed options          The following replaces the fifth bullet in your policy
                       prospectus:

                       . We may place a limit of $1,000,000 on amounts
                         allocated to the Fixed LT account in any 12-month period. This includes allocations of net premium, transfers, and loan repayments for all Pacific Life policies you own. Any allocations in excess of $1,000,000 will be allocated to your other investment options according to your most recent instructions. We may increase the $1,000,000 limit at any time at our sole discretion. To find out if a higher limit is in effect, ask your registered representative or contact us.

                      ---------------------------------------------------------
Transferring among     The following replaces the fourth, fifth and sixth
investment options     bullets in your policy prospectus:

We reserve the         . You can only make one transfer in any 12-month period
right, in our sole       from each fixed option, except if you've signed up
discretion, to           for the first year transfer program. Such transfers
waive the transfer       are limited to:
restrictions on the
Fixed account.          . $5,000 or 25% of your policy's accumulated value in
Please contact us         the Fixed account
or your registered      . $5,000 or 10% or your policy's accumulated value in
representative to         the Fixed LT account.
find out if a
waiver is currently     Beginning October 1, 2001, the restrictions for
in effect.              transfers from the Fixed LT account are temporarily
                        waived during the first policy year. You will be permitted to transfer any amount of the Fixed LT account at any time during the first twelve policy months. We reserve the right to discontinue this waiver at any time. However, if the waiver is in effect on the date you sign the application for your policy, the waiver on transfer restrictions will remain in effect for your first policy year.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                      ---------------------------------------------------------
                       The following updated tax information is added:

                       Recently passed tax legislation provides, among other things, for reductions in federal estate tax rates, increases in the exemption amount, and a "repeal" of the federal estate tax in 2010. However, the legislation provides for full reinstatement of the federal estate tax in the year 2011.

ABOUT PACIFIC LIFE

                       Pacific Life Insurance Company is a life insurance company based in California. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, pension and institutional products, group employee benefits, broker-dealer operations, and investment and advisory services. At the end of 2001, we had $124.8 billion of individual life insurance in force and total admitted assets of approximately $52.0 billion. We are ranked the 15th largest life insurance carrier in the U.S. in terms of 2001 admitted assets.

                       The Pacific Life family of companies has total assets and funds under management of $357 billion. We are authorized to conduct our life and annuity business in the District of Columbia and in all states except
                       New York. Our principal office is at 700 Newport Center Drive, Newport Beach, California 92660.

                      ---------------------------------------------------------
How policies are       The last paragraph of How we pay broker-dealers is
distributed            replaced:

                       Registered representatives who meet certain sales levels can qualify for sales incentives programs we sponsor. We may also pay them non-cash compensation like expense-paid trips, expense-paid educational seminars, and merchandise.

                      ---------------------------------------------------------
Management             The following is a list of our directors and certain
                       officers, along with some information about their business activities over the past five years. They do not receive any compensation from the separate account for services they provide to it nor do we pay any separately allocable compensation for these services.

                       The business address of each of these people is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

  NAME AND POSITION    PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS

  Thomas C. Sutton     Director, Chairman of the Board and Chief Executive Officer of Pacific Life;
  Director, Chairman   Director, Chairman of the Board and Chief Executive Officer of Pacific LifeCorp,
  of the Board and     August 1997 to present; Director, Chairman of the Board and Chief Executive Officer
  Chief Executive      of Pacific Mutual Holding Company, August 1997 to present; Trustee and Chairman of
  Officer              the Board and former President of Pacific Select Fund; Trustee and Chairman of
                       Pacific Funds, June 2001 to present; Director, Chairman of the Board and Chief
                       Executive Officer of Pacific Life & Annuity Company; former Management Board Member of PIMCO Advisors L.P.; former Equity Board Member of PIMCO Advisors L.P.; former
                       Director of Pacific Corinthian Life Insurance Company; Director of: Newhall Land &
                       Farming; The Irvine Company; Edison International; and similar positions with other affiliated companies of Pacific Life.

  Glenn S. Schafer     Director and President of Pacific Life; Director and President of Pacific LifeCorp,
  Director and         August 1997 to present; Director and President of Pacific Mutual Holding Company,
  President            August 1997 to present; President (since February 1999) and former Trustee of
                       Pacific Select Fund; Trustee and President of Pacific Funds, June 2001 to present;
                       former Management Board Member of PIMCO Advisors L.P.; former Equity Board Member of
                       PIMCO Advisors L.P.; former Director of Pacific Corinthian Life Insurance Company;
                       Director and President (since August 2001) of Pacific Life & Annuity Company; and
                       similar positions with other affiliated companies of Pacific Life.

  Khanh T. Tran        Director (since August 1997), Executive Vice President (since April 2001) and Chief
  Director, Executive  Financial Officer of Pacific Life; Senior Vice President of Pacific Life, June 1996
  Vice President and   to April 2001; Executive Vice President (since April 2001) and Chief Financial
  Chief Financial      Officer of Pacific LifeCorp, August 1997 to present; Senior Vice President of
  Officer              Pacific LifeCorp, August 1997 to April 2001; Executive Vice President (since April
                       2001) and Chief Financial Officer of Pacific Mutual Holding Company, August 1997 to
                       present; Senior Vice President of Pacific Mutual Holding Company, August 1997 to
                       April 2001; Director (since August 2001), Executive Vice President (since April
                       2001) and Chief Financial Officer of Pacific Life & Annuity Company, February 1999
                       to present; Senior Vice President of Pacific Life & Annuity Company, February 1999
                       to April 2001; Executive Vice President and Chief Financial Officer to other affiliated companies of Pacific Life; Director of Prandium, Inc.

ABOUT PACIFIC LIFE

  NAME AND POSITION    PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS

  David R. Carmichael  Director (since August 1997), Senior Vice President and General Counsel of Pacific
  Director, Senior     Life; Senior Vice President and General Counsel of Pacific LifeCorp, August 1997 to
  Vice President and   present; Senior Vice President and General Counsel of Pacific Mutual Holding
  General Counsel      Company, August 1997 to present; Director, Senior Vice President (since July 1998)
                       and General Counsel (since July 1998) of Pacific Life & Annuity Company; Director of
                       Association of California Life and Health Insurance Companies; and President-Elect
                       and former Director of Association of Life Insurance Counsel.

  Audrey L. Milfs      Director (since August 1997), Vice President and Corporate Secretary of Pacific
  Director, Vice       Life; Vice President and Corporate Secretary of Pacific LifeCorp, August 1997 to
  President and        present; Vice President and Secretary of Pacific Mutual Holding Company, August 1997
  Corporate Secretary  to present; Secretary of Pacific Select Fund; Secretary of Pacific Funds, June 2001
                       to present; similar positions with other affiliated companies of Pacific Life.

  James T. Morris      Executive Vice President of Pacific Life, January 2002 to present; Senior Vice
  Executive Vice       President of Pacific Life, April 1996 to January 2002; Executive Vice President of
  President            Pacific Life & Annuity Company, January 2002 to present; Senior Vice President of
                       Pacific Life & Annuity Company, August 1999 to January 2002.

  Edward R. Byrd       Vice President and Controller of Pacific Life; Vice President and Controller of
  Vice President and   Pacific LifeCorp, August 1997 to present; Vice President and Controller of Pacific
  Controller           Mutual Holding Company, August 1997 to present; and similar positions with other affiliated companies of Pacific Life.

  Brian D. Klemens     Vice President and Treasurer of Pacific Life, December 1998 to present; Assistant
  Vice President and   Vice President, Accounting and Assistant Controller of Pacific Life, April 1994 to
  Treasurer            December 1998; Vice President and Treasurer of Pacific LifeCorp, June 1999 to
                       present; Vice President and Treasurer of Pacific Mutual Holding Company, June 1999
                       to present; Vice President and Treasurer of Pacific Select Fund; Vice President and
                       Treasurer of other affiliated companies of Pacific Life.

                      ---------------------------------------------------------
Financial              The next several pages contain the statement of assets
statements             and liabilities of the Pacific Select Exec Separate
                       Account as of December 31, 2001 and the related statement of operations and financial highlights for the year then ended and the statements of changes in net assets for each of the two years in the period then ended.

                       These are followed by the consolidated statements of financial condition for Pacific Life as of December 31, 2001 and 2000 and the consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended
                       December 31, 2001, which are included in this prospectus so you can assess our ability to meet our obligations under the policies.

                      ---------------------------------------------------------
Experts The consolidated statements of financial condition of Pacific Life as of December 31, 2001 and 2000 and the consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001 as well as the statement of assets and liabilities of Pacific Select Exec Separate Account as of December 31, 2001, the related statement of operations and financial highlights for the year then ended and statements of changes in net assets for each of the two years in the period then ended included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT
The Board of Directors
Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (the "Separate Account") (comprised of Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, and Variable Account IV) as of December 31, 2001 and the related statement of operations and financial highlights for the year then ended (as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2001), and the statement of changes in net assets for each of the two years in the period then ended (as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value, and Focused 30 Variable Accounts, for the year ended December 31, 2001 and for each of the periods from commencement of operations through December 31, 2000, and as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2001). These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities owned as of December 31, 2001. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2001 and the results of their operations, financial highlights, and the changes in their net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 8, 2002

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
(In thousands)

                           Blue   Aggressive Emerging Diversified Small-Cap International   I-Net    Financial  Health
                           Chip     Growth   Markets   Research    Equity     Large-Cap   Tollkeeper Services  Sciences
                         Variable  Variable  Variable  Variable   Variable    Variable     Variable  Variable  Variable
                         Account   Account   Account    Account    Account     Account     Account    Account  Account
                         ----------------------------------------------------------------------------------------------
ASSETS

Investments:
 Blue Chip Portfolio.... $21,810
 Aggressive Growth
 Portfolio..............            $5,514
 Emerging Markets
 Portfolio..............                     $20,822
 Diversified Research
 Portfolio..............                                $21,942
 Small-Cap Equity
 Portfolio..............                                          $234,944
 International Large-Cap
 Portfolio..............                                                       $32,280
 I-Net Tollkeeper
 Portfolio..............                                                                    $4,057
 Financial Services
 Portfolio..............                                                                              $2,685
 Health Sciences
 Portfolio..............                                                                                        $5,978

Receivables:
 Due from Pacific Life
 Insurance Company......                12                   19                     60          11         2        27
 Fund shares redeemed...                          61                   124
                          --------------------------------------------------------------------------------------------
Total Assets............  21,810     5,526    20,883     21,961    235,068      32,340       4,068     2,687     6,005
                          --------------------------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......       5                  61                   124
 Fund shares purchased..       6        12                   19                     76          11         2        27
                         ---------------------------------------------------------------------------------------------
Total Liabilities.......      11        12        61         19        124          76          11         2        27
                         ---------------------------------------------------------------------------------------------
NET ASSETS.............. $21,799    $5,514   $20,822    $21,942   $234,944     $32,264      $4,057    $2,685    $5,978
                         =============================================================================================
Shares Owned in each
Portfolio...............   2,680       687     3,391      2,058     13,500       5,077         905       290       648
                         =============================================================================================
Cost of Investments..... $23,865    $5,961   $19,146    $21,915   $277,137     $32,667      $5,438    $2,691    $5,869
                         =============================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

                                     Telecom-    Multi-   Equity  Strategic  Growth  Focused  Mid-Cap  International
                         Technology munications Strategy  Income    Value      LT       30     Value       Value
                          Variable   Variable   Variable Variable Variable  Variable Variable Variable   Variable
                          Account     Account   Account  Account   Account  Account  Account  Account     Account
                         -------------------------------------------------------------------------------------------
ASSETS

Investments:
 Technology Portfolio...   $3,903
 Telecommunications
 Portfolio..............               $765
 Multi-Strategy
 Portfolio..............                        $156,631
 Equity Income
 Portfolio..............                                 $195,359
 Strategic Value
 Portfolio..............                                           $3,292
 Growth LT Portfolio....                                                    $346,026
 Focused 30 Portfolio...                                                              $1,890
 Mid-Cap Value
 Portfolio..............                                                                      $72,026
 International Value
 Portfolio..............                                                                                 $170,228

Receivables:
 Due from Pacific Life
 Insurance Company......                  5                            21         92       9       95         185
 Fund shares redeemed...        1                  5,485       15
                            ----------------------------------------------------------------------------------------
Total Assets............    3,904       770      162,116  195,374   3,313    346,118   1,899   72,121     170,413
                            ----------------------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......        1                  5,485       15
 Fund shares purchased..                  5                            21         96       9      103         184
                           -----------------------------------------------------------------------------------------
Total Liabilities.......        1         5        5,485       15      21         96       9      103         184
                           -----------------------------------------------------------------------------------------
NET ASSETS..............   $3,903      $765     $156,631 $195,359  $3,292   $346,022  $1,890  $72,018    $170,229
                           =========================================================================================
Shares Owned in each
Portfolio...............      661       144       10,572    9,312     375     18,615     266    5,085      14,115
                           =========================================================================================
Cost of Investments.....   $3,903      $732     $164,496 $228,996  $3,424   $581,272  $2,041  $67,814    $217,163
                           =========================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

                            Capital    Mid-Cap   Global   Equity  Small-Cap                      Managed   Money
                         Opportunities  Growth   Growth   Index     Index     REIT   Inflation     Bond    Market
                           Variable    Variable Variable Variable Variable  Variable   Managed   Variable Variable
                            Account    Account  Account  Account   Account  Account  Account (1) Account  Account
                         -----------------------------------------------------------------------------------------
ASSETS

Investments:
 Capital Opportunities
 Portfolio..............    $8,503
 Mid-Cap Growth
 Portfolio..............                $5,948
 Global Growth
 Portfolio..............                          $967
 Equity Index
 Portfolio..............                                 $426,520
 Small-Cap Index
 Portfolio..............                                           $35,837
 REIT Portfolio.........                                                    $21,181
 Inflation Managed
 Portfolio (1)..........                                                              $42,398
 Managed Bond
 Portfolio..............                                                                         $206,821
 Money Market
 Portfolio..............                                                                                  $227,673

Receivables:
 Due from Pacific Life
 Insurance Company......         7          22       4         83       92                 28         404      370
 Fund shares redeemed...                                                          5
                         -----------------------------------------------------------------------------------------
Total Assets............     8,510       5,970     971    426,603   35,929   21,186    42,426     207,225  228,043
                         -----------------------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......                                                          5
 Fund shares purchased..         7          22       4         82       92                 31         399      369
                         -----------------------------------------------------------------------------------------
Total Liabilities.......         7          22       4         82       92        5        31         399      369
                         -----------------------------------------------------------------------------------------
NET ASSETS..............    $8,503      $5,948    $967   $426,521  $35,837  $21,181   $42,395    $206,826 $227,674
                         =========================================================================================
Shares Owned in each
Portfolio...............     1,008         733     114     14,437    3,477    1,655     3,951      18,753   22,566
                         =========================================================================================
Cost of Investments.....    $9,277      $5,613    $999   $451,571  $37,509  $20,046   $41,690    $202,723 $227,888
                         =========================================================================================

(1) Formerly named Government Securities Variable Account and Government Securities Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

                         High Yield          Aggressive Large-Cap
                            Bond     Equity    Equity     Value   Variable Variable Variable Variable
                          Variable  Variable  Variable  Variable  Account  Account  Account  Account
                          Account   Account   Account    Account     I        II      III       IV
                         ----------------------------------------------------------------------------
ASSETS

Investments:
 High Yield Bond
 Portfolio..............  $54,146
 Equity Portfolio.......            $53,102
 Aggressive Equity
 Portfolio..............                      $30,701
 Large-Cap Value
 Portfolio..............                                 $74,923
 Brandes International
 Equity Portfolio.......                                          $24,187
 Turner Core Growth
 Portfolio..............                                                   $11,356
 Frontier Capital
 Appreciation
 Portfolio..............                                                            $19,940
 Clifton Enhanced U.S.
 Equity Portfolio.......                                                                     $11,335

Receivables:
 Due from Pacific Life
 Insurance Company......                 36        12        274       18
 Fund shares redeemed...        4                                                        27        7
                         ----------------------------------------------------------------------------
Total Assets............   54,150    53,138    30,713     75,197   24,205   11,356   19,967   11,342
                         ----------------------------------------------------------------------------

LIABILITIES

Payables:
 Due to Pacific Life
 Insurance Company......        3                                                        27        7
 Fund shares purchased..                 36        12        282       18
                         ----------------------------------------------------------------------------
Total Liabilities.......        3        36        12        282       18                27        7
                         ----------------------------------------------------------------------------
NET ASSETS..............  $54,147   $53,102   $30,701    $74,915  $24,187  $11,356  $19,940  $11,335
                         ============================================================================
Shares Owned in each
Portfolio...............    7,663     2,764     3,347      6,385    1,955      847    1,178      836
                         ============================================================================
Cost of Investments.....  $59,851   $79,382   $40,788    $78,896  $28,329  $15,716  $19,287  $13,779
                         ============================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                      Blue     Aggressive  Emerging  Diversified Small-Cap International   I-Net     Financial    Health
                      Chip       Growth    Markets    Research    Equity     Large-Cap   Tollkeeper  Services    Sciences
                    Variable    Variable   Variable   Variable   Variable    Variable     Variable   Variable    Variable
                   Account (1) Account (1) Account     Account    Account     Account     Account   Account (1) Account (1)
                   --------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends.......        $14                   $31       $26      $37,839        $218                    $7
                   --------------------------------------------------------------------------------------------------------
Net Investment
Income...........         14                    31        26       37,839         218                     7
                   --------------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS

 Net realized
 gain (loss) from
 security
 transactions....        (70)     ($133)   (10,792)     (133)     (68,486)     (6,365)    ($2,791)      (36)        $44
 Net unrealized
 appreciation
 (depreciation)
 on investments..     (2,054)      (447)     9,305        14       24,790       1,397         856        (7)        109
                   --------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments.....     (2,124)      (580)    (1,487)     (119)     (43,696)     (4,968)     (1,935)      (43)        153
                   --------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS..    ($2,110)     ($580)   ($1,456)     ($93)     ($5,857)    ($4,750)    ($1,935)     ($36)       $153
                   ========================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                                      Telecom-    Multi-    Equity   Strategic            Focused  Mid-Cap  International
                         Technology  munications Strategy   Income     Value   Growth LT     30     Value       Value
                          Variable    Variable   Variable  Variable  Variable  Variable   Variable Variable   Variable
                         Account (1) Account (1) Account   Account    Account   Account   Account  Account     Account
                        -------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends.............                    $1     $4,250     $3,839      $11     $67,117      $1    $1,610      $4,872
                        -------------------------------------------------------------------------------------------------

Net Investment Income..                     1      4,250      3,839       11      67,117       1     1,610       4,872
                        -------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS

 Net realized gain
 (loss) from security
 transactions..........    ($1,025)      (232)     2,814      5,623     (168)     12,936    (222)    1,646     (11,754)

 Net unrealized
 appreciation
 (depreciation)
 on investments........                    33     (8,595)   (29,183)    (121)   (227,892)     (1)    2,200     (38,846)
                        -------------------------------------------------------------------------------------------------

Net Realized and
Unrealized Gain (Loss)
on Investments.........     (1,025)      (199)    (5,781)   (23,560)    (289)   (214,956)   (223)    3,846     (50,600)
                        -------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS........    ($1,025)     ($198)   ($1,531)  ($19,721)   ($278)  ($147,839)  ($222)   $5,456    ($45,728)
                        =================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                            Capital     Mid-Cap      Global     Equity   Small-Cap          Inflation   Managed   Money
                         Opportunities   Growth      Growth     Index      Index     REIT    Managed      Bond    Market
                           Variable     Variable    Variable   Variable  Variable  Variable  Variable   Variable Variable
                          Account (1)  Account (1) Account (1) Account    Account  Account  Account (2) Account  Account
                        -------------------------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends.............        $10                               $6,210   $1,861      $703    $1,359     $9,748   $8,530
                        -------------------------------------------------------------------------------------------------
Net Investment Income..         10                                6,210    1,861       703     1,359      9,748    8,530
                        -------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS

 Net realized gain
 (loss) from security
 transactions..........       (228)      ($745)       ($15)      16,104     (693)      601       (29)       177     (153)
 Net unrealized
 appreciation
 (depreciation)
 on investments........       (774)        335         (33)     (79,415)    (408)      105        82      3,287      208
                        -------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments.........     (1,002)       (410)        (48)     (63,311)  (1,101)      706        53      3,464       55
                        -------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS........      ($992)      ($410)       ($48)    ($57,101)    $760    $1,409    $1,412    $13,212   $8,585
                        =================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                         High Yield           Aggressive Large-Cap
                            Bond     Equity     Equity     Value   Variable  Variable  Variable Variable
                          Variable  Variable   Variable  Variable  Account   Account   Account  Account
                          Account   Account    Account    Account     I         II       III       IV
                         --------------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends..............   $4,974     $3,830               $1,836   $1,220       $13      $139     $495
                         --------------------------------------------------------------------------------
Net Investment Income...    4,974      3,830                1,836    1,220        13       139      495
                         --------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS

 Net realized gain
 (loss) from security
 transactions...........   (3,013)   (11,055)  ($3,000)       115      297    (2,816)   (4,760)    (536)
 Net unrealized
 appreciation
 (depreciation)
 on investments.........   (1,328)    (8,440)   (3,044)    (4,813)  (4,705)     (708)    4,675   (1,060)
                         --------------------------------------------------------------------------------
Net Realized and
Unrealized Loss
on Investments..........   (4,341)   (19,495)   (6,044)    (4,698)  (4,408)   (3,524)      (85)  (1,596)
                         --------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.........     $633   ($15,665)  ($6,044)   ($2,862) ($3,188)  ($3,511)      $54  ($1,101)
                         ================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                      Blue     Aggressive  Emerging  Diversified Small-Cap  International   I-Net     Financial    Health
                      Chip       Growth    Markets    Research    Equity      Large-Cap   Tollkeeper  Services    Sciences
                    Variable    Variable   Variable   Variable   Variable     Variable     Variable   Variable    Variable
                   Account (1) Account (1) Account     Account    Account      Account     Account   Account (1) Account (1)
                  ----------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS

 Net investment
 income..........        $14                   $31         $26    $37,839         $218                     $7
 Net realized
 gain (loss) from
 security
 transactions....        (70)     ($133)   (10,792)       (133)   (68,486)      (6,365)    ($2,791)       (36)        $44
 Net unrealized
 appreciation
 (depreciation)
 on investments..     (2,054)      (447)     9,305          14     24,790        1,397         856         (7)        109
                  ----------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..     (2,110)      (580)    (1,456)        (93)    (5,857)      (4,750)     (1,935)       (36)        153
                  ----------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM
POLICY
TRANSACTIONS

 Transfer of net
 premiums........      3,469        989      5,004       2,750     31,448        7,829       1,347        396         703
 Transfers
 between variable
 accounts, net...     22,184      5,556       (965)     15,217     (3,988)      14,059         (81)     2,497       5,413
 Transfers--
 policy charges
 and deductions..     (1,261)      (324)    (1,786)       (764)   (16,016)      (2,550)       (582)      (133)       (241)
 Transfers--
 surrenders......       (143)       (19)      (785)       (588)    (8,737)      (1,344)        (85)       (18)        (23)
 Transfers--
 other...........       (340)      (108)      (327)       (519)    (1,904)      (1,296)        (27)       (21)        (27)
                  ----------------------------------------------------------------------------------------------------------
Net Increase in
Net Assets
Derived from
Policy
Transactions.....     23,909      6,094      1,141      16,096        803       16,698         572      2,721       5,825
                  ----------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS...........     21,799      5,514       (315)     16,003     (5,054)      11,948      (1,363)     2,685       5,978
                  ----------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of
 Year............                           21,137       5,939    239,998       20,316       5,420
                  ----------------------------------------------------------------------------------------------------------
 End of Year.....    $21,799     $5,514    $20,822     $21,942   $234,944      $32,264      $4,057     $2,685      $5,978
                  ==========================================================================================================

(1)  Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                                       Telecom-    Multi-    Equity   Strategic  Growth   Focused  Mid-Cap   International
                          Technology  munications Strategy   Income     Value      LT        30     Value        Value
                           Variable    Variable   Variable  Variable  Variable  Variable  Variable Variable    Variable
                          Account (1) Account (1) Account   Account    Account  Account   Account  Account      Account
                         -----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS

 Net investment income..                   $1       $4,250    $3,839      $11    $67,117       $1   $1,610       $4,872
 Net realized gain
 (loss) from security
 transactions...........    ($1,025)     (232)       2,814     5,623     (168)    12,936     (222)   1,646      (11,754)
 Net unrealized
 appreciation
 (depreciation)
 on investments.........                   33       (8,595)  (29,183)    (121)  (227,892)      (1)   2,200      (38,846)
                         -----------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations..............     (1,025)     (198)      (1,531)  (19,721)    (278)  (147,839)    (222)   5,456      (45,728)
                         -----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS

 Transfer of net
 premiums...............        533       234       13,677    27,200      764     71,991      503   10,622       28,776
 Transfers between
 variable accounts,
 net....................      4,642       808        6,932   (11,482)   2,204     (8,033)     700   39,918       (2,165)
 Transfers--policy
 charges and
 deductions.............       (206)      (63)      (8,214)  (13,720)    (222)   (31,637)    (180)  (3,821)     (12,349)
 Transfers--surrenders..        (25)       (6)      (9,555)   (6,691)     (31)   (14,287)     (19)  (2,297)      (5,006)
 Transfers--other.......        (16)      (10)      (1,782)   (3,194)     (24)    (5,117)       3   (1,359)      (1,679)
                         -----------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Derived from Policy
Transactions............      4,928       963        1,058    (7,887)   2,691     12,917    1,007   43,063        7,577
                         -----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........      3,903       765         (473)  (27,608)   2,413   (134,922)     785   48,519      (38,151)
                         -----------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year......                           157,104   222,967      879    480,944    1,105   23,499      208,380
                         -----------------------------------------------------------------------------------------------
 End of Year............     $3,903      $765     $156,631  $195,359   $3,292   $346,022   $1,890  $72,018     $170,229
                         ===============================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                            Capital     Mid-Cap      Global     Equity   Small-Cap            Inflation  Managed    Money
                         Opportunities   Growth      Growth     Index      Index     REIT      Managed     Bond     Market
                           Variable     Variable    Variable   Variable  Variable  Variable   Variable   Variable  Variable
                          Account (1)  Account (1) Account (1) Account    Account  Account   Account (2) Account   Account
                        ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS

 Net investment
 income................        $10                               $6,210    $1,861     $703      $1,359     $9,748    $8,530
 Net realized gain
 (loss) from security
 transactions..........       (228)       ($745)       ($15)     16,104      (693)     601         (29)       177      (153)
 Net unrealized
 appreciation
 (depreciation)
 on investments........       (774)         335         (33)    (79,415)     (408)     105          82      3,287       208
                        ----------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations.............       (992)        (410)        (48)    (57,101)      760    1,409       1,412     13,212     8,585
                        ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS

 Transfer of net
 premiums..............      1,350        1,109         135      82,811     3,609    3,940       6,292     24,814   295,870
 Transfers between
 variable accounts,
 net...................      8,853        5,601         942       3,463    17,627    5,351       7,498     23,038  (239,807)
 Transfers--policy
 charges and
 deductions............       (488)        (247)        (43)    (32,661)   (1,510)  (1,443)     (2,702)   (11,435)  (21,449)
 Transfers--
 surrenders............        (46)         (62)        (14)    (14,259)     (601)    (580)     (1,209)    (5,935)  (11,483)
 Transfers--other......       (174)         (43)         (5)     (5,132)     (220)    (727)       (362)    (1,929)   (6,587)
                        ----------------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions...........      9,495        6,358       1,015      34,222    18,905    6,541       9,517     28,553    16,544
                        ----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS..........      8,503        5,948         967     (22,879)   19,665    7,950      10,929     41,765    25,129
                        ----------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.....                                         449,400    16,172   13,231      31,466    165,061   202,545
                        ----------------------------------------------------------------------------------------------------
 End of Year...........     $8,503       $5,948        $967    $426,521   $35,837  $21,181     $42,395   $206,826  $227,674
                        ====================================================================================================

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

                                    High Yield           Aggressive Large-Cap
                                       Bond     Equity     Equity     Value   Variable  Variable  Variable  Variable
                                     Variable  Variable   Variable  Variable  Account   Account   Account   Account
                                     Account   Account    Account    Account     I         II       III        IV
                                   ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS

 Net investment income............    $4,974    $3,830                $1,836   $1,220       $13      $139      $495
 Net realized gain (loss) from
 security transactions............    (3,013)  (11,055)   ($3,000)       115      297    (2,816)   (4,760)     (536)
 Net unrealized appreciation
 (depreciation) on investments....    (1,328)   (8,440)    (3,044)    (4,813)  (4,705)     (708)    4,675    (1,060)
                                   ----------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations..       633   (15,665)    (6,044)    (2,862)  (3,188)   (3,511)       54    (1,101)
                                   ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS

 Transfer of net premiums.........     7,576    14,123      7,605     11,740    6,296     3,330     3,306     2,644
 Transfers between variable
 accounts, net....................     9,314    (1,791)    (2,146)    49,282    1,298      (434)    3,966     3,150
 Transfers--policy charges and
 deductions.......................    (3,393)   (5,205)    (2,914)    (4,255)  (1,400)     (813)   (1,034)     (598)
 Transfers--surrenders............    (2,019)   (1,534)    (1,081)    (1,217)  (1,198)     (264)     (515)     (470)
 Transfers--other.................      (480)   (1,087)      (601)      (850)  (1,369)      (54)     (431)     (113)
                                   ----------------------------------------------------------------------------------
Net Increase in Net Assets
Derived from Policy Transactions..    10,998     4,506        863     54,700    3,627     1,765     5,292     4,613
                                   ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS............................    11,631   (11,159)    (5,181)    51,838      439    (1,746)    5,346     3,512
                                   ----------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year................    42,516    64,261     35,882     23,077   23,748    13,102    14,594     7,823
                                   ----------------------------------------------------------------------------------
 End of Year......................   $54,147   $53,102    $30,701    $74,915  $24,187   $11,356   $19,940   $11,335
                                   ==================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                        Emerging  Diversified Small-Cap  International   I-Net      Multi-    Equity    Strategic   Growth
                        Markets    Research    Equity      Large-Cap   Tollkeeper  Strategy   Income      Value       LT
                        Variable   Variable   Variable     Variable     Variable   Variable  Variable   Variable   Variable
                        Account   Account (1)  Account    Account (1)  Account (1) Account   Account   Account (1) Account
                       -----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS

 Net investment
 income...............      $12        $16     $22,131          $17                 $15,492   $20,983       $1      $86,293
 Net realized gain
 (loss) from security
 transactions.........    2,174         33      37,014         (899)       ($39)      1,836     6,806                54,726
 Net unrealized
 appreciation
 (depreciation)
 on investments.......  (12,692)        13    (130,859)      (1,783)     (2,237)    (16,234)  (43,571)     (11)    (277,267)
                       -----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting from
Operations............  (10,506)        62     (71,714)      (2,665)     (2,276)      1,094   (15,782)     (10)    (136,248)
                       -----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY
TRANSACTIONS

 Transfer of net
 premiums.............    5,600        834      38,899        4,114       1,210      15,754    33,109       52       84,921
 Transfers between
 variable accounts,
 net..................    8,725      5,218      16,628       20,341       7,035      (1,013)    1,768      861       55,046
 Transfers--policy
 charges and
 deductions...........   (1,542)      (157)    (14,915)        (794)       (272)     (6,614)  (11,919)      (8)     (30,926)
 Transfers--
 surrenders...........     (570)        (3)    (12,744)        (114)        (13)     (2,799)   (6,034)              (17,105)
 Transfers--other.....     (480)       (15)     (5,225)        (566)       (264)     (1,215)   (3,641)     (16)     (11,190)
                       -----------------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions..........   11,733      5,877      22,643       22,981       7,696       4,113    13,283      889       80,746
                       -----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS................    1,227      5,939     (49,071)      20,316       5,420       5,207    (2,499)     879      (55,502)
                       -----------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year....   19,910                289,069                              151,897   225,466               536,446
                       -----------------------------------------------------------------------------------------------------
 End of Year..........  $21,137     $5,939    $239,998      $20,316      $5,420    $157,104  $222,967     $879     $480,944
                       =====================================================================================================

(1) Operations commenced on January 4, 2000 for the Diversified Research Variable Account, January 3, 2000 for the International Large-Cap Variable Account, May 1, 2000 for the I-Net Tollkeeper Variable Account, and October 2, 2000 for the Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                           Focused   Mid-Cap   International  Equity   Small-Cap            Inflation  Managed    Money
                             30       Value        Value      Index      Index     REIT      Managed     Bond     Market
                          Variable   Variable    Variable    Variable  Variable  Variable   Variable   Variable  Variable
                         Account (1) Account      Account    Account    Account  Account   Account (2) Account   Account
                         -------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS

 Net investment income..       $5       $192       $6,503      $9,274      $240     $406      $1,405     $8,482    $9,399
 Net realized gain
 (loss) from security
 transactions...........       (4)     1,064        3,605      27,250       (19)     537        (359)      (737)      245
 Net unrealized
 appreciation
 (depreciation)
 on investments.........     (150)     1,946      (35,319)    (81,837)   (1,931)   1,170       1,794      7,338      (175)
                         -------------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets
Resulting from
Operations..............     (149)     3,202      (25,211)    (45,313)   (1,710)   2,113       2,840     15,083     9,469
                         -------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS

 Transfer of net
 premiums...............       43      4,295       36,625      92,486     4,652    1,931       4,994     20,167   316,982
 Transfers between
 variable accounts,
 net....................    1,263     12,071        2,733      13,565     8,085    7,479       4,631     26,330  (220,717)
 Transfers--policy
 charges and
 deductions.............      (18)    (1,042)     (11,035)    (26,801)     (868)    (517)     (1,531)    (6,394)  (15,498)
 Transfers--surrenders..                 (54)      (6,805)    (13,558)     (122)    (251)     (1,229)    (3,001)  (10,933)
 Transfers--other.......      (34)      (181)      (3,276)     (5,544)     (291)    (167)       (457)    (1,321)   (7,804)
                         -------------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions............    1,254     15,089       18,242      60,148    11,456    8,475       6,408     35,781    62,030
                         -------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........    1,105     18,291       (6,969)     14,835     9,746   10,588       9,248     50,864    71,499
                         -------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year......               5,208      215,349     434,565     6,426    2,643      22,218    114,197   131,046
                         -------------------------------------------------------------------------------------------------
 End of Year............   $1,105    $23,499     $208,380    $449,400   $16,172  $13,231     $31,466   $165,061  $202,545
                         =================================================================================================

(1) Operations commenced on October 2, 2000.

(2) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                             High Yield           Aggressive Large-Cap
                                Bond     Equity     Equity     Value   Variable  Variable  Variable  Variable
                              Variable  Variable   Variable  Variable  Account   Account   Account   Account
                              Account   Account    Account    Account     I         II       III        IV
                            ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS

 Net investment income.....    $4,404    $4,305     $1,226       $217   $1,858    $1,826    $3,567    $1,054
 Net realized gain (loss)
 from security
 transactions..............    (4,022)    4,154      1,368        785      305     1,170     1,545       318
 Net unrealized
 appreciation
 (depreciation)
 on investments............    (2,080)  (28,706)   (11,733)       781     (879)   (6,036)   (6,187)   (2,074)
                            ---------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets
Resulting from Operations..    (1,698)  (20,247)    (9,139)     1,783    1,284    (3,040)   (1,075)     (702)
                            ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM POLICY
TRANSACTIONS

 Transfer of net premiums..     8,079    17,220      9,760      5,067    4,882     3,857     3,548     1,298
 Transfers between variable
 accounts, net.............    (7,770)   14,858      6,623     12,710    9,591    (7,257)    5,683     2,156
 Transfers--policy charges
 and deductions............    (2,543)   (4,462)    (2,604)    (1,110)    (902)     (716)     (713)     (336)
 Transfers--surrenders.....    (1,322)   (1,490)      (944)      (186)    (636)     (917)     (793)     (515)
 Transfer--other...........      (262)   (1,217)      (849)      (565)    (398)     (447)     (519)      (83)
                            ---------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Derived from
Policy Transactions........    (3,818)   24,909     11,986     15,916   12,537    (5,480)    7,206     2,520
                            ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS.................    (5,516)    4,662      2,847     17,699   13,821    (8,520)    6,131     1,818
                            ---------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.........    48,032    59,599     33,035      5,378    9,927    21,622     8,463     6,005
                            ---------------------------------------------------------------------------------
 End of Year...............   $42,516   $64,261    $35,882    $23,077  $23,748   $13,102   $14,594    $7,823
                            =================================================================================

See Notes to Financial Statements

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2001 is comprised of thirty-five subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed (formerly Government Securities), Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, and Variable Account IV. The assets in each of the first thirty-one Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets in each of the last four Variable Accounts (I-IV) are invested in the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Clifton Enhanced U.S. Equity Portfolios, respectively, which are all portfolios of M Fund, Inc. (collectively, the "Funds"). Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account organized and registered with the Securities and Exchange Commission nine new Variable Accounts: the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, which commenced operations in 2001. The Aggressive Growth Variable Account commenced operations on January 2, 2001, the Telecommunications Variable Account commenced operations on January 3, 2001, the Blue Chip, Financial Services, Health Sciences, Mid-Cap Growth, and Global Growth Variable Accounts commenced operations on January 4, 2001, the Technology Variable Account commenced operations on January 5, 2001, and the Capital Opportunities Variable Account commenced operations on January 12, 2001.

 On September 22, 2000, the net assets of the Pacific Select Fund Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Pacific Select Fund Managed Bond Portfolio (the "reorganization"). In connection with the reorganization a total of 657,265 outstanding accumulation units (valued at $8,510,243) of the Bond and Income Variable Account were exchanged for 326,731 accumulation units with equal value of the Managed Bond Variable Account.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 2001, the Funds declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Mid-Cap Growth, Global Growth, and Aggressive Equity Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS' SHARES

 The investment in the Funds' shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account's investments in the Funds as of December 31, 2001 were as follows (amounts in thousands):

                                                            Variable Accounts
                        -----------------------------------------------------------------------------------------
                             Blue      Aggressive   Emerging    Diversified   Small-Cap  International   I-Net
                           Chip (1)    Growth (1)   Markets      Research       Equity     Large-Cap   Tollkeeper
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year                                  $28,766        $5,926      $306,981     $22,104      $7,665
Add: Total net proceeds
     from policy
     transactions           $24,185      $6,548      23,404        20,085       100,927      43,408       3,476
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income                  14                      31            26         1,385         218
     (b) Net realized
         gain                                                                    36,454
                        -----------------------------------------------------------------------------------------
            Sub-Total        24,199       6,548      52,201        26,037       445,747      65,730      11,141
Less: Cost of
      investments
      disposed during
      the year                  334         587      33,055         4,122       168,610      33,063       5,703
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                        23,865       5,961      19,146        21,915       277,137      32,667       5,438
Add: Unrealized
     appreciation
     (depreciation)          (2,055)       (447)      1,676            27       (42,193)       (387)     (1,381)
                        -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                       $21,810      $5,514     $20,822       $21,942      $234,944     $32,280      $4,057
                        =========================================================================================

                          Financial      Health      Tech-       Telecom-       Multi-                 Strategic
                         Services (1) Sciences (1) nology (1) munications (1)  Strategy  Equity Income   Value
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year                                                             $156,374    $227,421        $890
Add: Total net proceeds
     from policy
     transactions            $3,122      $9,461      $7,204        $1,565        22,130      19,854       4,399
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income                   7                                     1         3,965       1,411          11
     (b) Net realized
         gain                                                                       285       2,428
                        -----------------------------------------------------------------------------------------
            Sub-Total         3,129       9,461       7,204         1,566       182,754     251,114       5,300
Less:Cost of
 investments disposed
 during the year                438       3,592       3,301           834        18,258      22,118       1,876
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                         2,691       5,869       3,903           732       164,496     228,996       3,424
Add: Unrealized
     appreciation
     (depreciation)              (6)        109                        33        (7,865)    (33,637)       (132)
                        -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                        $2,685      $5,978      $3,903          $765      $156,631    $195,359      $3,292
                        =========================================================================================

                                                                  Inter-       Capital
                            Growth      Focused     Mid-Cap      national     Opportuni-    Mid-Cap      Global
                              LT           30        Value         Value       ties (1)   Growth (1)   Growth (1)
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year         $488,298      $1,256     $21,488      $216,468
Add: Total net proceeds
     from policy
     transactions            79,311       1,550      55,055        52,652       $10,204     $14,481      $1,102
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income               4,241           1         403         1,823            10
     (b) Net realized
         gain                62,876                   1,207         3,049
                        -----------------------------------------------------------------------------------------
            Sub-Total       634,726       2,807      78,153       273,992        10,214      14,481       1,102
Less:Cost of
 investments disposed
 during the year             53,454         766      10,339        56,829           937       8,868         103
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                       581,272       2,041      67,814       217,163         9,277       5,613         999
Add: Unrealized
     appreciation
     (depreciation)        (235,246)       (151)      4,212       (46,935)         (774)        335         (32)
                        -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                      $346,026      $1,890     $72,026      $170,228        $8,503      $5,948        $967
                        =========================================================================================

                                       Small-Cap                 Inflation     Managed                 High Yield
                         Equity Index    Index        REIT      Managed (2)      Bond    Money Market     Bond
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year         $395,037     $17,437     $12,201       $30,840      $164,249    $202,967     $46,893
Add: Total net proceeds
     from policy
     transactions            75,155      22,930      11,281        20,194        46,724     408,771      30,540
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income               4,572         228         642         1,359         9,748       8,530       4,974
     (b) Net realized
         gain                 1,638       1,633          61
                        -----------------------------------------------------------------------------------------
            Sub-Total       476,402      42,228      24,185        52,393       220,721     620,268      82,407
Less:Cost of
 investments disposed
 during the year             24,831       4,719       4,139        10,703        17,998     392,380      22,556
                        -----------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                       451,571      37,509      20,046        41,690       202,723     227,888      59,851
Add: Unrealized
     appreciation
     (depreciation)         (25,051)     (1,672)      1,135           708         4,098        (215)     (5,705)
                        -----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                      $426,520     $35,837     $21,181       $42,398      $206,821    $227,673     $54,146
                        =========================================================================================

----------------
(1) Operations commenced during 2001 (See Note 1 to Financial Statements).

(2) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


                                                            Variable Accounts
                         ---------------------------------------------------------------------------------------
                                       Aggressive  Large-Cap
                            Equity       Equity      Value           I            II          III          IV
                         ---------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year         $82,101      $42,926     $22,237       $23,185      $16,753      $18,615      $9,207
Add: Total net proceeds
     from policy
     transactions           25,312        7,926      62,927        10,021        5,959       28,643       6,511
     Reinvested
     distributions from
     the Funds:
     (a) Net investment
         income                 27                      433         1,172           13                      495
     (b) Net realized
         gain                3,803                    1,403            48                       139
                         ---------------------------------------------------------------------------------------
            Sub-Total      111,243       50,852      87,000        34,426       22,725       47,397      16,213
Less:Cost of
 investments disposed
 during the year            31,861       10,064       8,104         6,097        7,009       28,110       2,434
                         ---------------------------------------------------------------------------------------
Total cost of
 investments at end of
 year                       79,382       40,788      78,896        28,329       15,716       19,287      13,779
Add: Unrealized
     appreciation
     (depreciation)        (26,280)     (10,087)     (3,973)       (4,142)      (4,360)         653      (2,444)
                         ---------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                      $53,102      $30,701     $74,923       $24,187      $11,356       19,940     $11,335
                         ========================================================================================

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS

 Transactions in Separate Account units for the year ended December 31, 2001 were as follows (units in thousands):

                                                            Variable Accounts
                         ----------------------------------------------------------------------------------------
                             Blue      Aggressive   Emerging    Diversified   Small-Cap  International   I-Net
                           Chip (1)    Growth (1)   Markets      Research       Equity     Large-Cap   Tollkeeper
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year                                 3,028           522        5,308        2,589         800
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                  442          122         784           251          734        1,163         266
 (b) Transfers between
     variable accounts,
     net                     2,591          617         (92)        1,378          (84)       2,045         (21)
 (c) Transfers--policy
     charges and
     deductions               (161)         (40)       (284)          (71)        (376)        (382)       (114)
 (d) Transfers--
     surrenders                (19)          (2)       (122)          (53)        (204)        (195)        (14)
 (e) Transfers--other          (41)         (10)        (47)          (45)         (47)        (188)        (12)
                         ----------------------------------------------------------------------------------------
            Sub-Total        2,812          687         239         1,460           23        2,443         105
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at end of year              2,812          687       3,267         1,982        5,331        5,032         905
                         ========================================================================================
                          Financial      Health      Tech-       Telecom-       Multi-                 Strategic
                         Services (1) Sciences (1) nology (1) munications (1) Strategy   Equity Income   Value
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year                                                            4,239        4,665          90
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                   43           72          82            44          376          611          84
 (b) Transfers between
     variable accounts,
     net                       268          556         583           128          196         (261)        229
 (c) Transfers--policy
     charges and
     deductions                (15)         (25)        (32)          (12)        (226)        (310)        (25)
 (d) Transfers--
     surrenders                 (2)          (2)         (3)           (1)        (262)        (149)         (3)
 (e) Transfers--other           (1)          (2)         (2)                       (48)         (71)         (2)
                         ----------------------------------------------------------------------------------------
            Sub-Total          293          599         628           159           36         (180)        283
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at end of year                293          599         628           159        4,275        4,485         373
                         ========================================================================================
                                                                  Inter-       Capital
                            Growth      Focused     Mid-Cap      national     Opportuni-    Mid-Cap      Global
                              LT           30        Value         Value       ties (1)   Growth (1)   Growth (1)
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year        9,673          134       1,819         8,754
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                1,829           71         780         1,440          171          142          16
 (b) Transfers between
     variable accounts,
     net                      (319)          88       2,864           (88)       1,012          654         109
 (c) Transfers--policy
     charges and
     deductions               (812)         (26)       (281)         (621)         (62)         (32)         (5)
 (d) Transfers--
     surrenders               (357)          (2)       (165)         (248)          (6)          (7)         (2)
 (e) Transfers--other         (135)          (1)        (97)          (83)         (22)          (6)
                         ----------------------------------------------------------------------------------------
            Sub-Total          206          130       3,101           400        1,093          751         118
                         ----------------------------------------------------------------------------------------
Total units outstanding
 at end of year              9,879          264       4,920         9,154        1,093          751         118
                         ========================================================================================

----------------
(1) Operations commenced during 2001 (See Note 1 to Financial Statements).

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                                        Variable Accounts
                                --------------------------------------------------------------------
                                Equity  Small-Cap             Inflation  Managed  Money   High Yield
                                Index     Index      REIT    Managed (1)  Bond   Market      Bond
                                --------------------------------------------------------------------
Total units outstanding at
 beginning of year               9,728    1,429        998      1,209     6,071   10,749    1,581
Increase (decrease) in
 units resulting from policy
 transactions:
 (a) Transfer of net premiums    1,984      331        288        243       722   15,396      275
 (b) Transfers between
     variable accounts, net         46    1,563        386        253       859  (12,467)     344
 (c) Transfers--policy
     charges and deductions       (783)    (138)      (106)       (91)     (335)  (1,112)    (123)
 (d) Transfers--surrenders        (339)     (54)       (41)       (40)     (175)    (596)     (73)
 (e) Transfers--other             (127)     (19)       (54)       (12)      (54)    (337)     (17)
                                --------------------------------------------------------------------
          Sub-Total                781    1,683        473        353     1,017      884      406
                                --------------------------------------------------------------------
Total units outstanding at
 end of year                    10,509    3,112      1,471      1,562     7,088   11,633    1,987
                                ====================================================================
                                        Aggressive Large-Cap
                                Equity    Equity     Value        I        II      III        IV
                                --------------------------------------------------------------------
Total units outstanding at
 beginning of year               4,147    2,798      1,840      1,288       599      724      421
Increase (decrease) in units
 resulting from policy
 transactions:
 (a) Transfer of net premiums    1,087      706        967        372       187      155      173
 (b) Transfers between
     variable accounts, net       (249)    (182)     3,915         74       (45)     206      188
 (c) Transfers--policy
     charges and deductions       (406)    (275)      (351)       (83)      (45)     (53)     (38)
 (d) Transfers--surrenders        (118)     (99)      (102)       (69)      (14)     (25)     (26)
 (e) Transfers--other              (81)     (55)       (70)       (78)       (3)      (8)     (17)
                                --------------------------------------------------------------------
          Sub-Total                233       95      4,359        216        80      275      280
                                --------------------------------------------------------------------
Total units outstanding at
 end of year                     4,380    2,893      6,199      1,504       679      999      701
                                ====================================================================

----------------
(1) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

7. FINANCIAL HIGHLIGHTS

 Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for the year ended December 31, 2001 were as follows:

----------------------------------------------------------------------------------
                                                            Ratios of
                             AUV     Number      Total     Investment
                             at        of         Net       Income to
     Variable                End      Units      Assets    Average Net   Total
     Accounts              of Year Outstanding (in $000's)   Assets    Returns (1)
----------------------------------------------------------------------------------
 Blue Chip (2)               $7.75   2,811,771    $21,799        0.12%   (21.39%)
----------------------------------------------------------------------------------
 Aggressive Growth (2)        8.02     687,433      5,514        0.00%   (18.82%)
----------------------------------------------------------------------------------
 Emerging Markets             6.37   3,266,714     20,822        0.16%    (9.32%)
----------------------------------------------------------------------------------
 Diversified Research        11.07   1,981,854     21,942        0.27%    (2.05%)
----------------------------------------------------------------------------------
 Small-Cap Equity            44.07   5,331,480    234,944       16.62%    (1.75%)
----------------------------------------------------------------------------------
 International Large-Cap      6.41   5,031,727     32,264        0.84%   (18.63%)
----------------------------------------------------------------------------------
 I-Net Tollkeeper             4.48     904,785      4,057        0.00%   (32.93%)
----------------------------------------------------------------------------------
 Financial Services (2)       9.17     292,594      2,685        0.49%    (7.97%)
----------------------------------------------------------------------------------
 Health Sciences (2)          9.98     598,921      5,978        0.00%     1.04%
----------------------------------------------------------------------------------
 Technology (2)               6.22     627,943      3,903        0.00%   (36.41%)
----------------------------------------------------------------------------------
 Telecommunications (2)       4.82     158,754        765        0.18%   (51.36%)
----------------------------------------------------------------------------------
 Multi-Strategy              36.64   4,275,164    156,631        2.68%    (0.79%)
----------------------------------------------------------------------------------
 Equity Income               43.56   4,485,299    195,359        1.88%    (7.87%)
----------------------------------------------------------------------------------
 Strategic Value              8.82     373,489      3,292        0.43%    (9.20%)
----------------------------------------------------------------------------------
 Growth LT                   35.03   9,878,677    346,022       17.28%   (28.84%)
----------------------------------------------------------------------------------
 Focused 30                   7.16     264,148      1,890        0.07%   (13.24%)
----------------------------------------------------------------------------------
 Mid-Cap Value               14.64   4,920,202     72,018        3.58%    13.93%
----------------------------------------------------------------------------------
 International Value         18.60   9,153,924    170,229        2.73%   (22.30%)
----------------------------------------------------------------------------------
 Capital Opportunities (2)    7.78   1,093,055      8,503        0.21%   (21.52%)
----------------------------------------------------------------------------------
 Mid-Cap Growth (2)           7.92     750,712      5,948        0.00%   (19.83%)
----------------------------------------------------------------------------------
 Global Growth (2)            8.21     117,688        967        0.00%   (17.57%)
----------------------------------------------------------------------------------
 Equity Index                40.58  10,509,402    426,521        1.46%   (11.18%)
----------------------------------------------------------------------------------
 Small-Cap Index             11.52   3,111,792     35,837        9.13%     2.78%
----------------------------------------------------------------------------------
 REIT                        14.40   1,471,261     21,181        4.06%     8.79%
----------------------------------------------------------------------------------
 Inflation Managed (3)       27.14   1,561,993     42,395        3.63%     4.28%
----------------------------------------------------------------------------------
 Managed Bond                29.18   7,087,634    206,826        5.14%     6.65%
----------------------------------------------------------------------------------
 Money Market                19.57  11,632,924    227,674        3.70%     3.85%
----------------------------------------------------------------------------------
 High Yield Bond             27.25   1,987,170     54,147        9.89%     1.17%
----------------------------------------------------------------------------------
 Equity                      12.12   4,379,878     53,102        6.78%   (20.84%)
----------------------------------------------------------------------------------
 Aggressive Equity           10.61   2,892,614     30,701        0.00%   (16.90%)
----------------------------------------------------------------------------------
 Large-Cap Value             12.08   6,199,163     74,915        3.85%    (3.04%)
----------------------------------------------------------------------------------
 I                           16.08   1,503,806     24,187        5.27%   (12.77%)
----------------------------------------------------------------------------------
 II                          16.71     679,453     11,356        0.11%   (22.46%)
----------------------------------------------------------------------------------
 III                         19.96     999,083     19,940        0.84%    (0.36%)
----------------------------------------------------------------------------------
 IV                          16.16     701,361     11,335        5.49%   (12.38%)
----------------------------------------------------------------------------------

------------------
(1) Total returns do not include deductions at the separate account or contract level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract, which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(2) Variable Accounts commenced operations during 2001 (See Note 1 to Financial Statements). The ratios of investment income to average daily net assets are annualized.

(3) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

INDEPENDENT AUDITORS' REPORT
----------------------------

Pacific Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated statements of financial condition of Pacific Life Insurance Company and Subsidiaries (the Company) as of December 31, 2001 and 2000, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, CA
February 27, 2002

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                              December 31,
                                                              2001     2000
------------------------------------------------------------------------------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturity securities available for sale, at estimated
   fair value                                                $17,047  $15,136
  Equity securities available for sale, at estimated fair
   value                                                         266      179
  Trading securities, at fair value                              458       71
  Mortgage loans                                               2,933    3,026
  Real estate                                                    183      221
  Policy loans                                                 4,899    4,680
  Other investments                                            2,796    2,654
-----------------------------------------------------------------------------
TOTAL INVESTMENTS                                             28,582   25,967
Cash and cash equivalents                                        510      211
Deferred policy acquisition costs                              2,113    1,796
Accrued investment income                                        377      335
Other assets                                                     642      557
Separate account assets                                       23,458   25,918
-----------------------------------------------------------------------------
TOTAL ASSETS                                                 $55,682  $54,784
=============================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products                $21,796  $19,410
  Future policy benefits                                       4,580    4,542
  Short-term and long-term debt                                  439      359
  Other liabilities                                            1,690    1,323
  Separate account liabilities                                23,458   25,918
-----------------------------------------------------------------------------
TOTAL LIABILITIES                                             51,963   51,552
-----------------------------------------------------------------------------
Commitments and contingencies (Note 18)
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares authorized,
   issued and outstanding                                         30       30
  Paid-in capital                                                151      147
  Unearned ESOP shares                                            (3)      (6)
  Retained earnings                                            3,271    3,030
  Accumulated other comprehensive income                         270       31
-----------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                     3,719    3,232
-----------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                   $55,682  $54,784
=============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    Years Ended December 31,
                                                     2001      2000     1999
------------------------------------------------------------------------------
                                                         (In Millions)
REVENUES
Universal life and investment-type product policy
 fees                                              $    821  $    769 $    654
Insurance premiums                                      812       552      484
Net investment income                                 1,628     1,683    1,510
Net realized investment gain (loss)                     (14)      997       99
Commission revenue                                      181       270      234
Other income                                            225       209      145
------------------------------------------------------------------------------
TOTAL REVENUES                                        3,653     4,480    3,126
------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Policy benefits paid or provided                      1,163       879      735
Interest credited to universal life and invest-
 ment-type products                                   1,029       997      938
Commission expenses                                     524       576      485
Operating expenses                                      634       575      453
------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                           3,350     3,027    2,611
------------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                303     1,453      515
Provision for income taxes                               55       458      144
------------------------------------------------------------------------------

INCOME BEFORE CUMULATIVE ADJUSTMENTS DUE
 TO CHANGES IN ACCOUNTING PRINCIPLES                    248       995      371
Cumulative adjustments due to changes in account-
 ing principles, net of taxes                            (7)
------------------------------------------------------------------------------

NET INCOME                                         $    241  $    995 $    371
==============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                Accumulated Other
                                                                           Comprehensive Income (Loss)
                                                                     ----------------------------------------
                                                                       Unrealized
                                                                     Gain (Loss) on              Unrealized
                                                                      Derivatives     Foreign      Gain on
                                                   Unearned          and Securities  Currency    Interest in
                                    Common Paid-in   ESOP   Retained Available for  Translation     PIMCO
                                    Stock  Capital  Shares  Earnings   Sale, Net    Adjustment  Advisors L.P. Total
--------------------------------------------------------------------------------------------------------------------
                                                                     (In Millions)
BALANCES, JANUARY 1, 1999            $30    $126             $1,664      $ 507          $ 1                   $2,328
Comprehensive loss:
  Net income                                                    371                                              371
  Other comprehensive loss                                                (785)          (1)                    (786)
                                                                                                              ------
Total comprehensive loss                                                                                        (415)
Other equity adjustments                      11                                                                  11
Capital contribution                           3                                                                   3
Purchase of ESOP note                                $(13)                                                       (13)
Allocation of unearned ESOP shares                      1                                                          1
--------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 1999           30     140      (12)    2,035       (278)          -                     1,915
Comprehensive income:
  Net income                                                    995                                              995
  Other comprehensive income (loss)                                        236           (4)         $77         309
                                                                                                              ------
Total comprehensive income                                                                                     1,304
Other equity adjustments                       5                                                                   5
Allocation of unearned ESOP shares             2        6                                                          8
--------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2000           30     147       (6)    3,030        (42)          (4)          77       3,232
Comprehensive income:
  Net income                                                    241                                              241
  Other comprehensive income (loss)                                        129           (1)         111         239
                                                                                                              ------
Total comprehensive income                                                                                       480
Other equity adjustments                       1                                                                   1
Allocation of unearned ESOP shares             3        3                                                          6
--------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2001          $30    $151     $ (3)   $3,271      $  87          $(5)        $188      $3,719
====================================================================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                    Years Ended December 31,
                                                        2001     2000     1999
-------------------------------------------------------------------------------
                                                         (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                           $   241  $   995  $   371
Adjustments to reconcile net income to net cash
 provided by operating activities:
  Amortization on fixed maturity securities              (73)     (72)     (78)
  Depreciation and other amortization                     26       36       21
  Earnings of equity method investees                     (6)     (23)     (93)
  Deferred income taxes                                   56      424       (8)
  Net realized investment (gain) loss                     14     (997)     (99)
  Net change in deferred policy acquisition costs       (317)    (350)    (545)
  Interest credited to universal life and
   investment-type products                            1,029      997      938
  Change in trading securities                          (387)      29       (3)
  Change in accrued investment income                    (42)     (48)     (28)
  Change in future policy benefits                        38      156       58
  Change in other assets and liabilities                 154       24      172
-------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                733    1,171      706
-------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed maturity and equity securities available
 for sale:
  Purchases                                           (4,864)  (2,903)  (4,173)
  Sales                                                  941    1,595    2,334
  Maturities and repayments                            1,652    1,601    1,400
Repayments of mortgage loans                             682      700      681
Proceeds from sales of mortgage loans and real
 estate                                                   44        1       24
Purchases of mortgage loans and real estate             (593)    (806)    (886)
Change in policy loans                                  (219)    (422)    (255)
Cash received from acquisition of insurance block
 of business                                                               165
Other investing activity, net                            467     (664)     390
-------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                 (1,890)    (898)    (320)
-------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                               Years Ended December 31,
(Continued)                                     2001      2000      1999
--------------------------------------------------------------------------
                                                    (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                    $  4,690  $  4,090  $  4,453
  Withdrawals                                   (3,320)   (4,734)   (4,322)
Net change in short-term and long-term debt         80       135      (220)
Purchase of ESOP note                                                  (13)
Allocation of unearned ESOP shares                   6         8         1
--------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING
 ACTIVITIES                                      1,456      (501)     (101)
--------------------------------------------------------------------------

Net change in cash and cash equivalents            299      (228)      285
Cash and cash equivalents, beginning of year       211       439       154
--------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF YEAR        $    510  $    211  $    439
==========================================================================

SUPPLEMENTAL SCHEDULE OF INVESTING AND FINANCING ACTIVITIES

In connection with the acquisition of an annuity block of business in 1999, as discussed in Note 4, the following assets and liabilities were assumed:

     Fixed maturity securities                                    $  1,593
     Cash and cash equivalents                                         165
     Other assets                                                      100
                                                                  --------
        Total assets assumed                                      $  1,858
                                                                  ========

     Annuity reserves                                             $  1,847
     Other liabilities                                                  11
                                                                  --------
        Total liabilities assumed                                 $  1,858
                                                                  ========

==========================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Income taxes paid (received)                  $    (48) $     74  $     83
Interest paid                                 $     23  $     28  $     23
==========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION AND DESCRIPTION OF BUSINESS

   Pacific Life Insurance Company (Pacific Life) was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California (CA DOI) and the implementation of a plan of conversion to form a mutual holding company structure in 1997 (the Conversion).

   Pacific Life and its subsidiaries and affiliates have primary business operations consisting of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

   BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated. Pacific Life prepares its regulatory financial statements based on accounting practices prescribed or permitted by the CA DOI. These consolidated financial statements differ from those filed with regulatory authorities (Note 2).

   NEW ACCOUNTING PRONOUNCEMENTS

   Effective January 1, 2001, the Company adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of SFAS No. 133. SFAS No. 133 and SFAS No. 138 establish accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. All derivatives, whether designated in hedging relationships or not, are required to be recorded at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged item are recognized in net realized investment gain (loss). If the derivative is designated as a cash flow hedge, changes in the fair value of the derivative are recorded in other comprehensive income (loss) (OCI) and are recognized in earnings when the hedged item affects earnings. For derivative instruments not designated as hedges, the change in fair value of the derivative is recorded in net realized investment gain (loss).

   Upon adoption of SFAS No. 133 and SFAS No. 138, the Company recorded an increase to net income of $1 million, net of taxes, as a cumulative adjustment due to change in accounting principle. This increase was primarily attributable to recording derivatives not designated as hedges at fair value, offset by the recording of initial ineffectiveness on fair value hedges. In addition, upon adoption the Company recorded an increase to accumulated OCI of $38 million, net of taxes. This increase was primarily attributable to the designation of derivatives as fair value hedges. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of the hedged items were not affected by the implementation of SFAS No. 133 and SFAS No. 138.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   Upon adoption of SFAS No. 133 and SFAS No. 138, the Company transferred $306 million of fixed maturity securities available for sale into the trading category. The transfer resulted in a reclassification of unrealized losses of $4 million, net of taxes, from accumulated OCI into net realized investment gain (loss).

   Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue (EITF) 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets. Under EITF 99-20, investors in certain asset-backed securities are required to record changes in their estimated yield on a prospective basis and to evaluate these securities for a decline in value, which is other than temporary. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be other than temporary, the security is written down to fair value. Upon adoption of EITF 99-20, the Company recorded a decrease to net income of $8 million, net of taxes, as a cumulative adjustment due to change in accounting principle.

   Effective April 1, 2001, the Company adopted the requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a replacement of FASB Statement No. 125, which revises the standards of accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosures, but it carries over most of FASB Statement No. 125's provisions without reconsideration. Adoption of SFAS No. 140 did not have a material impact on the Company's consolidated financial statements.

   In June 2001, the FASB issued SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No. 141, which was effective July 1, 2001, for any business combination entered into subsequent to June 30, 2001, requires the purchase method of accounting and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial statements. SFAS No. 142, effective for fiscal years beginning after December 15, 2001, requires that ratable amortization of goodwill be replaced with periodic impairment tests of the goodwill asset and that intangible assets, other than goodwill, should be amortized over their useful lives. Amortization of goodwill was $5 million, $3 million and $12 million for the years ended December 31, 2001, 2000 and 1999, respectively. The Company has not yet finalized the quantification of the impact, if any, on its consolidated financial statements of applying the new requirements of SFAS No. 142.

   In August 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses accounting and reporting for the impairment of long-lived assets and for long-lived assets to be disposed of. SFAS No. 144 is effective for fiscal years beginning after December 15, 2001. The Company has not yet finalized the quantification of the impact, if any, on its consolidated financial statements of applying the new requirements of SFAS No. 144.

   INVESTMENTS

   Fixed maturity and equity securities available for sale are reported at estimated fair value, with unrealized gains and losses, net of deferred income taxes and adjustments related to deferred policy acquisition costs, recorded as a component of OCI. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary and changes in fair value of fixed maturity securities attributable to the risk designated in a fair value hedge. Trading securities are reported at fair value with changes in fair value included in net realized investment gain (loss).

   For mortgage-backed securities included in fixed maturity securities available for sale, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gain (loss).

   Mortgage loans, net of valuation allowances and writedowns, and policy loans are stated at unpaid principal balances.

   Real estate is carried at depreciated cost, net of writedowns, or, for real estate acquired in satisfaction of debt, estimated fair value less estimated selling costs at the date of acquisition, if lower than the related unpaid balance.

   Partnership and joint venture interests in which the Company does not have a controlling interest or a majority ownership are generally recorded using the equity method of accounting and are included in other investments.

   Investments in low income housing tax credits (LIHTC) are included in other investments. These investments are recorded under either the effective interest method or the equity method. For investments in LIHTC recorded under the effective interest method, the amortization of the original investment and the tax credits are recorded in the provision for income taxes. For investments in LIHTC recorded under the equity method, the amortization of the initial investment is included in net investment income and the related tax credits are recorded in the provision for income taxes. The amortization recorded in net investment income was $27 million, $33 million and $22 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC and subsidiaries (PAM), had an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. (PIMCO Advisors) as of December 31, 1999 and May 4, 2000, through the direct and indirect ownership of PIMCO Advisors' Class A limited partnership units (Class A units). This interest was accounted for using the equity method through May 4, 2000.

   On May 5, 2000, a transaction was closed whereby Allianz of America, Inc. (Allianz), a subsidiary of Allianz AG, acquired substantially all interests in PIMCO Advisors other than those beneficially owned by PAM. PAM exchanged its Class A units for a new security, PIMCO Advisors Class E limited partnership units (Class E units). This exchange resulted in a realized, pretax nonmonetary exchange gain of $1,082 million, based on the fair value of the Class A units exchanged, or $38.75 per unit, the per unit value that Allianz paid to acquire its interest in PIMCO Advisors. This gain is included in net realized investment gain (loss) for the year ended December 31, 2000. A net deferred tax liability of $365 million was also established.

   As a result of this transaction, the Company has virtually no influence over PIMCO Advisors' operating and financial policies. Effective May 5, 2000, the interest in PIMCO Advisors is being accounted for using the cost method. The interest in PIMCO Advisors, which is included in other investments, is being reported at estimated fair value, as determined by the put and call option price described below. Unrealized gains of $177 million and $124 million, net of deferred income taxes of $66 million and $47 million, for the years ended December 31, 2001 and 2000, respectively, are reported as a component of OCI.

   In connection with this transaction, PAM entered into a Continuing Investment Agreement with Allianz with respect to its interest in PIMCO Advisors. The interest in PIMCO Advisors held by PAM is subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last business day of each calendar quarter, to purchase all of the interest in PIMCO Advisors held by PAM. The put option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its interest in PIMCO Advisors to Allianz. The call option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14 and can be exercised only if the call per unit value reaches a minimum value.

   Effective January 1, 2002, PIMCO Advisors changed its name to
   Allianz Dresdner Asset Management of America L.P.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   CASH AND CASH EQUIVALENTS

   Cash and cash equivalents include all investments with a remaining maturity of three months or less.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new insurance business, principally commissions, medical examinations, underwriting, policy issue and other expenses, all of which vary with and are primarily related to the production of new business, have been deferred. For universal life and investment-type products, such costs are generally amortized over the expected life of the contract in proportion to the present value of expected gross profits using investment, mortality, expense margins and surrender charge assumptions and estimates. Adjustments are reflected in income or equity in the period the Company experiences deviations in gross profit assumptions and estimates. Adjustments directly affecting equity result from experience deviations due to changes in unrealized gains and losses in securities available for sale. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions and estimates consistent with those used in computing policy reserves.

   Value of business acquired (VOBA), included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts. The VOBA balance was $91 million and $94 million as of December 31, 2001 and 2000, respectively.

   Components of deferred policy acquisition costs are as follows:

                                               Years Ended December 31,
                                                2001      2000      1999
                                              ----------------------------
                                                    (In Millions)
        Balance, January 1                      $1,796    $1,446    $  901
                                              ----------------------------
        Additions:
          Capitalized during the year              566       646       538
          Acquisition of insurance block of
           business                                                     75
                                              ----------------------------
        Total additions                            566       646       613
                                              ----------------------------
        Amortization:
          Allocated to commission expenses        (181)     (188)     (112)
          Allocated to operating expenses          (65)      (54)      (49)
          Allocated to OCI, unrealized gains
           (losses)                                 (3)      (54)       93
                                              ----------------------------
        Total amortization                        (249)     (296)      (68)
                                              ----------------------------
        Balance, December 31                    $2,113    $1,796    $1,446
                                              ============================

   UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   Universal life and investment-type products, including guaranteed interest contracts (GICs) and funding agreements, are valued using the retrospective deposit method and consist principally of deposits received plus interest credited, less accumulated assessments. Interest credited to these policies primarily ranged from 2.0% to 8.0% during 2001, 2000 and 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   FUTURE POLICY BENEFITS

   Life insurance reserves are valued using the net level premium method. Interest rate assumptions ranged from 4.5% to 9.3% for 2001, 2000 and 1999. Mortality, morbidity and withdrawal assumptions are generally based on the Company's experience, modified to provide for possible unfavorable deviations. Future dividends for participating business are provided for in the liability for future policy benefits. Dividends to policyholders are included in policy benefits paid or provided.

   Dividends are accrued based on dividend formulas approved by the Board of Directors and reviewed for reasonableness and equitable treatment of policyholders by an independent consulting actuary. As of December 31, 2001 and 2000, participating experience rated policies paying dividends represent less than 1% of direct written life insurance in force.

   REVENUES, BENEFITS AND EXPENSES

   Insurance premiums are recognized as revenues when due. Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

   Generally, receipts for universal life and investment-type products are classified as deposits. Policy fees from these contracts include mortality charges, surrender charges and earned policy service fees. Expenses related to these products include interest credited to account balances and benefit amounts in excess of account balances.

   Commission revenue from Pacific Life's broker-dealer subsidiaries is recorded on the trade date.

   DEPRECIATION AND AMORTIZATION

   Depreciation of investment real estate is computed on the straight-line method over the estimated useful lives, which range from 5 to 30 years. Certain other assets are depreciated or amortized on the straight-line method over periods ranging from 3 to 40 years. Depreciation of investment real estate is included in net investment income. Depreciation and amortization of certain other assets is included in operating expenses.

   INCOME TAXES

   Pacific Life and its wholly owned life insurance subsidiary domiciled in Arizona, Pacific Life & Annuity Company (PL&A), are taxed as life insurance companies for income tax purposes. Pacific Life and its includable subsidiaries are included in the consolidated Federal income tax return of PMHC and are allocated an expense or benefit based principally on the effect of including their operations in the consolidated return. Pacific Life's non insurance subsidiaries are either included in PMHC's combined California franchise tax return or file separate state tax returns. Deferred income taxes are provided for timing differences in the recognition of revenues and expenses for financial reporting and income tax purposes.

   SEPARATE ACCOUNTS

   Separate account assets are recorded at fair value and the related liabilities represent segregated contract owner funds maintained in accounts with individual investment objectives. The investment results of separate account assets generally pass through to separate account contract owners.

   FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair value of financial instruments, disclosed in Notes 5, 6 and 7, has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is often required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   RISKS AND UNCERTAINTIES

   The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, investment market risk, credit risk and legal and regulatory changes.

   Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments, the liabilities for future policy benefits and the carrying amount of deferred policy acquisition costs. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize losses. The Company controls its exposure to this risk by, among other things, asset/liability matching techniques that attempt to match the duration of assets and liabilities and utilization of derivative instruments. Additionally, the Company includes contractual provisions limiting withdrawal rights for certain of its products. A substantial portion of the Company's liabilities are not subject to surrender or can be surrendered only after deduction of a surrender charge or a market value adjustment.

   Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. The credit risk of financial instruments is controlled through credit approval procedures, limits and ongoing monitoring. Real estate and mortgage loan investment risks are limited by diversification of geographic location and property type. Management does not believe that significant concentrations of credit risk exist.

   The Company is also exposed to credit loss in the event of nonperformance by the counterparties to interest rate swap contracts and other derivative securities. The Company manages this risk through credit approvals and limits on exposure to any specific counterparty. However, the Company does not anticipate nonperformance by the counterparties.

   The Company is subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated expense to the Company. Existing Federal laws and regulations affect the taxation of life insurance or annuity products and insurance companies. There can be no assurance as to what, if any, cases might be decided or future legislation might be enacted, or if decided or enacted, whether such cases or legislation would contain provisions with possible negative effects on the Company's life insurance or annuity products.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining deferred policy acquisition costs, investment valuation and allowances, derivative valuation, and liabilities for future policy benefits. Actual results could differ from those estimates.

   RECLASSIFICATIONS

   Certain prior year amounts have been reclassified to conform to the 2001 financial statement presentation.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS

   Pacific Life prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the CA DOI, which is a comprehensive basis of accounting other than U.S. GAAP. Effective
   January 1, 2001, the CA DOI required that insurance companies domiciled in the State of California prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners'
   (NAIC) Accounting Practices and Procedures Manual, version effective January 1, 2001 (NAIC SAP), subject to any deviations prescribed or permitted by the CA DOI. As a result of adopting NAIC SAP, Pacific Life reported a statutory cumulative effect of change in accounting principle that increased statutory surplus by $229 million as of January 1, 2001.

   NAIC SAP does not allow for restatement of prior year amounts. Therefore, prior year statutory amounts presented in this footnote are not comparable to current year statutory amounts.

   The following are reconciliations of statutory capital and surplus, and statutory net income for Pacific Life as compared to the amounts reported as stockholder's equity and net income included on the accompanying consolidated financial statements:

                                                   December 31,
                                                    2001    2000
                                                   --------------
                                                   (In Millions)
         Statutory capital and surplus             $1,869  $1,678
           Deferred policy acquisition costs        2,124   1,764
           Asset valuation reserve                    524     524
           Non admitted assets                        378     115
           Accumulated other comprehensive income     270      31
           Surplus notes                             (150)   (150)
           Deferred income taxes                     (356)    181
           Insurance and annuity reserves            (795)   (767)
           Other                                     (145)   (144)
                                                   --------------
         Stockholder's equity as reported herein   $3,719  $3,232
                                                   ==============

                                              Years Ended December 31,
                                               2001      2000      1999
                                              ---------------------------
                                                    (In Millions)
         Statutory net income                 $    24  $    141  $    168
           Deferred policy acquisition costs      329       393       379
           Insurance and annuity reserves          25      (106)     (184)
           Deferred income taxes                  (29)      (87)       (3)
           Earnings of subsidiaries               (60)      674       (27)
           Other                                  (48)      (20)       38
                                              ---------------------------
         Net income as reported herein        $   241  $    995  $    371
                                              ===========================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)

   RISK-BASED CAPITAL

   Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. The adequacy of a company's actual capital is measured by the risk-based capital results, as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2001 and 2000, Pacific Life and PL&A exceeded the minimum risk-based capital requirements.

   PERMITTED PRACTICE

   For the year ended December 31, 2000, the CA DOI approved a permitted practice effective May 5, 2000, allowing Pacific Life to apply the accounting guidance promulgated for limited liability companies in Statement of Statutory Accounting Principle (SSAP) No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 46, Investments in Subsidiary, Controlled and Affiliated Entities, prior to the effective date of NAIC SAP, for its investment in PAM. Under this permitted practice, PAM was accounted for using the equity method of accounting. The permitted practice also required that the equity of PAM be adjusted for certain tax effects not recorded at PAM due to its limited liability company structure. As of January 1, 2001, this permitted practice became prescribed practice.

   Prior to May 5, 2000, net cash distributions received on PAM's interest in PIMCO Advisors were recorded as income, as permitted by the CA DOI.

   DIVIDEND RESTRICTIONS

   Dividend payments by Pacific Life to Pacific LifeCorp in any 12-month period cannot exceed the greater of 10% of adjusted statutory capital and surplus as of the preceding year end or the statutory net gain from operations for the previous calendar year, without prior approval from the CA DOI. Based on this limitation and 2001 statutory results, Pacific Life could pay $165 million in dividends in 2002 without prior approval. No dividends were paid during 2001, 2000 and 1999.

   The maximum amount of ordinary dividends that can be paid by PL&A to Pacific Life without restriction cannot exceed the lesser of 10% of statutory surplus as regards to policyholders, or the statutory net gain from operations. No dividends were paid during 2001, 2000 and 1999. Based on this limitation and 2001 statutory results, PL&A could pay $21 million in dividends in 2002 without prior approval.

3. CLOSED BLOCK

   In connection with the Conversion, an arrangement known as a closed block (the Closed Block) was established, for dividend purposes only, for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale for 1997. The Closed Block was designed to give reasonable assurance to holders of Closed Block policies that policy dividends will not change solely as a result of the Conversion.

   Assets that support the Closed Block, which are primarily included in fixed maturity securities, policy loans and accrued investment income, amounted to $292 million and $290 million as of December 31, 2001 and 2000, respectively. Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $326 million and $330 million as of December 31, 2001 and 2000, respectively. The contribution to income from the Closed Block amounted to $5 million, $6 million and $4 million and is primarily included in insurance premiums, net investment income and policy benefits paid or provided for the years ended December 31, 2001, 2000 and 1999, respectively.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4. ACQUISITIONS

   All of the Company's acquisitions are accounted for using the purchase method of accounting.

   On December 31, 2001, a transaction was closed whereby Pacific Life exchanged its 100% common stock ownership in World-Wide Holdings Limited (World-Wide) for a 22.5% common stock ownership in Scottish Annuity & Life Holdings, Ltd. (Scottish). World-Wide's assets and liabilities were approximately $164 million and $103 million, respectively. Scottish, a publicly traded specialty reinsurer, issued new ordinary shares in exchange for World-Wide at a value of $78 million. Pacific Life recorded a nonmonetary exchange gain of $13 million, net of taxes, in connection with this exchange. Pacific Life will account for its investment in Scottish using the equity method of accounting. The Company has not yet completed the allocation of the purchase price to assets and liabilities acquired.

   In 1999, Pacific Life acquired a payout annuity block of business from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation. On the effective date, this block of business consisted of approximately 16,000 annuitants having reserves of $1.8 billion. The assets received as part of this acquisition amounted to $1.6 billion in fixed maturity securities and $0.2 billion in cash.

   During 1999, Pacific Life acquired a 95% interest in Grayhawk Golf Holdings, LLC (Grayhawk) for $65 million, which owns 100% of a real estate investment property in Arizona. Goodwill resulting from this transaction was $22 million.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS

   The net carrying amount, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below. The net carrying amount represents amortized cost adjusted for other than temporary declines in value and change in fair value of fixed maturity securities attributable to the risk designated in a fair value hedge. The fair value of publicly traded securities is based on quoted market prices. For securities not actively traded, fair values were estimated based on amounts provided by independent pricing services specializing in matrix pricing and modeling techniques. The Company also estimates certain fair values based on interest rates, credit quality and average maturity or from securities with comparable trading characteristics.

                                    Net    Gross Unrealized
                                  Carrying ------------------   Estimated
                                   Amount  Gains     Losses     Fair Value
                                  ----------------------------------------
                                             (In Millions)
    As of December 31, 2001:
    ------------------------
    U.S. Treasury securities and
     obligations of
     U.S. government authorities
     and agencies                 $    32       $  2               $    34
    Obligations of states and
     political subdivisions           669         92                   761
    Foreign governments               292         27       $ 11        308
    Corporate securities           10,985        377        194     11,168
    Mortgage-backed and asset-
     backed securities              4,822        137        190      4,769
    Redeemable preferred stock          8                     1          7
                                  ----------------------------------------
    Total fixed maturity
     securities                   $16,808       $635       $396    $17,047
                                  ========================================
    Total equity securities       $   255       $ 20       $  9    $   266
                                  ========================================
    As of December 31, 2000:
    ------------------------
    U.S. Treasury securities and
     obligations of
     U.S. government authorities
     and agencies                 $    32       $  2               $    34
    Obligations of states and
     political subdivisions           641         55       $  1        695
    Foreign governments               302         20          5        317
    Corporate securities            8,780        258        232      8,806
    Mortgage-backed and asset-
     backed securities              5,230        101        100      5,231
    Redeemable preferred stock         52          9          8         53
                                  ----------------------------------------
    Total fixed maturity
     securities                   $15,037       $445       $346    $15,136
                                  ========================================
    Total equity securities       $   173       $ 18       $ 12    $   179
                                  ========================================


                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS (Continued)

   The net carrying amount and estimated fair value of fixed maturity securities available for sale as of December 31, 2001, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       Net
                                                     Carrying Estimated
                                                      Amount  Fair Value
                                                     -------------------
                                                        (In Millions)
        Due in one year or less                      $   794    $   811
        Due after one year through five years          4,785      4,924
        Due after five years through ten years         3,699      3,775
        Due after ten years                            2,708      2,768
                                                     ------------------
                                                      11,986     12,278
        Mortgage-backed and asset-backed securities    4,822      4,769
                                                     ------------------
        Total                                        $16,808    $17,047
                                                     ==================

   Major categories of investment income are summarized as follows:

                                               Years Ended December 31,
                                                 2001    2000    1999
                                               ------------------------
                                                    (In Millions)
        Fixed maturity securities                $1,118  $1,109  $1,030
        Equity securities                             5      13      15
        Mortgage loans                              206     230     208
        Real estate                                  64      61      46
        Policy loans                                202     182     159
        Other                                       172     218     166
                                               ------------------------
        Gross investment income                   1,767   1,813   1,624
        Investment expense                          139     130     114
                                               ------------------------
        Net investment income                    $1,628  $1,683  $1,510
                                               ========================


                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS (Continued)

   Net realized investment gain (loss), including changes in valuation allowances, is as follows:

                                                           Years Ended
                                                           December 31,
                                                         2001    2000  1999
                                                         ------------------
                                                          (In Millions)
        Fixed maturity securities                        $(45) $    2  $16
        Equity securities                                  31     (13)  58
        Mortgage loans                                              6    7
        Real estate                                         9      (3)  18
        Interest in PIMCO Advisors (Note 1)                     1,082
        Other investments                                  (9)    (77)
                                                         -----------------
        Total                                            $(14) $  997  $99
                                                         =================

   The change in fair value on investments in available for sale and trading securities is as follows:

                                                        December 31,
                                                      2001  2000     1999
                                                      -------------------
                                                        (In Millions)
        Available for sale securities:
          Fixed maturity                              $140  $477  $  (925)
          Equity                                         5   (20)    (157)
                                                      -------------------
        Total                                         $145  $457  $(1,082)
                                                      ===================
        Trading securities                            $(17) $  6  $     0
                                                      ===================

  Gross gains of $67 million, $125 million and $188 million and gross losses of $48 million, $44 million and $62 million, which have been included in earnings as a result of sales of available for sale securities, were realized for the years ended December 31, 2001, 2000 and 1999, respectively. Trading securities as of December 31, 2001 and 2000, included net unrealized losses of $15 million and net unrealized gains of $2 million, respectively.

  As of December 31, 2001 and 2000, investments in fixed maturity securities of $13 million were on deposit with state insurance departments to satisfy regulatory requirements. The Company's interest in PIMCO Advisors (Note 1) exceeds 10% of total stockholder's equity as of December 31, 2001.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

   The carrying amount and estimated fair value of the Company's financial instruments are as follows:

                                         December 31, 2001   December 31, 2000
                                        ------------------- -------------------
                                        Carrying  Estimated Carrying  Estimated
                                        Amount   Fair Value   Amount Fair Value
                                        ---------------------------------------
                                                     (In Millions)
    Assets:
      Fixed maturity and equity
       securities (Note 5)              $17,313   $17,313   $15,315   $15,315
      Trading securities                    458       458        71        71
      Mortgage loans                      2,933     3,088     3,026     3,246
      Policy loans                        4,899     4,899     4,680     4,680
      Cash and cash equivalents             510       510       211       211
      Interest in PIMCO Advisors (Note
       1)                                 1,703     1,703     1,548     1,548
      Derivative instruments (Note 7)        26        26        15        15
      Notes receivable from affiliates       88        88
    Liabilities:
      Guaranteed interest contracts       7,498     7,625     6,676     6,803
      Deposit liabilities                   482       495       470       483
      Annuity liabilities                 1,955     1,955     1,114     1,114
      Short-term debt                       275       275       195       195
      Long-term debt                        164       160       164       166
      Derivative instruments (Note 7)       530       530       445       445

   The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2001 and 2000:

   TRADING SECURITIES

   The fair value of trading securities is based on quoted market prices.

   MORTGAGE LOANS

   The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality and average maturity of the composite portfolio.

   POLICY LOANS

   The carrying amounts of policy loans are a reasonable estimate of their fair values because interest rates are generally variable and based on current market rates.

   CASH AND CASH EQUIVALENTS

   The carrying values approximate fair values due to the short-term maturities of these instruments.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

   NOTES RECEIVABLE FROM AFFILIATES

   The carrying amount of notes receivable from affiliates (Note 16) is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.

   GUARANTEED INTEREST CONTRACTS AND DEPOSIT LIABILITIES

   The estimated fair value of GICs is estimated using the rates currently offered for deposits of similar remaining maturities. The estimated fair value of deposit liabilities with no defined maturities is the amount payable on demand.

   ANNUITY LIABILITIES

   The estimated fair value of annuity liabilities approximates carrying value and primarily includes policyholder deposits and accumulated credited interest.

   SHORT-TERM DEBT

   The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.

   LONG-TERM DEBT

   The estimated fair value of surplus notes (Note 10) is based on market quotes. The carrying amount of other long-term debt is a reasonable estimate of its fair value because the interest rate on the debt is approximately the same as current market rates.

7. DERIVATIVES AND HEDGING ACTIVITIES

   The Company primarily utilizes various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration mismatch of assets and liabilities.

   The Company uses hedge accounting as allowed by SFAS No. 133 and SFAS No. 138, by designating derivative instruments as either fair value or cash flow hedges on the date the Company enters into a derivative contract. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. Hedge effectiveness is assessed quarterly by a variety of techniques including Value-at-Risk, regression analysis and cumulative dollar offset. In certain cases, hedge effectiveness is assumed because the derivative instrument was constructed such that all critical terms of the derivative exactly match the hedged risk in the hedged item.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVES AND HEDGING ACTIVITIES (Continued)

   Fair Value Hedges
   -----------------

   The Company primarily uses interest rate and foreign currency swaps and options to manage its exposure to changes in the fair values of its assets and liabilities due to fluctuations in foreign currencies and the benchmark interest rate. For derivative instruments that are designated as fair value hedges, the change in value of the derivative instrument as well as the change in fair value of the hedged item associated with the risk being hedged is recorded in net realized investment gain (loss). Periodic net settlements on derivatives designated as fair value hedges are reflected on an accrual basis as an adjustment to net investment income or interest credited on universal life and investment-type products, based on the item being hedged. The change in value of the hedged item associated with the risk being hedged is reflected as an adjustment to the carrying amount of the hedged item. Upon termination of the fair value hedging relationship, the accumulated cost basis adjustment is amortized into net investment income or interest credited to universal life or investment-type products over its remaining life or recognized immediately in connection with the disposal of the hedged item.

   For the year ended December 31, 2001, the ineffectiveness related to fair value hedges was approximately $0.2 million, net of tax, which is recorded in net realized investment gain (loss). No component of the hedging instrument's fair value is excluded from the determination of effectiveness.

   Cash Flow Hedges
   ----------------

   The Company primarily uses interest rate and foreign currency swaps and interest rate futures contracts to manage its exposure to variability in cash flows due to changes in foreign currencies and the benchmark interest rate. These cash flows include those associated with existing assets and liabilities as well as the forecasted interest cash flows related to anticipated investment purchases and liability issuances. Such anticipated investment purchases and liability issuances are considered to be probable to occur and are generally completed within 180 days of the inception of the hedge. The Company has not discontinued any cash flow hedges of anticipated transactions. For derivative instruments that are designated as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in OCI and is recognized as an adjustment to net investment income or interest credited on universal life and investment-type products when the hedged item affects earnings.

   The Company did not record any ineffectiveness for cash flow hedges during the year ended December 31, 2001. Over the next twelve months, the Company anticipates that $0.8 million of deferred gains on derivative instruments in accumulated OCI will be reclassified to earnings. For the year ended December 31, 2001, none of the Company's hedged forecasted transactions were determined to be probable of not occurring. No component of the hedging instrument's fair value is excluded from the determination of effectiveness.

   Derivatives Not Designated as Hedging Instruments
   -------------------------------------------------

   The Company enters into swap agreements, interest rate futures contracts, interest rate cap and floor agreements, and equity indexed futures contracts without designating the derivatives as hedging instruments. Derivatives that are not designated as hedging instruments are entered into primarily to manage the Company's interest rate risk from rising or falling interest rates, equity risk and yield enhancement. The Company uses credit default and total return swaps to manage the credit exposure of the portfolio, equity risk embedded in certain liabilities and to take advantage of market opportunities. Net realized investment gain (loss) for the year ended December 31, 2001 includes $2 million related to realized gains and losses and changes in fair value of derivative instruments not designated as hedges. Periodic net settlements on such derivatives are recorded as adjustments to net investment income or interest credited on universal life and investment-type products on an accrual basis, based upon the purpose of the derivative.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVES AND HEDGING ACTIVITIES (Continued)

   Embedded Derivatives
   --------------------

   The Company may enter into contracts that are not derivative instruments, but contain embedded derivatives. When it is determined that the embedded derivative possesses economic and risk characteristics that are not clearly and closely related to those of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, it is separated from the host contract and accounted for as a stand-alone derivative. Such derivatives are recorded on the consolidated statement of financial condition at fair value, with changes in their fair value recorded in net realized investment gain (loss).

   Derivative Instruments
   ----------------------

   The Company uses a variety of derivative financial instruments, including swaps, caps, floors, and exchange traded futures contracts.

   Interest rate swap agreements involve the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Credit default swaps involve the receipt of fixed rate payments in exchange for assuming potential credit exposure of an underlying security. Total return swaps involve the exchange of floating rate payments for the total return performance of a specified index, market or security. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

   Foreign currency swaps involve the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed exchange rate. There is also periodic exchange of interest payments in the two currencies at specified intervals, calculated using agreed upon rates and the exchanged principal amounts.

   The Company issues synthetic GICs to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans (ERISA Plan). The ERISA Plan uses the contracts in its stable value or guaranteed fixed income option. Synthetic GICs provide certain of the ERISA Plan's assets a guarantee of principal and interest, as it relates to certain benefit payments. The Company has an off balance sheet risk that the value of the underlying assets is insufficient to meet these guarantees. To control this risk, the Company pre-approves all investment guidelines. Default risk is absorbed by the ERISA Plan. The interest rate guarantee is reset periodically to reflect actual performance results. As of December 31, 2001 the Company had outstanding commitments to maintain liquidity for benefit payments on notional amounts of $2.6 billion compared to $1.7 billion as of December 31, 2000. The notional amounts represent the value of the ERISA Plan's assets only and are not a measure of the exposure to the Company.

   Interest rate floor agreements entitle the Company to receive the difference when the current rate of the underlying index is below the strike rate. Interest rate cap agreements entitle the Company to receive the difference when the current rate of the underlying index is above the strike rate. Options purchased involve the right, but not the obligation, to purchase the underlying securities at a specified price during a given time period. Cash requirements for these instruments are generally limited to the premium paid by the Company at acquisition.

   Financial futures contracts obligate the holder to buy or sell the underlying financial instrument at a specified future date for a set price and may be settled in cash or by delivery of the financial instrument. Price changes on futures are settled daily through the required margin cash flows. The notional amounts of the contracts do not represent future cash requirements, as the Company intends to close out open positions prior to expiration.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVES AND HEDGING ACTIVITIES (Continued)

   Outstanding derivatives with off-balance sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair value as of December 31, 2001 and 2000 are as follows:

                                                          Assets (Liabilities)
                                                -----------------------------------------
                                 Notional or    Carrying  Estimated  Carrying  Estimated
                              Contract Amounts   Value    Fair Value  Value    Fair Value
                              ----------------- --------  ---------- --------  ----------
                                2001     2000     2001       2001      2000       2000
                              -----------------------------------------------------------
                                                    (In Millions)
    Interest rate swap
     contracts                $  3,512 $  2,648   $(144)     $(144)    $ (89)      $ (89)
    Credit default and total
     return swaps                2,375    3,896    (105)      (105)     (132)       (132)
    Foreign currency swaps       3,310    2,488    (281)      (281)     (224)       (224)
    Synthetic GICs               2,599    1,695
    Interest rate floors,
     caps, options and
     swaptions                     829      745      26         26        15          15
    Financial futures
     contracts                      97       58
                              ----------------------------------------------------------
    Total                      $12,722  $11,530   $(504)     $(504)    $(430)      $(430)
                              ==========================================================

   A reconciliation of the notional or contract amounts is as follows:

                                   Balance  Acquisitions Terminations Balance
                                  Beginning  and Other       and      End of
                                   of Year   Additions    Maturities   Year
                                  -------------------------------------------
                                                 (In Millions)
    December 31, 2001:
    ------------------
    Interest rate swap contracts   $ 2,648     $1,100       $  236    $ 3,512
    Credit default and total
     return swaps                    3,896        254        1,775      2,375
    Foreign currency swaps           2,488      1,439          617      3,310
    Synthetic GICs                   1,695      1,046          142      2,599
    Interest rate floors, caps,
     options and swaptions             745        103           19        829
    Financial futures contracts         58      3,398        3,359         97
                                  -------------------------------------------
    Total                          $11,530     $7,340       $6,148    $12,722
                                  ===========================================
    December 31, 2000:
    ------------------
    Interest rate swap contracts   $ 2,867     $2,419       $2,638    $ 2,648
    Credit default and total
     return swaps                    2,120      2,898        1,122      3,896
    Foreign currency swaps           1,685      1,079          276      2,488
    Synthetic GICs                   1,632        470          407      1,695
    Interest rate floors, caps,
     options and swaptions           1,033        160          448        745
    Financial futures contracts        677      2,762        3,381         58
                                  -------------------------------------------
    Total                          $10,014     $9,788       $8,272    $11,530
                                  ===========================================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   The detail of universal life and investment-type product liabilities is as follows:

                                                           December 31,
                                                           2001    2000
                                                          ---------------
                                                           (In Millions)
           Universal life                                 $12,278 $11,405
           Investment-type products                         9,518   8,005
                                                          ---------------
                                                          $21,796 $19,410
                                                          ===============

   The detail of universal life and investment-type products policy fees and interest credited, net of reinsurance ceded, is as follows:

                                       Years Ended December 31,
                                         2001     2000    1999
                                       -------------------------
                                             (In Millions)
           Policy fees:
             Universal life            $     582 $   541 $   509
             Investment-type products        239     228     145
                                       -------------------------
           Total policy fees           $     821 $   769 $   654
                                       =========================
           Interest credited:
             Universal life            $     500 $   467 $   444
             Investment-type products        529     530     494
                                       -------------------------
           Total interest credited     $   1,029 $   997 $   938
                                       =========================

9. LIABILITY FOR GROUP HEALTH UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSE

   Activity in the liability for group health unpaid claims and claim adjustment expenses, which is included in future policy benefits, is summarized as follows:

                                  Years Ended December 31,
                                      2001        2000
                                  ------------------------
                                        (In Millions)
          Balance at January 1        $130        $116
          Incurred related to:
            Current year               569         395
            Prior years                (12)        (19)
                                  ------------------------
          Total incurred               557         376
                                  ------------------------
          Paid related to:
            Current year               448         297
            Prior years                 80          65
                                  ------------------------
          Total paid                   528         362
                                  ------------------------
          Balance at December 31      $159        $130
                                  ========================

   As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $12 million and $19 million for the years ended December 31, 2001 and 2000, respectively.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. SHORT-TERM AND LONG-TERM DEBT

   Pacific Life borrows for short-term needs by issuing commercial paper. There was no commercial paper debt outstanding as of December 31, 2001 and 2000. As of December 31, 2001 and 2000, Pacific Life had a revolving credit facility of $350 million. There was no debt outstanding under the revolving credit facility as of December 31, 2001 and 2000.

   PAM had bank borrowings outstanding of $275 million and $195 million as of December 31, 2001 and 2000, respectively. The interest rate was 2.3% and 6.9% as of December 31, 2001 and 2000, respectively. The amount of the borrowings and the interest rates are reset monthly. The borrowing limit for PAM as of December 31, 2001 and 2000, was $275 million and $215 million, respectively.

   Grayhawk has a note payable with a maturity date of May 22, 2008. The note bears a fixed rate of interest of 7.6%. The outstanding balance as of December 31, 2001 and 2000 was $14 million.

   Pacific Life has $150 million of long-term debt, which consists of surplus notes outstanding at an interest rate of 7.9% maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. The surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. Each payment of interest and principal on the surplus notes may be made only with the prior approval of the Insurance Commissioner of the State of California. Interest expense amounted to $12 million for each of the years ended December 31, 2001, 2000 and 1999 and is included in net investment income.

11. INCOME TAXES

   The provision for income taxes is as follows:

                                                   Years Ended December 31,
                                                      2001      2000     1999
                                                  -----------------------------
                                                       (In Millions)
    Current                                          $(5)      $ 34     $152
    Deferred                                          60        424       (8)
                                                  -----------------------------
    Provision for income taxes on income before
     cumulative adjustments due to changes in
     accounting principles                            55        458      144
    Deferred income tax provision on cumulative
     adjustments due to changes in accounting
     principles                                       (4)
                                                  -----------------------------
    Total                                            $51       $458     $144
                                                  =============================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)


   The sources of the Company's provision for deferred taxes are as follows:

                                                   Years Ended December 31,
                                                    2001      2000      1999
                                                  ----------------------------
                                                        (In Millions)
    Nonmonetary exchange of PIMCO Advisors units
     (Note 1)                                                   $447
    Deferred policy acquisition costs                 $ 99        57      $ 20
    Policyholder reserves                                7        19        51
    Duration hedging                                               3       (30)
    Investment valuation                                (7)      (19)      (28)
    Partnership income                                 (26)        3       (25)
    Low income housing credit carryover                (31)
    Other                                               14        (4)        4
                                                  ----------------------------
    Deferred taxes from operations                      56       506        (8)
    Release of deferred taxes in connection with
     nonmonetary exchange of PIMCO Advisors
     units (Note 1)                                              (82)
                                                  ----------------------------
    Provision for deferred taxes                      $ 56      $424      $ (8)
                                                  ============================

   In connection with the nonmonetary exchange of partnership units at PIMCO Advisors (Note 1), certain nonoperating deferred taxes previously established were released during the year ended December 31, 2000.

   A reconciliation of the provision for income taxes based on the prevailing corporate statutory tax rate to the provision reflected in the consolidated financial statements is as follows:

                                                    Years Ended December 31,
                                                     2001      2000      1999
                                                   ----------------------------
                                                         (In Millions)
    Provision for income taxes at the statutory
     rate                                              $106      $509      $180
      State income taxes                                  4        25
      Nontaxable investment income                       (6)       (6)       (7)
      Low income housing and foreign tax credits        (28)      (22)      (19)
      Book to tax basis difference on nonmonetary
       exchange of PIMCO Advisors units (Note 1)                  (35)
      Other                                             (21)      (13)      (10)
                                                   ----------------------------
    Provision for income taxes on income before
     cumulative adjustments due to changes in
     accounting principles                               55       458       144
    Deferred income tax provision on cumulative
     adjustments due to changes in accounting
     principles                                          (4)
                                                   ----------------------------
    Total                                              $ 51      $458      $144
                                                   ============================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)

   The net deferred tax liability, included in other liabilities as of December 31, 2001 and 2000, is comprised of the following tax effected temporary differences:

                                                             December 31,
                                                              2001    2000
                                                             --------------
                                                             (In Millions)
        Deferred tax assets
          Policyholder reserves                              $  177   $ 184
          Investment valuation                                   99      92
          Deferred compensation                                  40      35
          Low income housing credit carryover                    31
          Duration hedging                                       18      18
          Partnership income                                     10
          Dividends                                               7       7
          Postretirement benefits                                 6       8
          Other                                                   5      22
                                                             --------------
        Total deferred tax assets                               393     366
                                                             --------------
        Deferred tax liabilities
          Nonmonetary exchange of PIMCO Advisors units
           (Note 1)                                            (429)   (429)
          Deferred policy acquisition costs                    (200)   (101)
          Partnership income                                            (16)
          Depreciation                                           (2)     (2)
                                                             --------------
        Total deferred tax liabilities                         (631)   (548)
                                                             --------------
        Net deferred tax liability from operations             (238)   (182)
        Deferred taxes on World-Wide (Note 4)                           (11)
        Deferred taxes on OCI                                  (159)    (23)
                                                             --------------
        Net deferred tax liability                           $( 397)  $(216)
                                                             ==============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. COMPREHENSIVE INCOME (LOSS)

   The Company displays comprehensive income (loss) and its components on the accompanying consolidated statements of stockholder's equity and as follows. OCI is shown net of reclassification adjustments and net of deferred income taxes. The disclosure of the gross components of OCI is as follows:

                                                   Years Ended December 31,
                                                    2001      2000      1999
                                                   ---------------------------
                                                         (In Millions)
    Gross Holding Gain (Loss):
      Holding gain (loss) on securities available
       for sale                                       $151     $ 457     $(948)
      Holding loss on derivatives                      (20)      (70)     (226)
      Income tax (expense) benefit                     (45)     (135)      411
    Reclassification adjustment:
      Realized (gain) loss on sale of securities
       available for sale                               (5)        3       (78)
      Realized loss on derivatives                      71
      Provision for income taxes (benefit)             (24)       (1)       27
    Allocation of holding (gain) loss to deferred
     policy
     acquisition costs                                   2       (27)       44
    Provision for income (taxes) benefit                (1)        9       (15)
                                                   ---------------------------
    Net unrealized gain (loss) on securities
     available for sale                                129       236      (785)
    Foreign currency translation adjustment             (1)       (4)       (1)
    Unrealized gain on interest in PIMCO Advisors
     (Note 1)                                          111        77
                                                   ---------------------------
    Total                                             $239      $309     $(786)
                                                   ===========================

13. REINSURANCE

   The Company has reinsurance agreements with other insurance companies for the purpose of diversifying risk and limiting exposure on larger mortality risks or, in the case of a producer-owned reinsurance company, to diversify risk and retain top producing agents. Amounts receivable from reinsurers for reinsurance of future policy benefits, universal life deposits, and unpaid losses is included in other assets. All assets associated with business reinsured on a yearly renewable term and modified coinsurance basis remain with, and under the control of the Company. Amounts recoverable (payable) from (to) reinsurers include the following amounts:

                                                        December 31,
                                                         2001    2000
                                                        --------------
                                                        (In Millions)
      Universal life deposits                             $(79)   $(66)
      Future policy benefits                               155     156
      Unpaid claims                                         34      26
      Paid claims                                           16      13
      Other                                                 17      33
                                                        --------------
      Net reinsurance recoverable                         $143    $162
                                                        ==============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (Continued)

   As of December 31, 2001, 75% of the reinsurance recoverables were from two reinsurers, of which 100% is secured by payables to the reinsurer. To the extent that the assuming companies become unable to meet their obligations under these agreements, the Company remains contingently liable. The Company does not anticipate nonperformance by the assuming companies. The components of insurance premiums are as follows:

                                                          Years Ended December 31,
                                                          2001      2000     1999
                                                        ---------------------------
                                                            (In Millions)
      Direct premiums                                    $ 923     $ 646     $563
      Ceded reinsurance                                   (129)     (108)     (93)
      Assumed reinsurance                                   18        14       14
                                                        ---------------------------
      Insurance premiums                                 $ 812     $ 552     $484
                                                        ===========================

   Revenues and benefits are shown net of the following reinsurance transactions:

                                                     Years Ended December 31,
                                                       2001     2000    1999
                                                     -------------------------
                                                           (In Millions)
      Ceded reinsurance netted against policy fees       $ 85     $ 74    $ 52
      Ceded reinsurance netted against net
       investment income                                  266      244     212
      Ceded reinsurance netted against interest
       credited                                           210      161     111
      Ceded reinsurance netted against policy
       benefits                                           115      110      88
      Assumed reinsurance included in policy
       benefits                                            11       12       8

14. SEGMENT INFORMATION

   The Company has five operating segments: Life Insurance, Institutional Products, Annuities, Group Insurance and Broker-Dealers. These segments are managed separately and have been identified based on differences in products and services offered. All other activity is included in Corporate and Other.

   Prior to May 4, 2000, the Company had another operating segment, Investment Management. In connection with the PIMCO Advisors transaction (Note 1), Investment Management was no longer considered an operating segment by management and, effective May 5, 2000, it's activities are included in Corporate and Other. PIMCO Advisors offers a diversified range of investment products through separately managed accounts, and institutional, retail and offshore funds.

   The Life Insurance segment offers universal life, variable universal life and other life insurance products to individuals, small businesses and corporations through a network of distribution channels that include branch offices, sales centers, marketing organizations, National Association of Securities Dealers (NASD) firms and a national producer group that has produced over 10% of the segment's in force business.

   The Institutional Products segment offers investment and annuity products to pension fund sponsors and other institutional investors primarily through its home office marketing team and other intermediaries.

   The Annuities segment offers variable and fixed annuities to individuals and small businesses through NASD firms, regional and national wirehouses, and financial institutions.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The Group Insurance segment primarily offers group life, health and dental insurance, and stop loss insurance products to corporate, government and labor-management-negotiated plans. The group life, health and dental insurance is primarily distributed through a network of sales offices and the stop loss insurance is distributed through a network of third party administrators.

   The Broker-Dealers segment includes five NASD registered firms that provide securities and insurance brokerage services and investment advisory services through approximately 3,100 registered representatives. Pacific Life's direct wholly owned broker-dealer subsidiary, Pacific Select Distributors, Inc. (PSD), primarily serves as the underwriter/distributor of registered investment-related products and services, principally variable life and annuity contracts issued by Pacific Life. During 2001, PSD became the distributor of the Pacific Funds, a multi-class, open end investment management company. Pacific Life is the investment adviser to the Pacific Funds.

   Corporate and Other primarily includes investment income, expenses and assets not attributable to the operating segments, and the operations of World-Wide (Note 4). Corporate and Other also includes the elimination of intersegment revenues, expenses and assets, including commission revenue and expense from the sale of Pacific Life's variable life and annuity products.

   The Company uses the same accounting policies and procedures to measure segment income and assets as it uses to measure its consolidated net income and assets. Net investment income and net realized investment gain (loss) are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The provision for income taxes is allocated based on each segment's actual tax provision.

   The Company generates substantially all of its revenues and income from customers located in the United States. Additionally, substantially all of the Company's assets are located in the United States.

   Depreciation expense and capital expenditures are not material and have not been reported herein. The Company's significant noncash item disclosed herein is interest credited to universal life and investment-type products.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information as of and for the year ended December 31, 2001:

                               Life    Institutional             Group   Broker- Corporate
                             Insurance   Products    Annuities Insurance Dealers and Other  Total
    -----------------------------------------------------------------------------------------------
                                                         (In Millions)
    REVENUES
    Policy fees               $   582     $     2     $   237                              $   821
    Insurance premiums            (59)        113                $723             $   35       812
    Net investment income         645         831          67      19     $  1        65     1,628
    Net realized investment
     gain (loss)                                5                   2                (21)      (14)
    Commission revenue                                                     580      (399)      181
    Other income                   28          10          99       2       40        46       225
                             ---------------------------------------------------------------------
    Total revenues              1,196         961         403     746      621      (274)    3,653
                             ---------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Policy benefits               205         351          27     557                 23     1,163
    Interest credited             506         456          67                                1,029
    Commission expenses           149           3         146      50      570      (394)      524
    Operating expenses            172          20         144     113       53       132       634
                             ---------------------------------------------------------------------
    Total benefits and
     expenses                   1,032         830         384     720      623      (239)    3,350
                             ---------------------------------------------------------------------

    Income (loss) before
     provision
     for income taxes
     (benefit)                    164         131          19      26       (2)      (35)      303
    Provision for income
     taxes (benefit)               38          34           1       7       (1)      (24)       55
                             ---------------------------------------------------------------------
    Income (loss) before
     cumulative adjustments
     due to changes in
     accounting principles        126          97          18      19       (1)      (11)      248
    Cumulative adjustments
     due to changes in
     accounting principles,
     net of taxes                  (3)         (8)         (1)      1                  4        (7)
                             ---------------------------------------------------------------------
    Net income (loss)         $   123     $    89     $    17    $ 20     $ (1)   $   (7)  $   241
                             =====================================================================


    Total assets              $18,216     $16,121     $17,928    $431     $ 74    $2,912   $55,682
    Deferred policy
     acquisition costs        $   923     $    75     $ 1,115                              $ 2,113
    Separate account assets   $ 3,615     $ 4,461     $15,382                              $23,458
    Policyholder and
     contract liabilities     $13,325     $10,965     $ 1,874    $212                      $26,376
    Separate account
     liabilities              $ 3,615     $ 4,461     $15,382                              $23,458

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information as of and for the year ended December 31, 2000, except for the Investment Management Segment, which is for the period ended, May 4, 2000:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other  Total
    ---------------------------------------------------------------------------------------------------------
                                                               (In Millions)
    REVENUES
    Policy fees               $   541     $     3     $   225                                         $   769
    Insurance premiums            (49)         64           2    $511                        $   24       552
    Net investment income         609         838          58      29       $49      $  1        99     1,683
    Net realized investment
     gain (loss)                  (22)        (40)         (4)     (7)       10               1,060       997
    Commission revenue                                                                687      (417)      270
    Other income                   32           8          97       4         6        23        39       209
                             --------------------------------------------------------------------------------
    Total revenues              1,111         873         378     537        65       711       805     4,480
                             --------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Policy benefits               190         298           6     385                                     879
    Interest credited             474         458          53                                    12       997
    Commission expenses           161           2         135      36                 650      (408)      576
    Operating expenses            159          20         126      93        27        47       103       575
                             --------------------------------------------------------------------------------
    Total benefits and
     expenses                     984         778         320     514        27       697      (293)    3,027
                             --------------------------------------------------------------------------------
    Income before provision
     for income taxes             127          95          58      23        38        14     1,098     1,453
    Provision for income
     taxes                         29          18          21       6         8         6       370       458
                             --------------------------------------------------------------------------------

    Net income                $    98     $    77     $    37    $ 17       $30      $  8    $  728   $   995
                             ================================================================================

    Total assets              $17,232     $17,908     $16,661    $374                $ 72    $2,537   $54,784
    Deferred policy
     acquisition costs        $   825     $    75     $   886                                $   10   $ 1,796
    Separate account assets   $ 3,543     $ 7,104     $15,271                                         $25,918
    Policyholder and
     contract liabilities     $12,439     $10,218     $ 1,019    $189                        $   87   $23,952
    Separate account
     liabilities              $ 3,543     $ 7,104     $15,271                                         $25,918

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information for the year ended December 31, 1999:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other Total
    --------------------------------------------------------------------------------------------------------
                                                              (In Millions)
    REVENUES
    Policy fees               $  509       $  3        $142                                           $  654
    Insurance premiums           (32)        25           6      $476                         $   9      484
    Net investment income        582        679          78        23       $116     $  1        31    1,510
    Net realized investment
     gain (loss)                  11         26                    (1)        10                 53       99
    Commission revenue                                                                583      (349)     234
    Other income                  25         11          57         3         15       19        15      145
                             -------------------------------------------------------------------------------
    Total revenues             1,095        744         283       501        141      603      (241)   3,126
                             -------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Policy benefits              174        197          10       354                                    735
    Interest credited            451        418          65                                       4      938
    Commission expenses          163                     87        33                 549      (347)     485
    Operating expenses           128         17          48        84         78       42        56      453
                             -------------------------------------------------------------------------------
    Total benefits and
     expenses                    916        632         210       471         78      591      (287)   2,611
                             -------------------------------------------------------------------------------
    Income before provision
     for income taxes            179        112          73        30         63       12        46      515
    Provision for income
     taxes                        54         31          24        10         12        5         8      144
                             -------------------------------------------------------------------------------

    Net income                $  125       $ 81        $ 49      $ 20       $ 51     $  7     $  38   $  371
                             ===============================================================================

15. EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   Pacific Life provides a defined benefit pension plan covering all eligible employees of the Company. On July 1, 2000, Pacific Life converted this final average pay formula defined benefit plan to a cash balance approach. Active employees' existing benefits in this plan were converted to opening balances and will increase over time from credits, based on years of service and compensation levels, and quarterly interest accruals. The full-benefit vesting period for all participants is five years. Pacific Life's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as may be determined appropriate. Contributions are intended to provide not only for benefits attributed to employment to date but also for those expected to be earned in the future. All such contributions are made to a tax-exempt trust. Plan assets consist primarily of group annuity contracts issued by Pacific Life, as well as mutual funds managed by an affiliate of Pacific Life.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   Components of the net periodic pension expense (benefit) are as follows:

                                                  Years Ended December 31,
                                                   2001      2000      1999
                                                 ----------------------------
                                                       (In Millions)
        Service cost - benefits earned during
         the year                                    $ 12      $  6      $  5
        Interest cost on projected benefit
         obligation                                    12        12        11
        Expected return on plan assets                (16)      (17)      (16)
        Amortization of net obligations and
         prior service cost                            (1)       (4)       (2)
                                                 ----------------------------
        Net periodic pension expense (benefit)       $  7      $ (3)     $ (2)
                                                 ============================

   The following tables set forth the changes in projected benefit obligation and plan assets and funded status reconciliation:

                                                         December 31,
                                                          2001    2000
                                                         --------------
                                                         (In Millions)
        Change in Projected Benefit Obligation:
        ---------------------------------------
        Projected benefit obligation, beginning of year    $170    $156
          Service cost                                       12       6
          Interest cost                                      12      12
          Plan expense                                       (1)     (1)
          Actuarial loss                                      4       5
          Benefits paid                                     (19)     (8)
                                                         --------------
        Projected benefit obligation, end of year          $178    $170
                                                         ==============

        Change in Plan Assets:
        ----------------------
        Fair value of plan assets, beginning of year       $197    $212
          Actual return on plan assets                      (13)     (6)
          Employer contributions                             17
          Plan expense                                       (1)     (1)
          Benefits paid                                     (19)     (8)
                                                         --------------
        Fair value of plan assets, end of year             $181    $197
                                                         ==============

        Funded Status Reconciliation:
        -----------------------------
        Funded status                                      $  3    $ 27
        Unrecognized transition asset                                (1)
        Unrecognized actuarial (gain) loss                   15     (18)
                                                         --------------
        Prepaid pension cost                               $ 18    $  8
                                                         ==============

  In determining the actuarial present value of the projected benefit obligation as of December 31, 2001 and 2000, the weighted average discount rate used was 7.0% and 7.5%, respectively, and the rate of increase in future compensation levels was 4.5% and 5.0%, respectively. The expected long-term rate of return on plan assets was 8.5% in 2001 and 2000.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   POSTRETIREMENT BENEFITS

   Pacific Life provides a defined benefit health care plan and a defined benefit life insurance plan (the Plans) that provide postretirement benefits for all eligible retirees and their dependents. Generally, qualified employees may become eligible for these benefits if they reach normal retirement age, have been covered under Pacific Life's policy as an active employee for a minimum continuous period prior to the date retired, and have an employment date before January 1, 1990. The Plans contain cost-sharing features such as deductibles and coinsurance, and require retirees to make contributions which can be adjusted annually. Pacific Life's commitment to qualified employees who retire after April 1, 1994 is limited to specific dollar amounts. Pacific Life reserves the right to modify or terminate the Plans at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

   The net periodic postretirement benefit cost for the years ended December 31, 2001, 2000 and 1999 is $1 million. As of December 31, 2001 and 2000, the accumulated benefit obligation is $19 million and $20 million, respectively. The fair value of the plan assets as of December 31, 2001 and 2000 is zero. The amount of accrued benefit cost included in other liabilities is $24 million as of December 31, 2001 and 2000.

   The Plans include both indemnity and HMO coverage. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for indemnity coverage was 9.0% and 10.0% for 2001 and 2000, respectively, and is assumed to decrease gradually to 5.0% in 2005 and remain at that level thereafter. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for HMO coverage was 8.0% and 9.0% for 2001 and 2000, respectively, and is assumed to decrease gradually to 4.5% in 2005 and remain at that level thereafter.

   The amount reported is materially affected by the health care cost trend rate assumptions. If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 2001 would be increased by 7.0%, and the aggregate of the service and interest cost components of the net periodic benefit cost would increase by 6.6%. If the health care cost trend rate assumptions were decreased by 1%, the accumulated postretirement benefit obligation as of December 31, 2001 would be decreased by 6.6%, and the aggregate of the service and interest cost components of the net periodic benefit cost would decrease by 6.4%.

   The discount rate used in determining the accumulated postretirement benefit obligation is 7.0% and 7.5% for 2001 and 2000, respectively.

   OTHER PLANS

   Pacific Life provides a voluntary Retirement Incentive Savings Plan (RISP) pursuant to Section 401(k) of the Internal Revenue Code covering all eligible employees of the Company. Pacific Life's RISP matches 75% of each employee contributions, up to a maximum of 6.0% of eligible employee compensation, to an Employee Stock Ownership Plan (ESOP). ESOP contributions made by the Company amounted to $9 million, $8 million and $7 million for the years ended December 31, 2001, 2000 and 1999, respectively, and are included in operating expenses.

   The ESOP was formed at the time of the Conversion and is only available to the participants of the RISP in the form of matching contributions. Pacific LifeCorp issued 1.7 million shares of common stock to the ESOP in 1997, in exchange for a promissory note of $21 million (ESOP Note) bearing an interest rate of 6.5%. Interest and principal payments are due semiannually in equal installments through September 2, 2012. Interest and principal payments made by the ESOP to Pacific LifeCorp were funded by contributions from Pacific Life. In 1999, Pacific Life loaned cash to the ESOP to pay off the ESOP Note due Pacific LifeCorp. Interest and principal payments made by the ESOP to Pacific Life continue to be funded by contributions from Pacific Life. The interest rate was reduced to 6.0% effective September 2, 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   The ESOP Note is included in unearned ESOP shares. The unearned ESOP shares account is reduced as ESOP shares are released for allocation to participants through ESOP contributions by Pacific Life. In addition, when the fair value of ESOP shares being released for allocation to participants exceeds the original issue price of those shares, paid-in capital is increased by this difference.

   On January 9, 2002, Pacific Life loaned cash of $46 million to the ESOP in exchange for a 5.5% promissory note due January 9, 2017. The ESOP then purchased 2 million shares of newly issued common stock of Pacific LifeCorp at a price of $23.00 per share in exchange for cash. These newly issued shares were purchased in order for the ESOP to maintain its matching contributions to participants in the plan.

   The Company has deferred compensation plans that permit eligible employees to defer portions of their compensation and earn interest on the deferred amounts. The interest rate is determined annually. The compensation that has been deferred has been accrued and the primary expense related to this plan, other than compensation, is interest on the deferred amounts.

   The Company also has performance-based incentive compensation plans for its employees.

16. TRANSACTIONS WITH AFFILIATES

   Pacific Life serves as the investment adviser for the Pacific Select Fund, the investment vehicle provided to the Company's variable life and variable annuity contractholders. Pacific Life charges fees based upon the net asset value of the portfolios of the Pacific Select Fund, which amounted to $117 million, $115 million and $70 million for the years ended December 31, 2001, 2000 and 1999, respectively. In addition, Pacific Life provides certain support services to the Pacific Select Fund and other affiliates based on an allocation of actual costs. Fees amounted to $948,000, $698,000 and $1,288,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

   PAM has an agreement to loan Pacific LifeCorp up to $350 million at variable rates. The outstanding balance as of December 31, 2001 was $70 million. There was no balance outstanding as of December 31, 2000. The interest rate as of December 31, 2001 was 2.2%.

   During 2001, PAM entered into an agreement to loan Aviation Capital Group Holding Corp., a subsidiary of Pacific LifeCorp, up to $100 million at variable rates. The outstanding balance as of December 31, 2001 was $18 million. The interest rate as of December 31, 2001 was 4.1%.

17. TERMINATION AND NONCOMPETITION AGREEMENTS

   The Company had termination and noncompetition agreements with certain former key employees of PAM's subsidiaries. In connection with the closing of the PIMCO Advisors transaction (Note 1), these agreements were assumed by Allianz. These agreements provided terms and conditions for the allocation of future proceeds received from distributions and sales of certain PIMCO Advisors units and other noncompete payments. For the years ended December 31, 2000 and 1999, $14 million and $54 million, respectively, is included in operating expenses related to these agreements.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. COMMITMENTS AND CONTINGENCIES


   The Company has outstanding commitments to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments as follows (In Millions):

        Years Ending December 31:
        -------------------------
          2002                                                    $290
          2003 through 2006                                        234
          2007 and thereafter                                       82
                                                                  ----
        Total                                                     $606
                                                                  ====

   The Company leases office facilities under various noncancelable operating leases. Rent expense, which is included in operating expenses, in connection with these leases was $15 million, $14 million and $9 million for the years ended December 31, 2001, 2000 and 1999, respectively. Aggregate minimum future commitments are as follows (In Millions):

        Years Ending December 31:
        -------------------------
          2002                                                    $ 16
          2003 through 2006                                         53
          2007 and thereafter                                       31
                                                                  ----
        Total                                                     $100
                                                                  ====

   The Company has investments in entities that are not consolidated because of control and substantive ownership by independent third parties. There are no material unrecorded liabilities and all material guarantees and commitments have been disclosed herein.

   The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.

   ----------------------------------------------------------------------------

WHERE TO GO FOR MORE INFORMATION

                      ---------------------------------------------------------
The Pacific Select     For more information about your policy, please call or
Exec, Pacific          write to us at the address below. You should also use
Select Choice and      this address to send us any notices, forms or requests
Pacific Select         about your policy.
Estate Maximizer
variable life
insurance policies
are underwritten by
Pacific Life
Insurance Company.

                      ---------------------------------------------------------
How to contact us      Pacific Life Insurance Company
                       Client Services Department
                       700 Newport Center Drive
                       P.O. Box 7500
                       Newport Beach, California 92658-7500

                       1-800-800-7681
                       7 a.m. through 5 p.m. Pacific time

                      ---------------------------------------------------------
How to contact the     You can also find reports and other information about
SEC                    the policy and separate account from the SEC. The SEC
                       may charge you a fee for this information.

                       Public Reference Section of the SEC
                       Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov

Underwritten by:

[LOGO OF PACIFIC LIFE]

Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, CA 92660
(800) 800-7681

Visit us at our web site: www.PacificLife.com


      [LOGO OF IMSA APPEARS HERE]

*Membership promotes ethical market conduct for individual life insurance and annuities mailing address:
Pacific Life Insurance Company
Life Insurance Operations Center
P.O. Box 7500
Newport Beach, CA 92658-7500

ADDRESS SERVICE REQUESTED


15-24098-00

                 Supplement to Prospectus Dated May 1, 2001 for
                  Pacific Select Exec, Pacific Select Choice,
                 Pacific Select Estate Preserver Last Survivor,
               Pacific Select Estate Preserver II Last Survivor,
               Pacific Select Estate Preserver III Last Survivor,
                Pacific Select Estate Preserver IV Last Survivor
                  and Pacific Estate Preserver V Last Survivor
               Flexible Premium Variable Life Insurance Policies
            and the Pacific Select Estate Maximizer Modified Single
            Premium Variable Life Insurance Policy (each a "policy")
                    Issued by Pacific Life Insurance Company

In this supplement, you and your mean the        This supplement provides information about four additional variable investment
Policyholder or Owner. Pacific Life, we, us,     options offered under your policy. Each of these investment options is set up
and our refer to Pacific Life Insurance          as a variable account under our separate account and invests in a corresponding
Company. M Fund refers to M Fund, Inc.           portfolio of the M Fund.
You'll find an explanation of what terms
used in this supplement mean in the              Variable Account I:   Brandes International Equity Fund
accompanying variable life insurance             Variable Account II:  Turner Core Growth Fund
prospectus or the M Fund prospectus.             Variable Account III: Frontier Capital Appreciation Fund
                                                 Variable Account IV:  Clifton Enhanced U.S. Equity Fund
The M Fund is described in detail in its         Variable Account V:   Business Opportunity Value Fund
prospectus and in its Statement of
Additional Information (SAI).                    You can allocate premium payments and transfer accumulated value to these variable investment options, as well as to the other investment options
Each policy is described in detail its           described in the accompanying variable life insurance prospectus.
accompanying variable life insurance
prospectus. Except as described below, all
features and procedures of each policy
described in its prospectus remain intact.

The M Fund is described in detail in its prospectus and in its Statement of Additional Information (SAI).

Each policy is described in detail in its accompanying variable life insurance prospectus. Except as described below, all features and procedures of each policy described in its prospectus remain intact.

Supplement dated May 1, 2002

Your policy's accumulated value will          About the variable investment options
fluctuate depending on the investment         The following chart is a summary of the M Fund portfolios. Each M Fund
options you've chosen.                        portfolio invests in different securities and has its own investment goals, strategies and risks. The value of each portfolio will fluctuate with the value of the investments it holds and returns are not guaranteed. You'll find detailed descriptions of the portfolios, including the risks associated with investing in the portfolios, in the accompanying M Fund prospectus. There's no guarantee that a portfolio will achieve its investment objective. You should read the M Fund prospectus carefully before investing.

                                                                  The Portfolio's
                                                                  Investment         The Portfolio's Main         Portfolio
                                               Portfolio          Goal               Investments                  Manager

                                               Brandes            Long-term          Equity securities of         Brandes
                                               International      capital            foreign issuers,             Investment
                                               Equity             appreciation.      including common             Partners,
                                                                                     stocks, preferred            L.P.
                                                                                     stocks and securities
                                                                                     that are convertible
                                                                                     into common stocks.
                                                                                     Focuses on stocks with
                                                                                     capitalizations of
                                                                                     $1 billion or more.
                                                                                     May also invest in
                                                                                     emerging markets
                                                                                     securitites.

                                               Turner Core        Long-term          Common stocks of U.S.        Turner
                                               Growth Fund        capital            companies that the           Investment
                                                                  appreciation.      subadviser believes          Partners,
                                                                                     have strong earnings         Inc.
                                                                                     growth potential.

                                               Frontier Capital   Maximum            Common stock of U.S.         Frontier
                                               Appreciation       capital            companies of all             Capital
                                                                  appreciation.      sizes, with emphasis         Management
                                                                                     on stocks of companies       Company, LLC
                                                                                     with capitalizations
                                                                                     that are consistent
                                                                                     with the
                                                                                     capitalizations of
                                                                                     those companies found
                                                                                     in the Russell 2500.

                                               Clifton Enhanced   Above-market       Futures contracts on         The Clifton
                                               U.S. Equity        total return.      the Standard & Poor's        Group
                                                                                     500 Composite Stock
                                                                                     Price Index (the "S&P
                                                                                     500" or the "Index")
                                                                                     to have a 100%
We are not responsible for the operation                                             exposure to the S&P
of the M Fund or any of its portfolios. We                                           500 to try to earn a
also are not responsible for ensuring that                                           return equal to that
the M Fund and its portfolios comply with                                            of the Index.
any laws that apply.
                                               Business           Long-term          Equity securities of         Iridian Asset
                                               Opportunity        capital            U.S. issuers in the          Management
                                               Value Fund         appreciation       large-to-medium-             LLC
                                                                                     capitalization segment
                                                                                     of the U.S. stock
                                                                                     market.

                                              M Financial Investment Advisers, Inc. (MFIA) is the investment adviser for each portfolio of the M Fund, and has retained other firms to manage the portfolios.
                                              MFIA and the M Fund's Board of Directors oversee the management of all of the M
                                              Fund's portfolios.

You'll find more information about Policy       Fees and expenses paid by the M Fund
charges in An overview of the policy in the     The M Fund pays advisory fees and other expenses. These are deducted from the
accompanying variable life insurance            assets of each Portfolio and may vary from year to year. They are not fixed and
prospectus.                                     are not part of the terms of your policy. If you choose a variable investment option, these fees and expenses affect you indirectly because they reduce portfolio returns.

                                                M Fund's expenses are assessed at the Fund level and are not direct charges against the Variable Accounts or the Policy's Accumulated Value. The unit value of a variable account will change with the value of its corresponding M Fund portfolio.

You'll find more about M Fund fees and          . Advisory fee
expenses in the accompanying M Fund             MFIA is the investment adviser to the M Fund. The M Fund pays an advisory fee
prospectus.                                     to MFIA for these services. The table below shows the advisory fee as an annual percentage of each portfolio's average daily net assets.

                                                . Other expenses
                                                The table also shows expenses the M Fund paid in 2001 as an annual percentage of each portfolio's average daily net assets.

                                                ------------------------------------------------------------------------------
                                                                                    Distribution
                                                M Fund Portfolios/1/   Advisory fee (12b-I) fee  Other expenses Total expenses
                                                ------------------------------------------------------------------------------
                                                                             As an annual % of average daily net assets
                                                Brandes International
                                                 Equity                   0.76%          --          0.26%          1.02%
                                                Turner Core Growth        0.45%          --          0.45%          0.90%
                                                Frontier Capital
                                                 Appreciation             0.90%          --          0.25%          1.15%
                                                Clifton Enhanced U.S.
                                                 Equity                   0.39%          --          0.39%          0.78%
                                                Business Opportunity
                                                 Value Fund/2/            0.65%          --          0.54%          1.19%
                                                ------------------------------------------------------------------------------

                                                /1/ Until further notice, MFIA has voluntarily agreed to cap total annual operating expenses (on an annualized basis) for these portfolios at: 1.01% for the Brandes International Equity, 0.70% for the Turner Core Growth, 1.15% for
                                                Frontier Capital Appreciation, 0.64% for Clifton Enhanced U.S. Equity, and
                                                0.90% for Business Opportunity Value Fund. Fees and expenses shown are for the year ended December 31, 2001. Future fees and expenses may be different.

                                                /2/ Fees and expenses shown are estimates for the first year of operation.
                                                Future expenses may be different.

                                                Statements and reports we'll send you
                                                We'll send you financial statements that we receive from M Fund.

The rights we describe in the                   Voting rights
accompanying variable life insurance            We're the legal owner of the shares of the M Fund that are held by the variable
prospectus under Making changes to the          accounts. The voting rights we describe in the Voting rights section of the
separate account also apply to the              accompanying variable life insurance prospectus and how we'll exercise them
M Fund.                                         also apply to the M Fund.

PART II.  ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet.
     The cross-reference sheet.

     The Prospectus for Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policies consisting of 121 pages.


     The Prospectus for Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life Insurance Policies consisting of 119 pages.


     Supplement (in-force) dated May 1, 2002 to prospectus consisting of 12 pages.


     Supplement dated May 1, 2002 to prospectus dated May 1, 2002 consisting of 3 pages.



     The undertaking to file reports.
     Representation pursuant to Section 26(e) of the Investment Company Act of 1940.
     The signatures.

Written Consent of the following person (included in the exhibits shown below):

     Deloitte & Touche LLP, Independent Auditors
     Dechert, Outside Counsel


The following exhibits:

  1.  (1)   (a)  Resolution of the Board of Directors of the Depositor dated
                 November 22, 1989 and copies of the Memoranda concerning
                 Pacific Select Exec Separate Account dated May 12, 1988 and
                 January 26, 1993./1/
            (b)  Resolution of the Board of Directors of Pacific Life Insurance
                 Company authorizing conformity to the terms of the current
                 Bylaws./4/
      (2)   Inapplicable
      (3)   (a)  Distribution Agreement Between Pacific Mutual Life Insurance
                 Company and Pacific Equities Network/1/
            (b)  Form of Selling Agreement Between Pacific Equities Network and
                 Various Broker-Dealers/3/
      (4)   Inapplicable
      (5)   (a)  Pacific Select Estate Preserver Last Survivor Flexible Premium
                 Variable Life Insurance Policy (Form 96-56)/2/
            (b)  Accelerated Living Benefit Rider/1/
            (c)  Policy Split Option Rider/1/
            (d)  Last Survivor Added Protection Benefit Rider (Form
                 R96-LSAPB)/2/
            (e)  Individual Annual Renewable Term Rider (Form R96-ART)/2/
            (f)  Enhanced Policy Split Option Rider (Form R96-EPSO)/2/
            (g)  Fixed LT Account Endorsement/5/
            (h)  Pacific Select Estate Preserver III Last Survivor Flexible
                 Premium Variable Life Insurance Policy (Form 00-56)/8/
            (i)  Last Survivor Added Protection Benefit Rider (Form
                 R00-LSAPB)/8/
            (j)  Estate Tax Repeal Rider/9/
            (k)  Estate Tax Waiver of Surrender Charge Rider/10/
      (6)   (a)  Articles of Incorporation of Pacific Life Insurance
                 Company/4/
            (b)  Bylaws of Pacific Life Insurance Company/4/
      (7)   Inapplicable
      (8)   Inapplicable
      (9)   (a)  Participation Agreement between Pacific Life Insurance
                 Company and Pacific Select Fund/6/
            (b)  M Fund Inc. Participation Agreement with Pacific Life
                 Insurance Company./6/
            (c)  Addendum to Participation Agreement between Pacific Life
                 Insurance Company and Pacific Select Fund 8/14/00/9/
            (d)  Addendum to Participation Agreement between Pacific Life
                 Insurance Company and Pacific Select Fund 12/22/00/9/
            (e)  Addendum to Participation Agreement with M Fund Inc. 8/7/00/9/

            (f) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund dated 1/1/02

            (g) Addendum to Participation Agreement with M Fund Inc. dated 12/11/01/10/

            (h)  Addendum to Participation Agreement with M Fund Inc. dated
                 1/2/02

      (10)  Applications and General Questionnaire/9/

  2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered/7/
  3.  Inapplicable

  4.  Inapplicable

  5.  Inapplicable

  6.  (a) Consent of Independent Auditors

      (b) Consent of Dechert/2/


  7. (a) Opinion of Actuary regarding Form of Illustrations for Pacific Select Estate Preserver Policies


      (b) Form of Illustration of Policy Benefits for Pacific Select Estate Preserver Policies


      (c) Opinion of Actuary regarding Form of Illustrations for Pacific Select Estate Preserver III Policies


      (d) Form of Illustration of Policy Benefits for Pacific Select Estate Preserver III Policies


  8.  Memorandum Describing Issuance, Transfer, and Redemption
      Procedures/1/

  9.  Powers of Attorney


_______________________

/1/ Filed as part of the Registration Statement on Form S-6 filed via EDGAR on March 14, 1996, File No. 333-01713, Accession Number 0000898430-96-000838.
/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed via EDGAR on October 25, 1996, File
       No. 333-01713 Accession Number 0001017062-96-000349.
/3/ Filed as part of Post-Effective Amendment No.1 to the Registration Statement on Form S-6 filed via EDGAR on January 15, 1997, File
       No. 333-01713 Accession Number 0001017062-97-000040.
/4/ Filed as part of Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 1998, File
       No. 333-01713, Accession Number 0001017062-98-000895.
/5/ Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 filed via EDGAR on April 9, 1999, File No. 333-01713, Accession Number 0001017062-99-000624.
/6/ Filed as part of Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 333-01713, Accession Number 0001017062-00-000592.
/7/ Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 filed via EDGAR on June 1, 2000, File No. 333-01713, Accession Number 0001017062-00-001333.
/8/ Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 filed via EDGAR on July 21, 2000, File No. 333-01713, Accession Number 0001017062-00-001534.
/9/ Filed as part of Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 2001, File No. 333-01713, Accession Number 0001017062-01-500067.
/10/ Filed as part of Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 filed via EDGAR on December 26, 2001, File No. 333-01713, Accession Number 0001017062-01-500969.

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940


     Pacific Life Insurance Company represents that the fees and charges to be deducted under each of the Variable Life Insurance Policies ("Policies") described in the prospectuses contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with each of the Policies.

                            RULE 484 UNDERTAKINGS

     Pacific Life's Bylaws provide in Article X, Section 1 for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 24th day of April, 2002.


                                       PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                       (Registrant)

                                  BY:  PACIFIC LIFE INSURANCE COMPANY
                                       (Depositor)

                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/ DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in this Post-Effective Amendment No. 16 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-01713.)

SIGNATURES

     Pursuant to the requirements of the Securities act of 1933, the registrant, Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 24th day of April, 2002.


                                       PACIFIC LIFE INSURANCE COMPANY
                                       (Depositor)


                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/ DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact

(Power of attorney is contained as Exhibit 9 in this Post-Effective Amendment No. 16 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-01713.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



Signature                              Title              Date
Thomas C. Sutton*             Director, Chairman          ____________, 2002
                              of the Board and
                              Chief Executive Officer

Glenn S. Schafer*             Director and President      ____________, 2002

Khanh T. Tran*                Director, Executive Vice    ____________, 2002
                              President and Chief
                              Financial Officer

David R. Carmichael*          Director, Senior Vice       ____________, 2002
                              President and General
                              Counsel

Audrey L. Milfs*              Director, Vice President    ____________, 2002
                              and Corporate Secretary

Edward R. Byrd*               Vice President and
                              Controller                  ____________, 2002

Brian D. Klemens*             Vice President and
                              Treasurer                   ____________, 2002

James T. Morris*              Executive Vice President    ____________, 2002

*BY: /s/ DAVID R. CARMICHAEL                                  April 24, 2002
David R. Carmichael
as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 16 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-01713.)